UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652
Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016
Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	5,446,169	4,560,132
	Comcast Corp. Class A	33,250,659	2,205,849
	Home Depot Inc.	17,101,861	2,200,667
	Walt Disney Co.	20,463,780	1,900,267
	McDonald's Corp.	11,811,474	1,362,572
	Starbucks Corp.	20,299,181	1,098,998
*	Priceline Group Inc.	687,068	1,011,014
	NIKE Inc. Class B	18,663,402	982,628
	Lowe's Cos. Inc.	12,106,029	874,176
	Time Warner Inc.	10,765,655	857,054
*	Charter Communications Inc. Class A	2,999,854	809,871
	TJX Cos. Inc.	9,088,579	679,644
	Ford Motor Co.	54,012,032	651,925
	General Motors Co.	19,672,478	624,995
*	Netflix Inc.	5,933,986	584,794
	Target Corp.	7,956,487	546,452
	Twenty-First Century Fox Inc. Class A	19,753,310	478,425
	Yum! Brands Inc.	5,126,541	465,541
*	O'Reilly Automotive Inc.	1,313,823	368,015
	Ross Stores Inc.	5,488,905	352,937
	Newell Brands Inc.	6,673,646	351,434
*	AutoZone Inc.	404,536	310,821
	CBS Corp. Class B	5,631,614	308,275
	Marriott International Inc. Class A	4,426,433	298,032
	Carnival Corp.	5,991,450	292,503
	Omnicom Group Inc.	3,273,740	278,268
	Delphi Automotive plc	3,775,499	269,269
*	Dollar Tree Inc.	3,263,256	257,569
	VF Corp.	4,592,837	257,428
	Dollar General Corp.	3,587,560	251,093
	L Brands Inc.	3,325,115	235,318
	Genuine Parts Co.	2,061,807	207,108
	Expedia Inc.	1,668,196	194,712
*	Ulta Salon Cosmetics & Fragrance Inc.	811,973	193,233
	Viacom Inc. Class B	4,805,060	183,073
*	Mohawk Industries Inc.	872,954	174,888
	Royal Caribbean Cruises Ltd.	2,322,282	174,055
*	Chipotle Mexican Grill Inc. Class A	402,999	170,670
	Whirlpool Corp.	1,044,887	169,439
	Macy's Inc.	4,269,117	158,171
	Advance Auto Parts Inc.	1,018,676	151,905
*	LKQ Corp.	4,247,935	150,632
	Best Buy Co. Inc.	3,820,666	145,873
	Mattel Inc.	4,715,389	142,782
	DR Horton Inc.	4,689,957	141,637
*,^ CarMax Inc.		2,650,312	141,394
	Coach Inc.	3,858,543	141,068
	Hanesbrands Inc.	5,225,435	131,942
	Harley-Davidson Inc.	2,473,299	130,071

	Foot Locker Inc.	1,873,253	126,857
	Tractor Supply Co.	1,850,863	124,656
	Hasbro Inc.	1,563,514	124,034
	Interpublic Group of Cos. Inc.	5,548,058	123,999
	PVH Corp.	1,109,830	122,636
	Goodyear Tire & Rubber Co.	3,633,570	117,364
	Lennar Corp. Class A	2,597,210	109,966
*	Michael Kors Holdings Ltd.	2,338,702	109,428
	Kohl's Corp.	2,485,094	108,723
^	Tiffany & Co.	1,486,004	107,928
^	Wynn Resorts Ltd.	1,099,937	107,156
	Darden Restaurants Inc.	1,746,447	107,092
	Wyndham Worldwide Corp.	1,519,672	102,319
*	TripAdvisor Inc.	1,580,886	99,880
*,^ Under Armour Inc. Class A		2,567,218	99,300
	News Corp. Class A	7,018,180	98,114
	BorgWarner Inc.	2,784,439	97,957
	Bed Bath & Beyond Inc.	2,135,529	92,063
	PulteGroup Inc.	4,283,131	85,834
*	Under Armour Inc.	2,524,252	85,471
	Leggett & Platt Inc.	1,852,530	84,438
	Scripps Networks Interactive Inc. Class A	1,318,228	83,694
^	Nordstrom Inc.	1,610,028	83,528
	Harman International Industries Inc.	965,084	81,501
*	Discovery Communications Inc.	3,094,778	81,424
	Ralph Lauren Corp. Class A	780,275	78,917
	Signet Jewelers Ltd.	1,047,420	78,064
	Staples Inc.	9,013,853	77,068
	Garmin Ltd.	1,594,625	76,717
	H&R Block Inc.	3,032,178	70,195
	Gap Inc.	3,038,482	67,576
	TEGNA Inc.	2,965,570	64,827
*	Discovery Communications Inc. Class A	2,100,530	56,546
	Twenty-First Century Fox Inc.	2,071,043	51,238
*	AutoNation Inc.	916,161	44,626
*	Urban Outfitters Inc.	1,229,818	42,453
			31,902,208
Consumer Staples (9.8%)
^	Procter & Gamble Co.	36,937,946	3,315,181
	Coca-Cola Co.	53,763,092	2,275,254
	PepsiCo Inc.	19,918,583	2,166,544
	Philip Morris International Inc.	21,470,628	2,087,374
	Altria Group Inc.	27,040,845	1,709,793
	Wal-Mart Stores Inc.	20,978,727	1,512,986
	CVS Health Corp.	14,757,241	1,313,247
	Walgreens Boots Alliance Inc.	11,834,309	954,082
	Mondelez International Inc. Class A	21,525,387	944,964
	Costco Wholesale Corp.	6,063,077	924,680
	Colgate-Palmolive Co.	12,339,358	914,840
	Kraft Heinz Co.	8,244,612	737,975
	Kimberly-Clark Corp.	4,977,644	627,880
	Reynolds American Inc.	11,456,457	540,172
	General Mills Inc.	8,255,269	527,347
	Constellation Brands Inc. Class A	2,451,562	408,160
	Kroger Co.	13,134,348	389,827
	Sysco Corp.	7,068,083	346,407
	Archer-Daniels-Midland Co.	8,048,958	339,425

	Tyson Foods Inc. Class A	4,115,181	307,281
	Molson Coors Brewing Co. Class B	2,549,243	279,907
*,^ Monster Beverage Corp.		1,870,576	274,619
	ConAgra Foods Inc.	5,760,463	271,375
	Estee Lauder Cos. Inc. Class A	3,057,668	270,787
	Kellogg Co.	3,486,268	270,081
	Dr Pepper Snapple Group Inc.	2,565,936	234,296
	Clorox Co.	1,791,813	224,299
	JM Smucker Co.	1,641,882	222,541
	Mead Johnson Nutrition Co.	2,555,263	201,891
	Hershey Co.	1,942,021	185,657
	Church & Dwight Co. Inc.	3,563,080	170,743
	McCormick & Co. Inc.	1,589,533	158,826
	Campbell Soup Co.	2,685,740	146,910
	Hormel Foods Corp.	3,737,949	141,780
	Whole Foods Market Inc.	4,409,970	125,023
	Brown-Forman Corp. Class B	2,525,961	119,832
			25,641,986
Energy (7.2%)
	Exxon Mobil Corp.	57,394,708	5,009,410
	Chevron Corp.	26,112,228	2,687,470
	Schlumberger Ltd.	19,248,766	1,513,723
	Occidental Petroleum Corp.	10,574,556	771,097
	ConocoPhillips	17,143,085	745,210
	EOG Resources Inc.	7,622,023	737,126
	Kinder Morgan Inc.	26,572,785	614,629
	Halliburton Co.	11,918,325	534,894
	Phillips 66	6,151,837	495,530
	Anadarko Petroleum Corp.	7,553,432	478,585
	Pioneer Natural Resources Co.	2,347,739	435,858
	Spectra Energy Corp.	9,670,580	413,417
	Valero Energy Corp.	6,385,773	338,446
	Apache Corp.	5,251,881	335,438
	Devon Energy Corp.	7,247,476	319,686
	Baker Hughes Inc.	5,922,781	298,923
	Marathon Petroleum Corp.	7,318,860	297,073
	Williams Cos. Inc.	9,453,830	290,516
*	Concho Resources Inc.	1,967,918	270,294
	Noble Energy Inc.	5,951,662	212,712
	Hess Corp.	3,728,764	199,936
	National Oilwell Varco Inc.	5,226,675	192,028
	Marathon Oil Corp.	11,735,737	185,542
	Cimarex Energy Co.	1,315,358	176,745
	EQT Corp.	2,390,032	173,564
	Cabot Oil & Gas Corp.	6,443,949	166,254
	ONEOK Inc.	2,911,930	149,644
	Tesoro Corp.	1,644,902	130,868
*	Newfield Exploration Co.	2,752,602	119,628
	Range Resources Corp.	2,602,064	100,830
^	Helmerich & Payne Inc.	1,497,609	100,789
*	Southwestern Energy Co.	6,835,418	94,602
*	FMC Technologies Inc.	3,126,584	92,766
^	Murphy Oil Corp.	2,238,917	68,063
*,^ Chesapeake Energy Corp.		9,015,906	56,530
*,^ Transocean Ltd.		4,740,968	50,539

Diamond Offshore Drilling Inc.	221,868	3,907
		18,862,272
Financials (12.7%)
* Berkshire Hathaway Inc. Class B	24,715,243	3,570,611
JPMorgan Chase & Co.	49,993,868	3,329,092
Wells Fargo & Co.	62,852,229	2,783,097
Bank of America Corp.	141,243,944	2,210,468
Citigroup Inc.	40,213,107	1,899,265
US Bancorp	22,268,209	955,083
Goldman Sachs Group Inc.	5,218,876	841,648
American International Group Inc.	14,077,810	835,377
Chubb Ltd.	6,437,180	808,832
American Express Co.	10,740,047	687,793
MetLife Inc.	15,209,184	675,744
Morgan Stanley	20,373,910	653,187
PNC Financial Services Group Inc.	6,801,140	612,715
BlackRock Inc.	1,688,528	612,024
Bank of New York Mellon Corp.	14,776,207	589,275
Charles Schwab Corp.	16,662,787	526,044
Capital One Financial Corp.	7,004,018	503,099
Prudential Financial Inc.	6,048,213	493,837
CME Group Inc.	4,689,682	490,165
Marsh & McLennan Cos. Inc.	7,173,025	482,386
S&P Global Inc.	3,653,948	462,444
Travelers Cos. Inc.	3,989,952	457,049
Intercontinental Exchange Inc.	1,648,777	444,114
BB&T Corp.	11,272,342	425,193
Aon plc	3,676,253	413,542
Aflac Inc.	5,668,660	407,407
Allstate Corp.	5,141,203	355,668
State Street Corp.	5,073,835	353,291
Discover Financial Services	5,585,775	315,875
Synchrony Financial	10,949,257	306,579
SunTrust Banks Inc.	6,939,184	303,936
Progressive Corp.	8,054,368	253,713
M&T Bank Corp.	2,170,150	251,954
Moody's Corp.	2,315,374	250,709
Willis Towers Watson plc	1,796,461	238,516
T. Rowe Price Group Inc.	3,440,388	228,786
Hartford Financial Services Group Inc.	5,341,267	228,713
* Berkshire Hathaway Inc. Class A	1,042	225,301
Ameriprise Financial Inc.	2,234,589	222,945
Fifth Third Bancorp	10,608,767	217,055
Northern Trust Corp.	2,948,930	200,498
Principal Financial Group Inc.	3,699,517	190,562
KeyCorp	14,982,851	182,341
Citizens Financial Group Inc.	7,184,091	177,519
Invesco Ltd.	5,676,656	177,509
Franklin Resources Inc.	4,859,996	172,870
Regions Financial Corp.	17,358,741	171,331
Loews Corp.	3,826,363	157,455
Cincinnati Financial Corp.	2,074,598	156,466
Lincoln National Corp.	3,219,632	151,258
Huntington Bancshares Inc.	15,062,644	148,518
XL Group Ltd.	3,802,564	127,880
Arthur J Gallagher & Co.	2,451,170	124,691
Unum Group	3,250,315	114,769

Comerica Inc.	2,408,756	113,982
* E*TRADE Financial Corp.	3,790,442	110,378
* Affiliated Managers Group Inc.	746,116	107,963
Nasdaq Inc.	1,580,635	106,756
Torchmark Corp.	1,542,897	98,576
Zions Bancorporation	2,835,434	87,955
Leucadia National Corp.	4,490,688	85,503
Assurant Inc.	834,299	76,964
People's United Financial Inc.	4,299,426	68,017
Navient Corp.	4,395,153	63,598
Legg Mason Inc.	1,287,137	43,093
		33,138,984
Health Care (14.6%)
Johnson & Johnson	37,867,534	4,473,292
Pfizer Inc.	83,955,077	2,843,558
Merck & Co. Inc.	38,273,417	2,388,644
UnitedHealth Group Inc.	13,182,120	1,845,497
Amgen Inc.	10,358,067	1,727,829
Medtronic plc	19,127,751	1,652,638
Gilead Sciences Inc.	18,265,338	1,445,154
AbbVie Inc.	22,540,685	1,421,641
* Allergan plc	5,480,314	1,262,171
Bristol-Myers Squibb Co.	23,126,300	1,246,970
* Celgene Corp.	10,728,310	1,121,430
Eli Lilly & Co.	13,444,919	1,079,089
* Biogen Inc.	3,032,820	949,364
Thermo Fisher Scientific Inc.	5,456,601	867,927
Abbott Laboratories	20,346,110	860,437
Danaher Corp.	8,410,868	659,328
* Express Scripts Holding Co.	8,722,700	615,212
Aetna Inc.	4,855,354	560,551
Becton Dickinson and Co.	2,947,156	529,692
McKesson Corp.	3,123,905	520,911
Stryker Corp.	4,300,118	500,577
Cigna Corp.	3,551,175	462,789
Anthem Inc.	3,642,495	456,441
* Boston Scientific Corp.	18,833,717	448,243
* Regeneron Pharmaceuticals Inc.	1,044,535	419,924
* Intuitive Surgical Inc.	532,718	386,130
* Alexion Pharmaceuticals Inc.	3,103,726	380,331
* Illumina Inc.	2,029,012	368,590
Humana Inc.	2,063,248	364,968
Zimmer Biomet Holdings Inc.	2,768,242	359,927
Zoetis Inc.	6,851,873	356,366
* Edwards Lifesciences Corp.	2,946,392	355,217
Cardinal Health Inc.	4,409,369	342,608
Baxter International Inc.	6,775,299	322,504
St. Jude Medical Inc.	3,942,044	314,417
* HCA Holdings Inc.	4,086,835	309,087
* Vertex Pharmaceuticals Inc.	3,429,358	299,074
* Cerner Corp.	4,159,849	256,871
* Mylan NV	6,367,245	242,719
CR Bard Inc.	1,016,758	228,039
Agilent Technologies Inc.	4,505,411	212,160
AmerisourceBergen Corp. Class A	2,503,394	202,224
* Laboratory Corp. of America Holdings	1,416,323	194,716
Dentsply Sirona Inc.	3,223,034	191,545

* Henry Schein Inc.	1,132,949	184,648
Perrigo Co. plc	1,983,804	183,165
* Waters Corp.	1,115,510	176,797
Quest Diagnostics Inc.	1,925,373	162,944
* Centene Corp.	2,362,033	158,162
* Mettler-Toledo International Inc.	366,830	154,006
Universal Health Services Inc. Class B	1,247,110	153,669
* DaVita Inc.	2,292,394	151,459
* Hologic Inc.	3,840,398	149,123
* Varian Medical Systems Inc.	1,292,867	128,679
Cooper Cos. Inc.	674,146	120,847
* Mallinckrodt plc	1,492,667	104,158
PerkinElmer Inc.	1,514,068	84,954
* Endo International plc	2,738,673	55,184
Patterson Cos. Inc.	1,151,078	52,881
		38,067,478
Industrials (9.9%)
General Electric Co.	124,033,370	3,673,868
3M Co.	8,365,932	1,474,328
Honeywell International Inc.	10,531,427	1,227,859
Union Pacific Corp.	11,528,654	1,124,390
United Technologies Corp.	10,773,270	1,094,564
Boeing Co.	8,030,212	1,057,900
United Parcel Service Inc. Class B	9,568,932	1,046,458
Lockheed Martin Corp.	3,494,172	837,623
Caterpillar Inc.	8,086,156	717,808
General Dynamics Corp.	3,972,054	616,304
* Johnson Controls International plc	13,065,274	607,927
FedEx Corp.	3,381,161	590,621
Raytheon Co.	4,084,538	556,028
Illinois Tool Works Inc.	4,421,853	529,915
Northrop Grumman Corp.	2,471,832	528,848
Emerson Electric Co.	8,907,016	485,521
Eaton Corp. plc	6,293,423	413,541
Delta Air Lines Inc.	10,365,937	408,003
CSX Corp.	13,093,585	399,354
Norfolk Southern Corp.	4,063,062	394,361
Waste Management Inc.	5,632,028	359,098
^ Deere & Co.	4,003,670	341,713
Southwest Airlines Co.	8,584,846	333,865
PACCAR Inc.	4,851,495	285,171
Cummins Inc.	2,147,441	275,195
American Airlines Group Inc.	7,335,012	268,535
Stanley Black & Decker Inc.	2,081,988	256,043
Roper Technologies Inc.	1,402,532	255,920
Nielsen Holdings plc	4,648,364	249,013
Ingersoll-Rand plc	3,571,329	242,636
Parker-Hannifin Corp.	1,853,574	232,679
Equifax Inc.	1,651,584	222,270
Rockwell Automation Inc.	1,791,193	219,135
* United Continental Holdings Inc.	4,063,082	213,190
Fortive Corp.	4,162,397	211,866
* TransDigm Group Inc.	693,013	200,364
* Verisk Analytics Inc. Class A	2,176,032	176,868
WW Grainger Inc.	769,872	173,098
Fastenal Co.	3,997,992	167,036
Republic Services Inc. Class A	3,226,678	162,786

L-3 Communications Holdings Inc.	1,068,273	161,021
Acuity Brands Inc.	607,253	160,679
Dover Corp.	2,148,101	158,186
Masco Corp.	4,567,176	156,700
AMETEK Inc.	3,218,836	153,796
Rockwell Collins Inc.	1,796,969	151,556
Pentair plc	2,306,672	148,181
Textron Inc.	3,726,985	148,148
Kansas City Southern	1,493,505	139,374
CH Robinson Worldwide Inc.	1,973,627	139,062
Cintas Corp.	1,181,719	133,062
Xylem Inc.	2,477,532	129,947
Expeditors International of Washington Inc.	2,506,645	129,142
Fortune Brands Home & Security Inc.	2,131,248	123,825
Snap-on Inc.	803,578	122,112
Alaska Air Group Inc.	1,702,033	112,096
Fluor Corp.	1,924,752	98,778
JB Hunt Transport Services Inc.	1,217,151	98,760
* Stericycle Inc.	1,176,018	94,246
* United Rentals Inc.	1,193,283	93,661
Allegion plc	1,326,949	91,440
* Jacobs Engineering Group Inc.	1,682,610	87,025
Flowserve Corp.	1,802,809	86,967
Dun & Bradstreet Corp.	503,027	68,723
Robert Half International Inc.	1,798,619	68,096
* Quanta Services Inc.	2,091,997	58,555
Ryder System Inc.	739,715	48,784
Pitney Bowes Inc.	2,561,049	46,509
		25,840,133
Information Technology (21.2%)
Apple Inc.	74,581,785	8,431,471
Microsoft Corp.	107,856,778	6,212,550
* Facebook Inc. Class A	32,152,243	4,124,168
* Alphabet Inc. Class A	4,082,982	3,282,963
* Alphabet Inc. Class C	4,087,948	3,177,521
Intel Corp.	65,483,003	2,471,983
Cisco Systems Inc.	69,616,338	2,208,230
Visa Inc. Class A	26,110,711	2,159,356
International Business Machines Corp.	12,039,477	1,912,471
Oracle Corp.	41,656,239	1,636,257
QUALCOMM Inc.	20,396,997	1,397,194
Mastercard Inc.	13,273,266	1,350,820
Accenture plc Class A	8,617,097	1,052,751
Texas Instruments Inc.	13,886,082	974,525
Broadcom Ltd.	5,474,623	944,482
* Adobe Systems Inc.	6,896,827	748,582
* PayPal Holdings Inc.	15,535,691	636,497
* salesforce.com Inc.	8,912,094	635,700
Automatic Data Processing Inc.	6,314,374	556,928
Hewlett Packard Enterprise Co.	22,999,962	523,249
* Yahoo! Inc.	12,119,629	522,356
NVIDIA Corp.	7,404,965	507,388
* eBay Inc.	14,532,971	478,135
Applied Materials Inc.	14,960,733	451,066
Activision Blizzard Inc.	9,441,407	418,254
* Cognizant Technology Solutions Corp. Class A	8,400,689	400,797
Intuit Inc.	3,391,549	373,104

	HP Inc.	23,680,046	367,751
*	Electronic Arts Inc.	4,162,827	355,505
	Fidelity National Information Services Inc.	4,537,611	349,532
	Corning Inc.	14,351,280	339,408
	TE Connectivity Ltd.	4,921,273	316,832
*	Fiserv Inc.	3,043,531	302,740
	Amphenol Corp. Class A	4,273,521	277,437
	Analog Devices Inc.	4,255,798	274,286
	Paychex Inc.	4,441,583	257,034
*	Micron Technology Inc.	14,372,973	255,552
	Western Digital Corp.	3,935,044	230,082
	Symantec Corp.	8,521,452	213,889
^	Lam Research Corp.	2,218,704	210,134
*	Red Hat Inc.	2,507,019	202,642
	Skyworks Solutions Inc.	2,596,432	197,692
	Linear Technology Corp.	3,315,792	196,593
*	Autodesk Inc.	2,703,830	195,568
	Xilinx Inc.	3,509,712	190,718
	Microchip Technology Inc.	2,980,989	185,239
*	Citrix Systems Inc.	2,156,164	183,748
	Motorola Solutions Inc.	2,308,243	176,073
*	Alliance Data Systems Corp.	809,548	173,672
	Global Payments Inc.	2,125,491	163,153
	Seagate Technology plc	4,131,152	159,256
	Harris Corp.	1,719,095	157,486
	KLA-Tencor Corp.	2,157,818	150,422
	CA Inc.	4,346,280	143,775
^	Western Union Co.	6,746,070	140,453
	NetApp Inc.	3,855,339	138,098
*	Akamai Technologies Inc.	2,416,571	128,054
	Juniper Networks Inc.	5,295,241	127,404
	Xerox Corp.	11,789,158	119,424
*	F5 Networks Inc.	916,925	114,286
	Total System Services Inc.	2,288,312	107,894
*,^ VeriSign Inc.		1,284,598	100,507
*	Qorvo Inc.	1,768,452	98,574
	FLIR Systems Inc.	1,897,194	59,610
*	Teradata Corp.	1,800,490	55,815
	CSRA Inc.	2,010,818	54,091
*,^ First Solar Inc.		1,060,178	41,866
			55,101,093
Materials (2.9%)
	EI du Pont de Nemours & Co.	12,101,682	810,450
	Dow Chemical Co.	15,596,719	808,378
	Monsanto Co.	6,056,429	618,967
	Praxair Inc.	3,948,035	477,041
	Air Products & Chemicals Inc.	2,997,233	450,604
	Ecolab Inc.	3,632,494	442,147
	PPG Industries Inc.	3,685,529	380,936
	LyondellBasell Industries NV Class A	4,718,318	380,579
	Sherwin-Williams Co.	1,110,509	307,233
	Newmont Mining Corp.	7,343,875	288,541
	International Paper Co.	5,691,573	273,082
	Nucor Corp.	4,407,017	217,927
	Vulcan Materials Co.	1,842,212	209,515
	Ball Corp.	2,412,382	197,695
	Alcoa Inc.	18,219,197	184,743

Freeport-McMoRan Inc.	16,901,247	183,548
WestRock Co.	3,480,966	168,757
International Flavors & Fragrances Inc.	1,100,857	157,389
Martin Marietta Materials Inc.	878,076	157,272
Eastman Chemical Co.	2,042,721	138,251
Albemarle Corp.	1,555,216	132,955
Sealed Air Corp.	2,721,228	124,687
Mosaic Co.	4,850,190	118,636
Avery Dennison Corp.	1,231,037	95,762
FMC Corp.	1,853,605	89,603
CF Industries Holdings Inc.	3,231,032	78,676
* Owens-Illinois Inc.	2,238,215	41,161
		7,534,535
Real Estate (3.1%)
Simon Property Group Inc.	4,349,345	900,358
American Tower Corporation	5,889,200	667,423
Public Storage	2,064,042	460,570
Crown Castle International Corp.	4,672,318	440,179
Prologis Inc.	7,293,161	390,476
Welltower Inc.	4,953,815	370,397
Equinix Inc.	983,740	354,392
Ventas Inc.	4,862,863	343,464
AvalonBay Communities Inc.	1,900,950	338,065
Weyerhaeuser Co.	10,362,971	330,993
Equity Residential	5,059,583	325,483
Boston Properties Inc.	2,127,176	289,913
HCP Inc.	6,471,755	245,603
Vornado Realty Trust	2,378,205	240,698
Realty Income Corp.	3,579,478	239,575
General Growth Properties Inc.	8,082,958	223,090
Essex Property Trust Inc.	906,760	201,935
Digital Realty Trust Inc.	2,033,397	197,484
Kimco Realty Corp.	5,813,123	168,290
Host Hotels & Resorts Inc.	10,283,938	160,121
Federal Realty Investment Trust	981,150	151,028
SL Green Realty Corp.	1,387,648	150,005
Extra Space Storage Inc.	1,739,758	138,154
Macerich Co.	1,669,558	135,017
UDR Inc.	3,697,966	133,090
Iron Mountain Inc.	3,387,235	127,123
* CBRE Group Inc. Class A	4,136,316	115,734
Apartment Investment & Management Co.	2,168,381	99,550
		7,938,210
Telecommunication Services (2.6%)
AT&T Inc.	85,148,438	3,457,878
Verizon Communications Inc.	56,419,900	2,932,706
CenturyLink Inc.	7,559,030	207,344
* Level 3 Communications Inc.	4,031,798	186,995
Frontier Communications Corp.	16,256,178	67,626
		6,852,549
Utilities (3.3%)
NextEra Energy Inc.	6,464,902	790,787
Duke Energy Corp.	9,535,751	763,242
Southern Co.	13,546,356	694,928
Dominion Resources Inc.	8,661,621	643,299
American Electric Power Co. Inc.	6,805,581	436,986

Exelon Corp.	12,773,276	425,222
PG&E Corp.	6,899,374	422,035
Sempra Energy	3,457,508	370,610
Edison International	4,509,335	325,799
PPL Corp.	9,383,705	324,395
Consolidated Edison Inc.	4,213,391	317,268
Public Service Enterprise Group Inc.	7,002,171	293,181
Xcel Energy Inc.	7,029,406	289,190
WEC Energy Group Inc.	4,376,899	262,089
Eversource Energy	4,390,319	237,867
DTE Energy Co.	2,483,179	232,599
FirstEnergy Corp.	5,886,234	194,717
Entergy Corp.	2,477,784	190,120
American Water Works Co. Inc.	2,462,883	184,322
Ameren Corp.	3,355,624	165,030
CMS Energy Corp.	3,858,231	162,084
SCANA Corp.	1,979,450	143,253
CenterPoint Energy Inc.	5,955,821	138,354
Alliant Energy Corp.	3,143,586	120,431
AES Corp.	9,112,561	117,096
Pinnacle West Capital Corp.	1,539,053	116,953
NiSource Inc.	4,459,823	107,526
NRG Energy Inc.	4,356,094	48,832
8,518,215
Total Common Stocks (Cost $168,799,449)	259,397,663
Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund	0.640%	17,435,714	1,743,746

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.365%	10/5/16	20,000	20,000
4,5 Federal Home Loan Bank Discount Notes	0.511%	10/12/16	2,000	2,000
4,5 Federal Home Loan Bank Discount Notes	0.465%	10/28/16	5,000	4,999
5,6 Freddie Mac Discount Notes	0.300%	11/8/16	13,000	12,997
5	United States Treasury Bill	0.295%	11/17/16	5,000	4,999
5	United States Treasury Bill	0.340%	12/8/16	4,500	4,498
49,493
Total Temporary Cash Investments (Cost $1,793,142)	1,793,239
Total Investments (100.3%) (Cost $170,592,591)	261,190,902
Other Assets and Liabilities-Net (-0.3%)3,5	(693,214)
Net Assets (100%)	260,497,688

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $766,621,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $772,514,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

5 Securities with a value of $46,621,000 and cash of $16,730,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	259,397,663	—	—
Temporary Cash Investments	1,743,746	49,493	—
Futures Contracts—Assets[1]	6,702	—	—
Futures Contracts—Liabilities[1]	(179)	—	—
Total	261,147,932	49,493	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

500 Index Fund

counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	10,672	1,152,789	10,025

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $170,592,591,000. Net unrealized appreciation of investment securities for tax purposes was $90,598,311,000, consisting of unrealized gains of $95,340,320,000 on securities that had risen in value since their purchase and $4,742,009,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (14.1%)
*	Liberty Global plc	8,386,272	277,082
*,^ Tesla Motors Inc.		1,305,506	266,362
	Las Vegas Sands Corp.	4,161,280	239,440
*	DISH Network Corp. Class A	2,576,134	141,121
*	MGM Resorts International	5,379,564	140,030
	Hilton Worldwide Holdings Inc.	5,945,303	136,326
	Autoliv Inc.	1,011,872	108,068
	Aramark	2,773,752	105,486
	Lear Corp.	806,726	97,791
*	Liberty Interactive Corp. QVC Group Class A	4,843,383	96,916
	Domino's Pizza Inc.	548,399	83,274
*,^ Sirius XM Holdings Inc.		19,700,187	82,150
*,^ lululemon athletica Inc.		1,206,488	73,572
*	Norwegian Cruise Line Holdings Ltd.	1,867,990	70,423
*	Liberty Global plc Class A	2,057,608	70,329
*	NVR Inc.	41,605	68,227
*	Liberty SiriusXM Group	2,011,754	67,213
*	Burlington Stores Inc.	809,623	65,596
	Vail Resorts Inc.	408,395	64,069
*	Liberty Ventures Class A	1,528,419	60,938
	Service Corp. International	2,173,188	57,676
	Gentex Corp.	3,226,260	56,653
*	Liberty Broadband Corp.	789,375	56,425
	Dick's Sporting Goods Inc.	992,953	56,320
	Dunkin' Brands Group Inc.	1,053,093	54,845
	Six Flags Entertainment Corp.	980,097	52,543
^	Polaris Industries Inc.	675,192	52,287
*	ServiceMaster Global Holdings Inc.	1,526,199	51,402
*	Toll Brothers Inc.	1,697,236	50,679
	Brunswick Corp.	1,012,930	49,411
	Carter's Inc.	566,692	49,138
*	Panera Bread Co. Class A	251,217	48,917
	Williams-Sonoma Inc.	918,975	46,941
	Cinemark Holdings Inc.	1,216,026	46,549
	Thor Industries Inc.	534,521	45,274
	Pool Corp.	472,618	44,672
*	Sally Beauty Holdings Inc.	1,656,884	42,549
*	Live Nation Entertainment Inc.	1,493,497	41,041
	CST Brands Inc.	852,948	41,018
	Tupperware Brands Corp.	577,864	37,775
*	Tenneco Inc.	637,023	37,119
	Jack in the Box Inc.	374,420	35,922
*	Liberty Global PLC LiLAC	1,279,376	35,886
^	Cracker Barrel Old Country Store Inc.	270,715	35,794
*	AMC Networks Inc. Class A	678,539	35,189
*	Skechers U.S.A. Inc. Class A	1,523,060	34,878
	American Eagle Outfitters Inc.	1,923,839	34,360
*	Bright Horizons Family Solutions Inc.	507,125	33,922
*	Liberty SiriusXM Group	988,886	33,602

	GameStop Corp. Class A	1,194,450	32,955
*	Tempur Sealy International Inc.	577,450	32,765
*,^ JC Penney Co. Inc.		3,542,415	32,661
	Tribune Media Co. Class A	872,561	31,866
	Brinker International Inc.	623,526	31,444
*	Cabela's Inc.	566,854	31,137
	Cable One Inc.	52,274	30,528
*	Murphy USA Inc.	413,298	29,493
*	Buffalo Wild Wings Inc.	207,649	29,225
*	Starz	936,709	29,216
*	Madison Square Garden Co. Class A	168,934	28,619
	Texas Roadhouse Inc. Class A	728,550	28,435
*	Michaels Cos. Inc.	1,171,984	28,327
*	Vista Outdoor Inc.	700,745	27,932
	CalAtlantic Group Inc.	834,045	27,890
*	Helen of Troy Ltd.	321,721	27,723
	Drew Industries Inc.	279,945	27,440
	Visteon Corp.	381,040	27,305
	John Wiley & Sons Inc. Class A	519,990	26,837
	Cheesecake Factory Inc.	509,589	25,510
	Wolverine World Wide Inc.	1,104,790	25,443
*	Five Below Inc.	630,637	25,408
	Dana Inc.	1,624,178	25,321
*	Kate Spade & Co.	1,464,919	25,094
	Graham Holdings Co. Class B	51,960	25,012
	Lithia Motors Inc. Class A	261,007	24,931
	Papa John's International Inc.	314,782	24,821
	Wendy's Co.	2,283,323	24,660
	Lions Gate Entertainment Corp.	1,223,810	24,464
	Big Lots Inc.	509,872	24,346
*	Groupon Inc. Class A	4,553,642	23,451
	Regal Entertainment Group Class A	1,072,556	23,328
	Cooper Tire & Rubber Co.	612,896	23,302
	Monro Muffler Brake Inc.	377,167	23,071
	Bloomin' Brands Inc.	1,318,232	22,726
	Meredith Corp.	434,247	22,576
*	Dorman Products Inc.	349,295	22,320
*	Steven Madden Ltd.	643,260	22,231
	Office Depot Inc.	6,140,173	21,920
*	Deckers Outdoor Corp.	368,035	21,916
*	TRI Pointe Group Inc.	1,662,859	21,916
*	Grand Canyon Education Inc.	541,345	21,865
*	Media General Inc.	1,163,167	21,437
	Sinclair Broadcast Group Inc. Class A	721,223	20,829
	Interval Leisure Group Inc.	1,197,588	20,563
	Sotheby's	540,167	20,537
	Churchill Downs Inc.	139,273	20,383
^	Nexstar Broadcasting Group Inc. Class A	351,685	20,296
	Penske Automotive Group Inc.	419,923	20,232
	Marriott Vacations Worldwide Corp.	273,120	20,025
*	Cooper-Standard Holding Inc.	197,837	19,546
*	Liberty Broadband Corp. Class A	273,951	19,220
	Core-Mark Holding Co. Inc.	535,204	19,160
	Aaron's Inc.	749,943	19,064
*	Liberty Global PLC LiLAC Class A	690,340	19,046
	Choice Hotels International Inc.	408,197	18,402
*	Dave & Buster's Entertainment Inc.	467,708	18,325

	Chico's FAS Inc.	1,538,385	18,307
*,^ GoPro Inc. Class A		1,096,117	18,283
*	Boyd Gaming Corp.	917,053	18,139
	Dillard's Inc. Class A	287,196	18,096
*	Shutterfly Inc.	397,866	17,761
*	Liberty TripAdvisor Holdings Inc. Class A	798,482	17,447
	New York Times Co. Class A	1,455,778	17,397
	DSW Inc. Class A	847,878	17,365
	Time Inc.	1,176,149	17,031
*,^ Smith & Wesson Holding Corp.		633,438	16,843
	Columbia Sportswear Co.	295,551	16,770
	Children's Place Inc.	203,165	16,227
	GNC Holdings Inc. Class A	783,549	16,000
*	Houghton Mifflin Harcourt Co.	1,188,918	15,943
	Gannett Co. Inc.	1,351,344	15,730
*	LifeLock Inc.	908,391	15,370
*	Etsy Inc.	1,067,310	15,241
*	American Axle & Manufacturing Holdings Inc.	883,759	15,218
	KB Home	942,929	15,200
	DineEquity Inc.	191,902	15,197
	DeVry Education Group Inc.	651,533	15,024
*,^ Restoration Hardware Holdings Inc.		433,290	14,983
*	Meritage Homes Corp.	429,653	14,909
*	TopBuild Corp.	447,414	14,854
	Sonic Corp.	560,257	14,668
	HSN Inc.	367,291	14,618
	La-Z-Boy Inc.	582,480	14,306
*	Liberty Media Group LLC	501,463	14,111
*	Ollie's Bargain Outlet Holdings Inc.	536,020	14,049
	Group 1 Automotive Inc.	219,301	14,009
*	iRobot Corp.	316,702	13,929
*	G-III Apparel Group Ltd.	462,602	13,485
*	MSG Networks Inc.	714,076	13,289
*,^ Wayfair Inc.		334,646	13,175
*	Gentherm Inc.	417,861	13,129
*	Fossil Group Inc.	472,662	13,126
*	Genesco Inc.	240,276	13,085
*	Belmond Ltd. Class A	1,024,675	13,024
	Extended Stay America Inc.	905,633	12,860
	Caleres Inc.	506,641	12,813
*	Hyatt Hotels Corp. Class A	259,835	12,789
*	Popeyes Louisiana Kitchen Inc.	240,016	12,754
*	Universal Electronics Inc.	171,229	12,750
	Callaway Golf Co.	1,090,193	12,657
	Sturm Ruger & Co. Inc.	218,933	12,646
	Scholastic Corp.	315,275	12,409
	Abercrombie & Fitch Co.	769,819	12,232
*	Asbury Automotive Group Inc.	212,165	11,811
*	Penn National Gaming Inc.	845,749	11,477
	MDC Holdings Inc.	444,712	11,474
	ClubCorp Holdings Inc.	788,507	11,410
	Standard Motor Products Inc.	236,297	11,286
	Oxford Industries Inc.	166,662	11,283
*	Select Comfort Corp.	512,305	11,066
*	Ascena Retail Group Inc.	1,963,835	10,978
*	La Quinta Holdings Inc.	978,582	10,941
	National CineMedia Inc.	738,396	10,869

	Guess? Inc.	742,177	10,843
	Finish Line Inc. Class A	463,882	10,706
*	Hibbett Sports Inc.	264,678	10,561
	International Speedway Corp. Class A	312,954	10,459
	SeaWorld Entertainment Inc.	769,643	10,375
*	Express Inc.	869,642	10,253
*	EW Scripps Co. Class A	641,753	10,204
	Nutrisystem Inc.	340,913	10,122
	Cato Corp. Class A	304,917	10,029
*	Denny's Corp.	908,716	9,714
*	Cavco Industries Inc.	95,763	9,485
	Ethan Allen Interiors Inc.	301,653	9,433
*	Apollo Education Group Inc.	1,181,047	9,389
*	Carmike Cinemas Inc.	281,526	9,203
	Bob Evans Farms Inc.	236,424	9,055
	World Wrestling Entertainment Inc. Class A	416,385	8,869
	Tailored Brands Inc.	557,863	8,758
*	Pinnacle Entertainment Inc.	694,097	8,565
*	Gray Television Inc.	800,437	8,293
*	BJ's Restaurants Inc.	233,262	8,292
*	Liberty Braves Group	471,394	8,193
*	Installed Building Products Inc.	223,897	8,031
	Superior Industries International Inc.	273,538	7,976
*	Nautilus Inc.	347,800	7,902
^	Buckle Inc.	327,831	7,878
	Red Rock Resorts Inc. Class A	331,143	7,812
	Rent-A-Center Inc.	617,463	7,805
	Winnebago Industries Inc.	328,367	7,740
	AMC Entertainment Holdings Inc.	247,475	7,694
	Capella Education Co.	131,966	7,659
*	Vitamin Shoppe Inc.	283,204	7,604
*	Fiesta Restaurant Group Inc.	313,063	7,513
	New Media Investment Group Inc.	475,300	7,367
*	Francesca's Holdings Corp.	472,187	7,286
*	Liberty Media Group LLC Class A	250,041	7,164
	Wingstop Inc. Class A	242,958	7,119
*	Red Robin Gourmet Burgers Inc.	157,362	7,072
*	Crocs Inc.	850,553	7,060
*	Scientific Games Corp. Class A	619,522	6,982
	Barnes & Noble Inc.	608,298	6,874
*,^ LGI Homes Inc.		185,148	6,821
*,^ Sears Holdings Corp.		591,976	6,784
*	M/I Homes Inc.	286,341	6,749
*,^ Shake Shack Inc. Class A		187,142	6,488
*	Taylor Morrison Home Corp. Class A	367,386	6,466
*	Loral Space & Communications Inc.	161,341	6,310
*	Modine Manufacturing Co.	531,766	6,307
*	Strayer Education Inc.	134,399	6,274
	Marcus Corp.	249,450	6,246
*	Planet Fitness Inc. Class A	308,837	6,198
*	Motorcar Parts of America Inc.	214,266	6,167
	Sonic Automotive Inc. Class A	327,691	6,161
*,^ Lumber Liquidators Holdings Inc.		310,867	6,115
*	Isle of Capri Casinos Inc.	273,778	6,100
*	Tile Shop Holdings Inc.	367,686	6,085
*	Fox Factory Holding Corp.	264,035	6,065
*	MarineMax Inc.	288,644	6,047

	Tower International Inc.	241,749	5,826
*	Stoneridge Inc.	306,207	5,634
*	K12 Inc.	382,943	5,495
*	WCI Communities Inc.	230,914	5,477
*	Career Education Corp.	800,228	5,434
^	PetMed Express Inc.	266,489	5,404
*	Chuy's Holdings Inc.	192,694	5,384
*,^ Caesars Entertainment Corp.		716,354	5,337
	Entravision Communications Corp. Class A	689,509	5,261
*	Carrols Restaurant Group Inc.	398,032	5,258
*	Unifi Inc.	177,860	5,234
*	Iconix Brand Group Inc.	630,701	5,121
*,^ Zoe's Kitchen Inc.		223,267	4,954
	Blue Nile Inc.	143,515	4,940
*	Global Eagle Entertainment Inc.	585,661	4,867
	Haverty Furniture Cos. Inc.	240,985	4,829
*	Biglari Holdings Inc.	11,009	4,800
	Libbey Inc.	261,152	4,662
*	Regis Corp.	371,319	4,660
	Ruth's Hospitality Group Inc.	329,380	4,651
*	tronc Inc.	272,226	4,595
*	FTD Cos. Inc.	223,013	4,587
	Shoe Carnival Inc.	170,147	4,536
*	Party City Holdco Inc.	262,193	4,489
	Movado Group Inc.	204,563	4,394
*,^ Sequential Brands Group Inc.		548,420	4,387
*,^ Chegg Inc.		617,643	4,379
*	Barnes & Noble Education Inc.	457,148	4,375
*	Zumiez Inc.	237,569	4,276
*	William Lyon Homes Class A	230,385	4,274
	Pier 1 Imports Inc.	1,007,721	4,273
*	Horizon Global Corp.	212,346	4,232
*	Del Taco Restaurants Inc.	350,549	4,179
	Spartan Motors Inc.	433,628	4,154
	Fred's Inc. Class A	446,573	4,046
	Carriage Services Inc. Class A	167,901	3,971
*	Beazer Homes USA Inc.	332,805	3,880
*	Sportsman's Warehouse Holdings Inc.	368,856	3,880
*	American Public Education Inc.	193,583	3,835
	Flexsteel Industries Inc.	73,959	3,825
*	Del Frisco's Restaurant Group Inc.	281,862	3,797
*	Vera Bradley Inc.	248,771	3,769
*	Federal-Mogul Holdings Corp.	388,235	3,731
*	Eldorado Resorts Inc.	260,162	3,658
	Citi Trends Inc.	180,795	3,603
	Entercom Communications Corp. Class A	276,874	3,583
	Culp Inc.	118,022	3,514
*	America's Car-Mart Inc.	96,311	3,505
	NACCO Industries Inc. Class A	50,841	3,455
	Hooker Furniture Corp.	137,969	3,379
*	Potbelly Corp.	269,076	3,345
*	Ascent Capital Group Inc. Class A	141,313	3,274
	Big 5 Sporting Goods Corp.	238,666	3,251
*	Overstock.com Inc.	212,142	3,250
*,^ Weight Watchers International Inc.		312,758	3,228
*	1-800-Flowers.com Inc. Class A	345,223	3,166
*	Century Communities Inc.	147,020	3,162

*	Malibu Boats Inc. Class A	210,718	3,140
*	Monarch Casino & Resort Inc.	123,062	3,097
*,^ Conn's Inc.		296,536	3,060
*	Tuesday Morning Corp.	510,730	3,054
	Bassett Furniture Industries Inc.	126,770	2,947
*	El Pollo Loco Holdings Inc.	232,062	2,922
*,^ Lands' End Inc.		192,120	2,786
*	Duluth Holdings Inc.	99,789	2,645
*	Perry Ellis International Inc.	135,400	2,611
	Saga Communications Inc. Class A	57,379	2,602
*	ZAGG Inc.	315,518	2,556
	Arctic Cat Inc.	159,667	2,473
	Marine Products Corp.	269,024	2,413
	Speedway Motorsports Inc.	134,817	2,408
*,^ Hovnanian Enterprises Inc. Class A		1,370,470	2,316
	Stein Mart Inc.	362,419	2,301
	CSS Industries Inc.	89,843	2,298
	Metaldyne Performance Group Inc.	144,026	2,283
*	Kirkland's Inc.	187,414	2,283
	Winmark Corp.	21,327	2,250
*	Lee Enterprises Inc.	597,222	2,240
*	Habit Restaurants Inc. Class A	158,475	2,219
*	Green Brick Partners Inc.	268,113	2,215
*	Daily Journal Corp.	10,100	2,212
	Collectors Universe Inc.	118,079	2,188
*,^ Intrawest Resorts Holdings Inc.		132,424	2,148
*	Reading International Inc. Class A	158,217	2,112
	A H Belo Corp. Class A	280,464	2,061
*,^ JAKKS Pacific Inc.		238,338	2,059
*	Nathan's Famous Inc.	38,916	2,045
*,^ Central European Media Enterprises Ltd. Class A		884,780	2,044
*	Lindblad Expeditions Holdings Inc.	226,520	2,039
*	At Home Group Inc.	134,099	2,032
*,^ Jamba Inc.		185,030	2,021
*	Ruby Tuesday Inc.	773,282	1,933
*	Destination XL Group Inc.	439,891	1,905
*	Build-A-Bear Workshop Inc.	182,161	1,887
	Clear Channel Outdoor Holdings Inc. Class A	321,348	1,877
*	Century Casinos Inc.	268,955	1,858
	Lifetime Brands Inc.	132,495	1,783
	Strattec Security Corp.	50,484	1,782
	Stage Stores Inc.	316,888	1,778
*	Boot Barn Holdings Inc.	152,730	1,738
	Johnson Outdoors Inc. Class A	47,076	1,712
*	Bojangles' Inc.	105,615	1,686
	Weyco Group Inc.	59,398	1,596
	Superior Uniform Group Inc.	77,771	1,539
*	Gaia Inc. Class A	211,360	1,522
*	Black Diamond Inc.	295,479	1,519
*	West Marine Inc.	183,104	1,514
	Escalade Inc.	117,888	1,504
*	Kona Grill Inc.	115,745	1,455
*	Skullcandy Inc.	228,165	1,447
*	Red Lion Hotels Corp.	171,677	1,432
*	Bridgepoint Education Inc.	204,954	1,408
	RCI Hospitality Holdings Inc.	122,057	1,407
*	Vince Holding Corp.	245,330	1,384

*	Ballantyne Strong Inc.	193,171	1,352
*,^ Vuzix Corp.		150,381	1,332
*	Tilly's Inc. Class A	139,432	1,309
*	New Home Co. Inc.	115,752	1,235
	Golden Entertainment Inc.	99,041	1,235
*,^ Noodles & Co. Class A		257,463	1,226
*	J Alexander's Holdings Inc.	120,368	1,219
*	EVINE Live Inc.	523,475	1,199
	Destination Maternity Corp.	164,998	1,168
*	Delta Apparel Inc.	69,689	1,147
*	Cherokee Inc.	109,465	1,127
	Ark Restaurants Corp.	47,616	1,081
	McClatchy Co. Class A	66,695	1,076
*	Container Store Group Inc.	207,399	1,041
*	VOXX International Corp. Class A	346,448	1,036
*	Skyline Corp.	72,077	987
	Rocky Brands Inc.	93,094	984
	Liberty Tax Inc.	76,223	974
	Harte-Hanks Inc.	573,424	929
*	Radio One Inc.	297,981	903
*	Morgans Hotel Group Co.	435,297	879
	MCBC Holdings Inc.	76,739	875
*	Cambium Learning Group Inc.	157,605	856
*	Bravo Brio Restaurant Group Inc.	176,170	842
*	Papa Murphy's Holdings Inc.	129,830	837
*	Luby's Inc.	194,885	836
*,^ Hemisphere Media Group Inc. Class A		60,597	773
*	Lakeland Industries Inc.	76,541	762
*	Town Sports International Holdings Inc.	245,271	758
*	Dixie Group Inc.	150,034	750
*,^ Empire Resorts Inc.		35,689	722
*	Sears Hometown and Outlet Stores Inc.	145,442	717
	Beasley Broadcast Group Inc. Class A	130,514	709
*	New York & Co. Inc.	309,959	700
*	Insignia Systems Inc.	292,858	688
*	Trans World Entertainment Corp.	197,775	682
*	Christopher & Banks Corp.	467,863	678
*	Fogo De Chao Inc.	62,923	665
*,^ Workhorse Group Inc.		90,478	655
*	Tandy Leather Factory Inc.	80,953	620
*	Lincoln Educational Services Corp.	279,769	615
	Dover Motorsports Inc.	247,503	611
*	Famous Dave's of America Inc.	105,884	580
*	Cumulus Media Inc. Class A	1,749,250	577
*	Shiloh Industries Inc.	78,537	555
*	Townsquare Media Inc. Class A	58,359	545
	Universal Technical Institute Inc.	267,298	476
*	UCP Inc.	46,384	409
	Salem Media Group Inc. Class A	69,358	408
*	Full House Resorts Inc.	227,501	407
*	US Auto Parts Network Inc.	114,101	375
	Emmis Communications Corp. Class A	88,410	358
*,^ hhgregg Inc.		180,715	333
*,^ Nova Lifestyle Inc.		91,256	331
*,^ Rave Restaurant Group Inc.		105,122	317
*,^ bebe stores inc		425,432	298
*	Gaming Partners International Corp.	27,841	295

*	Summer Infant Inc.	135,595	293
*	Spanish Broadcasting System Inc.	73,034	280
*	Dover Downs Gaming & Entertainment Inc.	250,438	275
*,^ Live Ventures Inc.		141,774	271
	Crown Crafts Inc.	26,165	265
*	Fenix Parts Inc.	64,727	256
*,^ Forward Industries Inc.		171,427	255
*	Emerson Radio Corp.	249,112	254
*,^ Good Times Restaurants Inc.		73,036	251
*	Turtle Beach Corp.	181,735	238
	Bon-Ton Stores Inc.	134,140	229
	Stanley Furniture Co. Inc.	127,129	228
*	UQM Technologies Inc.	353,941	218
*	Charles & Colvard Ltd.	184,730	214
	Educational Development Corp.	18,243	208
	Peak Resorts Inc.	35,795	182
*	Cinedigm Corp. Class A	82,517	162
*	Perfumania Holdings Inc.	66,167	144
*,^ Clean Diesel Technologies Inc.		39,074	144
*	Differential Brands Group Inc.	24,360	135
*	CafePress Inc.	40,283	129
*,^ Chanticleer Holdings Inc.		198,489	109
*	Gordmans Stores Inc.	112,537	98
*	Sypris Solutions Inc.	88,213	91
*	NTN Buzztime Inc.	9,187	63
*	JRjr33 Inc.	50,630	61
*	Nevada Gold & Casinos Inc.	33,200	59
	AMCON Distributing Co.	622	57
*	Ignite Restaurant Group Inc.	75,700	50
*	RLJ Entertainment Inc.	21,254	46
*	Cosi Inc.	563,762	40
*	SPAR Group Inc.	33,227	36
*,^ Comstock Holding Cos. Inc. Class A		17,945	33
	Flanigan's Enterprises Inc.	1,352	32
	Unique Fabricating Inc.	2,584	32
*	Appliance Recycling Centers of America Inc.	24,098	24
*	Diversified Restaurant Holdings Inc.	10,100	12
*	Entertainment Gaming Asia Inc.	5,940	11
*	AG&E Holdings Inc.	32,460	9
*	Koss Corp.	3,992	9
*,^ ITT Educational Services Inc.		133,910	6
	P&F Industries Inc. Class A	574	5
	Canterbury Park Holding Corp.	209	2
*	Here Media Inc.	12,670	—
*	Here Media Inc.	12,670	—
			6,697,041
Consumer Staples (3.5%)
*	WhiteWave Foods Co. Class A	2,014,136	109,629
	Ingredion Inc.	822,562	109,450
	Bunge Ltd.	1,583,784	93,808
*	Rite Aid Corp.	12,063,257	92,766
	Pinnacle Foods Inc.	1,322,166	66,333
*	Post Holdings Inc.	738,642	57,001
*	TreeHouse Foods Inc.	635,935	55,447
	Casey's General Stores Inc.	449,072	53,956
*	Edgewell Personal Care Co.	666,467	52,997
*,^ Herbalife Ltd.		790,274	48,989

*	Hain Celestial Group Inc.	1,170,631	41,651
	Nu Skin Enterprises Inc. Class A	592,164	38,360
	Spectrum Brands Holdings Inc.	276,009	38,004
	B&G Foods Inc.	755,167	37,139
	Energizer Holdings Inc.	713,338	35,638
*	Sprouts Farmers Market Inc.	1,578,484	32,596
	Snyder's-Lance Inc.	963,872	32,367
	Flowers Foods Inc.	2,107,747	31,869
	Lancaster Colony Corp.	225,756	29,820
	Avon Products Inc.	5,014,614	28,383
*	Darling Ingredients Inc.	1,887,285	25,497
	Vector Group Ltd.	1,179,771	25,400
*,^ Blue Buffalo Pet Products Inc.		1,068,001	25,376
*	HRG Group Inc.	1,561,941	24,522
*	United Natural Foods Inc.	580,622	23,248
	Fresh Del Monte Produce Inc.	373,018	22,344
	Sanderson Farms Inc.	228,873	22,047
	PriceSmart Inc.	259,570	21,742
	J&J Snack Foods Corp.	176,733	21,052
	WD-40 Co.	165,852	18,647
	Dean Foods Co.	1,051,062	17,237
*	Boston Beer Co. Inc. Class A	102,177	15,864
*	SUPERVALU Inc.	3,062,446	15,282
	Universal Corp.	260,952	15,193
^	Pilgrim's Pride Corp.	667,857	14,105
^	Cal-Maine Foods Inc.	336,780	12,979
	SpartanNash Co.	433,040	12,524
*	US Foods Holding Corp.	525,839	12,415
*	Central Garden & Pet Co. Class A	499,050	12,376
	Calavo Growers Inc.	173,431	11,348
*	Seaboard Corp.	3,239	11,142
	Andersons Inc.	304,333	11,011
*	Performance Food Group Co.	411,486	10,205
	Weis Markets Inc.	161,105	8,539
*	USANA Health Sciences Inc.	61,291	8,480
	Coca-Cola Bottling Co. Consolidated	54,115	8,018
^	Tootsie Roll Industries Inc.	205,630	7,573
	Inter Parfums Inc.	199,822	6,448
*,^ National Beverage Corp.		142,349	6,270
	Ingles Markets Inc. Class A	153,904	6,085
	MGP Ingredients Inc.	148,728	6,026
*	Omega Protein Corp.	252,358	5,898
*	AdvancePierre Foods Holdings Inc.	209,392	5,771
*	Revlon Inc. Class A	151,894	5,587
*,^ Amplify Snack Brands Inc.		331,287	5,367
	John B Sanfilippo & Son Inc.	99,670	5,116
	Medifast Inc.	128,793	4,867
*	Landec Corp.	315,739	4,234
*	Smart & Final Stores Inc.	328,248	4,192
*	Nutraceutical International Corp.	106,636	3,331
*	Farmer Brothers Co.	91,137	3,240
*	Primo Water Corp.	264,767	3,212
	Orchids Paper Products Co.	110,888	3,019
*	Seneca Foods Corp. Class A	87,060	2,459
*	Chefs' Warehouse Inc.	219,154	2,441
	Village Super Market Inc. Class A	75,717	2,424
	Oil-Dri Corp. of America	59,884	2,254

^	Natural Health Trends Corp.	77,093	2,179
*	Alliance One International Inc.	113,204	2,164
*	Inventure Foods Inc.	221,995	2,087
^	Limoneira Co.	109,203	2,064
*	Craft Brew Alliance Inc.	106,122	1,998
*	Freshpet Inc.	210,347	1,820
*	Lifeway Foods Inc.	91,516	1,550
*	Lifevantage Corp.	158,701	1,501
*	Natural Grocers by Vitamin Cottage Inc.	121,831	1,360
	Nature's Sunshine Products Inc.	78,985	1,264
*	Turning Point Brands Inc.	99,500	1,196
	Rocky Mountain Chocolate Factory Inc.	112,209	1,176
	Alico Inc.	41,644	1,119
*,^ 22nd Century Group Inc.		677,511	982
*	S&W Seed Co.	187,314	955
*	Natural Alternatives International Inc.	66,808	878
	United-Guardian Inc.	57,249	834
*	Synutra International Inc.	190,133	810
*	Castle Brands Inc.	518,754	452
*	Female Health Co.	275,830	337
*	elf Beauty Inc.	10,779	303
*	Central Garden & Pet Co.	11,261	293
	Mannatech Inc.	11,471	206
*	Reed's Inc.	54,280	203
*	Coffee Holding Co. Inc.	31,553	175
	Golden Enterprises Inc.	9,050	109
*,^ DS Healthcare Group Inc.		104,494	69
*	Crystal Rock Holdings Inc.	42,584	38
*	Reliv International Inc.	45,472	31
*	RiceBran Technologies	20,529	28
*,^ Arcadia Biosciences Inc.		6,213	12
*	Tofutti Brands Inc.	3,498	9
	Ocean Bio-Chem Inc.	1,300	4
*	MYOS RENS Technology Inc.	1,200	2
			1,636,818
Energy (4.0%)
*	Cheniere Energy Inc.	2,671,167	116,463
	Targa Resources Corp.	1,897,169	93,170
*	Diamondback Energy Inc.	888,435	85,769
	Energen Corp.	1,100,606	63,527
*	Weatherford International plc	10,194,530	57,293
*	Parsley Energy Inc. Class A	1,667,587	55,881
	Core Laboratories NV	496,052	55,722
	QEP Resources Inc.	2,736,937	53,452
*	WPX Energy Inc.	3,886,715	51,266
*	Continental Resources Inc.	977,680	50,800
	HollyFrontier Corp.	2,007,164	49,176
*	Rice Energy Inc.	1,734,354	45,284
*	Antero Resources Corp.	1,597,497	43,053
*	PDC Energy Inc.	638,228	42,800
*	Gulfport Energy Corp.	1,423,543	40,215
	Nabors Industries Ltd.	3,233,791	39,323
	CONSOL Energy Inc.	2,002,459	38,447
	SM Energy Co.	987,315	38,091
	Patterson-UTI Energy Inc.	1,679,379	37,568
	World Fuel Services Corp.	799,107	36,967
	US Silica Holdings Inc.	724,821	33,748

*	RSP Permian Inc.	821,152	31,844
	Superior Energy Services Inc.	1,733,884	31,037
	Oceaneering International Inc.	1,088,959	29,957
	Ensco plc Class A	3,486,778	29,638
*	Whiting Petroleum Corp.	3,210,233	28,057
*	Callon Petroleum Co.	1,777,763	27,911
	PBF Energy Inc. Class A	1,138,986	25,787
*	Carrizo Oil & Gas Inc.	628,685	25,537
*	Matador Resources Co.	986,933	24,022
*	Oasis Petroleum Inc.	2,083,916	23,902
	Western Refining Inc.	894,611	23,671
*	Dril-Quip Inc.	410,810	22,899
	SemGroup Corp. Class A	647,102	22,882
	Rowan Cos. plc Class A	1,452,022	22,013
*	Laredo Petroleum Inc.	1,608,897	20,755
*	Oil States International Inc.	593,445	18,735
	Noble Corp. plc	2,804,680	17,782
*	Synergy Resources Corp.	2,281,169	15,808
*	Forum Energy Technologies Inc.	756,482	15,024
*,^ Denbury Resources Inc.		4,636,289	14,975
*	McDermott International Inc.	2,721,709	13,636
	Diamond Offshore Drilling Inc.	738,000	12,996
*	Kosmos Energy Ltd.	1,778,127	11,398
*	SEACOR Holdings Inc.	190,453	11,330
*	Unit Corp.	593,915	11,047
	Delek US Holdings Inc.	637,156	11,016
	Green Plains Inc.	414,467	10,859
	Archrock Inc.	809,370	10,587
*,^ RPC Inc.		612,280	10,286
*,^ Fairmount Santrol Holdings Inc.		1,120,689	9,503
*	Helix Energy Solutions Group Inc.	1,163,779	9,462
*	Newpark Resources Inc.	1,018,875	7,499
*	TETRA Technologies Inc.	1,040,016	6,354
*,^ Clayton Williams Energy Inc.		71,658	6,122
^	California Resources Corp.	486,995	6,087
*,^ Sanchez Energy Corp.		680,877	6,019
*	Matrix Service Co.	314,606	5,902
^	Atwood Oceanics Inc.	677,080	5,884
*	REX American Resources Corp.	66,004	5,594
	Bristow Group Inc.	395,372	5,543
*	Exterran Corp.	322,204	5,052
*	Cobalt International Energy Inc.	3,990,954	4,949
*	Ring Energy Inc.	443,890	4,861
*	Par Pacific Holdings Inc.	366,649	4,796
*	Gener8 Maritime Inc.	934,485	4,785
*	Clean Energy Fuels Corp.	1,043,198	4,663
*	Overseas Shipholding Group Inc. Class A	431,330	4,559
	Tesco Corp.	530,827	4,332
*	Cloud Peak Energy Inc.	747,540	4,067
*	Bill Barrett Corp.	702,875	3,908
*,^ Resolute Energy Corp.		149,262	3,890
*	Natural Gas Services Group Inc.	144,928	3,564
*,^ Renewable Energy Group Inc.		407,510	3,452
*	Eclipse Resources Corp.	1,027,576	3,381
*	Parker Drilling Co.	1,532,888	3,326
*	Geospace Technologies Corp.	163,879	3,192
	Panhandle Oil and Gas Inc. Class A	181,758	3,186

*	Pacific Ethanol Inc.	460,477	3,182
*	Pioneer Energy Services Corp.	763,927	3,086
^	Frank's International NV	227,604	2,959
	Alon USA Energy Inc.	366,220	2,952
	CVR Energy Inc.	193,076	2,659
*	Contango Oil & Gas Co.	258,216	2,639
	CARBO Ceramics Inc.	230,947	2,527
*	Abraxas Petroleum Corp.	1,381,855	2,335
*	RigNet Inc.	150,584	2,277
*	EXCO Resources Inc.	2,123,260	2,272
*,^ EP Energy Corp. Class A		510,110	2,234
*	Jones Energy Inc. Class A	598,539	2,131
*,^ Hornbeck Offshore Services Inc.		374,080	2,057
*	Westmoreland Coal Co.	218,357	1,935
	Evolution Petroleum Corp.	298,055	1,872
*	Era Group Inc.	227,195	1,829
*	Independence Contract Drilling Inc.	346,610	1,820
	Gulf Island Fabrication Inc.	195,250	1,796
*	Dawson Geophysical Co.	232,419	1,773
*,^ Northern Oil and Gas Inc.		638,867	1,712
	Hallador Energy Co.	211,007	1,663
^	Tidewater Inc.	566,440	1,597
*,^ Approach Resources Inc.		435,745	1,473
*	PHI Inc.	75,566	1,379
*,^ Uranium Energy Corp.		1,380,983	1,363
*	Lonestar Resources US Inc. Class A	117,371	1,197
*	Willbros Group Inc.	554,744	1,043
^	Comstock Resources Inc.	125,310	957
*	Gastar Exploration Inc.	1,112,117	939
	Adams Resources & Energy Inc.	22,174	872
*,^ W&T Offshore Inc.		485,569	855
*	PHI Inc.	46,265	841
*,^ Stone Energy Corp.		65,563	779
*	Synthesis Energy Systems Inc.	639,776	774
*	ION Geophysical Corp.	105,367	722
*	VAALCO Energy Inc.	724,826	673
*	PetroQuest Energy Inc.	187,393	648
*,^ Gevo Inc.		1,300,914	627
*	Isramco Inc.	7,288	608
*	Gulfmark Offshore Inc.	316,042	531
*,^ Bonanza Creek Energy Inc.		512,901	523
*,^ Erin Energy Corp.		222,069	522
*	Aspen Aerogels Inc.	82,311	491
*	Mitcham Industries Inc.	148,174	489
*,^ Rex Energy Corp.		805,173	470
*	Amyris Inc.	740,461	429
*,^ Basic Energy Services Inc.		501,709	416
*,^ Harvest Natural Resources Inc.		490,303	394
*	Earthstone Energy Inc.	45,134	388
*,^ Magellan Petroleum Corp.		64,025	351
*	Zion Oil & Gas Inc.	240,958	337
*	Centrus Energy Corp. Class A	70,985	284
*	Profire Energy Inc.	187,943	235
*,^ Triangle Petroleum Corp.		813,997	224
*,^ PrimeEnergy Corp.		3,726	216
*	TransAtlantic Petroleum Ltd.	171,049	209
*,^ Vertex Energy Inc.		151,434	174

*	Torchlight Energy Resources Inc.	131,560	143
	US Energy Corp. Wyoming	49,019	86
*	Barnwell Industries Inc.	48,034	79
*	Tengasco Inc.	55,819	64
*,^ Uranium Resources Inc.		47,514	61
*,^ Lucas Energy Inc.		19,861	60
*,^ New Concept Energy Inc.		12,255	37
*	ENGlobal Corp.	21,344	32
*	Enservco Corp.	47,023	27
*,^ Glori Energy Inc.		245,186	22
*	FieldPoint Petroleum Corp.	35,776	20
*	Aemetis Inc.	17,273	20
*	Yuma Energy Inc.	57,924	14
*	PEDEVCO Corp.	40,105	7
*,^ Superior Drilling Products Inc.		6,778	6
*	Eco-Stim Energy Solutions Inc.	1,481	3
*,^ EnerJex Resources Inc.		5,531	2
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	1
*,^ Forbes Energy Services Ltd.		4	—
			1,919,762
Financials (15.7%)
*	Markel Corp.	158,912	147,593
	First Republic Bank	1,693,269	130,568
	Annaly Capital Management Inc.	11,511,497	120,871
	FNF Group	3,100,695	114,447
*	Arch Capital Group Ltd.	1,390,668	110,224
	Ally Financial Inc.	5,449,439	106,101
	TD Ameritrade Holding Corp.	2,741,636	96,615
*	Alleghany Corp.	173,940	91,322
	Everest Re Group Ltd.	472,485	89,758
	MSCI Inc. Class A	1,055,477	88,597
	Raymond James Financial Inc.	1,421,271	82,732
	CIT Group Inc.	2,246,489	81,548
	New York Community Bancorp Inc.	5,575,467	79,339
	Reinsurance Group of America Inc. Class A	729,034	78,692
	FactSet Research Systems Inc.	458,765	74,366
	American Capital Agency Corp.	3,737,172	73,024
*	Signature Bank	605,066	71,670
	MarketAxess Holdings Inc.	425,728	70,496
	SEI Investments Co.	1,539,592	70,221
*	SVB Financial Group	601,335	66,472
	Voya Financial Inc.	2,257,729	65,068
	WR Berkley Corp.	1,107,746	63,983
	CBOE Holdings Inc.	945,245	61,299
	Starwood Property Trust Inc.	2,700,786	60,822
	American Financial Group Inc.	806,686	60,501
	East West Bancorp Inc.	1,615,241	59,296
	PacWest Bancorp	1,334,330	57,256
	Axis Capital Holdings Ltd.	1,036,603	56,319
	RenaissanceRe Holdings Ltd.	455,624	54,748
	Lazard Ltd. Class A	1,470,546	53,469
	Eaton Vance Corp.	1,290,059	50,377
	First American Financial Corp.	1,241,669	48,773
	Brown & Brown Inc.	1,280,255	48,278
	White Mountains Insurance Group Ltd.	58,154	48,268
	Old Republic International Corp.	2,735,426	48,198
	Commerce Bancshares Inc.	954,959	47,041

	Endurance Specialty Holdings Ltd.	706,509	46,241
	Validus Holdings Ltd.	924,298	46,049
	Synovus Financial Corp.	1,410,590	45,886
	Popular Inc.	1,190,742	45,510
^	Cullen/Frost Bankers Inc.	619,893	44,595
	Prosperity Bancshares Inc.	773,300	42,446
	Investors Bancorp Inc.	3,491,745	41,936
	PrivateBancorp Inc.	901,058	41,377
	Allied World Assurance Co. Holdings AG	1,012,690	40,933
	First Horizon National Corp.	2,639,881	40,205
	Assured Guaranty Ltd.	1,446,259	40,134
	Bank of the Ozarks Inc.	1,042,012	40,013
	Webster Financial Corp.	1,039,580	39,514
	New Residential Investment Corp.	2,860,372	39,502
*	Western Alliance Bancorp	1,046,231	39,276
	Umpqua Holdings Corp.	2,528,759	38,058
	Hanover Insurance Group Inc.	487,189	36,744
	BankUnited Inc.	1,192,205	36,005
	Bank of Hawaii Corp.	492,514	35,766
	Chemical Financial Corp.	804,526	35,504
*	SLM Corp.	4,700,998	35,116
	Two Harbors Investment Corp.	4,011,314	34,217
	Radian Group Inc.	2,481,685	33,627
	Associated Banc-Corp	1,715,916	33,615
	Wintrust Financial Corp.	589,610	32,765
	AmTrust Financial Services Inc.	1,216,527	32,639
	Aspen Insurance Holdings Ltd.	692,494	32,263
	MFA Financial Inc.	4,278,508	32,003
	Federated Investors Inc. Class B	1,061,986	31,467
	Blackstone Mortgage Trust Inc. Class A	1,065,811	31,388
	ProAssurance Corp.	595,374	31,245
	MB Financial Inc.	817,756	31,107
	First Citizens BancShares Inc.	105,751	31,079
*	MGIC Investment Corp.	3,841,956	30,736
	IBERIABANK Corp.	453,778	30,458
	Chimera Investment Corp.	1,909,221	30,452
	RLI Corp.	440,969	30,145
	FNB Corp.	2,441,620	30,032
	CNO Financial Group Inc.	1,953,305	29,827
	Home BancShares Inc.	1,423,457	29,622
*	Texas Capital Bancshares Inc.	537,570	29,523
*	Stifel Financial Corp.	760,349	29,235
	United Bankshares Inc.	773,293	29,130
	Fulton Financial Corp.	1,997,140	28,998
*,^ Credit Acceptance Corp.		143,278	28,809
	UMB Financial Corp.	482,804	28,703
	Hancock Holding Co.	884,218	28,675
	First Financial Bankshares Inc.	780,503	28,442
*	Genworth Financial Inc. Class A	5,719,433	28,368
	NorthStar Asset Management Group Inc.	2,191,933	28,342
	TCF Financial Corp.	1,938,712	28,131
	Washington Federal Inc.	1,043,404	27,838
	Primerica Inc.	522,064	27,685
	Selective Insurance Group Inc.	672,472	26,805
	Cathay General Bancorp	857,901	26,406
^	LPL Financial Holdings Inc.	881,983	26,380
	Valley National Bancorp	2,709,664	26,365

	Interactive Brokers Group Inc.	739,054	26,066
*	FirstCash Inc.	549,226	25,858
*	Hope Bancorp Inc.	1,481,808	25,739
	Pinnacle Financial Partners Inc.	470,424	25,441
	Glacier Bancorp Inc.	885,000	25,240
	Community Bank System Inc.	522,690	25,147
	Sterling Bancorp	1,369,735	23,970
	Erie Indemnity Co. Class A	232,941	23,776
	Colony Capital Inc. Class A	1,301,262	23,722
	Mercury General Corp.	431,215	23,652
	Evercore Partners Inc. Class A	449,730	23,166
	Janus Capital Group Inc.	1,642,946	23,018
	Great Western Bancorp Inc.	672,463	22,406
	BancorpSouth Inc.	965,645	22,403
	Columbia Banking System Inc.	683,861	22,376
*,^ LendingClub Corp.		3,601,241	22,256
*	Essent Group Ltd.	830,254	22,093
	Kemper Corp.	556,353	21,876
	EverBank Financial Corp.	1,120,785	21,698
	South State Corp.	287,369	21,564
	Trustmark Corp.	776,674	21,405
	Old National Bancorp	1,499,973	21,090
	Capitol Federal Financial Inc.	1,474,028	20,740
*	Enstar Group Ltd.	125,768	20,685
	CVB Financial Corp.	1,171,509	20,630
*	Hilltop Holdings Inc.	915,961	20,572
	Invesco Mortgage Capital Inc.	1,301,964	19,829
	BGC Partners Inc. Class A	2,215,891	19,389
	Argo Group International Holdings Ltd.	334,255	18,859
	International Bancshares Corp.	630,729	18,783
*	PRA Group Inc.	536,970	18,547
*	OneMain Holdings Inc. Class A	595,256	18,423
	First Midwest Bancorp Inc.	950,176	18,395
	Northwest Bancshares Inc.	1,170,124	18,383
	American Equity Investment Life Holding Co.	1,014,351	17,984
	Financial Engines Inc.	604,853	17,970
	NBT Bancorp Inc.	545,096	17,917
*	Eagle Bancorp Inc.	352,901	17,409
	Independent Bank Corp.	320,936	17,359
	Morningstar Inc.	218,341	17,308
	Horace Mann Educators Corp.	472,108	17,303
	Simmons First National Corp. Class A	341,770	17,054
	Waddell & Reed Financial Inc. Class A	935,675	16,992
	BOK Financial Corp.	242,306	16,712
	First Financial Bancorp	749,169	16,362
	National General Holdings Corp.	711,088	15,815
*	FCB Financial Holdings Inc. Class A	408,505	15,699
	Renasant Corp.	461,253	15,512
	CYS Investments Inc.	1,770,004	15,434
*	Santander Consumer USA Holdings Inc.	1,262,337	15,350
	Westamerica Bancorporation	301,213	15,326
	WesBanco Inc.	463,214	15,230
	Astoria Financial Corp.	1,038,433	15,161
	Towne Bank	626,129	15,046
	Park National Corp.	155,502	14,928
	United Community Banks Inc.	707,751	14,877
	TFS Financial Corp.	829,211	14,768

	Provident Financial Services Inc.	694,842	14,752
*,^ BofI Holding Inc.		658,132	14,742
	LegacyTexas Financial Group Inc.	457,495	14,471
	Union Bankshares Corp.	535,788	14,343
	Yadkin Financial Corp.	538,828	14,166
	Kearny Financial Corp.	1,035,157	14,088
	BNC Bancorp	559,277	13,602
^	WisdomTree Investments Inc.	1,321,599	13,599
	Apollo Commercial Real Estate Finance Inc.	820,683	13,435
	First Merchants Corp.	502,163	13,433
	AMERISAFE Inc.	225,556	13,258
	ServisFirst Bancshares Inc.	251,584	13,060
	Beneficial Bancorp Inc.	877,395	12,906
	Redwood Trust Inc.	907,543	12,851
	Navigators Group Inc.	131,683	12,763
	Boston Private Financial Holdings Inc.	985,870	12,649
	Ameris Bancorp	359,291	12,557
	Banner Corp.	285,481	12,487
	PennyMac Mortgage Investment Trust	800,803	12,477
	S&T Bancorp Inc.	426,204	12,356
	Artisan Partners Asset Management Inc. Class A	446,424	12,143
*	Green Dot Corp. Class A	522,000	12,037
*	MBIA Inc.	1,530,727	11,924
	WSFS Financial Corp.	323,623	11,809
	Tompkins Financial Corp.	152,827	11,678
	Stewart Information Services Corp.	262,523	11,669
	Safety Insurance Group Inc.	169,788	11,413
	CNA Financial Corp.	329,979	11,355
	American National Insurance Co.	92,340	11,262
	Infinity Property & Casualty Corp.	136,015	11,239
	Employers Holdings Inc.	375,144	11,191
	Berkshire Hills Bancorp Inc.	396,519	10,988
	United Fire Group Inc.	259,266	10,972
	Brookline Bancorp Inc.	892,395	10,878
	State Bank Financial Corp.	470,681	10,741
	Lakeland Financial Corp.	301,280	10,671
	Hanmi Financial Corp.	405,058	10,669
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	450,344	10,525
	Capstead Mortgage Corp.	1,109,789	10,465
	Cardinal Financial Corp.	393,131	10,257
	CenterState Banks Inc.	577,906	10,246
	Bats Global Markets Inc.	334,384	10,075
	Cohen & Steers Inc.	234,215	10,013
	Banc of California Inc.	565,547	9,874
	American Capital Mortgage Investment Corp.	566,834	9,744
	Meridian Bancorp Inc.	625,117	9,733
*	iStar Inc.	902,885	9,688
	Universal Insurance Holdings Inc.	376,267	9,482
	Central Pacific Financial Corp.	373,589	9,411
	ARMOUR Residential REIT Inc.	414,849	9,351
*	FNFV Group	747,518	9,329
	Sandy Spring Bancorp Inc.	303,245	9,273
*	KCG Holdings Inc. Class A	592,093	9,195
	Southside Bancshares Inc.	283,337	9,118
	First Busey Corp.	399,719	9,034
	TrustCo Bank Corp. NY	1,246,215	8,836
	United Financial Bancorp Inc.	621,997	8,608

	Maiden Holdings Ltd.	671,037	8,515
	First Commonwealth Financial Corp.	840,213	8,478
	Flushing Financial Corp.	357,061	8,469
	Capital Bank Financial Corp.	262,563	8,431
	Stock Yards Bancorp Inc.	255,775	8,430
	Community Trust Bancorp Inc.	225,285	8,360
*	PHH Corp.	572,766	8,276
	FBL Financial Group Inc. Class A	128,044	8,191
*	Third Point Reinsurance Ltd.	678,350	8,140
	Nelnet Inc. Class A	200,715	8,103
*	Customers Bancorp Inc.	318,226	8,007
*	Walker & Dunlop Inc.	315,637	7,973
	Northfield Bancorp Inc.	493,106	7,939
*,^ LendingTree Inc.		80,641	7,815
*	Piper Jaffray Cos.	160,789	7,766
	1st Source Corp.	216,382	7,724
	National Bank Holdings Corp. Class A	326,515	7,631
	Ladder Capital Corp.	575,806	7,624
	City Holding Co.	151,374	7,613
	Heartland Financial USA Inc.	210,724	7,601
	Washington Trust Bancorp Inc.	188,894	7,597
	New York Mortgage Trust Inc.	1,248,967	7,519
	Altisource Residential Corp.	687,902	7,498
	Opus Bank	211,473	7,480
*	Greenlight Capital Re Ltd. Class A	364,819	7,457
	Greenhill & Co. Inc.	312,921	7,376
*	INTL. FCStone Inc.	189,590	7,366
	Oritani Financial Corp.	467,642	7,351
	MainSource Financial Group Inc.	293,633	7,326
	German American Bancorp Inc.	187,915	7,316
	First Interstate BancSystem Inc. Class A	230,357	7,259
	Heritage Financial Corp.	401,150	7,201
	Enterprise Financial Services Corp.	229,101	7,159
*	Pacific Premier Bancorp Inc.	270,242	7,151
*	First BanCorp	1,366,074	7,104
	Virtus Investment Partners Inc.	71,569	7,004
	BancFirst Corp.	95,233	6,905
*	Flagstar Bancorp Inc.	247,748	6,875
	Investment Technology Group Inc.	392,968	6,735
*	EZCORP Inc. Class A	607,071	6,714
	Univest Corp. of Pennsylvania	283,675	6,627
	Dime Community Bancshares Inc.	392,927	6,585
	TriCo Bancshares	245,764	6,579
	Virtu Financial Inc. Class A	435,249	6,516
	Bryn Mawr Bank Corp.	199,355	6,377
*	First Hawaiian Inc.	237,136	6,369
	Diamond Hill Investment Group Inc.	34,414	6,359
*	HomeStreet Inc.	248,205	6,220
	CoBiz Financial Inc.	463,195	6,165
*,^ Encore Capital Group Inc.		272,581	6,128
	Great Southern Bancorp Inc.	149,565	6,087
	Arrow Financial Corp.	184,627	6,061
	James River Group Holdings Ltd.	165,343	5,985
	National Western Life Group Inc. Class A	29,010	5,958
	Preferred Bank	164,524	5,882
	Lakeland Bancorp Inc.	414,908	5,825
	Anworth Mortgage Asset Corp.	1,167,926	5,746

	Waterstone Financial Inc.	331,418	5,631
*	HarborOne Bancorp Inc.	355,946	5,610
*,^ Nationstar Mortgage Holdings Inc.		378,582	5,607
	AG Mortgage Investment Trust Inc.	355,657	5,602
*	WMIH Corp.	2,390,554	5,594
	Mercantile Bank Corp.	207,702	5,577
	OFG Bancorp	548,953	5,550
	Bank Mutual Corp.	722,477	5,549
	First Financial Corp.	135,327	5,505
	Moelis & Co. Class A	204,649	5,503
	ConnectOne Bancorp Inc.	300,180	5,421
*	Seacoast Banking Corp. of Florida	336,665	5,417
	Peoples Bancorp Inc.	219,211	5,390
	Financial Institutions Inc.	198,260	5,375
	Meta Financial Group Inc.	88,486	5,363
	Independent Bank Group Inc.	121,182	5,353
	Park Sterling Corp.	650,952	5,286
	First of Long Island Corp.	155,358	5,150
*,^ Citizens Inc.		547,022	5,120
	PJT Partners Inc.	186,968	5,099
	Independent Bank Corp.	301,643	5,077
	First Bancor	256,326	5,073
	Blue Hills Bancorp Inc.	331,709	4,982
	Western Asset Mortgage Capital Corp.	473,169	4,930
	Resource Capital Corp.	383,114	4,908
	State Auto Financial Corp.	203,077	4,835
	OceanFirst Financial Corp.	247,035	4,758
	First Community Bancshares Inc.	191,468	4,748
	Suffolk Bancorp	135,709	4,719
	Camden National Corp.	97,995	4,678
*	Ambac Financial Group Inc.	252,606	4,645
	QCR Holdings Inc.	146,291	4,643
*	NMI Holdings Inc. Class A	606,361	4,620
	Fidelity Southern Corp.	248,523	4,570
*	Ocwen Financial Corp.	1,234,973	4,532
	West Bancorporation Inc.	226,325	4,436
	State National Cos. Inc.	397,512	4,420
*	HomeTrust Bancshares Inc.	238,283	4,408
	First Defiance Financial Corp.	98,734	4,407
	Westwood Holdings Group Inc.	82,982	4,407
	Federal Agricultural Mortgage Corp.	111,379	4,399
	Dynex Capital Inc.	590,080	4,378
*,^ Cowen Group Inc. Class A		1,200,145	4,357
	Ares Commercial Real Estate Corp.	344,458	4,340
	Heritage Insurance Holdings Inc.	299,914	4,322
	United Community Financial Corp.	601,119	4,274
	OneBeacon Insurance Group Ltd. Class A	296,208	4,230
	Guaranty Bancorp	235,994	4,213
	Southwest Bancorp Inc.	217,458	4,130
*	Franklin Financial Network Inc.	107,136	4,007
	People's Utah Bancorp	195,458	3,978
	Horizon Bancorp	133,788	3,931
	Territorial Bancorp Inc.	136,004	3,898
^	Live Oak Bancshares Inc.	266,514	3,843
*	Safeguard Scientifics Inc.	294,894	3,822
	Stonegate Bank	113,067	3,816
	Clifton Bancorp Inc.	244,743	3,742

	Newcastle Investment Corp.	823,370	3,730
	National Interstate Corp.	114,425	3,722
	Heritage Commerce Corp.	339,704	3,716
	Baldwin & Lyons Inc.	144,649	3,707
	Arlington Asset Investment Corp. Class A	248,372	3,673
	First Connecticut Bancorp Inc.	203,391	3,618
*	PennyMac Financial Services Inc. Class A	212,431	3,613
*	Global Indemnity plc	121,631	3,612
	Citizens & Northern Corp.	164,250	3,609
	Sun Bancorp Inc.	155,117	3,577
*	TriState Capital Holdings Inc.	221,402	3,576
	Republic Bancorp Inc.	114,318	3,553
*	Ladenburg Thalmann Financial Services Inc.	1,526,249	3,526
^	Fidelity & Guaranty Life	151,977	3,524
	United Insurance Holdings Corp.	206,649	3,509
	Arbor Realty Trust Inc.	465,177	3,452
	Bridge Bancorp Inc.	120,654	3,450
*	PICO Holdings Inc.	287,645	3,391
	Houlihan Lokey Inc.	135,309	3,389
	Peapack Gladstone Financial Corp.	148,464	3,327
	Pacific Continental Corp.	197,061	3,315
*	Allegiance Bancshares Inc.	122,301	3,302
*	First Foundation Inc.	131,209	3,237
*	Triumph Bancorp Inc.	162,849	3,231
*	Enova International Inc.	331,267	3,207
*	CU Bancorp	140,024	3,194
	MBT Financial Corp.	347,327	3,143
	HCI Group Inc.	102,936	3,125
*	Bancorp Inc.	484,792	3,112
*	World Acceptance Corp.	61,892	3,035
*	CommunityOne Bancorp	217,666	3,013
	BankFinancial Corp.	237,116	3,011
	Macatawa Bank Corp.	373,496	2,984
*	BSB Bancorp Inc.	126,249	2,958
	Capital City Bank Group Inc.	200,097	2,955
	Crawford & Co. Class B	260,087	2,952
*	National Commerce Corp.	108,812	2,944
	First Financial Northwest Inc.	204,623	2,900
*	NewStar Financial Inc.	297,507	2,889
*	Xenith Bankshares Inc.	1,248,254	2,883
*,^ Trupanion Inc.		169,465	2,864
*	Nicolet Bankshares Inc.	74,678	2,864
	EMC Insurance Group Inc.	105,324	2,836
	Federated National Holding Co.	149,224	2,789
	Carolina Financial Corp.	124,139	2,773
	First Bancorp Inc.	114,374	2,742
	Westfield Financial Inc.	357,168	2,732
*	Regional Management Corp.	121,910	2,639
	SI Financial Group Inc.	199,267	2,630
*	Green Bancorp Inc.	240,038	2,624
	Associated Capital Group Inc. Class A	72,870	2,584
	Farmers National Banc Corp.	239,356	2,580
	National Bankshares Inc.	69,936	2,572
	Orchid Island Capital Inc.	241,973	2,521
	CNB Financial Corp.	118,626	2,510
*	On Deck Capital Inc.	440,328	2,510
	MidWestOne Financial Group Inc.	81,551	2,477

	Heritage Oaks Bancorp	296,294	2,430
^	ACNB Corp.	90,256	2,399
	MutualFirst Financial Inc.	85,282	2,365
*	eHealth Inc.	210,878	2,364
*	Cascade Bancorp	384,165	2,328
	Great Ajax Corp.	170,417	2,326
	Orrstown Financial Services Inc.	117,223	2,315
	Marlin Business Services Corp.	119,371	2,313
	Oppenheimer Holdings Inc. Class A	161,264	2,304
	Northrim BanCorp Inc.	88,361	2,275
	First Mid-Illinois Bancshares Inc.	83,281	2,270
	Ames National Corp.	81,295	2,249
	Bank of Marin Bancorp	44,634	2,220
	American National Bankshares Inc.	78,220	2,186
	Peoples Financial Services Corp.	53,063	2,163
	WashingtonFirst Bankshares Inc.	86,609	2,131
	Farmers Capital Bank Corp.	70,586	2,092
	Provident Financial Holdings Inc.	102,451	2,004
	Century Bancorp Inc.	43,841	1,987
	Southern Missouri Bancorp Inc.	79,373	1,976
	GAMCO Investors Inc. Class A	68,604	1,953
	GAIN Capital Holdings Inc.	306,420	1,894
	Penns Woods Bancorp Inc.	42,159	1,874
*	First NBC Bank Holding Co.	198,233	1,871
*	Pacific Mercantile Bancorp	251,882	1,856
	Merchants Bancshares Inc.	56,728	1,837
	Donegal Group Inc. Class A	114,044	1,837
	Southern National Bancorp of Virginia Inc.	137,723	1,797
*,^ Walter Investment Management Corp.		439,395	1,784
	Enterprise Bancorp Inc.	63,534	1,779
	Calamos Asset Management Inc. Class A	258,261	1,761
	First South Bancorp Inc.	178,412	1,752
	Kinsale Capital Group Inc.	78,741	1,732
	Old Second Bancorp Inc.	206,379	1,715
	Old Line Bancshares Inc.	86,549	1,708
*	Carolina Bank Holdings Inc.	86,992	1,697
	Sierra Bancorp	89,832	1,685
*	Republic First Bancorp Inc.	407,693	1,676
	ESSA Bancorp Inc.	120,636	1,668
	LCNB Corp.	90,972	1,658
*	First United Corp.	133,225	1,649
	Owens Realty Mortgage Inc.	95,206	1,649
*	Centrue Financial Corp.	87,563	1,646
	Pzena Investment Management Inc. Class A	211,996	1,632
	Charter Financial Corp.	124,438	1,603
*	Asta Funding Inc.	150,605	1,581
*	Atlas Financial Holdings Inc.	100,138	1,579
	Bankwell Financial Group Inc.	66,584	1,577
*	Commerce Union Bancshares Inc.	79,351	1,571
	CIM Commercial Trust Corp.	100,677	1,546
	Summit Financial Group Inc.	78,025	1,495
	Tiptree Financial Inc. Class A	249,366	1,481
*	Security National Financial Corp. Class A	250,494	1,463
*	First Community Financial Partners Inc.	153,631	1,463
	Hennessy Advisors Inc.	40,606	1,440
	Bank of Commerce Holdings	199,715	1,438
	Ocean Shore Holding Co.	63,325	1,434

	Peoples Bancorp of North Carolina Inc.	68,581	1,433
	Bar Harbor Bankshares	37,970	1,394
	County Bancorp Inc.	69,225	1,385
	Codorus Valley Bancorp Inc.	62,402	1,365
	Lake Sunapee Bank Group	74,786	1,351
*	Impac Mortgage Holdings Inc.	99,109	1,307
*	Community Bankers Trust Corp.	239,842	1,302
*	United Security Bancshares	205,087	1,274
	AmeriServ Financial Inc.	386,789	1,273
	First Community Corp.	80,047	1,261
	Manning & Napier Inc.	177,087	1,256
*	Hallmark Financial Services Inc.	119,829	1,233
	Riverview Bancorp Inc.	225,615	1,214
	Donegal Group Inc. Class B	63,194	1,166
	Chicopee Bancorp Inc.	61,933	1,146
	Middleburg Financial Corp.	40,437	1,144
	FBR & Co.	85,374	1,130
	Home Bancorp Inc.	39,775	1,114
	Independence Holding Co.	64,285	1,104
	Investors Title Co.	10,770	1,072
	Shore Bancshares Inc.	89,518	1,055
	First Internet Bancorp	45,212	1,044
	B. Riley Financial Inc.	78,088	1,043
^	United Development Funding IV	324,899	1,040
*,^ Patriot National Inc.		110,947	1,000
*	Consumer Portfolio Services Inc.	212,422	975
	Access National Corp.	39,592	946
	Northeast Bancorp	81,058	939
	Cherry Hill Mortgage Investment Corp.	54,488	932
*	Emergent Capital Inc.	318,072	932
*	First Northwest Bancorp	68,998	931
	Citizens Community Bancorp Inc.	83,110	929
*	Atlantic Coast Financial Corp.	146,729	923
*	Nicholas Financial Inc.	90,977	921
	Hawthorn Bancshares Inc.	59,552	895
	C&F Financial Corp.	20,616	888
*	Atlantic Capital Bancshares Inc.	58,069	870
*	BBX Capital Corp.	42,129	869
	First Business Financial Services Inc.	36,388	855
	Ellington Residential Mortgage REIT	64,620	839
	Central Valley Community Bancorp	51,396	815
*	ASB Bancorp Inc.	30,911	809
*	American River Bankshares	73,581	798
*	Colony Bankcorp Inc.	80,138	793
	Ohio Valley Banc Corp.	34,686	772
	ZAIS Financial Corp.	53,040	765
	Chemung Financial Corp.	26,024	754
	Unity Bancorp Inc.	56,695	727
	Parke Bancorp Inc.	47,487	709
*	HMN Financial Inc.	47,639	695
	MidSouth Bancorp Inc.	65,640	683
	Oak Valley Bancorp	66,347	673
	BCB Bancorp Inc.	59,678	671
*	Veritex Holdings Inc.	38,456	669
*	Southern First Bancshares Inc.	24,154	666
	Hingham Institution for Savings	4,788	663
	Timberland Bancorp Inc.	41,864	659

	1st Constitution Bancorp	47,593	657
	Five Oaks Investment Corp.	112,477	639
	Prudential Bancorp Inc.	42,215	611
	Federal Agricultural Mortgage Corp. Class A	12,587	591
	Guaranty Federal Bancshares Inc.	36,591	586
	Eastern Virginia Bankshares Inc.	72,336	582
*	Ashford Inc.	11,847	562
	Premier Financial Bancorp Inc.	32,228	552
	Citizens Holding Co.	22,634	532
	Blue Capital Reinsurance Holdings Ltd.	28,876	529
	Bear State Financial Inc.	57,169	525
*,^ FXCM Inc. Class A		59,215	519
*	Provident Bancorp Inc.	32,975	514
*	Entegra Financial Corp.	27,980	514
*,^ Stonegate Mortgage Corp.		109,868	503
	Norwood Financial Corp.	16,771	491
	Civista Bancshares Inc.	32,402	459
*	Howard Bancorp Inc.	33,549	443
^	Union Bankshares Inc.	12,046	410
	Investar Holding Corp.	26,569	408
	SB Financial Group Inc.	31,319	398
	US Global Investors Inc. Class A	210,856	388
	A-Mark Precious Metals Inc.	22,836	367
	Silvercrest Asset Management Group Inc. Class A	30,148	358
	First Savings Financial Group Inc.	9,746	352
	Fifth Street Asset Management Inc.	61,506	339
	First Bancshares Inc.	17,269	336
*	Health Insurance Innovations Inc. Class A	63,473	333
	Two River Bancorp	26,479	305
*	Anchor Bancorp Inc.	11,740	297
*	Atlanticus Holdings Corp.	92,614	283
	Community Financial Corp.	12,027	278
	TheStreet Inc.	248,073	273
	Manhattan Bridge Capital Inc.	37,239	267
	Old Point Financial Corp.	12,862	266
	Georgetown Bancorp Inc.	12,400	259
	United Bancshares Inc.	11,489	230
*	FB Financial Corp.	10,779	218
*	Royal Bancshares of Pennsylvania Inc.	88,717	209
	Medley Management Inc. Class A	24,666	207
*	Select Bancorp Inc.	24,084	193
	CB Financial Services Inc.	8,114	187
	FS Bancorp Inc.	6,051	177
*	Equity Bancshares Inc. Class A	6,699	174
*	Central Federal Corp.	119,516	169
	Wolverine Bancorp Inc.	5,954	161
*,^ SmartFinancial Inc.		9,835	160
*	First Acceptance Corp.	155,452	157
*	Malvern Bancorp Inc.	8,558	143
	IF Bancorp Inc.	7,557	141
	Sussex Bancorp	8,387	137
	Greene County Bancorp Inc.	7,840	131
*	Severn Bancorp Inc.	19,055	125
	Midland States Bancorp Inc.	4,474	113
	Southwest Georgia Financial Corp.	6,935	112
*	Magyar Bancorp Inc.	10,365	109
	United Community Bancorp	7,174	108

	Bank of South Carolina Corp.	5,642	105
	United Bancorp Inc.	9,360	102
*,^ ZAIS Group Holdings Inc.		43,042	99
*	Hamilton Bancorp Inc.	7,058	96
	Glen Burnie Bancorp	9,147	94
*	MSB Financial Corp.	6,276	85
	Eagle Bancorp Montana Inc.	5,462	79
*	Peoples Financial Corp.	6,186	66
	Kentucky First Federal Bancorp	7,514	63
*	Porter Bancorp Inc.	36,051	58
^	Oconee Federal Financial Corp.	2,383	57
	First Capital Inc.	1,612	51
	PB Bancorp Inc.	5,101	44
	Evans Bancorp Inc.	1,546	43
*	Conifer Holdings Inc.	5,088	42
	Salisbury Bancorp Inc.	1,341	41
	Willis Towers Watson plc	289	38
	Kingstone Cos. Inc.	4,109	38
	Community West Bancshares	4,500	37
	Mackinac Financial Corp.	3,236	37
*	Paragon Commercial Corp.	1,016	37
*	1347 Property Insurance Holdings Inc.	5,528	35
*	Randolph Bancorp Inc.	2,305	31
	Fauquier Bankshares Inc.	1,931	28
*	National Holdings Corp.	7,908	26
	Mid Penn Bancorp Inc.	1,384	26
*	Patriot National Bancorp Inc.	1,479	20
*	Village Bank and Trust Financial Corp.	600	14
	Landmark Bancorp Inc.	420	11
	Auburn National Bancorporation Inc.	359	10
	California First National Bancorp	703	10
	Value Line Inc.	586	10
	Elmira Savings Bank	431	9
*	Bay Bancorp Inc.	1,368	8
	Wellesley Bank	300	7
	Summit State Bank	400	5
	Atlantic American Corp.	1,084	4
	Bancorp of New Jersey Inc.	300	3
	Stewardship Financial Corp.	400	3
*	Broadway Financial Corp.	1,800	3
	Lake Shore Bancorp Inc.	200	3
*	Siebert Financial Corp.	1,836	3
	United Security Bancshares Inc.	192	2
	Crawford & Co. Class A	200	2
	Institutional Financial Markets Inc.	649	1
			7,473,547
Health Care (11.9%)
*	Incyte Corp.	1,987,445	187,396
*	BioMarin Pharmaceutical Inc.	1,948,340	180,260
*	IDEXX Laboratories Inc.	1,017,095	114,657
	ResMed Inc.	1,590,749	103,065
	Teleflex Inc.	502,486	84,443
*	Jazz Pharmaceuticals plc	692,326	84,104
*	DexCom Inc.	955,806	83,786
*	Quintiles Transnational Holdings Inc.	1,015,501	82,317
*	Alkermes plc	1,721,626	80,968
*	Align Technology Inc.	845,027	79,221

	STERIS plc	972,247	71,071
*	MEDNAX Inc.	1,040,363	68,924
*	VCA Inc.	908,718	63,592
	West Pharmaceutical Services Inc.	835,393	62,237
*	Seattle Genetics Inc.	1,089,464	58,842
*	WellCare Health Plans Inc.	500,176	58,566
*,^ United Therapeutics Corp.		494,186	58,353
*	ABIOMED Inc.	451,536	58,059
*,^ athenahealth Inc.		445,989	56,248
*	Alnylam Pharmaceuticals Inc.	810,971	54,968
*,^ Ionis Pharmaceuticals Inc.		1,376,574	50,438
*	Neurocrine Biosciences Inc.	988,420	50,054
*	Envision Healthcare Holdings Inc.	2,120,921	47,233
	Bio-Techne Corp.	423,620	46,386
*	Veeva Systems Inc. Class A	1,105,983	45,655
*	Charles River Laboratories International Inc.	535,292	44,611
*	Cepheid	829,302	43,696
*,^ OPKO Health Inc.		4,078,125	43,187
*	Alere Inc.	987,486	42,699
*	Acadia Healthcare Co. Inc.	858,696	42,548
*	IMS Health Holdings Inc.	1,340,363	42,007
*	Amsurg Corp.	621,703	41,685
	Hill-Rom Holdings Inc.	669,531	41,498
*	PAREXEL International Corp.	595,881	41,384
	HealthSouth Corp.	1,012,659	41,084
*	Bio-Rad Laboratories Inc. Class A	239,473	39,228
*	NuVasive Inc.	572,024	38,131
*	TESARO Inc.	374,770	37,567
*	Brookdale Senior Living Inc.	2,130,847	37,183
*	Catalent Inc.	1,361,139	35,172
*	Medidata Solutions Inc.	617,079	34,408
*	Sarepta Therapeutics Inc.	555,033	34,085
*,^ ACADIA Pharmaceuticals Inc.		1,064,111	33,849
*	Exelixis Inc.	2,619,550	33,504
*,^ Intercept Pharmaceuticals Inc.		201,905	33,232
*	Horizon Pharma plc	1,829,953	33,177
	Cantel Medical Corp.	415,314	32,386
*	Prestige Brands Holdings Inc.	632,521	30,532
*	LivaNova plc	506,059	30,419
*	Medicines Co.	805,404	30,396
*	ARIAD Pharmaceuticals Inc.	2,193,502	30,029
*	Ultragenyx Pharmaceutical Inc.	412,956	29,295
*	Masimo Corp.	491,711	29,252
*	Wright Medical Group NV	1,184,703	29,061
*	Bluebird Bio Inc.	425,911	28,868
*	Integra LifeSciences Holdings Corp.	348,831	28,796
*	Allscripts Healthcare Solutions Inc.	2,167,584	28,547
*	LifePoint Health Inc.	475,206	28,146
*,^ Kite Pharma Inc.		503,073	28,102
*	Molina Healthcare Inc.	481,777	28,097
*	VWR Corp.	983,683	27,897
*	Akorn Inc.	1,022,142	27,864
*	INC Research Holdings Inc. Class A	624,706	27,849
*	Team Health Holdings Inc.	855,318	27,849
	Bruker Corp.	1,229,443	27,847
*	Nektar Therapeutics	1,579,568	27,137
	Chemed Corp.	188,999	26,662

*	Insulet Corp.	649,765	26,601
*	Nevro Corp.	251,204	26,223
*,^ Juno Therapeutics Inc.		866,747	26,011
	Owens & Minor Inc.	739,437	25,681
*	Neogen Corp.	435,477	24,361
*	Prothena Corp. plc	397,088	23,813
*	Ironwood Pharmaceuticals Inc. Class A	1,487,173	23,616
*	Exact Sciences Corp.	1,232,192	22,882
*	Radius Health Inc.	420,777	22,760
*	Ligand Pharmaceuticals Inc.	215,811	22,026
*	Penumbra Inc.	284,253	21,600
*	HMS Holdings Corp.	965,801	21,412
*	Haemonetics Corp.	589,746	21,355
*	ICU Medical Inc.	168,105	21,245
*	Impax Laboratories Inc.	839,572	19,898
*	Tenet Healthcare Corp.	874,498	19,816
*	PRA Health Sciences Inc.	348,991	19,721
*	Agios Pharmaceuticals Inc.	367,296	19,401
*,^ Intrexon Corp.		688,310	19,286
*	Halyard Health Inc.	546,882	18,955
*	Puma Biotechnology Inc.	281,164	18,852
*	Globus Medical Inc.	828,893	18,708
*	Depomed Inc.	707,451	17,679
*	AMN Healthcare Services Inc.	549,897	17,525
*	Five Prime Therapeutics Inc.	328,103	17,222
*	NxStage Medical Inc.	688,205	17,198
*	Premier Inc. Class A	524,299	16,956
*	Select Medical Holdings Corp.	1,250,888	16,887
*	Myriad Genetics Inc.	817,411	16,822
*	Alder Biopharmaceuticals Inc.	502,772	16,476
*	HealthEquity Inc.	434,543	16,447
*	Cambrex Corp.	369,524	16,429
*	Omnicell Inc.	418,721	16,037
*	Sage Therapeutics Inc.	347,956	16,023
*	Zeltiq Aesthetics Inc.	408,209	16,010
*,^ Clovis Oncology Inc.		442,746	15,961
*	Halozyme Therapeutics Inc.	1,284,265	15,514
*	Amedisys Inc.	324,930	15,415
*	Spark Therapeutics Inc.	255,659	15,355
*	Ophthotech Corp.	331,207	15,279
*	Surgical Care Affiliates Inc.	312,847	15,254
*,^ Community Health Systems Inc.		1,319,601	15,228
*	Magellan Health Inc.	281,703	15,136
*	Natus Medical Inc.	385,152	15,133
*	Portola Pharmaceuticals Inc.	652,178	14,811
*	Pacira Pharmaceuticals Inc.	431,246	14,757
*	Theravance Biopharma Inc.	393,965	14,277
*	Acceleron Pharma Inc.	386,912	14,002
*	Cynosure Inc. Class A	273,489	13,932
*	Supernus Pharmaceuticals Inc.	555,957	13,749
*	Diplomat Pharmacy Inc.	477,935	13,387
	Analogic Corp.	148,724	13,177
*,^ Cempra Inc.		540,727	13,086
*	Aerie Pharmaceuticals Inc.	345,016	13,021
	Abaxis Inc.	251,974	13,007
*	Spectranetics Corp.	508,093	12,748
*	Merit Medical Systems Inc.	521,688	12,672

*	Air Methods Corp.	398,559	12,551
*,^ TherapeuticsMD Inc.		1,839,863	12,529
*	FibroGen Inc.	596,204	12,341
*	Endologix Inc.	947,366	12,126
	CONMED Corp.	301,386	12,074
*	Emergent BioSolutions Inc.	382,560	12,062
*	Amicus Therapeutics Inc.	1,624,575	12,022
*,^ Synergy Pharmaceuticals Inc.		2,145,074	11,819
*	Repligen Corp.	388,931	11,742
*	Array BioPharma Inc.	1,697,149	11,456
*,^ Inovalon Holdings Inc. Class A		768,408	11,303
*	Acorda Therapeutics Inc.	534,973	11,170
	Ensign Group Inc.	552,090	11,114
*	Achillion Pharmaceuticals Inc.	1,356,849	10,990
*	Press Ganey Holdings Inc.	270,447	10,926
*	Inogen Inc.	178,953	10,719
*	MacroGenics Inc.	354,185	10,594
*	Insmed Inc.	724,749	10,523
*,^ Innoviva Inc.		954,080	10,485
*	Dermira Inc.	295,104	9,980
*	Luminex Corp.	438,709	9,967
*	PharMerica Corp.	354,624	9,954
	Kindred Healthcare Inc.	972,644	9,940
*,^ MiMedx Group Inc.		1,152,827	9,891
*	Healthways Inc.	369,949	9,789
*	AMAG Pharmaceuticals Inc.	399,140	9,783
*	Vascular Solutions Inc.	202,589	9,771
*	Lexicon Pharmaceuticals Inc.	534,999	9,667
*	Xencor Inc.	394,627	9,664
	Meridian Bioscience Inc.	500,758	9,660
	US Physical Therapy Inc.	152,323	9,551
*	Raptor Pharmaceutical Corp.	1,022,305	9,170
*	Orthofix International NV	210,503	9,003
*,^ Merrimack Pharmaceuticals Inc.		1,406,307	8,930
*	Coherus Biosciences Inc.	331,013	8,865
*	Lannett Co. Inc.	330,645	8,785
*	Momenta Pharmaceuticals Inc.	748,067	8,745
*	Vanda Pharmaceuticals Inc.	521,837	8,683
*	Cardiovascular Systems Inc.	361,368	8,579
*	Retrophin Inc.	375,568	8,405
*	Anika Therapeutics Inc.	167,527	8,016
*	HealthStream Inc.	289,827	7,999
*	Quidel Corp.	354,248	7,825
*	Amphastar Pharmaceuticals Inc.	411,414	7,805
*	Pacific Biosciences of California Inc.	856,086	7,671
	National HealthCare Corp.	116,184	7,667
*,^ ZIOPHARM Oncology Inc.		1,344,863	7,572
	Atrion Corp.	17,348	7,401
*,^ Cerus Corp.		1,185,944	7,365
*,^ Inovio Pharmaceuticals Inc.		784,506	7,312
*,^ Adeptus Health Inc. Class A		168,957	7,274
*,^ Accelerate Diagnostics Inc.		265,253	7,231
*	Blueprint Medicines Corp.	236,960	7,038
*	Providence Service Corp.	141,433	6,878
*,^ Heron Therapeutics Inc.		379,590	6,540
*,^ Novavax Inc.		3,133,222	6,517
	Aceto Corp.	340,374	6,464

*,^ Keryx Biopharmaceuticals Inc.		1,212,808	6,440
*	GenMark Diagnostics Inc.	544,293	6,423
*	Integer Holdings Corp.	295,975	6,420
*	Genomic Health Inc.	220,921	6,389
	PDL BioPharma Inc.	1,888,264	6,326
*,^ Eagle Pharmaceuticals Inc.		89,881	6,292
*	LHC Group Inc.	170,401	6,284
*	Accuray Inc.	972,374	6,194
*	Agenus Inc.	853,883	6,131
*,^ Corcept Therapeutics Inc.		934,786	6,076
*	Triple-S Management Corp. Class B	276,273	6,059
*	BioTelemetry Inc.	323,227	6,002
*	SciClone Pharmaceuticals Inc.	580,698	5,952
	Quality Systems Inc.	523,859	5,930
*	ANI Pharmaceuticals Inc.	88,898	5,898
*	Intra-Cellular Therapies Inc. Class A	386,649	5,893
	CryoLife Inc.	333,641	5,862
	Phibro Animal Health Corp. Class A	212,986	5,789
*	AngioDynamics Inc.	327,853	5,751
*	Capital Senior Living Corp.	336,592	5,655
*	Vitae Pharmaceuticals Inc.	268,316	5,613
*,^ Arrowhead Pharmaceuticals Inc.		763,258	5,610
*	OraSure Technologies Inc.	696,303	5,550
*	AtriCure Inc.	350,458	5,544
*	Avexis Inc.	134,218	5,531
*	PTC Therapeutics Inc.	384,402	5,385
*,^ Progenics Pharmaceuticals Inc.		837,679	5,303
*	K2M Group Holdings Inc.	297,275	5,286
*	Surmodics Inc.	175,319	5,275
*	Global Blood Therapeutics Inc.	228,309	5,263
*	Evolent Health Inc. Class A	210,465	5,182
*,^ Omeros Corp.		462,427	5,161
	Landauer Inc.	115,498	5,137
*	Otonomy Inc.	280,005	5,093
*	Arena Pharmaceuticals Inc.	2,882,131	5,044
	Universal American Corp.	653,369	4,998
*	NeoGenomics Inc.	601,420	4,944
*	Rigel Pharmaceuticals Inc.	1,310,751	4,810
*	Vocera Communications Inc.	283,106	4,785
*	CorVel Corp.	124,467	4,780
*	Glaukos Corp.	126,219	4,764
*	Celldex Therapeutics Inc.	1,169,141	4,723
*	Cotiviti Holdings Inc.	140,268	4,703
*	Flexion Therapeutics Inc.	239,982	4,689
*,^ Dynavax Technologies Corp.		442,173	4,638
*	Heska Corp.	84,208	4,583
*	Atara Biotherapeutics Inc.	213,438	4,565
*	Lion Biotechnologies Inc.	553,738	4,557
*	Epizyme Inc.	446,850	4,397
*	Cross Country Healthcare Inc.	370,835	4,368
*,^ Cytokinetics Inc.		470,609	4,320
*,^ CytomX Therapeutics Inc.		271,254	4,253
*,^ Advaxis Inc.		395,132	4,224
*	Bellicum Pharmaceuticals Inc.	211,810	4,215
*	Enanta Pharmaceuticals Inc.	156,082	4,153
*,^ ConforMIS Inc.		416,754	4,134
*,^ Aduro Biotech Inc.		329,523	4,096

*	Almost Family Inc.	111,256	4,091
*,^ Geron Corp.		1,809,783	4,090
*,^ Teladoc Inc.		222,909	4,081
*,^ Albany Molecular Research Inc.		245,195	4,048
	Invacare Corp.	362,215	4,046
*	BioCryst Pharmaceuticals Inc.	892,786	3,937
*	Intersect ENT Inc.	247,309	3,917
*	Civitas Solutions Inc.	213,746	3,903
*	Aimmune Therapeutics Inc.	257,454	3,862
*,^ Sangamo BioSciences Inc.		827,605	3,832
*	Revance Therapeutics Inc.	234,065	3,794
*,^ Teligent Inc.		498,427	3,788
*	Surgery Partners Inc.	187,106	3,787
*	La Jolla Pharmaceutical Co.	158,251	3,765
*	NewLink Genetics Corp.	247,643	3,720
*	Spectrum Pharmaceuticals Inc.	795,330	3,714
*	Curis Inc.	1,410,428	3,681
*,^ Organovo Holdings Inc.		969,129	3,673
*,^ TG Therapeutics Inc.		466,975	3,614
*,^ Rockwell Medical Inc.		538,507	3,608
*	Sucampo Pharmaceuticals Inc. Class A	288,242	3,548
*,^ Foundation Medicine Inc.		149,535	3,492
*	BioScrip Inc.	1,206,997	3,488
*	Tobira Therapeutics Inc.	87,596	3,481
*,^ Immunomedics Inc.		1,070,941	3,481
*	Akebia Therapeutics Inc.	382,556	3,462
*	Loxo Oncology Inc.	130,651	3,420
*	STAAR Surgical Co.	354,131	3,329
	Computer Programs & Systems Inc.	127,374	3,319
*	Natera Inc.	296,460	3,294
*,^ Insys Therapeutics Inc.		275,912	3,253
*	Aratana Therapeutics Inc.	346,734	3,245
*	Exactech Inc.	119,092	3,219
*	REGENXBIO Inc.	229,252	3,212
*	WaVe Life Sciences Ltd.	98,705	3,205
	LeMaitre Vascular Inc.	160,134	3,177
*	Zogenix Inc.	268,073	3,064
*,^ Invitae Corp.		337,372	2,955
*	Antares Pharma Inc.	1,751,246	2,942
*	CoLucid Pharmaceuticals Inc.	76,797	2,930
*	Adamas Pharmaceuticals Inc.	178,317	2,926
*	Collegium Pharmaceutical Inc.	150,858	2,906
*,^ Idera Pharmaceuticals Inc.		1,132,698	2,900
*	Ardelyx Inc.	219,466	2,840
*	Versartis Inc.	231,256	2,833
*	Chimerix Inc.	507,388	2,811
*,^ Seres Therapeutics Inc.		228,662	2,810
*	RadNet Inc.	379,302	2,807
*	NanoString Technologies Inc.	139,804	2,793
*,^ ImmunoGen Inc.		1,041,027	2,790
*	Fluidigm Corp.	343,886	2,755
*,^ XBiotech Inc.		203,124	2,734
*	Trevena Inc.	403,001	2,720
*,^ BioTime Inc.		696,269	2,715
*,^ Aquinox Pharmaceuticals Inc.		198,836	2,656
*	Edge Therapeutics Inc.	255,148	2,656
*	Sorrento Therapeutics Inc.	338,177	2,618

*	BioSpecifics Technologies Corp.	57,022	2,604
*,^ MediciNova Inc.		342,570	2,566
*	Karyopharm Therapeutics Inc.	263,610	2,565
*	Protagonist Therapeutics Inc.	120,968	2,556
*	OvaScience Inc.	354,408	2,538
*	Minerva Neurosciences Inc.	175,789	2,481
*	Enzo Biochem Inc.	487,408	2,481
*	Esperion Therapeutics Inc.	172,782	2,393
*,^ InVivo Therapeutics Holdings Corp.		343,368	2,335
*	Aclaris Therapeutics Inc.	90,712	2,323
*	OncoMed Pharmaceuticals Inc.	201,615	2,304
*,^ Editas Medicine Inc.		169,728	2,288
*	Invuity Inc.	163,693	2,246
*,^ MannKind Corp.		3,592,363	2,227
*	RTI Surgical Inc.	707,523	2,215
*	Medpace Holdings Inc.	73,755	2,202
*	Ignyta Inc.	347,081	2,183
*,^ NantKwest Inc.		279,936	2,178
*,^ Athersys Inc.		1,007,516	2,146
*	Cutera Inc.	179,793	2,143
*	Quorum Health Corp.	338,596	2,123
*	MyoKardia Inc.	129,065	2,109
*	AxoGen Inc.	232,297	2,098
*,^ Corbus Pharmaceuticals Holdings Inc.		308,522	2,095
*	Addus HomeCare Corp.	79,671	2,084
*	Stemline Therapeutics Inc.	192,341	2,083
*,^ Ocular Therapeutix Inc.		300,906	2,067
*	Dimension Therapeutics Inc.	257,405	2,057
*	American Renal Associates Holdings Inc.	112,464	2,055
*	Durect Corp.	1,476,115	2,052
*	Castlight Health Inc. Class B	488,196	2,031
*	PharmAthene Inc.	699,824	2,030
*,^ Reata Pharmaceuticals Inc. Class A		75,525	1,991
*	Paratek Pharmaceuticals Inc.	151,213	1,967
	Simulations Plus Inc.	220,216	1,942
*	Cascadian Therapeutics Inc.	1,180,281	1,936
*	Medgenics Inc.	346,417	1,930
*	Syndax Pharmaceuticals Inc.	126,264	1,914
*,^ AAC Holdings Inc.		110,063	1,914
*	FONAR Corp.	91,223	1,874
*	Cara Therapeutics Inc.	218,787	1,827
	Digirad Corp.	357,829	1,825
*	Proteostasis Therapeutics Inc.	116,642	1,818
	Utah Medical Products Inc.	30,237	1,808
*	Concert Pharmaceuticals Inc.	178,709	1,807
*	IRIDEX Corp.	123,557	1,790
*	Tandem Diabetes Care Inc.	233,248	1,787
*	Tetraphase Pharmaceuticals Inc.	453,967	1,739
*	Senseonics Holdings Inc.	433,687	1,691
*	Inotek Pharmaceuticals Corp.	177,875	1,686
	Psychemedics Corp.	84,492	1,676
*	Pfenex Inc.	185,393	1,659
*,^ Navidea Biopharmaceuticals Inc.		1,809,410	1,657
*,^ Vital Therapies Inc.		265,899	1,627
*	Entellus Medical Inc.	72,752	1,614
*	Lantheus Holdings Inc.	192,132	1,591
*,^ BioDelivery Sciences International Inc.		581,477	1,570

*	Endocyte Inc.	508,010	1,570
*	ChemoCentryx Inc.	252,816	1,527
*,^ TransEnterix Inc.		894,122	1,511
*,^ Synthetic Biologics Inc.		874,866	1,505
*,^ AcelRx Pharmaceuticals Inc.		380,996	1,482
*,^ Trovagene Inc.		321,444	1,443
*	Harvard Bioscience Inc.	528,292	1,437
*	Derma Sciences Inc.	305,334	1,426
*,^ T2 Biosystems Inc.		192,577	1,394
*	VIVUS Inc.	1,215,043	1,385
*,^ Anavex Life Sciences Corp.		374,077	1,358
	National Research Corp. Class A	83,170	1,355
*	Anthera Pharmaceuticals Inc.	429,813	1,354
*	Veracyte Inc.	176,671	1,344
^	Osiris Therapeutics Inc.	266,329	1,321
*,^ Intellia Therapeutics Inc.		77,258	1,315
*	Flex Pharma Inc.	109,999	1,296
*	Applied Genetic Technologies Corp.	130,145	1,273
*,^ CytoSorbents Corp.		197,294	1,263
*	SeaSpine Holdings Corp.	122,894	1,242
*	Mirati Therapeutics Inc.	187,720	1,241
*,^ Genocea Biosciences Inc.		241,246	1,235
*,^ Fortress Biotech Inc.		401,280	1,192
*,^ Titan Pharmaceuticals Inc.		200,092	1,177
*	Regulus Therapeutics Inc.	353,504	1,167
*	Bio-Path Holdings Inc.	826,995	1,158
*,^ Sientra Inc.		122,323	1,100
*,^ CorMedix Inc.		434,128	1,094
*	Cellular Biomedicine Group Inc.	75,018	1,088
*	ChromaDex Corp.	351,731	1,048
*	Aegerion Pharmaceuticals Inc.	350,486	1,041
*	Peregrine Pharmaceuticals Inc.	2,391,715	1,028
*,^ Egalet Corp.		132,189	1,006
*	ContraFect Corp.	405,500	1,006
*	Dicerna Pharmaceuticals Inc.	169,433	996
*	Bovie Medical Corp.	187,593	977
*	Five Star Quality Care Inc.	505,067	965
*,^ Ohr Pharmaceutical Inc.		339,890	962
*	pSivida Corp.	316,239	952
*,^ iRadimed Corp.		54,594	928
*	Infinity Pharmaceuticals Inc.	568,145	886
*	Catalyst Pharmaceuticals Inc.	807,654	880
*,^ Lipocine Inc.		196,464	876
*,^ Biolase Inc.		495,670	867
*,^ Galena Biopharma Inc.		2,443,262	856
*	CTI BioPharma Corp.	2,280,223	854
*	Adverum Biotechnologies Inc.	206,903	850
*	Argos Therapeutics Inc.	169,384	842
*,^ Asterias Biotherapeutics Inc.		197,377	837
*	EndoChoice Holdings Inc.	104,785	836
*	Zafgen Inc.	248,421	822
*	Assembly Biosciences Inc.	113,542	819
*	Juniper Pharmaceuticals Inc.	145,413	807
*	Corvus Pharmaceuticals Inc.	48,669	801
*	Alliance HealthCare Services Inc.	115,180	790
*	Icad Inc.	151,494	788
*	Vericel Corp.	277,948	778

*	Genesis Healthcare Inc.	289,345	773
*	NanoViricides Inc.	457,015	772
*,^ Abeona Therapeutics Inc.		127,182	763
*	Alimera Sciences Inc.	507,174	756
*	Avinger Inc.	157,210	750
*	Fate Therapeutics Inc.	239,987	749
*	MEI Pharma Inc.	425,361	749
*	Achaogen Inc.	155,667	746
*	Nivalis Therapeutics Inc.	91,294	742
*	Corium International Inc.	128,873	724
*	Immune Design Corp.	93,831	711
*	Kindred Biosciences Inc.	141,016	701
*	GlycoMimetics Inc.	96,324	689
*	Nuvectra Corp.	98,509	682
*	Dipexium Pharmaceuticals Inc.	46,794	679
*,^ Zynerba Pharmaceuticals Inc.		51,381	671
*	Pain Therapeutics Inc.	665,208	665
*,^ Corindus Vascular Robotics Inc.		584,889	649
*,^ IsoRay Inc.		899,206	648
*	Calithera Biosciences Inc.	197,336	641
*	Sunesis Pharmaceuticals Inc.	145,279	635
*	Repros Therapeutics Inc.	298,827	625
*	AVEO Pharmaceuticals Inc.	701,433	624
*,^ Actinium Pharmaceuticals Inc.		451,882	610
*	Alphatec Holdings Inc.	64,263	604
*	Agile Therapeutics Inc.	85,833	599
*,^ Second Sight Medical Products Inc.		169,893	598
*	vTv Therapeutics Inc. Class A	82,903	596
*	XOMA Corp.	1,266,767	581
*	Palatin Technologies Inc.	915,420	576
*,^ CytRx Corp.		978,732	576
*,^ Adamis Pharmaceuticals Corp.		162,726	558
*	Selecta Biosciences Inc.	38,298	546
*	Neos Therapeutics Inc.	81,947	539
*	Sharps Compliance Corp.	123,176	533
*	SCYNEXIS Inc.	137,332	531
*	Threshold Pharmaceuticals Inc.	775,237	525
*	ArQule Inc.	291,477	522
*	Verastem Inc.	388,266	516
*,^ BrainStorm Cell Therapeutics Inc.		214,458	513
*	Aviragen Therapeutics Inc.	254,062	488
*	Madrigal Pharmaceuticals Inc.	38,091	483
*	Pernix Therapeutics Holdings Inc.	749,846	466
*,^ Orexigen Therapeutics Inc.		139,857	464
*	Kura Oncology Inc.	73,916	462
*	Aptevo Therapeutics Inc.	176,952	453
*	Cymabay Therapeutics Inc.	230,186	447
*,^ Ampio Pharmaceuticals Inc.		592,584	439
*	iBio Inc.	778,558	436
*	Conatus Pharmaceuticals Inc.	211,673	423
*	Ocera Therapeutics Inc.	158,635	420
*	Cumberland Pharmaceuticals Inc.	83,070	416
*	Recro Pharma Inc.	46,881	414
*	Rexahn Pharmaceuticals Inc.	1,954,425	410
*	Cogentix Medical Inc.	223,836	407
*,^ Neuralstem Inc.		1,246,536	399
*	Chembio Diagnostics Inc.	53,700	396

*	Celsion Corp.	317,144	387
*	Tenax Therapeutics Inc.	158,300	364
*	CEL-SCI Corp.	1,184,120	361
*	Cytori Therapeutics Inc.	176,562	358
*	Cidara Therapeutics Inc.	30,336	347
*,^ Unilife Corp.		165,137	347
*	Voyager Therapeutics Inc.	28,549	343
*,^ ContraVir Pharmaceuticals Inc.		308,743	330
	AdCare Health Systems Inc.	154,765	325
*	Biodel Inc.	749,550	324
*	Catabasis Pharmaceuticals Inc.	50,934	314
*	KemPharm Inc.	67,906	305
*,^ Eleven Biotherapeutics Inc.		108,856	305
*,^ Galectin Therapeutics Inc.		265,986	301
*	Tracon Pharmaceuticals Inc.	44,275	299
*,^ Northwest Biotherapeutics Inc.		546,665	298
*	GTx Inc.	378,419	296
*,^ Eiger BioPharmaceuticals Inc.		22,126	296
*	Hemispherx Biopharma Inc.	234,096	293
*,^ Chiasma Inc.		99,376	292
*	Vical Inc.	94,922	289
*	aTyr Pharma Inc.	89,858	286
*,^ Mast Therapeutics Inc.		2,417,160	266
*	Retractable Technologies Inc.	101,655	265
*	Electromed Inc.	55,364	252
*,^ Cancer Genetics Inc.		141,000	247
*,^ Fibrocell Science Inc.		338,203	244
*	Opexa Therapeutics Inc.	73,704	238
*,^ Heat Biologics Inc.		174,928	238
*	TearLab Corp. Class A	360,953	235
*	Caladrius Biosciences Inc.	50,412	233
*	Marinus Pharmaceuticals Inc.	120,873	220
*	Mateon Therapeutics Inc.	348,782	216
*,^ Sunshine Heart Inc.		376,718	215
*,^ Amedica Corp.		230,564	214
*	MGC Diagnostics Corp.	30,659	212
*	Cyclacel Pharmaceuticals Inc.	35,218	211
*	Apricus Biosciences Inc.	602,124	204
*,^ Evoke Pharma Inc.		89,013	201
*	Tactile Systems Technology Inc.	10,638	199
*	Tonix Pharmaceuticals Holding Corp.	282,610	197
*,^ Windtree Therapeutics Inc.		74,388	191
*	ImmunoCellular Therapeutics Ltd.	1,617,317	191
*,^ Oculus Innovative Sciences Inc.		43,512	188
*	Proteon Therapeutics Inc.	19,317	180
*,^ Skyline Medical Inc.		1,062,533	175
*,^ Cerulean Pharma Inc.		168,296	172
*	Connecture Inc.	89,352	168
*	VolitionRX Ltd.	31,527	167
*,^ Immune Pharmaceuticals Inc.		595,915	167
*	OncoGenex Pharmaceuticals Inc.	327,390	166
*,^ StemCells Inc.		120,425	164
*	Ekso Bionics Holdings Inc.	33,386	157
*,^ Aethlon Medical Inc.		30,551	152
*	Biostage Inc.	141,248	151
*	CAS Medical Systems Inc.	86,382	148
*	Misonix Inc.	27,669	147

*	Oncocyte Corp.	29,009	146
*	Acura Pharmaceuticals Inc.	89,117	143
*	ProPhase Labs Inc.	72,896	141
*	Venaxis Inc.	46,580	141
*	Dextera Surgical Inc.	73,902	140
*	Imprimis Pharmaceuticals Inc.	36,209	138
*	CASI Pharmaceuticals Inc.	119,606	133
*	Tokai Pharmaceuticals Inc.	81,496	125
*	Aldeyra Therapeutics Inc.	15,295	120
*	ADMA Biologics Inc.	16,178	117
*,^ Cellectar Biosciences Inc.		41,103	111
*	Bioanalytical Systems Inc.	91,696	105
*	NovaBay Pharmaceuticals Inc.	25,141	104
*,^ Cesca Therapeutics Inc.		26,283	103
*,^ OpGen Inc.		62,045	102
*	RXi Pharmaceuticals Corp.	52,573	96
*	Provectus Biopharmaceuticals Inc. Class A	949,829	94
*	OncoSec Medical Inc.	54,445	93
*	Biocept Inc.	54,333	86
*	Catalyst Biosciences Inc.	71,358	86
*	ARCA biopharma Inc.	28,967	84
*	ERBA Diagnostics Inc.	164,869	82
*	BioLife Solutions Inc.	44,612	82
*	SunLink Health Systems Inc.	67,827	81
*,^ Neothetics Inc.		70,877	79
*	Audentes Therapeutics Inc.	4,455	79
*	Cleveland BioLabs Inc.	45,001	78
*	Axsome Therapeutics Inc.	9,684	76
*	Clearside Biomedical Inc.	4,391	76
*	Presbia plc	15,400	72
*	InfuSystem Holdings Inc.	26,041	72
	Hooper Holmes Inc.	57,400	71
	Daxor Corp.	8,705	69
*,^ Wright Medical Group Inc. CVR Exp. 12/31/2049		52,493	68
*,^ WaferGen Bio-systems Inc.		78,995	67
*	Alliqua BioMedical Inc.	84,563	66
*	Vermillion Inc.	49,637	65
*,^ Rennova Health Inc.		337,923	64
*,^ EyeGate Pharmaceuticals Inc.		36,973	64
*	Novan Inc.	3,153	64
*,^ Capnia Inc.		60,966	59
*	Viking Therapeutics Inc.	39,596	56
*,^ Onconova Therapeutics Inc.		21,057	56
*	Gemphire Therapeutics Inc.	4,756	52
*	Viveve Medical Inc.	7,146	52
*	GenVec Inc.	111,394	51
*	PhotoMedex Inc.	37,935	49
*	Signal Genetics Inc.	97,775	48
*	Carbylan Therapeutics Inc.	102,790	47
*	USMD Holdings Inc.	2,014	46
*,^ AmpliPhi Biosciences Corp.		30,206	45
*	Aeglea BioTherapeutics Inc.	6,553	42
	National Research Corp. Class B	1,200	41
*	NeuroMetrix Inc.	26,521	41
*	Streamline Health Solutions Inc.	21,760	40
*	Escalon Medical Corp.	59,011	40
*,^ Lpath Inc. Class A		11,676	38

*	Atossa Genetics Inc.	18,052	38
	Kewaunee Scientific Corp.	1,605	38
*,^ Oragenics Inc.		82,900	38
*	Jaguar Animal Health Inc.	27,262	35
*	CareDx Inc.	8,500	30
*	Strata Skin Sciences Inc.	54,307	28
*,^ Delcath Systems Inc.		11,138	28
*	Syros Pharmaceuticals Inc.	1,927	27
*	Champions Oncology Inc.	15,840	27
*	Akers Biosciences Inc.	7,910	26
*,^ Roka Bioscience Inc.		36,672	26
*	VistaGen Therapeutics Inc.	5,972	25
*,^ TetraLogic Pharmaceuticals Corp.		149,949	24
*	ViewRay Inc.	5,208	24
*	Pro-Dex Inc.	4,785	21
*	HTG Molecular Diagnostics Inc.	7,700	18
*	InspireMD Inc.	217,006	17
*	Interpace Diagnostics Group Inc.	99,850	16
*,^ Pulmatrix Inc.		9,446	16
*,^ ASTERIAS BIOTHERAPEUTICS INC WARRANTS EXP 9/30/16		28,992	15
*	Transgenomic Inc.	51,199	14
*	Pulse Biosciences Inc.	2,206	14
	Span-America Medical Systems Inc.	705	13
*	Medovex Corp.	9,195	13
*	Ligand Pharmaceuticals Inc. Rights	395,811	12
*	Moleculin Biotech Inc.	1,901	11
*	Mirna Therapeutics Inc.	5,500	11
	Ligand Pharmaceuticals Inc. Rights	395,811	11
*	Capricor Therapeutics Inc.	3,104	10
*	Allied Healthcare Products Inc.	11,721	10
*,^ Oncobiologics Inc.		2,267	10
	Diversicare Healthcare Services Inc.	953	9
*	Ritter Pharmaceuticals Inc.	5,099	9
	Ligand Pharmaceuticals Inc. Rights	395,811	8
*	Cerecor Inc.	1,900	8
*	Galmed Pharmaceuticals Ltd.	1,674	7
*	Xtant Medical Holdings Inc.	5,700	6
*	Aradigm Corp.	891	6
*,^ Great Basin Scientific Inc.		2,307	5
*	Arrhythmia Research Technology Inc.	1,175	5
*	Ligand Pharmaceuticals Inc. Rights	395,811	2
*	BioPharmX Corp.	2,303	1
*	Histogenics Corp.	400	1
*	American Shared Hospital Services	276	1
*	Zosano Pharma Corp.	747	1
	Cooper Cos. Inc.	3	1
			5,630,018
Industrials (12.7%)
*	IHS Markit Ltd.	3,776,560	141,810
	Wabtec Corp.	1,020,605	83,332
	AO Smith Corp.	834,534	82,444
	Huntington Ingalls Industries Inc.	530,412	81,376
*	Middleby Corp.	655,450	81,027
	IDEX Corp.	852,684	79,786
*	Sensata Technologies Holding NV	1,948,590	75,566
	Carlisle Cos. Inc.	726,854	74,553
*	HD Supply Holdings Inc.	2,275,281	72,763

Macquarie Infrastructure Corp.	850,456	70,792
Owens Corning	1,297,153	69,255
Lennox International Inc.	440,058	69,102
* WABCO Holdings Inc.	592,883	67,310
KAR Auction Services Inc.	1,557,243	67,211
* Spirit AeroSystems Holdings Inc. Class A	1,455,493	64,828
* JetBlue Airways Corp.	3,668,934	63,252
Hubbell Inc. Class B	582,485	62,757
Nordson Corp.	600,609	59,839
B/E Aerospace Inc.	1,142,713	59,033
* Copart Inc.	1,100,552	58,946
Toro Co.	1,228,986	57,566
Donaldson Co. Inc.	1,497,766	55,912
ManpowerGroup Inc.	771,798	55,770
Allison Transmission Holdings Inc.	1,874,422	53,758
* Old Dominion Freight Line Inc.	782,140	53,663
* AECOM	1,720,823	51,160
Orbital ATK Inc.	661,699	50,441
Oshkosh Corp.	835,011	46,761
Curtiss-Wright Corp.	512,156	46,663
Graco Inc.	629,048	46,550
Hexcel Corp.	1,043,510	46,227
BWX Technologies Inc.	1,176,082	45,126
* Genesee & Wyoming Inc. Class A	651,484	44,920
Lincoln Electric Holdings Inc.	714,876	44,766
* Teledyne Technologies Inc.	401,671	43,352
Trinity Industries Inc.	1,738,648	42,041
Watsco Inc.	289,418	40,779
EMCOR Group Inc.	678,727	40,466
Woodward Inc.	633,844	39,603
* Kirby Corp.	617,712	38,397
AGCO Corp.	761,213	37,543
^ MSC Industrial Direct Co. Inc. Class A	507,503	37,256
Deluxe Corp.	555,220	37,100
* Avis Budget Group Inc.	1,079,705	36,937
ITT Inc.	1,030,333	36,927
RR Donnelley & Sons Co.	2,318,812	36,452
CLARCOR Inc.	558,736	36,318
Valmont Industries Inc.	261,210	35,151
* Colfax Corp.	1,107,418	34,806
Crane Co.	546,780	34,453
* TransUnion	992,030	34,225
* Hertz Global Holdings Inc.	845,041	33,937
* Spirit Airlines Inc.	789,019	33,557
EnerSys	484,156	33,499
* XPO Logistics Inc.	911,328	33,418
Landstar System Inc.	487,762	33,207
Rollins Inc.	1,131,759	33,138
Chicago Bridge & Iron Co. NV	1,180,501	33,089
Healthcare Services Group Inc.	816,022	32,298
Air Lease Corp. Class A	1,090,861	31,177
Terex Corp.	1,221,975	31,050
Joy Global Inc.	1,119,136	31,045
Regal Beloit Corp.	513,819	30,567
* Dycom Industries Inc.	359,631	29,411
* WESCO International Inc.	477,351	29,352
* Hawaiian Holdings Inc.	603,651	29,337

* Clean Harbors Inc.	604,907	29,023
* Beacon Roofing Supply Inc.	684,295	28,788
Timken Co.	784,535	27,569
* USG Corp.	1,049,258	27,123
* Generac Holdings Inc.	740,382	26,876
* NOW Inc.	1,234,934	26,465
Kennametal Inc.	910,344	26,418
* Esterline Technologies Corp.	340,613	25,900
* Manitowoc Foodservice Inc.	1,578,023	25,596
* WageWorks Inc.	413,012	25,157
* Rexnord Corp.	1,168,970	25,028
ABM Industries Inc.	629,730	25,000
KBR Inc.	1,644,002	24,874
HEICO Corp. Class A	407,720	24,671
John Bean Technologies Corp.	337,740	23,828
Tetra Tech Inc.	667,974	23,693
Covanta Holding Corp.	1,527,382	23,506
UniFirst Corp.	176,852	23,320
Mueller Water Products Inc. Class A	1,854,201	23,270
Universal Forest Products Inc.	234,841	23,129
* Armstrong World Industries Inc.	555,556	22,956
Barnes Group Inc.	564,676	22,898
* MasTec Inc.	758,065	22,545
Granite Construction Inc.	452,878	22,526
Matthews International Corp. Class A	364,853	22,168
Hillenbrand Inc.	690,177	21,837
* Moog Inc. Class A	362,823	21,602
G&K Services Inc. Class A	225,365	21,520
* FTI Consulting Inc.	477,887	21,295
* KLX Inc.	603,753	21,252
* Masonite International Corp.	341,362	21,222
Mueller Industries Inc.	653,646	21,191
Simpson Manufacturing Co. Inc.	480,270	21,108
Applied Industrial Technologies Inc.	449,880	21,027
* Swift Transportation Co.	974,359	20,919
Knight Transportation Inc.	714,302	20,493
HNI Corp.	513,959	20,456
CEB Inc.	373,302	20,334
* Advisory Board Co.	453,132	20,273
* RBC Bearings Inc.	265,062	20,272
AMERCO	62,514	20,269
Allegiant Travel Co. Class A	151,834	20,053
* Trex Co. Inc.	340,537	19,996
* On Assignment Inc.	549,809	19,953
Matson Inc.	499,995	19,940
MSA Safety Inc.	342,555	19,882
AZZ Inc.	301,449	19,676
* DigitalGlobe Inc.	710,326	19,534
Watts Water Technologies Inc. Class A	301,253	19,533
GATX Corp.	438,430	19,532
Herman Miller Inc.	681,950	19,504
* MRC Global Inc.	1,164,734	19,137
Brady Corp. Class A	539,064	18,657
* Univar Inc.	843,735	18,436
Franklin Electric Co. Inc.	451,508	18,381
Brink's Co.	495,565	18,376
* TASER International Inc.	608,568	17,411

*,^ Navistar International Corp.		735,959	16,846
*	Proto Labs Inc.	274,133	16,423
	HEICO Corp.	235,149	16,272
	Triumph Group Inc.	567,152	15,812
	Actuant Corp. Class A	677,579	15,747
	SkyWest Inc.	590,168	15,586
*,^ SolarCity Corp.		792,951	15,510
	Forward Air Corp.	358,215	15,496
	Mobile Mini Inc.	511,890	15,459
	Exponent Inc.	300,341	15,335
*	Hub Group Inc. Class A	372,777	15,194
*	Huron Consulting Group Inc.	252,075	15,064
	Apogee Enterprises Inc.	335,300	14,985
*	SPX FLOW Inc.	480,472	14,856
	Insperity Inc.	203,592	14,789
	EnPro Industries Inc.	254,525	14,462
	ESCO Technologies Inc.	309,555	14,370
	Albany International Corp.	339,029	14,368
	Steelcase Inc. Class A	1,033,872	14,360
	Kaman Corp.	323,160	14,193
*	Aerojet Rocketdyne Holdings Inc.	805,709	14,164
	Standex International Corp.	151,436	14,064
	Korn/Ferry International	654,990	13,755
	AAON Inc.	472,919	13,630
	Knoll Inc.	574,715	13,132
	Astec Industries Inc.	218,900	13,106
*	Gibraltar Industries Inc.	347,383	12,905
	Comfort Systems USA Inc.	435,887	12,776
*	American Woodmark Corp.	157,495	12,689
*,^ Virgin America Inc.		235,814	12,618
	Interface Inc. Class A	753,745	12,580
	Tennant Co.	193,591	12,545
*	Atlas Air Worldwide Holdings Inc.	284,750	12,193
	AAR Corp.	388,222	12,159
	Cubic Corp.	259,379	12,142
	Werner Enterprises Inc.	517,600	12,045
*	ACCO Brands Corp.	1,244,748	11,999
	Aircastle Ltd.	596,327	11,843
*	Navigant Consulting Inc.	575,777	11,642
*	Chart Industries Inc.	352,773	11,582
*	Mercury Systems Inc.	468,619	11,514
	US Ecology Inc.	256,196	11,488
*	Meritor Inc.	1,023,686	11,394
*	Team Inc.	345,843	11,313
	West Corp.	511,429	11,292
	CIRCOR International Inc.	189,015	11,258
	Greenbrier Cos. Inc.	317,987	11,225
*	Builders FirstSource Inc.	972,018	11,188
*	TrueBlue Inc.	487,538	11,048
*	Wabash National Corp.	759,505	10,815
*	Lydall Inc.	205,831	10,524
*	Patrick Industries Inc.	168,028	10,404
*	ICF International Inc.	231,536	10,262
*	TriMas Corp.	543,091	10,107
	Multi-Color Corp.	152,883	10,090
	Raven Industries Inc.	436,671	10,057
*	Continental Building Products Inc.	476,972	10,012

* SPX Corp.	486,307	9,794
Sun Hydraulics Corp.	302,929	9,776
Advanced Drainage Systems Inc.	406,115	9,771
^ Lindsay Corp.	131,182	9,705
Federal Signal Corp.	730,805	9,690
* Babcock & Wilcox Enterprises Inc.	584,249	9,640
* Herc Holdings Inc.	284,565	9,590
* Tutor Perini Corp.	445,049	9,555
* BMC Stock Holdings Inc.	536,415	9,511
* Rush Enterprises Inc. Class A	385,751	9,443
Primoris Services Corp.	457,820	9,431
Briggs & Stratton Corp.	501,653	9,356
Altra Industrial Motion Corp.	322,552	9,344
Harsco Corp.	926,062	9,196
* Wesco Aircraft Holdings Inc.	680,440	9,138
Heartland Express Inc.	477,960	9,024
Essendant Inc.	439,620	9,021
* Astronics Corp.	199,593	8,992
Encore Wire Corp.	243,654	8,959
* Saia Inc.	294,871	8,834
* Air Transport Services Group Inc.	613,721	8,807
Quad/Graphics Inc.	329,288	8,799
Argan Inc.	145,025	8,584
* TriNet Group Inc.	396,597	8,578
Viad Corp.	232,387	8,568
General Cable Corp.	563,531	8,442
* Aegion Corp. Class A	435,048	8,296
McGrath RentCorp	260,519	8,261
Douglas Dynamics Inc.	258,441	8,255
* Thermon Group Holdings Inc.	404,169	7,982
Manitowoc Co. Inc.	1,533,946	7,348
Alamo Group Inc.	110,442	7,277
Global Brass & Copper Holdings Inc.	248,610	7,182
Quanex Building Products Corp.	413,497	7,137
Insteel Industries Inc.	196,616	7,125
* CBIZ Inc.	618,221	6,918
Kelly Services Inc. Class A	355,325	6,829
Kadant Inc.	128,643	6,704
* Echo Global Logistics Inc.	289,381	6,673
Hyster-Yale Materials Handling Inc.	109,908	6,609
* NCI Building Systems Inc.	447,621	6,531
* RPX Corp.	602,458	6,440
Kforce Inc.	310,285	6,358
* Engility Holdings Inc.	199,597	6,287
Resources Connection Inc.	412,147	6,157
* Aerovironment Inc.	251,904	6,149
H&E Equipment Services Inc.	366,403	6,141
* Energy Recovery Inc.	382,250	6,108
* PGT Inc.	557,050	5,944
* Nexeo Solutions Inc.	711,993	5,867
Griffon Corp.	338,999	5,766
* Armstrong Flooring Inc.	302,637	5,714
National Presto Industries Inc.	64,820	5,691
NN Inc.	310,115	5,660
* SP Plus Corp.	218,686	5,592
Marten Transport Ltd.	258,035	5,419
* CSW Industrials Inc.	167,111	5,413

	Kimball International Inc. Class B	413,991	5,357
	Ennis Inc.	316,508	5,333
	ArcBest Corp.	278,143	5,290
*,^ KEYW Holding Corp.		476,032	5,255
	Titan International Inc.	515,413	5,216
	Triton International Ltd.	390,962	5,157
	Gorman-Rupp Co.	191,378	4,901
*	GP Strategies Corp.	197,429	4,861
*	MYR Group Inc.	159,578	4,803
*	Veritiv Corp.	94,724	4,752
	Columbus McKinnon Corp.	259,672	4,633
*	InnerWorkings Inc.	489,005	4,606
*	YRC Worldwide Inc.	371,223	4,573
*	Mistras Group Inc.	194,161	4,557
*	Casella Waste Systems Inc. Class A	436,266	4,494
	Powell Industries Inc.	108,782	4,357
*	DXP Enterprises Inc.	150,237	4,235
*,^ Sunrun Inc.		664,610	4,187
*	Kratos Defense & Security Solutions Inc.	604,869	4,168
	Barrett Business Services Inc.	83,841	4,159
	American Railcar Industries Inc.	100,236	4,157
*	SiteOne Landscape Supply Inc.	112,329	4,036
	Heidrick & Struggles International Inc.	216,128	4,009
	Acacia Research Corp.	599,721	3,910
	Park-Ohio Holdings Corp.	103,158	3,760
*,^ Energous Corp.		186,383	3,655
	VSE Corp.	107,216	3,644
*	Ply Gem Holdings Inc.	269,852	3,605
*,^ Plug Power Inc.		2,066,788	3,534
	LSI Industries Inc.	298,503	3,352
	CECO Environmental Corp.	296,615	3,346
*	CRA International Inc.	124,020	3,298
*	Vicor Corp.	256,351	2,974
*	Milacron Holdings Corp.	175,656	2,803
	Celadon Group Inc.	319,003	2,788
*	Franklin Covey Co.	154,632	2,754
*	Roadrunner Transportation Systems Inc.	344,522	2,749
	Miller Industries Inc.	119,657	2,727
	Supreme Industries Inc. Class A	140,738	2,716
*	NV5 Global Inc.	83,662	2,703
*	Covenant Transportation Group Inc. Class A	138,466	2,677
*	Ducommun Inc.	116,521	2,661
*	Sparton Corp.	99,023	2,600
*	Atkore International Group Inc.	135,953	2,548
*	Orion Group Holdings Inc.	360,152	2,467
*	Great Lakes Dredge & Dock Corp.	687,794	2,407
*	Titan Machinery Inc.	227,241	2,363
	Graham Corp.	119,452	2,282
	FreightCar America Inc.	157,510	2,265
*,^ Cogint Inc.		421,363	2,145
*	Layne Christensen Co.	245,496	2,089
*	Commercial Vehicle Group Inc.	356,171	2,059
*	Hill International Inc.	444,159	2,048
*	Vectrus Inc.	132,596	2,019
*	Hudson Technologies Inc.	302,172	2,009
*	Heritage-Crystal Clean Inc.	150,895	2,004
*	Sterling Construction Co. Inc.	244,636	1,893

*	ARC Document Solutions Inc.	500,545	1,872
*,^ FuelCell Energy Inc.		338,314	1,834
	Allied Motion Technologies Inc.	96,910	1,833
*	Accuride Corp.	705,418	1,806
*	TRC Cos. Inc.	204,986	1,777
*,^ ExOne Co.		115,082	1,752
	Dynamic Materials Corp.	164,306	1,752
*	Willis Lease Finance Corp.	73,489	1,747
	Hurco Cos. Inc.	61,729	1,733
	Omega Flex Inc.	44,908	1,732
*	TPI Composites Inc.	80,214	1,705
*	HC2 Holdings Inc.	304,137	1,658
*	IES Holdings Inc.	92,923	1,653
*	Northwest Pipe Co.	135,939	1,605
*	GMS Inc.	69,015	1,534
	LB Foster Co. Class A	127,548	1,532
*	CAI International Inc.	179,301	1,483
	BG Staffing Inc.	92,707	1,435
	Houston Wire & Cable Co.	227,859	1,410
*	Astronics Corp. Class B	29,866	1,350
*	Lawson Products Inc.	74,832	1,327
*	Willdan Group Inc.	74,310	1,304
*	Pendrell Corp.	1,794,004	1,229
	Twin Disc Inc.	101,232	1,213
*	USA Truck Inc.	116,171	1,190
	Hardinge Inc.	106,577	1,186
*	Xerium Technologies Inc.	148,311	1,179
*	Ameresco Inc. Class A	220,552	1,160
*	PAM Transportation Services Inc.	57,782	1,157
	Preformed Line Products Co.	27,040	1,140
	CDI Corp.	199,837	1,133
	Universal Logistics Holdings Inc.	83,523	1,121
*	Gencor Industries Inc.	90,823	1,088
*	Blue Bird Corp.	71,184	1,040
*	American Superconductor Corp.	147,870	1,037
*	Performant Financial Corp.	335,911	991
*,^ Aqua Metals Inc.		109,349	969
*	Huttig Building Products Inc.	161,233	932
*	Manitex International Inc.	152,107	838
*	Arotech Corp.	280,563	828
	Providence and Worcester Railroad Co.	33,195	823
*	Neff Corp. Class A	85,621	813
*	LMI Aerospace Inc.	113,821	808
*	Rush Enterprises Inc. Class B	33,166	806
	Eastern Co.	36,857	738
*	Radiant Logistics Inc.	259,370	737
*	CPI Aerostructures Inc.	100,619	697
*	Cenveo Inc.	93,782	661
*	Broadwind Energy Inc.	138,522	610
*	NL Industries Inc.	155,064	609
*,^ Power Solutions International Inc.		59,216	607
*,^ Energy Focus Inc.		118,019	577
*	Goldfield Corp.	208,261	562
*	Taylor Devices Inc.	27,595	545
*	Alpha Pro Tech Ltd.	143,790	518
*	Astrotech Corp.	304,120	502
	LS Starrett Co. Class A	49,944	490

*	SIFCO Industries Inc.	47,767	485
*	MFRI Inc.	62,526	476
*	Volt Information Sciences Inc.	73,330	466
*	Revolution Lighting Technologies Inc.	73,094	461
*	Ultralife Corp.	108,865	446
	BlueLinx Holdings Inc.	48,194	432
*	Key Technology Inc.	39,089	423
	Ecology and Environment Inc.	42,341	419
*	Intersections Inc.	230,073	416
*	Innovative Solutions & Support Inc.	128,429	408
*	Capstone Turbine Corp.	288,672	395
*,^ Enphase Energy Inc.		314,580	371
*,^ Cemtrex Inc.		93,361	370
	RCM Technologies Inc.	54,236	359
*	Perma-Fix Environmental Services	64,750	326
*	Orion Energy Systems Inc.	230,548	307
*	Jewett-Cameron Trading Co. Ltd.	23,964	297
*	Patriot Transportation Holding Inc.	13,987	297
*,^ EnSync Inc.		309,916	291
*	Transcat Inc.	26,809	281
*,^ Odyssey Marine Exploration Inc.		78,053	272
*,^ Ocean Power Technologies Inc.		34,820	245
*,^ MagneGas Corp.		360,237	234
	Hudson Global Inc.	150,031	231
	Servotronics Inc.	19,902	222
*	Fuel Tech Inc.	154,534	216
*	Mastech Digital Inc.	25,867	210
*	Marathon Patent Group Inc.	72,034	202
*	AMREP Corp.	22,245	178
*	ARC Group Worldwide Inc.	47,642	176
*	General Finance Corp.	35,346	159
*	Rand Logistics Inc.	195,018	146
*	Air T Inc.	6,332	128
*	Jason Industries Inc.	53,413	119
*	American Electric Technologies Inc.	43,060	98
*	Active Power Inc.	351,001	97
*	Versar Inc.	59,676	93
*	DLH Holdings Corp.	20,751	91
*,^ Genco Shipping & Trading Ltd.		17,983	82
*,^ Lightbridge Corp.		38,008	68
*,^ Spherix Inc.		49,994	64
*	Ideal Power Inc.	9,203	48
	EnviroStar Inc.	5,750	47
^	GEE Group Inc.	6,780	35
*,^ Real Goods Solar Inc. Class A		7,584	29
*	Continental Materials Corp.	1,122	28
*	LiqTech International Inc.	32,928	27
	Chicago Rivet & Machine Co.	951	27
*	Staffing 360 Solutions Inc.	19,383	26
*	Industrial Services of America Inc.	13,535	21
*	Digital Power Corp.	26,268	20
*,^ Erickson Inc.		27,688	19
*	Art's-Way Manufacturing Co. Inc.	5,943	17
	Espey Manufacturing & Electronics Corp.	566	15
*	Tel-Instrument Electronics Corp.	3,304	13
	Acme United Corp.	409	8
	CompX International Inc.	679	8

*	Micronet Enertec Technologies Inc.	3,100	5
	WSI Industries Inc.	805	3
*	Quest Resource Holding Corp.	978	2
*	CTPartners Executive Search Inc.	83,162	—
			6,033,392
Information Technology (18.0%)
*	LinkedIn Corp. Class A	1,358,718	259,678
*	FleetCor Technologies Inc.	1,374,340	238,764
*	Palo Alto Networks Inc.	1,018,765	162,320
*	Twitter Inc.	6,779,184	156,260
*	ServiceNow Inc.	1,874,761	148,387
	Maxim Integrated Products Inc.	3,212,488	128,275
*	Workday Inc. Class A	1,352,352	123,997
*	Dell Technologies Inc - VMware Inc	2,536,888	121,263
*	Synopsys Inc.	1,735,908	103,026
*	Vantiv Inc. Class A	1,777,116	99,998
	CDK Global Inc.	1,704,117	97,748
*	ANSYS Inc.	987,976	91,496
	Broadridge Financial Solutions Inc.	1,342,930	91,037
*	Splunk Inc.	1,511,010	88,666
	CDW Corp.	1,864,683	85,272
*	Cadence Design Systems Inc.	3,301,319	84,283
	Computer Sciences Corp.	1,597,431	83,402
*	Gartner Inc.	938,273	82,990
*	Trimble Navigation Ltd.	2,823,249	80,632
*	CoStar Group Inc.	369,948	80,105
	Jack Henry & Associates Inc.	909,572	77,814
	Leidos Holdings Inc.	1,609,889	69,676
	Marvell Technology Group Ltd.	5,044,510	66,941
*	Ultimate Software Group Inc.	327,347	66,906
*,^ VMware Inc. Class A		902,568	66,203
	Sabre Corp.	2,325,932	65,545
*	Tyler Technologies Inc.	382,294	65,460
*	Arrow Electronics Inc.	1,020,556	65,285
	Ingram Micro Inc.	1,733,317	61,810
*	Fortinet Inc.	1,667,717	61,589
*	Keysight Technologies Inc.	1,931,348	61,204
*	ARRIS International plc	2,154,120	61,026
	SS&C Technologies Holdings Inc.	1,886,408	60,648
	Avnet Inc.	1,433,651	58,866
*	PTC Inc.	1,317,561	58,381
*	CommScope Holding Co. Inc.	1,925,433	57,975
*	Advanced Micro Devices Inc.	8,344,361	57,660
*	ON Semiconductor Corp.	4,671,356	57,551
*	Microsemi Corp.	1,273,819	53,475
	IAC/InterActiveCorp	839,761	52,460
	Cognex Corp.	966,433	51,086
*	Guidewire Software Inc.	835,355	50,105
	Teradyne Inc.	2,251,336	48,584
*	Euronet Worldwide Inc.	587,880	48,106
*	WEX Inc.	441,945	47,770
*	NetSuite Inc.	430,040	47,601
	Jabil Circuit Inc.	2,155,994	47,044
*	Manhattan Associates Inc.	812,707	46,828
	Booz Allen Hamilton Holding Corp. Class A	1,442,974	45,612
*	NCR Corp.	1,372,568	44,183
	Cypress Semiconductor Corp.	3,623,123	44,057

*	Take-Two Interactive Software Inc.	969,964	43,726
	Fair Isaac Corp.	348,794	43,456
*	Cavium Inc.	743,293	43,260
*	Aspen Technology Inc.	921,196	43,103
	DST Systems Inc.	360,677	42,531
	Brocade Communications Systems Inc.	4,546,749	41,966
*	Zebra Technologies Corp.	602,193	41,919
*	GrubHub Inc.	962,972	41,398
	MAXIMUS Inc.	725,165	41,015
*	Nuance Communications Inc.	2,810,636	40,754
*,^ Zillow Group Inc.		1,155,417	40,035
*	Ellie Mae Inc.	378,457	39,852
*,^ Arista Networks Inc.		459,739	39,115
*	ViaSat Inc.	520,120	38,827
*	CoreLogic Inc.	987,603	38,734
*	Rackspace Hosting Inc.	1,210,110	38,348
*	Genpact Ltd.	1,594,413	38,186
	SYNNEX Corp.	334,163	38,131
*	Cirrus Logic Inc.	716,888	38,103
*	Pandora Media Inc.	2,596,700	37,211
*	Finisar Corp.	1,246,901	37,158
	Blackbaud Inc.	548,418	36,382
*	Proofpoint Inc.	478,135	35,788
	j2 Global Inc.	533,635	35,545
*	Integrated Device Technology Inc.	1,536,683	35,497
*	Tableau Software Inc. Class A	634,204	35,052
*	EPAM Systems Inc.	505,614	35,044
	Science Applications International Corp.	503,091	34,899
*	IPG Photonics Corp.	420,894	34,661
*	Ciena Corp.	1,559,213	33,991
*	Tech Data Corp.	400,526	33,929
	Intersil Corp. Class A	1,542,894	33,836
	Dolby Laboratories Inc. Class A	622,291	33,784
	Convergys Corp.	1,106,699	33,666
	National Instruments Corp.	1,181,556	33,556
	Monolithic Power Systems Inc.	415,104	33,416
	Belden Inc.	484,060	33,395
	Littelfuse Inc.	258,291	33,270
	Mentor Graphics Corp.	1,200,319	31,736
	InterDigital Inc.	394,970	31,282
*	Coherent Inc.	277,245	30,647
	MKS Instruments Inc.	613,230	30,496
*	NetScout Systems Inc.	1,035,021	30,274
*	Cree Inc.	1,157,783	29,778
	Lexmark International Inc. Class A	738,612	29,515
*	Entegris Inc.	1,633,040	28,448
*	CACI International Inc. Class A	278,512	28,102
*	Yelp Inc. Class A	671,001	27,981
*	Universal Display Corp.	503,826	27,967
*	Verint Systems Inc.	725,186	27,289
*	TiVo Corp.	1,390,184	27,081
*	First Data Corp. Class A	2,053,897	27,029
*	Silicon Laboratories Inc.	457,721	26,914
*	Electronics For Imaging Inc.	538,305	26,334
*	Cornerstone OnDemand Inc.	568,831	26,138
	LogMeIn Inc.	288,176	26,048
*	ACI Worldwide Inc.	1,342,123	26,010

*	Lumentum Holdings Inc.	616,326	25,744
*	FireEye Inc.	1,741,085	25,646
*	CommVault Systems Inc.	480,756	25,543
*	Zynga Inc. Class A	8,667,613	25,223
*	Zendesk Inc.	819,141	25,156
*	Sanmina Corp.	841,089	23,946
*	Acxiom Corp.	895,792	23,873
*	EchoStar Corp. Class A	538,002	23,581
*	Cardtronics plc Class A	519,806	23,183
*	Synaptics Inc.	393,905	23,075
*,^ Fitbit Inc. Class A		1,536,708	22,805
*	Paycom Software Inc.	453,447	22,731
*	NETGEAR Inc.	375,454	22,711
*	WebMD Health Corp.	445,252	22,129
*,^ 3D Systems Corp.		1,223,749	21,966
*	Advanced Energy Industries Inc.	459,978	21,766
	Diebold Inc.	870,387	21,577
	Vishay Intertechnology Inc.	1,530,279	21,562
	Travelport Worldwide Ltd.	1,407,314	21,152
	Tessera Technologies Inc.	547,335	21,040
*	Semtech Corp.	757,150	20,996
*	Anixter International Inc.	324,867	20,954
*	Itron Inc.	374,022	20,855
	Power Integrations Inc.	330,876	20,855
	Plantronics Inc.	387,454	20,132
*	HubSpot Inc.	346,258	19,951
*	VeriFone Systems Inc.	1,260,343	19,838
*	Viavi Solutions Inc.	2,657,206	19,637
*	Synchronoss Technologies Inc.	472,724	19,467
*	Blackhawk Network Holdings Inc.	644,634	19,449
*,^ Zillow Group Inc. Class A		557,731	19,214
*	ExlService Holdings Inc.	384,616	19,169
*	Gigamon Inc.	338,149	18,531
*	GoDaddy Inc. Class A	534,495	18,456
*	Plexus Corp.	386,910	18,100
*	Fabrinet	405,057	18,061
*	Inphi Corp.	414,461	18,033
*	MicroStrategy Inc. Class A	107,429	17,988
*	Envestnet Inc.	484,337	17,654
*	2U Inc.	459,367	17,589
*	Imperva Inc.	324,802	17,445
*,^ Stamps.com Inc.		181,590	17,162
	NIC Inc.	716,981	16,849
*	NeuStar Inc. Class A	625,932	16,644
*	Infoblox Inc.	619,988	16,349
*	RingCentral Inc. Class A	680,903	16,110
*	8x8 Inc.	1,036,149	15,988
*	Rambus Inc.	1,272,486	15,906
*	RealPage Inc.	617,217	15,862
	CSG Systems International Inc.	378,963	15,663
*	comScore Inc.	508,649	15,595
*	BroadSoft Inc.	333,788	15,538
*	Ubiquiti Networks Inc.	287,470	15,380
	Methode Electronics Inc.	434,999	15,212
	Cabot Microelectronics Corp.	284,282	15,041
*	II-VI Inc.	615,412	14,973
*	Infinera Corp.	1,626,434	14,687

*,^ Knowles Corp.		1,040,189	14,615
*	Progress Software Corp.	533,859	14,521
*	Benchmark Electronics Inc.	579,406	14,456
*	SPS Commerce Inc.	196,837	14,450
^	Ebix Inc.	245,558	13,960
*,^ Shutterstock Inc.		218,212	13,900
*	Amkor Technology Inc.	1,396,175	13,571
*	OSI Systems Inc.	205,743	13,451
*	Syntel Inc.	315,475	13,222
*	Sykes Enterprises Inc.	458,861	12,908
*	Insight Enterprises Inc.	393,283	12,801
	Pegasystems Inc.	433,990	12,798
*	Rogers Corp.	208,586	12,740
	EVERTEC Inc.	754,165	12,655
*	Callidus Software Inc.	689,341	12,649
*	Interactive Intelligence Group Inc.	204,838	12,319
*	MaxLinear Inc.	606,518	12,294
*	Qualys Inc.	321,724	12,287
*	New Relic Inc.	317,021	12,148
*	Paylocity Holding Corp.	270,671	12,034
*	Oclaro Inc.	1,404,596	12,009
*	MACOM Technology Solutions Holdings Inc.	276,779	11,719
	Badger Meter Inc.	341,026	11,428
	ADTRAN Inc.	592,767	11,346
	Brooks Automation Inc.	818,930	11,146
*	ScanSource Inc.	304,598	11,118
	ManTech International Corp.	293,411	11,059
*	Cray Inc.	467,870	11,014
*	Rofin-Sinar Technologies Inc.	339,369	10,921
*	Kulicke & Soffa Industries Inc.	842,243	10,890
*	Black Knight Financial Services Inc. Class A	265,655	10,865
*,^ Pure Storage Inc. Class A		795,199	10,775
	Monotype Imaging Holdings Inc.	475,499	10,513
*	Bottomline Technologies de Inc.	440,620	10,271
*	Web.com Group Inc.	589,534	10,181
*	inContact Inc.	713,009	9,968
*	Super Micro Computer Inc.	426,174	9,960
*	Quotient Technology Inc.	735,060	9,784
*	Diodes Inc.	455,461	9,720
*	TTM Technologies Inc.	810,557	9,281
	DTS Inc.	215,500	9,167
*	Veeco Instruments Inc.	465,663	9,141
*	Ixia	723,556	9,044
*	Lattice Semiconductor Corp.	1,355,800	8,799
*	Cvent Inc.	276,815	8,778
*	FormFactor Inc.	802,353	8,706
	MTS Systems Corp.	188,452	8,674
*	CEVA Inc.	245,579	8,612
*,^ Twilio Inc.		132,928	8,555
*,^ Match Group Inc.		480,220	8,543
*	Perficient Inc.	421,800	8,499
*	Q2 Holdings Inc.	295,952	8,482
*	Barracuda Networks Inc.	318,537	8,116
*	Photronics Inc.	782,869	8,071
*	Box Inc.	509,844	8,035
*	Virtusa Corp.	321,869	7,944
	CTS Corp.	420,245	7,817

	AVX Corp.	566,087	7,806
	EarthLink Holdings Corp.	1,211,671	7,512
*,^ Gogo Inc.		679,689	7,504
*	InvenSense Inc.	997,437	7,401
*	CommerceHub Inc.	454,925	7,238
*	Rudolph Technologies Inc.	387,919	6,882
*	GTT Communications Inc.	292,106	6,873
*	FARO Technologies Inc.	190,698	6,856
*	PROS Holdings Inc.	300,953	6,805
*	Eastman Kodak Co.	448,904	6,734
*	Applied Micro Circuits Corp.	967,693	6,725
*	Five9 Inc.	423,016	6,633
*	Nanometrics Inc.	295,648	6,605
*	ePlus Inc.	69,574	6,568
*	Novanta Inc.	373,686	6,483
*	TrueCar Inc.	685,720	6,473
*	Endurance International Group Holdings Inc.	737,109	6,450
*	ShoreTel Inc.	801,205	6,410
	Cass Information Systems Inc.	111,197	6,299
*	VASCO Data Security International Inc.	355,669	6,263
*	Silver Spring Networks Inc.	439,116	6,227
*	Benefitfocus Inc.	155,660	6,214
*	XO Group Inc.	321,388	6,212
	Epiq Systems Inc.	374,839	6,181
	TeleTech Holdings Inc.	212,496	6,160
*	Actua Corp.	475,367	6,156
*,^ SunPower Corp. Class A		674,053	6,013
*	CalAmp Corp.	418,410	5,837
*	Unisys Corp.	596,892	5,814
*	SunEdison Semiconductor Ltd.	504,281	5,744
*	Nimble Storage Inc.	646,620	5,710
*,^ SolarEdge Technologies Inc.		328,362	5,658
*	PDF Solutions Inc.	311,272	5,656
*	NeoPhotonics Corp.	344,697	5,632
*	Varonis Systems Inc.	182,796	5,502
*	Harmonic Inc.	917,144	5,439
*	Extreme Networks Inc.	1,208,325	5,425
*	Blucora Inc.	482,956	5,409
*	Ultratech Inc.	232,476	5,366
*,^ Acacia Communications Inc.		51,937	5,364
*	LivePerson Inc.	611,131	5,140
*	Bankrate Inc.	605,241	5,132
*	A10 Networks Inc.	471,822	5,044
*	Bazaarvoice Inc.	837,412	4,949
*	Intralinks Holdings Inc.	480,702	4,836
*	Brightcove Inc.	365,336	4,768
	Hackett Group Inc.	287,314	4,746
*,^ Digimarc Corp.		122,070	4,681
	Park Electrochemical Corp.	268,114	4,657
*	Sonus Networks Inc.	587,983	4,574
	Forrester Research Inc.	116,350	4,526
*	Alpha & Omega Semiconductor Ltd.	208,188	4,522
*	DHI Group Inc.	569,910	4,497
	Daktronics Inc.	468,229	4,467
	IXYS Corp.	360,454	4,343
	Mesa Laboratories Inc.	37,593	4,299
*	Axcelis Technologies Inc.	321,232	4,266

*,^ Alarm.com Holdings Inc.		144,379	4,167
*	RetailMeNot Inc.	418,133	4,135
*	DSP Group Inc.	334,789	4,021
*,^ Workiva Inc.		220,771	4,003
*	Xcerra Corp.	656,926	3,981
*	Monster Worldwide Inc.	1,090,710	3,937
*,^ Applied Optoelectronics Inc.		176,264	3,915
*	Kimball Electronics Inc.	281,107	3,896
*	ServiceSource International Inc.	792,118	3,866
*	Calix Inc.	523,708	3,849
*	Exar Corp.	412,101	3,837
*	Hortonworks Inc.	455,742	3,805
*	ChannelAdvisor Corp.	294,236	3,804
*	Apigee Corp.	217,001	3,776
*	Angie's List Inc.	373,979	3,706
	Cohu Inc.	308,393	3,621
*	Rubicon Project Inc.	434,263	3,596
*	Digi International Inc.	314,093	3,581
	PC Connection Inc.	134,400	3,551
*	Liquidity Services Inc.	308,896	3,472
*	Carbonite Inc.	225,586	3,465
	Comtech Telecommunications Corp.	266,853	3,418
*	Silicon Graphics International Corp.	439,196	3,382
	American Software Inc.	303,890	3,373
*	Lionbridge Technologies Inc.	674,000	3,370
*	Sigma Designs Inc.	431,755	3,363
	NVE Corp.	56,856	3,351
*	Rapid7 Inc.	184,509	3,257
*	MeetMe Inc.	502,928	3,118
*,^ Glu Mobile Inc.		1,377,872	3,086
*	Immersion Corp.	371,641	3,033
*	Mitek Systems Inc.	353,171	2,928
*	Avid Technology Inc.	367,703	2,920
*,^ MINDBODY Inc. Class A		145,731	2,865
*	Agilysys Inc.	252,069	2,803
*	Zix Corp.	681,436	2,794
*	Ultra Clean Holdings Inc.	375,759	2,784
*	AXT Inc.	525,862	2,729
*	Xactly Corp.	182,337	2,684
	Black Box Corp.	191,841	2,667
	QAD Inc. Class A	114,372	2,560
	Bel Fuse Inc. Class B	105,713	2,552
*	Vishay Precision Group Inc.	158,214	2,536
*	Clearfield Inc.	134,593	2,530
*	Model N Inc.	225,531	2,506
*	Jive Software Inc.	578,143	2,463
*	MoneyGram International Inc.	343,332	2,438
*	Datalink Corp.	225,324	2,391
*	USA Technologies Inc.	420,934	2,359
*	Control4 Corp.	191,442	2,351
*	PCM Inc.	107,895	2,324
	Reis Inc.	111,294	2,277
*	Quantum Corp.	3,075,267	2,264
*	Electro Scientific Industries Inc.	400,646	2,260
*	Telenav Inc.	377,485	2,163
*	Everyday Health Inc.	271,637	2,089
*	Exa Corp.	130,135	2,089

*	Impinj Inc.	55,661	2,083
*	Tangoe Inc.	251,571	2,075
*	Radisys Corp.	381,150	2,037
*	Everi Holdings Inc.	817,858	2,020
*,^ TubeMogul Inc.		212,350	1,990
*	Maxwell Technologies Inc.	384,218	1,983
*	PRGX Global Inc.	419,944	1,978
*	Rosetta Stone Inc.	228,278	1,936
*	Autobytel Inc.	106,670	1,899
*	EnerNOC Inc.	345,240	1,868
*	Planet Payment Inc.	501,131	1,859
*	CyberOptics Corp.	75,015	1,844
*	Aerohive Networks Inc.	301,391	1,835
*	Square Inc.	156,448	1,824
*	Kemet Corp.	509,556	1,819
*	Kopin Corp.	820,816	1,789
*	TechTarget Inc.	221,262	1,783
*,^ VirnetX Holding Corp.		582,689	1,783
*	Hutchinson Technology Inc.	436,438	1,737
*	Instructure Inc.	67,578	1,714
*,^ Park City Group Inc.		145,184	1,713
*	GigPeak Inc.	682,475	1,604
*	PFSweb Inc.	178,783	1,597
*	RealNetworks Inc.	355,981	1,588
*	Care.com Inc.	155,980	1,554
*,^ Appfolio Inc.		79,814	1,552
*	Limelight Networks Inc.	829,134	1,550
*	Amber Road Inc.	159,694	1,541
	EMCORE Corp.	269,477	1,536
*	Intevac Inc.	258,761	1,527
*	QuinStreet Inc.	504,496	1,524
*	KVH Industries Inc.	169,902	1,497
*	Seachange International Inc.	499,706	1,494
*	SecureWorks Corp. Class A	117,196	1,466
*	Guidance Software Inc.	231,186	1,378
*	Information Services Group Inc.	328,640	1,311
*	Travelzoo Inc.	101,502	1,302
*,^ CUI Global Inc.		218,160	1,272
*	Novatel Wireless Inc.	402,598	1,260
*	iPass Inc.	772,207	1,243
*	MobileIron Inc.	451,729	1,242
*	Aware Inc.	233,234	1,236
^	CPI Card Group Inc.	202,995	1,226
*	Rightside Group Ltd.	134,029	1,220
	MOCON Inc.	76,909	1,207
*	Covisint Corp.	552,843	1,205
*	Upland Software Inc.	136,165	1,200
*	Napco Security Technologies Inc.	166,580	1,199
*	ModusLink Global Solutions Inc.	700,811	1,149
*	Key Tronic Corp.	151,757	1,131
*	Internap Corp.	658,379	1,086
	NCI Inc. Class A	88,503	1,024
*	Marchex Inc. Class B	368,347	1,020
*	Ciber Inc.	884,553	1,017
*	SITO Mobile Ltd.	224,738	989
	AstroNova Inc.	66,474	986
*,^ Rocket Fuel Inc.		372,379	983

	TransAct Technologies Inc.	131,907	972
*	Frequency Electronics Inc.	90,444	951
*	BSQUARE Corp.	188,386	927
*	Numerex Corp. Class A	116,136	904
*,^ MicroVision Inc.		643,995	889
*	YuMe Inc.	215,388	855
*	Demand Media Inc.	148,743	846
	Computer Task Group Inc.	176,917	831
	PC-Tel Inc.	157,081	831
	Richardson Electronics Ltd.	115,483	783
*,^ Pixelworks Inc.		277,394	774
*	Datawatch Corp.	103,655	768
*	Mattersight Corp.	181,423	762
	TESSCO Technologies Inc.	61,013	757
*	Amtech Systems Inc.	151,776	753
*	Support.com Inc.	896,019	753
	Systemax Inc.	93,011	737
*	Aviat Networks Inc.	73,690	679
*	ID Systems Inc.	137,003	671
*,^ ClearSign Combustion Corp.		110,915	665
*	Marin Software Inc.	262,100	660
	CSP Inc.	63,690	648
*,^ Netlist Inc.		521,144	646
*	GSI Technology Inc.	134,225	635
*	Research Frontiers Inc.	243,678	631
*	Synacor Inc.	214,842	625
*	Innodata Inc.	244,930	603
*	PAR Technology Corp.	111,171	597
*	Data I/O Corp.	170,565	595
*,^ Uni-Pixel Inc.		355,194	593
	Evolving Systems Inc.	134,286	584
	Great Elm Capital Group Inc.	124,413	583
*	GSE Systems Inc.	200,594	578
*,^ Applied DNA Sciences Inc.		187,152	575
*,^ Digital Turbine Inc.		546,335	574
	LRAD Corp.	298,088	557
*,^ CVD Equipment Corp.		64,075	537
*	Onvia Inc.	108,561	532
*,^ ParkerVision Inc.		123,167	525
*,^ Neonode Inc.		453,998	518
*	FalconStor Software Inc.	492,052	512
*	Edgewater Technology Inc.	59,265	504
*,^ FORM Holdings Corp.		182,385	491
*	QuickLogic Corp.	627,651	477
	ClearOne Inc.	42,405	474
*	IEC Electronics Corp.	98,878	472
*	NetSol Technologies Inc.	75,151	470
*	Perceptron Inc.	69,801	469
	Communications Systems Inc.	95,107	453
*	eGain Corp.	141,680	438
*	Tremor Video Inc.	247,071	415
*,^ Sunworks Inc.		159,732	410
*	ALJ Regional Holdings Inc.	86,059	404
	Concurrent Computer Corp.	71,723	394
*,^ Digital Ally Inc.		66,264	394
	GlobalSCAPE Inc.	108,826	388
*	Wireless Telecom Group Inc.	233,098	382

*	MoSys Inc.	495,337	371
*	Inuvo Inc.	273,710	348
*	DASAN Zhone Solutions Inc.	284,409	324
*	Iteris Inc.	89,071	324
*	WidePoint Corp.	750,111	321
*	StarTek Inc.	48,825	305
*	Zedge Inc. Class B	88,819	304
	Optical Cable Corp.	112,873	287
	QAD Inc. Class B	14,091	275
*	eMagin Corp.	103,760	269
*	LightPath Technologies Inc. Class A	146,793	267
*	Spark Networks Inc.	167,567	265
*	Imation Corp.	348,571	220
*,^ Resonant Inc.		40,050	219
*	TSR Inc.	27,895	211
*	Nutanix Inc.	5,679	210
*	Luna Innovations Inc.	149,011	210
*	Identiv Inc.	96,311	210
*	LGL Group Inc.	48,029	207
*	Westell Technologies Inc. Class A	398,465	204
*	Lantronix Inc.	144,183	202
*	Qumu Corp.	87,661	201
*,^ Violin Memory Inc.		266,588	195
*	BroadVision Inc.	37,841	194
*	Asure Software Inc.	29,142	186
*	Everbridge Inc.	10,801	182
	RELM Wireless Corp.	33,447	179
*	MaxPoint Interactive Inc.	19,715	176
*	Image Sensing Systems Inc.	44,960	174
*	Echelon Corp.	32,507	174
*	Sonic Foundry Inc.	29,857	173
*	Rubicon Technology Inc.	268,319	169
*	Airgain Inc.	10,710	169
*	MRV Communications Inc.	13,420	152
*,^ Net Element Inc.		119,046	139
*,^ Voltari Corp.		50,451	133
*	ARI Network Services Inc.	27,215	121
*	Intermolecular Inc.	117,829	117
	Bel Fuse Inc. Class A	5,719	115
*	Remark Media Inc.	24,304	110
*	Smith Micro Software Inc.	51,722	105
*	Apptio Inc. Class A	4,629	100
*	Infosonics Corp.	188,332	94
*	Trade Desk Inc. Class A	3,105	91
*,^ NXT-ID Inc.		25,958	78
*	Aehr Test Systems	20,168	65
^	Inventergy Global Inc.	41,531	62
*	Intellicheck Mobilisa Inc.	35,937	62
*	Document Security Systems Inc.	89,333	58
	Wayside Technology Group Inc.	3,272	58
*,^ Superconductor Technologies Inc.		21,333	57
*,^ xG Technology Inc.		190,626	54
*,^ FunctionX Inc.		9,329	51
*	inTEST Corp.	12,602	50
*	Atomera Inc.	6,425	50
*	Helios & Matheson Analytics Inc.	6,019	49
*	Determine Inc.	26,243	47

*	CardConnect Corp.	4,682	46
*,^ Bridgeline Digital Inc.		55,335	43
*	Network-1 Technologies Inc.	14,338	39
*	Crossroads Systems Inc.	8,940	38
	RF Industries Ltd.	20,988	37
	Majesco Entertainment Co.	9,930	34
*	Finjan Holdings Inc.	18,418	31
*	RMG Networks Holding Corp.	34,785	31
*	Sevcon Inc.	3,344	30
*,^ Xtera Communications Inc.		51,480	28
*	Giga-tronics Inc.	25,845	24
*	Schmitt Industries Inc.	13,971	22
*	Xplore Technologies Corp.	8,900	21
*	Prism Technologies Group Inc.	101,239	21
*	Technical Communications Corp.	7,618	20
*	Copsync Inc.	27,347	19
^	Dataram Corp.	14,693	18
*	Majesco	3,574	18
*	ADDvantage Technologies Group Inc.	10,200	18
*	SigmaTron International Inc.	2,686	15
	Qualstar Corp.	3,692	14
*	Vicon Industries Inc.	16,602	12
*	LookSmart Group Inc.	84,826	12
*	Sysorex Global	29,496	11
*	Adesto Technologies Corp.	4,696	10
*	Nortech Systems Inc.	2,300	8
*	Professional Diversity Network Inc.	768	6
*	IntriCon Corp.	1,104	6
*	WPCS International Inc.	2,914	4
*	MAM Software Group Inc.	200	1
*	Cartesian Inc.	1,281	1
*	LGL Group Inc. Warrants expire 6/8/2018	238,900	—
			8,531,194
Materials (5.2%)
	Celanese Corp. Class A	1,639,417	109,120
	Valspar Corp.	852,601	90,435
*	Crown Holdings Inc.	1,568,900	89,569
	Packaging Corp. of America	1,063,939	86,456
*	Ashland Global Holdings Inc.	704,000	81,629
	RPM International Inc.	1,502,303	80,704
	Steel Dynamics Inc.	2,732,317	68,281
*	Axalta Coating Systems Ltd.	2,408,563	68,090
*	Berry Plastics Group Inc.	1,384,500	60,710
	Sonoco Products Co.	1,128,091	59,597
	Reliance Steel & Aluminum Co.	818,473	58,955
	WR Grace & Co.	796,604	58,789
	Royal Gold Inc.	742,043	57,456
	AptarGroup Inc.	725,881	56,190
	Bemis Co. Inc.	1,068,841	54,522
	Graphic Packaging Holding Co.	3,580,938	50,097
	NewMarket Corp.	104,644	44,926
	Scotts Miracle-Gro Co. Class A	512,072	42,640
	Eagle Materials Inc.	535,348	41,382
	Sensient Technologies Corp.	509,631	38,630
	Olin Corp.	1,857,257	38,111
	Huntsman Corp.	2,241,475	36,469
	Cabot Corp.	693,367	36,339

	United States Steel Corp.	1,911,021	36,042
	Chemours Co.	2,098,896	33,582
	PolyOne Corp.	945,862	31,980
	Trinseo SA	527,482	29,834
*	Louisiana-Pacific Corp.	1,573,257	29,624
	Compass Minerals International Inc.	390,929	28,811
	Balchem Corp.	368,593	28,577
	Minerals Technologies Inc.	384,256	27,163
	HB Fuller Co.	574,354	26,690
	Domtar Corp.	718,497	26,678
	Hecla Mining Co.	4,475,601	25,511
	Silgan Holdings Inc.	478,914	24,228
*	Chemtura Corp.	730,055	23,953
*	GCP Applied Technologies Inc.	821,846	23,275
	Worthington Industries Inc.	483,280	23,212
^	Allegheny Technologies Inc.	1,252,948	22,641
*	Ingevity Corp.	486,085	22,409
	Carpenter Technology Corp.	540,275	22,292
	Westlake Chemical Corp.	415,361	22,222
*	Coeur Mining Inc.	1,834,217	21,699
	Commercial Metals Co.	1,251,331	20,259
	Greif Inc. Class A	399,359	19,804
*	Platform Specialty Products Corp.	2,337,554	18,958
	KapStone Paper and Packaging Corp.	986,246	18,660
*	Stillwater Mining Co.	1,394,237	18,627
	Kaiser Aluminum Corp.	208,838	18,062
	Innospec Inc.	282,755	17,194
	Quaker Chemical Corp.	159,235	16,868
*	Summit Materials Inc. Class A	869,409	16,128
	Stepan Co.	216,498	15,731
	Neenah Paper Inc.	195,020	15,409
*	Headwaters Inc.	847,066	14,332
*	Cliffs Natural Resources Inc.	2,406,972	14,081
	Schweitzer-Mauduit International Inc.	362,225	13,967
*	Ferro Corp.	966,487	13,347
*	AK Steel Holding Corp.	2,737,686	13,223
*	Clearwater Paper Corp.	203,342	13,150
*	Kraton Corp.	356,712	12,499
*	Boise Cascade Co.	447,181	11,358
	PH Glatfelter Co.	506,905	10,990
	A Schulman Inc.	340,617	9,919
	Calgon Carbon Corp.	609,848	9,251
^	McEwen Mining Inc.	2,455,925	9,013
*,^ Flotek Industries Inc.		619,181	9,003
	Innophos Holdings Inc.	229,401	8,954
*	Koppers Holdings Inc.	249,212	8,020
	Materion Corp.	258,914	7,951
*	US Concrete Inc.	158,543	7,303
	Tronox Ltd. Class A	768,891	7,205
	Deltic Timber Corp.	106,128	7,188
	Rayonier Advanced Materials Inc.	493,768	6,602
	Schnitzer Steel Industries Inc.	302,935	6,331
	SunCoke Energy Inc.	748,043	5,999
	Haynes International Inc.	153,215	5,686
	Tredegar Corp.	304,415	5,659
	Chase Corp.	80,953	5,596
	AEP Industries Inc.	47,710	5,218

*	Resolute Forest Products Inc.	1,084,351	5,129
	Hawkins Inc.	115,172	4,990
	American Vanguard Corp.	297,994	4,786
	Gold Resource Corp.	635,782	4,718
*	TimkenSteel Corp.	442,773	4,627
*	OMNOVA Solutions Inc.	530,372	4,476
	Mercer International Inc.	503,351	4,263
*	Century Aluminum Co.	570,266	3,963
	Myers Industries Inc.	270,227	3,510
	FutureFuel Corp.	278,712	3,144
	Olympic Steel Inc.	115,401	2,550
*,^ TerraVia Holdings Inc.		868,810	2,389
	KMG Chemicals Inc.	83,885	2,376
	Kronos Worldwide Inc.	276,868	2,295
*,^ LSB Industries Inc.		258,533	2,218
*	Verso Corp.	331,802	2,140
*	Ryerson Holding Corp.	171,771	1,939
*	Advanced Emissions Solutions Inc.	257,374	1,935
*	Real Industry Inc.	300,154	1,837
*,^ Senomyx Inc.		413,177	1,760
*	Trecora Resources	151,238	1,727
	United States Lime & Minerals Inc.	23,835	1,573
*	Codexis Inc.	347,681	1,544
*	Core Molding Technologies Inc.	87,105	1,472
*	UFP Technologies Inc.	53,496	1,418
*	Handy & Harman Ltd.	66,035	1,389
	Ampco-Pittsburgh Corp.	123,783	1,373
*,^ AgroFresh Solutions Inc.		235,530	1,246
*	Universal Stainless & Alloy Products Inc.	83,022	871
	Synalloy Corp.	87,505	820
*	Rentech Inc.	270,166	789
*	Intrepid Potash Inc.	676,735	765
*,^ Pershing Gold Corp.		139,016	630
*,^ BioAmber Inc.		93,565	397
*,^ Valvoline Inc.		16,200	381
*,^ Golden Minerals Co.		479,450	364
*	Solitario Exploration & Royalty Corp.	381,460	252
*	General Moly Inc.	828,766	232
*	TOR Minerals International Inc.	42,930	231
*,^ Marrone Bio Innovations Inc.		124,555	214
*,^ A. M. Castle & Co.		209,034	167
*	Paramount Gold Nevada Corp.	79,697	160
	Tecnoglass Inc.	13,184	159
*	Comstock Mining Inc.	392,455	143
*	US Antimony Corp.	181,971	83
*	Northern Technologies International Corp.	700	9
	Friedman Industries Inc.	763	4
*	Metabolix Inc.	8,216	4
			2,460,527
Other (0.0%)2
*	Dyax Corp CVR Expire 12/31/2019	1,549,121	1,720
*	Leap Wireless International Inc. CVR	524,960	1,323
*	MedEquities Realty Trust Inc.	92,300	1,085
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Expire 11/06/17	45,300	255
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Full House Resorts Inc Rights Expire 12/31/2049	227,501	23

*	Ambit Biosciences Corp. CVR	22,388	13
*	Alexza Pharmaceuticals Inc CVR	128,704	5
*	Dara Biosciences Inc CVR Expire 12/31/2018	15,573	1
*	Clinical Data CVR	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
*	Trubion Pharmaceuticals Inc. CVR	49,686	—
*	Cubist Pharmaceuticals, Inc. CVR	178,549	—
*,^ Biosante Pharmaceutical Inc CVR		44,795	—
*	CIL&D LLC	36,800	—
*	American Medical Alert Corp.	17,992	—
			4,835
Real Estate (10.0%)
	VEREIT Inc.	10,879,421	112,820
	Duke Realty Corp.	3,965,592	108,380
	Alexandria Real Estate Equities Inc.	885,802	96,349
	Regency Centers Corp.	1,195,215	92,617
	National Retail Properties Inc.	1,675,641	85,206
	Camden Property Trust	994,154	83,250
	Brixmor Property Group Inc.	2,941,117	81,734
	Mid-America Apartment Communities Inc.	859,612	80,795
	Omega Healthcare Investors Inc.	2,195,507	77,831
	WP Carey Inc.	1,182,895	76,332
	American Campus Communities Inc.	1,494,572	76,029
	Kilroy Realty Corp.	1,046,693	72,588
	Spirit Realty Capital Inc.	5,404,328	72,040
	Equity LifeStyle Properties Inc.	917,744	70,831
	Gaming and Leisure Properties Inc.	2,004,289	67,043
	Liberty Property Trust	1,651,997	66,658
	Lamar Advertising Co. Class A	937,474	61,226
	Senior Housing Properties Trust	2,690,770	61,107
	DDR Corp.	3,440,526	59,968
	Sun Communities Inc.	757,593	59,456
	Douglas Emmett Inc.	1,622,472	59,431
	Jones Lang LaSalle Inc.	511,342	58,186
	Highwoods Properties Inc.	1,105,918	57,640
	Forest City Realty Trust Inc. Class A	2,473,566	57,214
	EPR Properties	719,332	56,640
	CubeSmart	2,043,511	55,706
	Hospitality Properties Trust	1,824,614	54,228
	American Homes 4 Rent Class A	2,453,532	53,094
	Weingarten Realty Investors	1,349,973	52,622
	Healthcare Trust of America Inc. Class A	1,589,469	51,848
	STORE Capital Corp.	1,748,548	51,530
	Taubman Centers Inc.	690,816	51,404
	Medical Properties Trust Inc.	3,327,757	49,151
	DCT Industrial Trust Inc.	996,790	48,394
	Communications Sales & Leasing Inc.	1,530,510	48,073
*	Life Storage Inc.	534,091	47,502
	Gramercy Property Trust	4,823,766	46,501
*	Howard Hughes Corp.	403,283	46,176
	Retail Properties of America Inc.	2,717,450	45,653
	Healthcare Realty Trust Inc.	1,321,700	45,017
*	Equity Commonwealth	1,432,570	43,292
	Tanger Factory Outlet Centers Inc.	1,100,067	42,859
	Realogy Holdings Corp.	1,636,718	42,326
	Post Properties Inc.	613,750	40,587
	CyrusOne Inc.	833,276	39,639

Hudson Pacific Properties Inc.	1,198,458	39,393
Outfront Media Inc.	1,596,638	37,760
First Industrial Realty Trust Inc.	1,328,401	37,487
Rayonier Inc.	1,389,631	36,881
Piedmont Office Realty Trust Inc. Class A	1,655,360	36,037
Education Realty Trust Inc.	829,280	35,775
DuPont Fabros Technology Inc.	853,616	35,212
National Health Investors Inc.	434,542	34,103
Equity One Inc.	1,108,675	33,937
Physicians Realty Trust	1,564,318	33,695
Apple Hospitality REIT Inc.	1,786,557	33,069
Paramount Group Inc.	1,962,232	32,161
Acadia Realty Trust	877,234	31,791
Brandywine Realty Trust	2,025,997	31,646
Columbia Property Trust Inc.	1,408,071	31,527
Corporate Office Properties Trust	1,095,526	31,058
Sunstone Hotel Investors Inc.	2,424,912	31,015
LaSalle Hotel Properties	1,276,398	30,468
Empire State Realty Trust Inc.	1,393,971	29,204
RLJ Lodging Trust	1,387,673	29,183
Urban Edge Properties	1,029,517	28,971
CoreSite Realty Corp.	390,170	28,888
QTS Realty Trust Inc. Class A	541,194	28,602
Mack-Cali Realty Corp.	1,036,544	28,215
Care Capital Properties Inc.	976,256	27,823
EastGroup Properties Inc.	373,641	27,485
Ryman Hospitality Properties Inc.	570,651	27,483
Retail Opportunity Investments Corp.	1,223,733	26,873
NorthStar Realty Finance Corp.	2,033,759	26,785
Washington Prime Group Inc.	2,142,323	26,522
PS Business Parks Inc.	231,766	26,322
Kite Realty Group Trust	940,943	26,083
Lexington Realty Trust	2,490,053	25,648
Washington REIT	823,120	25,615
Cousins Properties Inc.	2,348,011	24,513
Kennedy-Wilson Holdings Inc.	1,073,235	24,201
CBL & Associates Properties Inc.	1,973,062	23,953
LTC Properties Inc.	453,465	23,576
Pebblebrook Hotel Trust	848,883	22,580
Monogram Residential Trust Inc.	1,943,387	20,678
DiamondRock Hospitality Co.	2,263,720	20,600
Alexander & Baldwin Inc.	536,035	20,594
GEO Group Inc.	851,570	20,250
American Assets Trust Inc.	466,163	20,222
Select Income REIT	747,682	20,113
STAG Industrial Inc.	790,329	19,371
Sabra Health Care REIT Inc.	761,168	19,166
Corrections Corp. of America	1,362,745	18,901
Xenia Hotels & Resorts Inc.	1,239,745	18,819
Pennsylvania REIT	806,740	18,579
Government Properties Income Trust	816,592	18,471
Potlatch Corp.	474,236	18,443
Ramco-Gershenson Properties Trust	946,908	17,745
New York REIT Inc.	1,915,395	17,526
Alexander's Inc.	41,131	17,259
Rexford Industrial Realty Inc.	751,557	17,203
* St. Joe Co.	889,720	16,353

Global Net Lease Inc.	2,000,934	16,328
Chesapeake Lodging Trust	710,469	16,270
Parkway Properties Inc.	939,263	15,977
Colony Starwood Homes	551,924	15,840
Franklin Street Properties Corp.	1,224,021	15,423
Terreno Realty Corp.	544,499	14,979
Four Corners Property Trust Inc.	647,340	13,808
Agree Realty Corp.	273,438	13,519
Summit Hotel Properties Inc.	1,007,769	13,262
Monmouth Real Estate Investment Corp.	837,055	11,945
HFF Inc. Class A	400,188	11,081
New Senior Investment Group Inc.	940,980	10,859
FelCor Lodging Trust Inc.	1,583,000	10,179
CareTrust REIT Inc.	669,512	9,895
Universal Health Realty Income Trust	152,849	9,633
Saul Centers Inc.	141,816	9,445
Investors Real Estate Trust	1,501,140	8,932
RE/MAX Holdings Inc. Class A	202,346	8,859
Tier REIT Inc.	569,513	8,793
Chatham Lodging Trust	451,065	8,683
^ Seritage Growth Properties Class A	164,341	8,329
National Storage Affiliates Trust	396,651	8,306
Hersha Hospitality Trust Class A	453,784	8,177
NorthStar Realty Europe Corp.	733,326	8,030
Getty Realty Corp.	335,055	8,018
Urstadt Biddle Properties Inc. Class A	354,254	7,871
Silver Bay Realty Trust Corp.	418,290	7,333
InfraREIT Inc.	399,496	7,247
Cedar Realty Trust Inc.	980,433	7,059
First Potomac Realty Trust	662,048	6,058
Ashford Hospitality Trust Inc.	968,548	5,705
Easterly Government Properties Inc.	263,360	5,025
CatchMark Timber Trust Inc. Class A	426,610	4,987
* Tejon Ranch Co.	204,823	4,981
Armada Hoffler Properties Inc.	356,784	4,781
Gladstone Commercial Corp.	254,182	4,735
One Liberty Properties Inc.	188,827	4,562
Ashford Hospitality Prime Inc.	317,960	4,483
Independence Realty Trust Inc.	493,399	4,441
* Marcus & Millichap Inc.	165,933	4,339
Whitestone REIT	310,782	4,314
* Altisource Portfolio Solutions SA	129,560	4,198
CorEnergy Infrastructure Trust Inc.	137,787	4,041
NexPoint Residential Trust Inc.	189,855	3,733
Preferred Apartment Communities Inc. Class A	269,595	3,642
Community Healthcare Trust Inc.	154,599	3,389
UMH Properties Inc.	273,971	3,266
Consolidated-Tomoka Land Co.	62,488	3,199
RAIT Financial Trust	915,659	3,095
RMR Group Inc. Class A	81,382	3,088
City Office REIT Inc.	241,359	3,072
* Forestar Group Inc.	245,330	2,873
Bluerock Residential Growth REIT Inc. Class A	203,990	2,652
* AV Homes Inc.	127,832	2,127
^ American Farmland Co.	240,236	1,895
* Stratus Properties Inc.	75,130	1,833
Wheeler REIT Inc.	893,923	1,564

*	FRP Holdings Inc.	47,836	1,486
*	Trinity Place Holdings Inc.	113,475	1,110
^	Farmland Partners Inc.	98,637	1,105
	Jernigan Capital Inc.	50,179	962
	Urstadt Biddle Properties Inc.	38,700	700
*	Maui Land & Pineapple Co. Inc.	105,022	689
	Gladstone Land Corp.	54,732	580
	Sotherly Hotels Inc.	95,683	503
*	BRT Realty Trust	44,049	353
	Griffin Industrial Realty Inc.	5,266	167
*	InterGroup Corp.	6,400	154
	Condor Hospitality Trust Inc.	32,365	63
	Global Self Storage Inc.	4,745	25
*	Transcontinental Realty Investors Inc.	400	5
*	CKX Lands Inc.	399	4
*	Power REIT	200	2
			4,746,872
Telecommunication Services (1.2%)
*	SBA Communications Corp. Class A	1,408,408	157,967
*	T-Mobile US Inc.	3,252,799	151,971
*,^ Sprint Corp.		7,222,985	47,888
*	Zayo Group Holdings Inc.	1,068,297	31,739
	Telephone & Data Systems Inc.	1,079,155	29,331
	Cogent Communications Holdings Inc.	474,738	17,475
	Consolidated Communications Holdings Inc.	586,931	14,814
	Shenandoah Telecommunications Co.	531,626	14,466
*	Vonage Holdings Corp.	2,170,436	14,347
^	Windstream Holdings Inc.	1,112,511	11,181
*	Cincinnati Bell Inc.	2,503,951	10,216
	ATN International Inc.	131,974	8,584
*	ORBCOMM Inc.	746,592	7,653
*,^ Iridium Communications Inc.		939,709	7,621
	Inteliquent Inc.	407,714	6,580
*	United States Cellular Corp.	168,894	6,138
*	General Communication Inc. Class A	385,886	5,306
	Spok Holdings Inc.	257,649	4,591
*,^ Globalstar Inc.		3,563,726	4,312
*	Boingo Wireless Inc.	404,556	4,159
*	FairPoint Communications Inc.	267,834	4,026
*	NII Holdings Inc.	1,178,582	3,925
	IDT Corp. Class B	218,254	3,763
*	Lumos Networks Corp.	266,535	3,731
*,^ pdvWireless Inc.		124,882	2,860
*,^ Straight Path Communications Inc. Class B		110,946	2,841
*	Hawaiian Telcom Holdco Inc.	104,436	2,338
*	Alaska Communications Systems Group Inc.	653,207	1,123
*	Ooma Inc.	49,312	448
*	Elephant Talk Communications Corp.	687,554	112
*,^ Towerstream Corp.		61,325	83
*,^ One Horizon Group Inc.		84,018	45
*	Fusion Telecommunications International Inc.	2,852	5
			581,639
Utilities (3.4%)
	Westar Energy Inc. Class A	1,607,477	91,224
	UGI Corp.	1,964,985	88,896
	Atmos Energy Corp.	1,168,722	87,035

	ITC Holdings Corp.	1,727,493	80,294
	OGE Energy Corp.	2,258,006	71,398
	Great Plains Energy Inc.	2,366,737	64,588
	Aqua America Inc.	1,988,256	60,602
	Piedmont Natural Gas Co. Inc.	940,057	56,441
	MDU Resources Group Inc.	2,200,642	55,984
	National Fuel Gas Co.	962,546	52,045
*	Calpine Corp.	4,025,635	50,884
	Vectren Corp.	960,536	48,219
	IDACORP Inc.	582,697	45,614
	Portland General Electric Co.	1,002,858	42,712
	ONE Gas Inc.	606,084	37,480
	Hawaiian Electric Industries Inc.	1,251,302	37,351
	Southwest Gas Corp.	530,351	37,050
	WGL Holdings Inc.	589,309	36,950
	Black Hills Corp.	583,201	35,704
	Spire Inc.	526,859	33,582
	NorthWestern Corp.	562,028	32,333
	ALLETE Inc.	541,753	32,299
	New Jersey Resources Corp.	981,665	32,258
	Avista Corp.	746,728	31,206
	PNM Resources Inc.	921,095	30,138
	Avangrid Inc.	647,986	27,073
	South Jersey Industries Inc.	914,482	27,023
	MGE Energy Inc.	415,568	23,484
	El Paso Electric Co.	483,167	22,598
	Northwest Natural Gas Co.	329,672	19,817
	Ormat Technologies Inc.	408,969	19,798
	California Water Service Group	577,888	18,544
	Empire District Electric Co.	504,688	17,230
	American States Water Co.	429,628	17,207
	Pattern Energy Group Inc. Class A	746,485	16,788
*	Dynegy Inc.	1,317,526	16,324
	Otter Tail Corp.	443,258	15,332
*	Talen Energy Corp.	1,032,653	14,302
	NRG Yield Inc.	738,643	12,527
	TerraForm Power Inc. Class A	850,158	11,826
	Chesapeake Utilities Corp.	184,014	11,236
	SJW Corp.	169,020	7,383
	Middlesex Water Co.	192,743	6,792
	Connecticut Water Service Inc.	134,355	6,682
	NRG Yield Inc. Class A	380,996	6,218
	Unitil Corp.	159,133	6,216
	York Water Co.	151,219	4,485
	Artesian Resources Corp. Class A	96,425	2,752
	TerraForm Global Inc. Class A	573,359	2,357
	Spark Energy Inc. Class A	69,875	2,035
	Delta Natural Gas Co. Inc.	79,628	1,899
*	Cadiz Inc.	184,251	1,365
	Genie Energy Ltd. Class B	205,712	1,214
*	Pure Cycle Corp.	188,554	1,082
*,^ Vivint Solar Inc.		237,967	752
*	US Geothermal Inc.	679,933	492
	RGC Resources Inc.	17,135	418
	Gas Natural Inc.	48,984	376

*	American DG Energy Inc.			65,246	17
					1,615,931
Total Common Stocks (Cost $39,091,396)					47,331,576
		Coupon
Temporary Cash Investments (1.7%)1
Money Market Fund (1.7%)
3,4 Vanguard Market Liquidity Fund		0.640%		8,022,545	802,335

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.370%	10/7/16	3,000	3,000
6	United States Treasury Bill	0.320%	11/25/16	2,300	2,299
6	United States Treasury Bill	0.320%	12/8/16	1,400	1,400
6	United States Treasury Bill	0.300%	12/22/16	5,000	4,997
					11,696
Total Temporary Cash Investments (Cost $813,969)					814,031
Total Investments (101.4%) (Cost $39,905,365)					48,145,607
Other Asset and Liabilities-Net (-1.4%)4					(686,042)
Net Assets (100%)					47,459,565

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $659,104,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $700,552,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,798,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Extended Market Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	47,326,717	278	4,581
Temporary Cash Investments	802,335	11,696	—
Futures Contracts-Assets[1]	1,182	—	—
Swap Contracts-Assets	—	20	—
Swap Contracts-Liabilities	—	(19)	—
Total	48,130,234	11,975	4,581
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Extended Market Index Fund

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2016	320	49,587	553
E-mini Russell 2000 Index	December 2016	620	77,395	591
				1,144

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund.

The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Extended Market Index Fund

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/16	GSCM	3,327	(0.913%)	20
Ambac Financial Group Inc.	10/6/16	GSCM	644	(0.924%)	(19)
					1
GSCM—Goldman Sachs Capital Management.

At September 30, 2016, the cost of investment securities for tax purposes was $39,910,251,000. Net unrealized appreciation of investment securities for tax purposes was $8,235,356,000, consisting of unrealized gains of $11,890,179,000 on securities that had risen in value since their purchase and $3,654,823,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.5%)
Dow Chemical Co.	23,222,620	1,203,628
EI du Pont de Nemours & Co.	17,938,513	1,201,342
Praxair Inc.	5,839,033	705,530
Ecolab Inc.	5,411,561	658,695
Air Products & Chemicals Inc.	4,203,132	631,899
PPG Industries Inc.	5,453,393	563,663
LyondellBasell Industries NV Class A	6,842,071	551,881
Newmont Mining Corp.	10,898,008	428,183
International Paper Co.	8,436,794	404,797
Nucor Corp.	6,558,542	324,320
Alcoa Inc.	27,767,622	281,564
Freeport-McMoRan Inc.	24,557,217	266,691
International Flavors & Fragrances Inc.	1,627,478	232,681
Celanese Corp. Class A	3,017,164	200,822
Albemarle Corp.	2,298,745	196,520
Eastman Chemical Co.	2,784,385	188,447
Mosaic Co.	7,195,665	176,006
* Ashland Global Holdings Inc.	1,269,950	147,251
RPM International Inc.	2,718,949	146,062
Avery Dennison Corp.	1,823,339	141,838
FMC Corp.	2,737,512	132,331
* Axalta Coating Systems Ltd.	4,414,122	124,787
Steel Dynamics Inc.	4,791,410	119,737
CF Industries Holdings Inc.	4,788,658	116,604
WR Grace & Co.	1,442,918	106,487
Reliance Steel & Aluminum Co.	1,470,672	105,933
Royal Gold Inc.	1,346,062	104,226
NewMarket Corp.	202,348	86,872
Scotts Miracle-Gro Co. Class A	934,856	77,845
Sensient Technologies Corp.	921,694	69,864
Olin Corp.	3,384,521	69,450
Huntsman Corp.	4,181,120	68,027
United States Steel Corp.	3,415,237	64,411
CONSOL Energy Inc.	3,346,577	64,254
US Silica Holdings Inc.	1,303,207	60,677
Chemours Co.	3,726,021	59,616
Cabot Corp.	1,137,235	59,602
PolyOne Corp.	1,726,004	58,356
Compass Minerals International Inc.	716,896	52,835
Minerals Technologies Inc.	711,366	50,286
Balchem Corp.	643,839	49,917
Domtar Corp.	1,284,299	47,686
HB Fuller Co.	1,017,824	47,298
Hecla Mining Co.	7,947,162	45,299
Worthington Industries Inc.	926,060	44,479
* Chemtura Corp.	1,318,101	43,247
Commercial Metals Co.	2,628,984	42,563
Westlake Chemical Corp.	792,341	42,390
* GCP Applied Technologies Inc.	1,443,981	40,894

	Carpenter Technology Corp.	989,160	40,813
^	Allegheny Technologies Inc.	2,249,383	40,646
*	Coeur Mining Inc.	3,366,589	39,827
*	Ingevity Corp.	861,309	39,706
	Kaiser Aluminum Corp.	395,585	34,214
*	Stillwater Mining Co.	2,532,008	33,828
	KapStone Paper and Packaging Corp.	1,783,250	33,739
*	Platform Specialty Products Corp.	3,938,843	31,944
*	Univar Inc.	1,405,485	30,710
*	Cambrex Corp.	658,644	29,283
	Stepan Co.	389,450	28,297
	Innospec Inc.	465,231	28,291
	Neenah Paper Inc.	330,389	26,104
	Quaker Chemical Corp.	245,180	25,972
*,^ AK Steel Holding Corp.		4,904,887	23,691
*	Ferro Corp.	1,696,291	23,426
*	Clearwater Paper Corp.	353,044	22,831
*	Kraton Corp.	629,452	22,056
	PH Glatfelter Co.	887,763	19,247
*,^ Fairmount Santrol Holdings Inc.		2,172,662	18,424
	A Schulman Inc.	556,917	16,217
	Calgon Carbon Corp.	1,044,180	15,840
	Deltic Timber Corp.	221,413	14,996
	Innophos Holdings Inc.	379,699	14,820
*	Koppers Holdings Inc.	395,338	12,722
	Tronox Ltd. Class A	1,277,126	11,967
	Rayonier Advanced Materials Inc.	884,193	11,822
	SunCoke Energy Inc.	1,389,616	11,145
	Aceto Corp.	569,494	10,815
*	Cliffs Natural Resources Inc.	1,818,576	10,639
	Chase Corp.	145,057	10,026
*	CSW Industrials Inc.	309,215	10,015
	Haynes International Inc.	265,132	9,839
	Tredegar Corp.	523,347	9,729
	American Vanguard Corp.	565,707	9,085
*	Veritiv Corp.	165,558	8,306
	Gold Resource Corp.	1,112,007	8,251
*	Century Aluminum Co.	1,138,195	7,910
	Hawkins Inc.	181,011	7,843
*	OMNOVA Solutions Inc.	850,653	7,180
*	Cloud Peak Energy Inc.	1,269,519	6,906
*	Nexeo Solutions Inc.	836,020	6,889
*	Resolute Forest Products Inc.	1,244,128	5,885
	FutureFuel Corp.	481,008	5,426
	KMG Chemicals Inc.	175,816	4,981
*	Verso Corp.	719,600	4,641
	Olympic Steel Inc.	195,247	4,315
	Kronos Worldwide Inc.	483,204	4,006
*,^ Senomyx Inc.		834,544	3,555
*,^ LSB Industries Inc.		413,940	3,552
*	Ryerson Holding Corp.	311,352	3,515
*	Real Industry Inc.	570,034	3,489
*	Westmoreland Coal Co.	368,065	3,261
*,^ AgroFresh Solutions Inc.		598,300	3,165
	Ampco-Pittsburgh Corp.	208,972	2,318
*,^ Uranium Energy Corp.		2,263,492	2,234
*	Universal Stainless & Alloy Products Inc.	204,750	2,148

	Hallador Energy Co.	263,821	2,079
*	Codexis Inc.	459,667	2,041
*,^ Ur-Energy Inc.		3,834,758	1,898
	Synalloy Corp.	185,945	1,742
*	Rentech Inc.	506,989	1,480
*,^ ChromaDex Corp.		475,100	1,416
*,^ Pershing Gold Corp.		292,919	1,327
*,^ Uni-Pixel Inc.		746,220	1,246
*	Intrepid Potash Inc.	955,573	1,080
*	Northern Technologies International Corp.	62,670	787
*	Comstock Mining Inc.	2,018,266	737
	Friedman Industries Inc.	103,125	549
*,^ Golden Minerals Co.		678,597	516
*,^ Marrone Bio Innovations Inc.		250,662	431
*	Handy & Harman Ltd.	20,387	429
	United-Guardian Inc.	26,819	390
	Empire Resources Inc.	78,065	386
*,^ Centrus Energy Corp. Class A		95,188	381
*	NL Industries Inc.	92,843	365
*	Solitario Exploration & Royalty Corp.	537,224	355
*	General Moly Inc.	1,047,854	294
	Versum Materials Inc.	10,463	293
*	Dynasil Corp. of America	158,073	157
*	Ikonics Corp.	6,410	68
*,^ Metabolix Inc.		64,070	29
*	TOR Minerals International Inc.	2,580	14
			11,610,785
Consumer Goods (10.1%)
^	Procter & Gamble Co.	54,794,056	4,917,767
	Coca-Cola Co.	79,774,882	3,376,073
	PepsiCo Inc.	29,523,541	3,211,276
	Philip Morris International Inc.	31,846,898	3,096,155
	Altria Group Inc.	40,357,143	2,551,782
	NIKE Inc. Class B	27,832,709	1,465,392
	Colgate-Palmolive Co.	18,305,441	1,357,165
	Mondelez International Inc. Class A	30,328,028	1,331,400
	Kraft Heinz Co.	12,487,674	1,117,772
	Ford Motor Co.	80,380,693	970,195
	Kimberly-Clark Corp.	7,478,142	943,293
	General Motors Co.	29,100,189	924,513
	Monsanto Co.	8,988,602	918,635
	Reynolds American Inc.	17,563,912	828,138
	General Mills Inc.	12,288,047	784,960
	Activision Blizzard Inc.	13,702,742	607,031
	Constellation Brands Inc. Class A	3,444,547	573,483
	Newell Brands Inc.	9,882,667	520,421
	Archer-Daniels-Midland Co.	11,957,157	504,233
*	Electronic Arts Inc.	5,869,857	501,286
*,^ Tesla Motors Inc.		2,287,231	466,664
	Tyson Foods Inc. Class A	6,113,849	456,521
*,^ Monster Beverage Corp.		2,932,747	430,557
	ConAgra Foods Inc.	9,007,073	424,323
	Delphi Automotive plc	5,725,735	408,359
	Estee Lauder Cos. Inc. Class A	4,565,316	404,304
	Molson Coors Brewing Co. Class B	3,575,125	392,549
	Kellogg Co.	5,023,383	389,161
	VF Corp.	6,913,421	387,497

	Stanley Black & Decker Inc.	3,075,239	378,193
	Dr Pepper Snapple Group Inc.	3,860,164	352,472
	Clorox Co.	2,661,560	333,174
	JM Smucker Co.	2,320,428	314,511
	Mead Johnson Nutrition Co.	3,814,149	301,356
	Genuine Parts Co.	2,882,526	289,550
	Hershey Co.	2,817,143	269,319
*	Mohawk Industries Inc.	1,285,336	257,504
	Church & Dwight Co. Inc.	5,281,515	253,090
	Whirlpool Corp.	1,556,062	252,331
	McCormick & Co. Inc.	2,345,632	234,376
	Campbell Soup Co.	4,118,961	225,307
	DR Horton Inc.	7,190,592	217,156
	Mattel Inc.	6,957,064	210,660
*	LKQ Corp.	5,926,173	210,142
	Coach Inc.	5,698,774	208,347
	Hormel Foods Corp.	5,436,420	206,203
	Hanesbrands Inc.	7,819,946	197,454
*	WhiteWave Foods Co. Class A	3,622,728	197,185
	Ingredion Inc.	1,466,200	195,093
	Harley-Davidson Inc.	3,663,396	192,658
	PVH Corp.	1,706,671	188,587
	Lear Corp.	1,520,311	184,292
	Hasbro Inc.	2,313,666	183,543
	Snap-on Inc.	1,191,932	181,126
	Brown-Forman Corp. Class B	3,786,370	179,625
	Goodyear Tire & Rubber Co.	5,439,419	175,693
	Bunge Ltd.	2,854,544	169,075
*	Michael Kors Holdings Ltd.	3,322,035	155,438
	Lennar Corp. Class A	3,665,628	155,203
	BorgWarner Inc.	4,345,487	152,874
*	Middleby Corp.	1,179,085	145,758
*,^ Under Armour Inc. Class A		3,761,916	145,511
*	Under Armour Inc.	3,808,881	128,969
	PulteGroup Inc.	6,348,075	127,215
	Leucadia National Corp.	6,680,371	127,194
*	WABCO Holdings Inc.	1,101,864	125,095
	Leggett & Platt Inc.	2,731,894	124,520
*	NVR Inc.	75,522	123,846
	Harman International Industries Inc.	1,440,519	121,652
	Pinnacle Foods Inc.	2,377,020	119,255
*,^ lululemon athletica Inc.		1,955,576	119,251
	Ralph Lauren Corp. Class A	1,158,757	117,197
	Gentex Corp.	6,053,760	106,304
*	TreeHouse Foods Inc.	1,153,764	100,597
^	Polaris Industries Inc.	1,260,008	97,575
*	Edgewell Personal Care Co.	1,213,941	96,533
*	Post Holdings Inc.	1,246,671	96,206
*	Toll Brothers Inc.	3,082,027	92,029
	Brunswick Corp.	1,860,460	90,753
*,^ Herbalife Ltd.		1,427,102	88,466
	Carter's Inc.	985,910	85,488
	Thor Industries Inc.	956,546	81,019
*	Take-Two Interactive Software Inc.	1,768,443	79,721
	Pool Corp.	816,389	77,165
*	Hain Celestial Group Inc.	2,126,366	75,656
	Nu Skin Enterprises Inc. Class A	1,115,542	72,265

	B&G Foods Inc.	1,358,064	66,790
	Spectrum Brands Holdings Inc.	484,881	66,763
*	Tenneco Inc.	1,142,696	66,585
	Energizer Holdings Inc.	1,270,545	63,476
*	Skechers U.S.A. Inc. Class A	2,720,726	62,305
*	Tempur Sealy International Inc.	1,023,920	58,097
	Flowers Foods Inc.	3,827,648	57,874
	Tupperware Brands Corp.	876,349	57,287
	CalAtlantic Group Inc.	1,573,938	52,632
	Snyder's-Lance Inc.	1,565,596	52,573
	Lancaster Colony Corp.	388,094	51,263
	Avon Products Inc.	8,933,476	50,563
	Visteon Corp.	699,646	50,137
*	Vista Outdoor Inc.	1,253,660	49,971
*	Helen of Troy Ltd.	567,191	48,875
	Dana Inc.	3,023,954	47,143
	Drew Industries Inc.	468,463	45,919
*	Darling Ingredients Inc.	3,389,836	45,797
*	Manitowoc Foodservice Inc.	2,806,987	45,529
	Wolverine World Wide Inc.	1,953,581	44,991
*	Kate Spade & Co.	2,623,738	44,945
*	Dorman Products Inc.	685,732	43,818
	Vector Group Ltd.	2,016,907	43,424
	Cooper Tire & Rubber Co.	1,141,666	43,406
*	Zynga Inc. Class A	14,880,853	43,303
*,^ Blue Buffalo Pet Products Inc.		1,815,988	43,148
*,^ Fitbit Inc. Class A		2,877,871	42,708
	Fresh Del Monte Produce Inc.	685,168	41,042
*	Deckers Outdoor Corp.	657,562	39,158
*	Steven Madden Ltd.	1,131,734	39,113
*	TRI Pointe Group Inc.	2,964,484	39,072
	Sanderson Farms Inc.	386,289	37,211
	J&J Snack Foods Corp.	308,542	36,754
	HNI Corp.	911,125	36,263
	Herman Miller Inc.	1,225,412	35,047
	Columbia Sportswear Co.	586,811	33,296
*	Cooper-Standard Holding Inc.	322,626	31,875
	Dean Foods Co.	1,864,296	30,574
	WD-40 Co.	270,260	30,385
*	US Foods Holding Corp.	1,198,171	28,289
*	Boston Beer Co. Inc. Class A	181,415	28,166
*,^ GoPro Inc. Class A		1,680,111	28,024
^	Pilgrim's Pride Corp.	1,308,486	27,635
*,^ Wayfair Inc.		696,919	27,438
	KB Home	1,698,939	27,387
*	American Axle & Manufacturing Holdings Inc.	1,575,003	27,122
*	Meritage Homes Corp.	778,185	27,003
	Universal Corp.	440,159	25,626
	La-Z-Boy Inc.	1,014,821	24,924
*	Gentherm Inc.	774,992	24,350
*	iRobot Corp.	545,247	23,980
	Schweitzer-Mauduit International Inc.	618,404	23,846
	Steelcase Inc. Class A	1,680,976	23,349
*	Fossil Group Inc.	836,825	23,239
*	G-III Apparel Group Ltd.	793,208	23,122
	Interface Inc. Class A	1,381,550	23,058
^	Cal-Maine Foods Inc.	583,697	22,496

^	Coty Inc. Class A	940,342	22,098
	Callaway Golf Co.	1,870,320	21,714
	Knoll Inc.	943,885	21,568
*	ACCO Brands Corp.	2,185,399	21,067
	Oxford Industries Inc.	304,355	20,605
*	Universal Electronics Inc.	274,307	20,425
	MDC Holdings Inc.	773,642	19,960
	Calavo Growers Inc.	302,626	19,801
*	Select Comfort Corp.	911,552	19,690
	Andersons Inc.	525,902	19,027
	Standard Motor Products Inc.	390,106	18,631
*	Seaboard Corp.	5,398	18,569
	Nutrisystem Inc.	600,745	17,836
*	Cavco Industries Inc.	167,668	16,608
	Ethan Allen Interiors Inc.	508,768	15,909
*	USANA Health Sciences Inc.	113,882	15,756
	Briggs & Stratton Corp.	841,007	15,685
^	Tootsie Roll Industries Inc.	410,639	15,124
	DTS Inc.	341,200	14,515
*	Nautilus Inc.	635,548	14,440
	Coca-Cola Bottling Co. Consolidated	95,163	14,099
	Superior Industries International Inc.	480,095	14,000
*	AdvancePierre Foods Holdings Inc.	500,161	13,784
*	Central Garden & Pet Co. Class A	509,976	12,647
	Winnebago Industries Inc.	531,706	12,532
*,^ LGI Homes Inc.		338,527	12,471
*	Crocs Inc.	1,421,690	11,800
	Inter Parfums Inc.	354,914	11,453
*	Modine Manufacturing Co.	963,535	11,428
	Kimball International Inc. Class B	875,075	11,323
*	M/I Homes Inc.	473,582	11,162
*	Fox Factory Holding Corp.	479,143	11,006
*	Motorcar Parts of America Inc.	378,546	10,895
*,^ National Beverage Corp.		245,086	10,796
*	Taylor Morrison Home Corp. Class A	612,893	10,787
*	Stoneridge Inc.	555,692	10,225
	Phibro Animal Health Corp. Class A	370,849	10,080
*	WCI Communities Inc.	424,199	10,062
	Tower International Inc.	415,970	10,025
^	MGP Ingredients Inc.	243,037	9,848
*,^ Amplify Snack Brands Inc.		600,698	9,731
*	Central Garden & Pet Co.	367,966	9,567
	National Presto Industries Inc.	107,468	9,435
	Lennar Corp. Class B	270,625	9,085
	Titan International Inc.	888,849	8,995
*	Omega Protein Corp.	384,448	8,985
*	Unifi Inc.	301,129	8,862
*	William Lyon Homes Class A	475,114	8,813
	John B Sanfilippo & Son Inc.	166,184	8,530
*	Beazer Homes USA Inc.	718,711	8,380
*	Revlon Inc. Class A	226,976	8,348
	Medifast Inc.	210,111	7,940
*	Iconix Brand Group Inc.	933,047	7,576
	Libbey Inc.	420,935	7,514
*	Century Communities Inc.	339,655	7,306
	Movado Group Inc.	339,149	7,285
*	Eastman Kodak Co.	473,245	7,099

	Orchids Paper Products Co.	253,675	6,908
*	Primo Water Corp.	565,387	6,858
	Flexsteel Industries Inc.	131,835	6,819
*	Federal-Mogul Holdings Corp.	699,220	6,720
*	Vera Bradley Inc.	422,611	6,403
	Culp Inc.	204,774	6,096
*,^ Sequential Brands Group Inc.		758,127	6,065
	Hooker Furniture Corp.	218,834	5,359
*	Malibu Boats Inc. Class A	359,040	5,350
	Bassett Furniture Industries Inc.	208,120	4,839
*	Perry Ellis International Inc.	244,921	4,722
*	Nutraceutical International Corp.	151,045	4,719
*	ZAGG Inc.	575,436	4,661
*,^ Glu Mobile Inc.		2,063,602	4,622
*	Inventure Foods Inc.	476,425	4,478
	Metaldyne Performance Group Inc.	277,778	4,403
*,^ Hovnanian Enterprises Inc. Class A		2,461,308	4,160
	Arctic Cat Inc.	260,036	4,028
^	Limoneira Co.	204,198	3,859
*	Farmer Brothers Co.	108,405	3,854
*,^ Freshpet Inc.		430,093	3,720
	Oil-Dri Corp. of America	95,357	3,589
*	Skullcandy Inc.	558,407	3,540
	Superior Uniform Group Inc.	178,068	3,524
*	Seneca Foods Corp. Class A	123,885	3,499
*,^ JAKKS Pacific Inc.		401,411	3,468
*	Core Molding Technologies Inc.	200,949	3,396
*,^ Jamba Inc.		302,290	3,301
*	Craft Brew Alliance Inc.	171,993	3,239
	Weyco Group Inc.	112,378	3,020
*	Alliance One International Inc.	150,529	2,878
	Johnson Outdoors Inc. Class A	79,004	2,873
*,^ Vuzix Corp.		317,197	2,810
	Nature's Sunshine Products Inc.	160,581	2,569
*	Cherokee Inc.	245,102	2,525
*	Lifevantage Corp.	261,573	2,474
*	New Home Co. Inc.	228,243	2,435
*	Black Diamond Inc.	471,814	2,425
	MCBC Holdings Inc.	209,006	2,383
*	Fenix Parts Inc.	586,404	2,322
*	Vince Holding Corp.	403,464	2,276
	A-Mark Precious Metals Inc.	141,350	2,269
*	Skyline Corp.	163,397	2,237
	Crown Crafts Inc.	215,521	2,179
	Strattec Security Corp.	60,661	2,141
	Lifetime Brands Inc.	156,084	2,101
*	Lakeland Industries Inc.	206,531	2,055
	Rocky Brands Inc.	183,091	1,935
*	Castle Brands Inc.	2,108,960	1,839
	Escalade Inc.	143,864	1,836
*	Delta Apparel Inc.	107,968	1,777
*	Lifeway Foods Inc.	95,840	1,624
*	Turning Point Brands Inc.	132,900	1,597
*,^ Lipocine Inc.		350,119	1,562
*	Dixie Group Inc.	312,289	1,561
	Marine Products Corp.	166,467	1,493
	Alico Inc.	47,911	1,287

	Acme United Corp.	59,133	1,221
*,^ S&W Seed Co.		238,548	1,217
*,^ 22nd Century Group Inc.		780,667	1,132
*	Shiloh Industries Inc.	157,208	1,111
*	Natural Alternatives International Inc.	84,339	1,108
	LS Starrett Co. Class A	104,772	1,029
^	Unique Fabricating Inc.	78,009	955
	Rocky Mountain Chocolate Factory Inc.	90,974	953
	Kewaunee Scientific Corp.	39,165	933
*	US Auto Parts Network Inc.	280,005	921
*	Virco Manufacturing Corp.	218,789	904
	Mannatech Inc.	45,392	814
*	Tandy Leather Factory Inc.	93,919	719
*	Alpha Pro Tech Ltd.	192,106	692
*	Valvoline Inc.	28,200	662
*	Coffee Holding Co. Inc.	115,252	641
*	Reed's Inc.	164,631	616
*	Female Health Co.	446,735	545
*	Zedge Inc. Class B	155,961	533
*,^ elf Beauty Inc.		18,783	528
*,^ Nova Lifestyle Inc.		142,239	516
*	Willamette Valley Vineyards Inc.	55,833	444
	Stanley Furniture Co. Inc.	208,331	373
*	Summer Infant Inc.	163,915	354
*	Charles & Colvard Ltd.	233,777	271
	Golden Enterprises Inc.	16,609	199
*	Emerson Radio Corp.	183,685	187
*	RiceBran Technologies	114,553	155
	P&F Industries Inc. Class A	18,458	153
*,^ DS Healthcare Group Inc.		231,016	152
*	Differential Brands Group Inc.	23,420	130
*	JRjr33 Inc.	80,833	97
*	Tofutti Brands Inc.	34,800	93
*	CTI Industries Corp.	14,046	87
*	Cyanotech Corp.	23,466	84
	CompX International Inc.	5,846	68
*	Crystal Rock Holdings Inc.	60,050	54
*	Hovnanian Enterprises Inc. Class B	19,300	33
	Ocean Bio-Chem Inc.	9,942	28
*	Koss Corp.	12,072	26
*	Bridgford Foods Corp.	57	1
			47,286,171
Consumer Services (13.1%)
*	Amazon.com Inc.	8,281,473	6,934,160
	Comcast Corp. Class A	49,352,827	3,274,067
	Home Depot Inc.	25,436,929	3,273,224
	Walt Disney Co.	29,719,775	2,759,778
	Wal-Mart Stores Inc.	28,831,721	2,079,344
	McDonald's Corp.	17,535,082	2,022,847
	CVS Health Corp.	21,920,505	1,950,706
	Starbucks Corp.	28,630,362	1,550,048
	Walgreens Boots Alliance Inc.	18,912,211	1,524,702
*	Priceline Group Inc.	1,014,168	1,492,338
	Costco Wholesale Corp.	9,007,902	1,373,795
	Lowe's Cos. Inc.	18,201,622	1,314,339
	Time Warner Inc.	15,168,941	1,207,599
*	Charter Communications Inc. Class A	4,172,142	1,126,353

	TJX Cos. Inc.	12,882,384	963,345
*	Netflix Inc.	8,368,924	824,757
	Target Corp.	11,790,039	809,740
	McKesson Corp.	4,636,560	773,146
*	eBay Inc.	22,024,460	724,605
	Yum! Brands Inc.	7,576,779	688,047
	Twenty-First Century Fox Inc. Class A	26,666,869	645,872
	Delta Air Lines Inc.	15,369,931	604,960
	Kroger Co.	19,529,714	579,642
	Ross Stores Inc.	8,190,447	526,646
*	O'Reilly Automotive Inc.	1,846,450	517,209
	Sysco Corp.	10,426,307	510,993
	Cardinal Health Inc.	6,544,224	508,486
	Southwest Airlines Co.	12,729,042	495,032
	Las Vegas Sands Corp.	8,157,587	469,388
*	AutoZone Inc.	603,336	463,567
	CBS Corp. Class B	8,130,369	445,056
	Omnicom Group Inc.	4,843,864	411,728
	Marriott International Inc. Class A	6,003,333	404,204
	American Airlines Group Inc.	10,875,277	398,144
	Carnival Corp.	7,937,457	387,507
	Nielsen Holdings plc	7,004,328	375,222
	Dollar General Corp.	5,200,042	363,951
*	Dollar Tree Inc.	4,590,838	362,355
	L Brands Inc.	5,020,100	355,272
	AmerisourceBergen Corp. Class A	3,751,330	303,032
*	United Continental Holdings Inc.	5,617,894	294,771
	Expedia Inc.	2,523,331	294,523
*	Ulta Salon Cosmetics & Fragrance Inc.	1,215,477	289,259
	Viacom Inc. Class B	7,328,150	279,203
	Royal Caribbean Cruises Ltd.	3,531,714	264,702
	Hilton Worldwide Holdings Inc.	11,134,160	255,306
*	MGM Resorts International	9,804,749	255,218
*	Chipotle Mexican Grill Inc. Class A	597,918	253,218
*	DISH Network Corp. Class A	4,404,230	241,264
	Macy's Inc.	6,311,676	233,848
	Best Buy Co. Inc.	5,628,317	214,889
	Advance Auto Parts Inc.	1,431,615	213,482
*,^ CarMax Inc.		3,946,445	210,543
	Foot Locker Inc.	2,779,636	188,237
	Aramark	4,947,274	188,145
	Whole Foods Market Inc.	6,563,832	186,085
	Tractor Supply Co.	2,743,966	184,806
	Interpublic Group of Cos. Inc.	8,199,481	183,258
*	Liberty Interactive Corp. QVC Group Class A	8,725,091	174,589
	Alaska Air Group Inc.	2,524,643	166,273
*	Rite Aid Corp.	21,550,574	165,724
	Kohl's Corp.	3,777,716	165,275
	Wynn Resorts Ltd.	1,671,185	162,807
^	Tiffany & Co.	2,179,677	158,310
	Wyndham Worldwide Corp.	2,252,264	151,645
	Domino's Pizza Inc.	997,047	151,402
	Darden Restaurants Inc.	2,465,949	151,212
*,^ Sirius XM Holdings Inc.		35,503,840	148,051
*	TripAdvisor Inc.	2,311,707	146,054
	News Corp. Class A	9,816,378	137,233
	FactSet Research Systems Inc.	833,463	135,104

	Bed Bath & Beyond Inc.	3,012,445	129,867
^	Nordstrom Inc.	2,482,699	128,802
*	Discovery Communications Inc.	4,892,656	128,726
*	Norwegian Cruise Line Holdings Ltd.	3,263,147	123,021
	KAR Auction Services Inc.	2,808,578	121,218
	Signet Jewelers Ltd.	1,600,816	119,309
*	Burlington Stores Inc.	1,465,093	118,702
*	Liberty SiriusXM Group	3,517,112	117,507
	Vail Resorts Inc.	739,376	115,993
*	JetBlue Airways Corp.	6,623,650	114,192
	Sabre Corp.	4,041,367	113,886
	Staples Inc.	13,299,938	113,714
*	Copart Inc.	2,052,467	109,930
*	VCA Inc.	1,563,983	109,448
	H&R Block Inc.	4,583,995	106,120
	Scripps Networks Interactive Inc. Class A	1,649,040	104,698
	Dun & Bradstreet Corp.	738,920	100,951
	Service Corp. International	3,784,710	100,446
	Gap Inc.	4,490,282	99,864
	Dunkin' Brands Group Inc.	1,884,075	98,123
	Dick's Sporting Goods Inc.	1,729,609	98,103
	TEGNA Inc.	4,457,560	97,442
	Casey's General Stores Inc.	807,979	97,079
*	ServiceMaster Global Holdings Inc.	2,782,255	93,706
	Twenty-First Century Fox Inc.	3,642,877	90,125
*	Panera Bread Co. Class A	458,848	89,347
	Williams-Sonoma Inc.	1,636,730	83,604
	Six Flags Entertainment Corp.	1,525,914	81,804
	Cinemark Holdings Inc.	2,125,123	81,350
*,^ Discovery Communications Inc. Class A		2,937,328	79,073
*	Sally Beauty Holdings Inc.	3,006,701	77,212
*	GrubHub Inc.	1,752,810	75,353
*	Live Nation Entertainment Inc.	2,711,855	74,522
	CST Brands Inc.	1,537,380	73,933
*	AutoNation Inc.	1,476,731	71,932
*	Liberty SiriusXM Group Class A	2,075,746	70,534
*	Madison Square Garden Co. Class A	407,300	69,001
^	Cracker Barrel Old Country Store Inc.	495,008	65,450
*	AMC Networks Inc. Class A	1,256,642	65,169
*	Pandora Media Inc.	4,505,330	64,561
	Jack in the Box Inc.	668,952	64,179
*	Spirit Airlines Inc.	1,454,665	61,867
*	Bright Horizons Family Solutions Inc.	919,464	61,503
	Rollins Inc.	2,073,019	60,698
	American Eagle Outfitters Inc.	3,349,125	59,815
*	Sprouts Farmers Market Inc.	2,894,114	59,763
*	Hertz Global Holdings Inc.	1,481,626	59,502
	Tribune Media Co. Class A	1,602,500	58,523
	Brinker International Inc.	1,156,457	58,320
	GameStop Corp. Class A	2,112,834	58,293
*	Yelp Inc. Class A	1,384,332	57,727
	Dolby Laboratories Inc. Class A	1,062,751	57,697
*	Avis Budget Group Inc.	1,676,212	57,343
*,^ JC Penney Co. Inc.		5,964,744	54,995
	Cable One Inc.	93,839	54,802
*	Murphy USA Inc.	762,483	54,411
*	Urban Outfitters Inc.	1,574,119	54,339

* Buffalo Wild Wings Inc.	384,326	54,090
* Starz	1,719,753	53,639
* Cabela's Inc.	970,240	53,295
* Michaels Cos. Inc.	2,121,501	51,277
Texas Roadhouse Inc. Class A	1,309,930	51,127
* Hawaiian Holdings Inc.	1,049,770	51,019
* Beacon Roofing Supply Inc.	1,208,712	50,851
John Wiley & Sons Inc. Class A	983,494	50,758
Wendy's Co.	4,351,042	46,991
Cheesecake Factory Inc.	935,013	46,807
* Groupon Inc. Class A	8,849,876	45,577
Chemed Corp.	321,661	45,377
* Five Below Inc.	1,112,246	44,812
Graham Holdings Co. Class B	92,395	44,476
Big Lots Inc.	926,849	44,257
Lithia Motors Inc. Class A	462,324	44,161
Papa John's International Inc.	532,651	42,000
Regal Entertainment Group Class A	1,900,090	41,327
Bloomin' Brands Inc.	2,371,540	40,885
Sinclair Broadcast Group Inc. Class A	1,406,461	40,619
Office Depot Inc.	11,249,563	40,161
Meredith Corp.	770,457	40,056
Lions Gate Entertainment Corp.	1,999,856	39,977
* Media General Inc.	2,166,355	39,926
* Acxiom Corp.	1,496,252	39,875
Churchill Downs Inc.	270,826	39,635
AMERCO	121,307	39,331
* United Natural Foods Inc.	982,205	39,328
Interval Leisure Group Inc.	2,271,537	39,002
^ Penske Automotive Group Inc.	802,002	38,640
* Grand Canyon Education Inc.	955,179	38,580
Monro Muffler Brake Inc.	629,886	38,530
Matthews International Corp. Class A	626,257	38,051
Aaron's Inc.	1,491,073	37,903
Sotheby's	988,233	37,573
* WebMD Health Corp.	748,282	37,190
Hillenbrand Inc.	1,164,808	36,855
Allegiant Travel Co. Class A	272,192	35,948
PriceSmart Inc.	410,435	34,378
* Dave & Buster's Entertainment Inc.	866,759	33,960
^ Nexstar Broadcasting Group Inc. Class A	586,976	33,874
* Houghton Mifflin Harcourt Co.	2,518,931	33,779
New York Times Co. Class A	2,789,401	33,333
Core-Mark Holding Co. Inc.	896,504	32,095
Chico's FAS Inc.	2,632,631	31,328
* Boyd Gaming Corp.	1,582,835	31,308
Choice Hotels International Inc.	692,912	31,236
* Liberty TripAdvisor Holdings Inc. Class A	1,405,844	30,718
Marriott Vacations Worldwide Corp.	416,653	30,549
Morningstar Inc.	384,538	30,482
* Stamps.com Inc.	319,182	30,166
Children's Place Inc.	367,029	29,315
* Shutterfly Inc.	654,096	29,199
* Etsy Inc.	2,010,527	28,710
GNC Holdings Inc. Class A	1,398,218	28,552
* comScore Inc.	928,479	28,467
DineEquity Inc.	357,937	28,345

	Gannett Co. Inc.	2,390,932	27,830
*	Caesars Acquisition Co. Class A	2,228,381	27,677
	Time Inc.	1,899,350	27,503
	DSW Inc. Class A	1,337,314	27,388
*,^ Restoration Hardware Holdings Inc.		785,464	27,161
*	SUPERVALU Inc.	5,439,908	27,145
*	Liberty Media Group LLC	953,555	26,833
	DeVry Education Group Inc.	1,159,768	26,744
	SkyWest Inc.	999,654	26,401
*,^ SolarCity Corp.		1,339,049	26,192
	HSN Inc.	648,825	25,823
*	Ollie's Bargain Outlet Holdings Inc.	984,055	25,792
	Group 1 Automotive Inc.	393,400	25,130
*,^ Diplomat Pharmacy Inc.		886,461	24,830
	Sonic Corp.	932,752	24,419
*,^ Hyatt Hotels Corp. Class A		491,463	24,190
	Dillard's Inc. Class A	383,372	24,156
*	Popeyes Louisiana Kitchen Inc.	444,688	23,631
*	MSG Networks Inc.	1,253,679	23,331
	Extended Stay America Inc.	1,632,972	23,188
*	Asbury Automotive Group Inc.	413,670	23,029
*,^ Virgin America Inc.		426,975	22,847
*	Belmond Ltd. Class A	1,770,146	22,499
	Abercrombie & Fitch Co.	1,365,001	21,690
	Caleres Inc.	847,620	21,436
*	Genesco Inc.	393,170	21,412
*	Ascena Retail Group Inc.	3,752,600	20,977
	SpartanNash Co.	718,654	20,783
*	Penn National Gaming Inc.	1,514,366	20,550
	Finish Line Inc. Class A	874,407	20,181
*	Herc Holdings Inc.	595,438	20,066
*	La Quinta Holdings Inc.	1,749,224	19,556
	Scholastic Corp.	494,688	19,471
*	Rush Enterprises Inc. Class A	787,288	19,273
*	EW Scripps Co. Class A	1,179,780	18,759
*,^ Hibbett Sports Inc.		461,753	18,424
*	Performance Food Group Co.	741,096	18,379
	SeaWorld Entertainment Inc.	1,357,185	18,295
	ClubCorp Holdings Inc.	1,263,401	18,281
*	Express Inc.	1,537,411	18,126
	National CineMedia Inc.	1,217,448	17,921
*,^ Quotient Technology Inc.		1,346,173	17,918
	Guess? Inc.	1,209,874	17,676
	International Speedway Corp. Class A	519,834	17,373
	Cato Corp. Class A	507,847	16,703
*	Denny's Corp.	1,552,988	16,601
*	Planet Fitness Inc. Class A	826,635	16,591
	Bob Evans Farms Inc.	413,721	15,846
*	Carmike Cinemas Inc.	484,377	15,834
	Tailored Brands Inc.	994,828	15,619
*	BJ's Restaurants Inc.	426,954	15,178
*	Pinnacle Entertainment Inc.	1,166,883	14,399
^	Buckle Inc.	597,503	14,358
	World Wrestling Entertainment Inc. Class A	656,684	13,987
	Capella Education Co.	240,555	13,962
*	Apollo Education Group Inc.	1,750,764	13,919
	AMC Entertainment Holdings Inc.	440,858	13,706

	Weis Markets Inc.	257,774	13,662
*	Vitamin Shoppe Inc.	508,772	13,661
*	Liberty Media Group LLC Class A	475,914	13,635
	Red Rock Resorts Inc. Class A	573,618	13,532
*	Gray Television Inc.	1,298,185	13,449
	Wingstop Inc. Class A	455,040	13,333
	New Media Investment Group Inc.	857,363	13,289
*	Fiesta Restaurant Group Inc.	553,089	13,274
	Barnes & Noble Inc.	1,159,610	13,104
	Rent-A-Center Inc.	1,031,843	13,043
*	Francesca's Holdings Corp.	814,773	12,572
*	Red Robin Gourmet Burgers Inc.	278,934	12,535
*	Providence Service Corp.	257,304	12,513
*	Liberty Braves Group	712,289	12,380
*	Scientific Games Corp. Class A	1,086,236	12,242
*,^ Shake Shack Inc. Class A		338,690	11,742
*	Isle of Capri Casinos Inc.	507,378	11,304
*	Tile Shop Holdings Inc.	681,374	11,277
^	MDC Partners Inc. Class A	1,030,842	11,051
	Ingles Markets Inc. Class A	279,472	11,050
*,^ Clean Energy Fuels Corp.		2,460,660	10,999
*	MarineMax Inc.	507,035	10,622
*,^ TrueCar Inc.		1,107,601	10,456
	Sonic Automotive Inc. Class A	555,672	10,447
*,^ Lumber Liquidators Holdings Inc.		524,161	10,310
*	SP Plus Corp.	398,223	10,183
*,^ Chegg Inc.		1,378,260	9,772
*,^ Party City Holdco Inc.		569,552	9,751
*	Biglari Holdings Inc.	22,213	9,685
	Entravision Communications Corp. Class A	1,261,725	9,627
*	K12 Inc.	668,765	9,597
*	Chuy's Holdings Inc.	341,664	9,546
*	Strayer Education Inc.	203,507	9,500
*	SiteOne Landscape Supply Inc.	261,585	9,399
*	XO Group Inc.	484,037	9,356
	Ruth's Hospitality Group Inc.	651,189	9,195
*	tronc Inc.	541,780	9,145
*	Carrols Restaurant Group Inc.	691,490	9,135
*	Regis Corp.	724,621	9,094
*	Bankrate Inc.	1,062,029	9,006
*	Career Education Corp.	1,325,911	9,003
*,^ Caesars Entertainment Corp.		1,202,048	8,955
	Marcus Corp.	341,636	8,555
*,^ Zoe's Kitchen Inc.		384,727	8,537
*	Angie's List Inc.	859,602	8,519
*	RetailMeNot Inc.	850,483	8,411
*	Global Eagle Entertainment Inc.	976,070	8,111
^	PetMed Express Inc.	384,086	7,789
*	Eldorado Resorts Inc.	550,873	7,745
	Shoe Carnival Inc.	289,094	7,707
*	Smart & Final Stores Inc.	599,389	7,654
*	Del Taco Restaurants Inc.	625,400	7,455
*	FTD Cos. Inc.	358,894	7,382
	Blue Nile Inc.	213,862	7,361
	Haverty Furniture Cos. Inc.	357,519	7,165
*,^ Zumiez Inc.		392,083	7,058
	Pier 1 Imports Inc.	1,649,813	6,995

*	Barnes & Noble Education Inc.	729,243	6,979
*	Sportsman's Warehouse Holdings Inc.	654,309	6,883
	Fred's Inc. Class A	721,385	6,536
*	Rubicon Project Inc.	786,291	6,511
*	Del Frisco's Restaurant Group Inc.	479,832	6,463
*	Avid Technology Inc.	787,663	6,254
*	Potbelly Corp.	502,189	6,242
*	American Public Education Inc.	311,425	6,169
*,^ Weight Watchers International Inc.		591,358	6,103
*,^ Trupanion Inc.		347,853	5,879
*	1-800-Flowers.com Inc. Class A	636,817	5,840
	Citi Trends Inc.	291,322	5,806
	Carriage Services Inc. Class A	244,294	5,778
	News Corp. Class B	401,130	5,704
*,^ Sears Holdings Corp.		496,166	5,686
*	America's Car-Mart Inc.	154,707	5,630
*,^ Intrawest Resorts Holdings Inc.		341,050	5,532
	Entercom Communications Corp. Class A	422,412	5,466
	Village Super Market Inc. Class A	169,481	5,425
*,^ El Pollo Loco Holdings Inc.		429,497	5,407
*	Liquidity Services Inc.	477,244	5,364
*	Duluth Holdings Inc.	200,264	5,309
*	Tuesday Morning Corp.	882,622	5,278
*	Monarch Casino & Resort Inc.	206,831	5,206
*	Ascent Capital Group Inc. Class A	223,581	5,180
*,^ Lands' End Inc.		355,443	5,154
*	Overstock.com Inc.	333,612	5,111
	Big 5 Sporting Goods Corp.	365,032	4,972
*	Care.com Inc.	495,797	4,938
*	Habit Restaurants Inc. Class A	346,387	4,849
^	Natural Health Trends Corp.	169,994	4,804
	Winmark Corp.	44,738	4,721
*	Chefs' Warehouse Inc.	417,049	4,646
*,^ Conn's Inc.		440,696	4,548
*	Lindblad Expeditions Holdings Inc.	499,400	4,495
*	J Alexander's Holdings Inc.	438,421	4,441
*	Daily Journal Corp.	19,799	4,336
	Clear Channel Outdoor Holdings Inc. Class A	710,505	4,149
*	Lee Enterprises Inc.	1,095,758	4,109
*,^ TubeMogul Inc.		432,373	4,051
	Speedway Motorsports Inc.	222,021	3,965
*	PCM Inc.	182,713	3,936
	CSS Industries Inc.	148,767	3,805
*	Kirkland's Inc.	305,224	3,718
	Stein Mart Inc.	578,762	3,675
*	EVINE Live Inc.	1,553,676	3,558
*	Reading International Inc. Class A	261,820	3,495
*	Autobytel Inc.	193,247	3,440
*	Titan Machinery Inc.	326,965	3,400
*	Everyday Health Inc.	427,207	3,285
*,^ Boot Barn Holdings Inc.		285,652	3,251
*	Townsquare Media Inc. Class A	346,721	3,238
	Stage Stores Inc.	574,678	3,224
	Saga Communications Inc. Class A	70,337	3,189
*	Nathan's Famous Inc.	60,499	3,179
	RCI Hospitality Holdings Inc.	274,503	3,165
*	Bojangles' Inc.	196,561	3,137

*	Liberty Braves Group Class A	177,973	3,106
*	Destination XL Group Inc.	687,306	2,976
*	Build-A-Bear Workshop Inc.	284,280	2,945
*	Ruby Tuesday Inc.	1,174,316	2,936
	A H Belo Corp. Class A	368,364	2,707
*	Papa Murphy's Holdings Inc.	409,984	2,644
*	Century Casinos Inc.	368,214	2,544
*	Tilly's Inc. Class A	269,506	2,531
*,^ Hemisphere Media Group Inc. Class A		193,265	2,464
*	Bridgepoint Education Inc.	358,373	2,462
*	TechTarget Inc.	300,886	2,425
*,^ Kona Grill Inc.		185,825	2,336
*	Travelzoo Inc.	180,218	2,312
*	Red Lion Hotels Corp.	277,046	2,311
*	Natural Grocers by Vitamin Cottage Inc.	205,561	2,294
*	Gaia Inc. Class A	309,083	2,225
*	Marchex Inc. Class B	795,580	2,204
*	West Marine Inc.	262,221	2,169
	Collectors Universe Inc.	113,601	2,105
*	Bravo Brio Restaurant Group Inc.	436,870	2,088
	McClatchy Co. Class A	129,170	2,084
	Golden Entertainment Inc.	159,019	1,983
*	Morgans Hotel Group Co.	964,046	1,947
	Destination Maternity Corp.	263,948	1,869
	Liberty Tax Inc.	142,880	1,826
	Harte-Hanks Inc.	1,072,331	1,737
*	RealNetworks Inc.	378,313	1,687
*	QuinStreet Inc.	543,218	1,641
*	Radio One Inc.	538,531	1,632
*,^ Container Store Group Inc.		311,886	1,566
*	YuMe Inc.	371,338	1,474
*	Demand Media Inc.	258,482	1,471
*	Luby's Inc.	327,199	1,404
*,^ Noodles & Co. Class A		286,465	1,364
*	Cambium Learning Group Inc.	244,281	1,326
*	Town Sports International Holdings Inc.	423,943	1,310
	Wayside Technology Group Inc.	68,744	1,219
*	Fogo De Chao Inc.	113,216	1,197
	Salem Media Group Inc. Class A	201,751	1,186
*	New York & Co. Inc.	521,560	1,179
*	Sears Hometown and Outlet Stores Inc.	215,017	1,060
	Peak Resorts Inc.	196,620	1,001
*	Christopher & Banks Corp.	688,656	999
*,^ Remark Media Inc.		219,230	995
	Educational Development Corp.	82,487	939
*	Cumulus Media Inc. Class A	2,836,019	936
*,^ Digital Turbine Inc.		735,661	772
*	Famous Dave's of America Inc.	108,592	595
*	Spark Networks Inc.	374,872	592
*	Nevada Gold & Casinos Inc.	312,948	560
*,^ Good Times Restaurants Inc.		160,052	549
	TheStreet Inc.	477,535	525
*,^ YOU On Demand Holdings Inc.		325,761	498
	Emmis Communications Corp. Class A	121,802	493
*,^ hhgregg Inc.		255,071	469
*,^ Rave Restaurant Group Inc.		152,899	462
*	Profire Energy Inc.	366,519	458

*	Gaming Partners International Corp.	42,577	451
*	CafePress Inc.	139,975	448
*,^ Live Ventures Inc.		223,508	427
^	Bon-Ton Stores Inc.	236,099	404
*,^ Gordmans Stores Inc.		461,396	401
*,^ MaxPoint Interactive Inc.		43,434	387
	National American University Holdings Inc.	175,287	366
*	Dover Downs Gaming & Entertainment Inc.	329,616	363
*,^ bebe stores inc		507,996	356
	Ark Restaurants Corp.	15,310	348
*	Full House Resorts Inc.	160,984	288
*	Insignia Systems Inc.	95,048	223
*	At Home Group Inc.	14,107	214
*	Spanish Broadcasting System Inc.	51,140	196
*	Diversified Restaurant Holdings Inc.	151,742	176
*	Trade Desk Inc. Class A	5,397	158
	Value Line Inc.	9,438	153
	Flanigan's Enterprises Inc.	5,074	119
*	Ignite Restaurant Group Inc.	124,761	82
*	Rush Enterprises Inc. Class B	2,967	72
*,^ Net Element Inc.		37,423	44
*,^ FunctionX Inc.		7,869	43
	Haverty Furniture Cos. Inc. Class A	1,375	28
*	NTN Buzztime Inc.	3,841	26
*	SPAR Group Inc.	19,446	21
*	Interpace Diagnostics Group Inc.	119,243	19
*,^ ITT Educational Services Inc.		403,864	17
	Viacom Inc. Class A	300	13
*	Universal Travel Group	42,843	7
*	ONE Group Hospitality Inc.	2,677	7
			61,279,060
Financials (18.8%)
*	Berkshire Hathaway Inc. Class B	38,339,022	5,538,839
	JPMorgan Chase & Co.	74,508,939	4,961,550
	Wells Fargo & Co.	93,263,280	4,129,698
	Bank of America Corp.	209,791,072	3,283,230
	Visa Inc. Class A	38,757,233	3,205,223
	Citigroup Inc.	57,317,851	2,707,122
	Mastercard Inc.	19,926,130	2,027,882
	US Bancorp	33,382,994	1,431,797
	Simon Property Group Inc.	6,458,788	1,337,034
	American International Group Inc.	20,860,068	1,237,836
	Goldman Sachs Group Inc.	7,486,845	1,207,403
	Chubb Ltd.	9,056,296	1,137,924
	American Express Co.	16,127,221	1,032,787
	American Tower Corporation	8,732,085	989,607
	Morgan Stanley	29,415,950	943,075
	PNC Financial Services Group Inc.	10,133,282	912,907
	Bank of New York Mellon Corp.	20,809,857	829,897
	MetLife Inc.	18,066,803	802,708
	BlackRock Inc.	2,165,553	784,926
	Charles Schwab Corp.	24,440,444	771,585
	Capital One Financial Corp.	10,492,677	753,689
	Prudential Financial Inc.	8,987,250	733,809
	Marsh & McLennan Cos. Inc.	10,690,101	718,909
	CME Group Inc.	6,622,245	692,157
	S&P Global Inc.	5,401,593	683,626

Travelers Cos. Inc.	5,910,888	677,092
Public Storage	3,034,225	677,057
Crown Castle International Corp.	6,927,904	652,678
BB&T Corp.	16,716,654	630,552
Intercontinental Exchange Inc.	2,325,947	626,517
Aon plc	5,439,804	611,924
Aflac Inc.	8,462,260	608,183
Prologis Inc.	10,750,661	575,590
Welltower Inc.	7,345,539	549,226
Allstate Corp.	7,651,212	529,311
Equinix Inc.	1,458,839	525,547
Ventas Inc.	7,215,433	509,626
AvalonBay Communities Inc.	2,818,119	501,174
State Street Corp.	7,196,874	501,118
Weyerhaeuser Co.	15,349,332	490,258
Equity Residential	7,502,475	482,634
Discover Financial Services	8,286,537	468,604
Synchrony Financial	16,259,024	455,253
SunTrust Banks Inc.	10,258,428	449,319
Boston Properties Inc.	3,141,323	428,131
Progressive Corp.	11,955,994	376,614
Moody's Corp.	3,372,631	365,188
HCP Inc.	9,588,431	363,881
Willis Towers Watson plc	2,689,239	357,050
Realty Income Corp.	5,308,431	355,293
Vornado Realty Trust	3,470,633	351,263
M&T Bank Corp.	2,939,550	341,282
Hartford Financial Services Group Inc.	7,942,409	340,094
Ameriprise Financial Inc.	3,337,813	333,014
Equifax Inc.	2,423,422	326,144
Fifth Third Bancorp	15,800,032	323,269
T. Rowe Price Group Inc.	4,842,746	322,043
Principal Financial Group Inc.	5,918,123	304,843
General Growth Properties Inc.	11,030,890	304,453
Northern Trust Corp.	4,425,682	300,902
Essex Property Trust Inc.	1,344,304	299,377
Digital Realty Trust Inc.	3,046,853	295,910
* IHS Markit Ltd.	7,355,685	276,206
KeyCorp	22,221,630	270,437
Citizens Financial Group Inc.	10,734,628	265,253
Invesco Ltd.	8,436,504	263,809
Regions Financial Corp.	25,908,624	255,718
* Markel Corp.	273,002	253,556
Franklin Resources Inc.	7,111,171	252,944
Loews Corp.	5,953,295	244,978
* Liberty Broadband Corp.	3,411,100	243,825
Cincinnati Financial Corp.	3,202,559	241,537
Host Hotels & Resorts Inc.	15,309,626	238,371
Kimco Realty Corp.	8,127,063	235,278
First Republic Bank	3,038,509	234,299
Macerich Co.	2,868,973	232,014
Federal Realty Investment Trust	1,470,514	226,356
Lincoln National Corp.	4,817,406	226,322
SL Green Realty Corp.	2,056,213	222,277
Annaly Capital Management Inc.	20,914,501	219,602
Huntington Bancshares Inc.	22,227,524	219,163
Western Union Co.	9,985,982	207,908

VEREIT Inc.	19,661,163	203,886
FNF Group	5,388,482	198,889
Duke Realty Corp.	7,245,306	198,014
UDR Inc.	5,470,769	196,893
Extra Space Storage Inc.	2,455,669	195,005
Iron Mountain Inc.	5,121,683	192,217
XL Group Ltd.	5,676,542	190,902
* Arch Capital Group Ltd.	2,387,277	189,216
* Berkshire Hathaway Inc. Class A	867	187,463
Arthur J Gallagher & Co.	3,618,172	184,056
Ally Financial Inc.	9,424,749	183,500
Alexandria Real Estate Equities Inc.	1,598,465	173,865
TD Ameritrade Holding Corp.	4,923,544	173,506
* CBRE Group Inc. Class A	6,179,658	172,907
Brixmor Property Group Inc.	6,212,754	172,652
Unum Group	4,851,810	171,317
Comerica Inc.	3,583,668	169,579
Regency Centers Corp.	2,142,709	166,039
* E*TRADE Financial Corp.	5,696,143	165,872
Everest Re Group Ltd.	865,638	164,445
Nasdaq Inc.	2,365,626	159,774
* Affiliated Managers Group Inc.	1,103,795	159,719
* Alleghany Corp.	298,097	156,507
MSCI Inc. Class A	1,849,490	155,246
CIT Group Inc.	4,266,100	154,859
National Retail Properties Inc.	3,027,373	153,942
Raymond James Financial Inc.	2,614,339	152,181
Camden Property Trust	1,786,931	149,638
Torchmark Corp.	2,330,378	148,888
Apartment Investment & Management Co.	3,193,140	146,597
Mid-America Apartment Communities Inc.	1,545,905	145,300
Omega Healthcare Investors Inc.	3,984,741	141,259
Reinsurance Group of America Inc. Class A	1,302,614	140,604
WP Carey Inc.	2,156,033	139,129
SEI Investments Co.	2,986,442	136,212
New York Community Bancorp Inc.	9,512,776	135,367
American Campus Communities Inc.	2,654,022	135,010
American Capital Agency Corp.	6,791,294	132,702
Kilroy Realty Corp.	1,881,260	130,465
Zions Bancorporation	4,180,653	129,684
Spirit Realty Capital Inc.	9,719,392	129,559
* Signature Bank	1,036,869	122,817
Equity LifeStyle Properties Inc.	1,590,227	122,734
MarketAxess Holdings Inc.	734,294	121,592
Gaming and Leisure Properties Inc.	3,601,843	120,482
Liberty Property Trust	2,979,158	120,209
Voya Financial Inc.	4,166,766	120,086
* SVB Financial Group	1,066,347	117,874
Assurant Inc.	1,256,897	115,949
Forest City Realty Trust Inc. Class A	4,997,037	115,581
Senior Housing Properties Trust	4,911,347	111,537
Lamar Advertising Co. Class A	1,688,760	110,293
DDR Corp.	6,311,787	110,014
* Liberty Ventures Class A	2,749,497	109,622
CBOE Holdings Inc.	1,679,091	108,889
East West Bancorp Inc.	2,953,829	108,435
WR Berkley Corp.	1,874,221	108,255

	Douglas Emmett Inc.	2,917,613	106,872
	Jones Lang LaSalle Inc.	924,754	105,228
	American Financial Group Inc.	1,401,649	105,124
	Sun Communities Inc.	1,331,768	104,517
	Axis Capital Holdings Ltd.	1,903,542	103,419
	Starwood Property Trust Inc.	4,570,790	102,934
	EPR Properties	1,296,800	102,110
	Highwoods Properties Inc.	1,955,099	101,900
	PacWest Bancorp	2,357,756	101,171
	People's United Financial Inc.	6,387,340	101,048
	RenaissanceRe Holdings Ltd.	834,925	100,325
	CubeSmart	3,676,079	100,210
	Hospitality Properties Trust	3,300,140	98,080
	Lazard Ltd. Class A	2,663,107	96,831
	Communications Sales & Leasing Inc.	3,075,439	96,600
	Navient Corp.	6,669,390	96,506
	Weingarten Realty Investors	2,471,049	96,321
	American Homes 4 Rent Class A	4,365,003	94,459
	Healthcare Trust of America Inc. Class A	2,827,768	92,242
	STORE Capital Corp.	3,125,898	92,120
	Medical Properties Trust Inc.	6,197,384	91,535
	Bank of the Ozarks Inc.	2,356,025	90,471
	Old Republic International Corp.	5,048,832	88,960
	First American Financial Corp.	2,262,304	88,863
	Taubman Centers Inc.	1,171,106	87,142
	DCT Industrial Trust Inc.	1,790,014	86,905
	Brown & Brown Inc.	2,276,403	85,843
	Eaton Vance Corp.	2,195,403	85,730
	Endurance Specialty Holdings Ltd.	1,306,556	85,514
*	Life Storage Inc.	959,025	85,296
	Commerce Bancshares Inc.	1,705,682	84,022
*	Howard Hughes Corp.	732,336	83,852
	Healthcare Realty Trust Inc.	2,421,483	82,476
	Gramercy Property Trust	8,518,812	82,121
	Cullen/Frost Bankers Inc.	1,140,520	82,049
	Retail Properties of America Inc.	4,827,018	81,094
	Popular Inc.	2,111,334	80,695
	Synovus Financial Corp.	2,464,799	80,180
	Investors Bancorp Inc.	6,616,286	79,462
	Validus Holdings Ltd.	1,581,598	78,795
	CyrusOne Inc.	1,639,484	77,990
	Assured Guaranty Ltd.	2,809,901	77,975
	Realogy Holdings Corp.	3,002,462	77,644
*	Equity Commonwealth	2,557,644	77,292
	Tanger Factory Outlet Centers Inc.	1,939,548	75,565
	Prosperity Bancshares Inc.	1,369,964	75,197
	First Horizon National Corp.	4,808,392	73,232
	Post Properties Inc.	1,097,015	72,546
*	Western Alliance Bancorp	1,912,447	71,793
	Hudson Pacific Properties Inc.	2,180,164	71,662
	Webster Financial Corp.	1,879,381	71,435
	PrivateBancorp Inc.	1,546,509	71,016
*,^ Zillow Group Inc.		2,044,503	70,842
	Allied World Assurance Co. Holdings AG	1,747,218	70,623
	New Residential Investment Corp.	5,097,719	70,399
	Umpqua Holdings Corp.	4,564,663	68,698
	First Industrial Realty Trust Inc.	2,398,163	67,676

Outfront Media Inc.	2,824,900	66,809
Hanover Insurance Group Inc.	881,525	66,485
Rayonier Inc.	2,504,581	66,472
Empire State Realty Trust Inc.	3,145,069	65,889
DuPont Fabros Technology Inc.	1,573,062	64,889
Legg Mason Inc.	1,937,969	64,883
Bank of Hawaii Corp.	891,403	64,734
BankUnited Inc.	2,140,268	64,636
White Mountains Insurance Group Ltd.	77,685	64,479
Education Realty Trust Inc.	1,484,237	64,030
Apple Hospitality REIT Inc.	3,394,763	62,837
Piedmont Office Realty Trust Inc. Class A	2,879,453	62,686
Two Harbors Investment Corp.	7,318,085	62,423
Physicians Realty Trust	2,851,309	61,417
Chemical Financial Corp.	1,357,327	59,899
National Health Investors Inc.	761,668	59,776
Chimera Investment Corp.	3,733,837	59,555
Radian Group Inc.	4,384,443	59,409
Associated Banc-Corp	2,999,066	58,752
Acadia Realty Trust	1,616,712	58,590
Wintrust Financial Corp.	1,049,735	58,334
Paramount Group Inc.	3,558,101	58,317
MFA Financial Inc.	7,756,953	58,022
Columbia Property Trust Inc.	2,583,745	57,850
Aspen Insurance Holdings Ltd.	1,237,675	57,663
ProAssurance Corp.	1,094,579	57,444
RLI Corp.	837,730	57,267
IBERIABANK Corp.	845,442	56,746
Sunstone Hotel Investors Inc.	4,415,768	56,478
Equity One Inc.	1,843,141	56,419
Urban Edge Properties	1,986,075	55,888
Federated Investors Inc. Class B	1,885,669	55,872
CNO Financial Group Inc.	3,658,623	55,867
* MGIC Investment Corp.	6,953,042	55,624
Blackstone Mortgage Trust Inc. Class A	1,879,622	55,355
LaSalle Hotel Properties	2,315,259	55,265
Brandywine Realty Trust	3,521,426	55,005
MB Financial Inc.	1,441,620	54,839
United Bankshares Inc.	1,438,284	54,180
Corporate Office Properties Trust	1,881,587	53,343
FNB Corp.	4,335,545	53,327
CoreSite Realty Corp.	707,378	52,374
RLJ Lodging Trust	2,480,828	52,172
* Texas Capital Bancshares Inc.	939,862	51,617
Erie Indemnity Co. Class A	505,228	51,569
Home BancShares Inc.	2,458,970	51,171
Hancock Holding Co.	1,576,477	51,125
Fulton Financial Corp.	3,513,595	51,017
UMB Financial Corp.	855,532	50,861
* Genworth Financial Inc. Class A	10,223,768	50,710
* Stifel Financial Corp.	1,315,689	50,588
Primerica Inc.	950,485	50,404
NorthStar Realty Finance Corp.	3,744,458	49,315
Care Capital Properties Inc.	1,712,284	48,800
Washington Federal Inc.	1,824,655	48,682
Pinnacle Financial Partners Inc.	893,249	48,307
AmTrust Financial Services Inc.	1,799,731	48,287

	Retail Opportunity Investments Corp.	2,177,688	47,822
	NorthStar Asset Management Group Inc.	3,672,754	47,489
	Cathay General Bancorp	1,542,343	47,473
	Valley National Bancorp	4,871,277	47,398
^	First Financial Bankshares Inc.	1,293,788	47,146
	Kite Realty Group Trust	1,695,917	47,011
	Washington Prime Group Inc.	3,781,230	46,812
	EastGroup Properties Inc.	635,732	46,764
	First Citizens BancShares Inc. Class A	156,923	46,118
*	Hope Bancorp Inc.	2,653,287	46,088
	TCF Financial Corp.	3,173,073	46,041
	QTS Realty Trust Inc. Class A	869,126	45,933
*	FirstCash Inc.	963,428	45,358
	Interactive Brokers Group Inc.	1,281,980	45,215
	Washington REIT	1,452,904	45,214
	LTC Properties Inc.	868,852	45,172
	Selective Insurance Group Inc.	1,132,573	45,144
	PS Business Parks Inc.	394,956	44,855
	Mack-Cali Realty Corp.	1,644,589	44,766
	LPL Financial Holdings Inc.	1,487,626	44,495
	Cousins Properties Inc.	4,223,751	44,096
	Sterling Bancorp	2,504,026	43,820
	Glacier Bancorp Inc.	1,514,339	43,189
	CBL & Associates Properties Inc.	3,505,942	42,562
	Ryman Hospitality Properties Inc.	883,293	42,539
*,^ LendingClub Corp.		6,833,709	42,232
	Janus Capital Group Inc.	2,997,308	41,992
	American National Insurance Co.	341,062	41,596
	Community Bank System Inc.	861,910	41,466
	Lexington Realty Trust	3,981,923	41,014
	Kennedy-Wilson Holdings Inc.	1,817,019	40,974
	BancorpSouth Inc.	1,760,182	40,836
	Colony Capital Inc. Class A	2,236,069	40,764
	Great Western Bancorp Inc.	1,197,626	39,905
	Columbia Banking System Inc.	1,203,270	39,371
	Pebblebrook Hotel Trust	1,476,877	39,285
*	Essent Group Ltd.	1,432,826	38,128
*,^ Zillow Group Inc. Class A		1,093,781	37,681
	GEO Group Inc.	1,574,050	37,431
	Old National Bancorp	2,661,340	37,418
	DiamondRock Hospitality Co.	4,105,481	37,360
*	SLM Corp.	4,910,458	36,681
	STAG Industrial Inc.	1,484,648	36,389
	Alexander & Baldwin Inc.	938,223	36,047
	Monogram Residential Trust Inc.	3,376,334	35,924
*	HRG Group Inc.	2,276,265	35,737
	CVB Financial Corp.	2,023,928	35,641
	South State Corp.	473,799	35,554
	EverBank Financial Corp.	1,826,867	35,368
	Evercore Partners Inc. Class A	686,341	35,353
	BGC Partners Inc. Class A	4,039,160	35,343
	Capitol Federal Financial Inc.	2,511,472	35,336
*	OneMain Holdings Inc. Class A	1,133,081	35,069
*	Hilltop Holdings Inc.	1,559,808	35,033
	American Assets Trust Inc.	807,036	35,009
*	Blackhawk Network Holdings Inc.	1,153,223	34,793
	Xenia Hotels & Resorts Inc.	2,290,063	34,763

	Invesco Mortgage Capital Inc.	2,263,956	34,480
*,^ Credit Acceptance Corp.		170,686	34,320
	Trustmark Corp.	1,242,680	34,248
	International Bancshares Corp.	1,140,080	33,952
	Corrections Corp. of America	2,419,074	33,553
*	Enstar Group Ltd.	203,845	33,526
	Select Income REIT	1,234,733	33,214
	Rexford Industrial Realty Inc.	1,446,289	33,106
	Argo Group International Holdings Ltd.	585,093	33,011
	Sabra Health Care REIT Inc.	1,290,396	32,492
	Financial Engines Inc.	1,090,819	32,408
^	Government Properties Income Trust	1,419,588	32,111
*	HealthEquity Inc.	846,454	32,038
	Potlatch Corp.	823,210	32,015
*	PRA Group Inc.	906,097	31,297
	Mercury General Corp.	567,861	31,147
	New York REIT Inc.	3,403,249	31,140
	Kemper Corp.	784,195	30,835
	First Midwest Bancorp Inc.	1,584,011	30,666
*	Eagle Bancorp Inc.	621,014	30,635
	American Equity Investment Life Holding Co.	1,724,359	30,573
	Pennsylvania REIT	1,326,894	30,558
^	Colony Starwood Homes	1,037,262	29,769
	Northwest Bancshares Inc.	1,891,341	29,713
	Parkway Properties Inc.	1,745,431	29,690
	Horace Mann Educators Corp.	800,307	29,331
	BOK Financial Corp.	425,163	29,323
	Waddell & Reed Financial Inc. Class A	1,607,666	29,195
	Ramco-Gershenson Properties Trust	1,541,305	28,884
	Global Net Lease Inc.	3,471,843	28,330
	Chesapeake Lodging Trust	1,228,648	28,136
	WesBanco Inc.	854,999	28,112
*	Santander Consumer USA Holdings Inc.	2,280,764	27,734
	NBT Bancorp Inc.	842,603	27,696
	Independent Bank Corp.	508,843	27,523
	Four Corners Property Trust Inc.	1,282,860	27,363
*	FCB Financial Holdings Inc. Class A	710,419	27,301
	Banner Corp.	622,875	27,245
	Astoria Financial Corp.	1,847,119	26,968
	Towne Bank	1,121,456	26,949
	Simmons First National Corp. Class A	539,929	26,942
	CYS Investments Inc.	3,062,951	26,709
	LegacyTexas Financial Group Inc.	843,347	26,675
*,^ BofI Holding Inc.		1,190,734	26,672
	Renasant Corp.	791,064	26,603
	Terreno Realty Corp.	965,242	26,554
	United Community Banks Inc.	1,255,777	26,396
^	Westamerica Bancorporation	509,459	25,921
	Franklin Street Properties Corp.	2,040,136	25,706
	Park National Corp.	266,780	25,611
	First Financial Bancorp	1,172,354	25,604
	WisdomTree Investments Inc.	2,446,537	25,175
	Agree Realty Corp.	503,727	24,904
	Summit Hotel Properties Inc.	1,867,073	24,571
	Apollo Commercial Real Estate Finance Inc.	1,483,689	24,288
	Yadkin Financial Corp.	918,129	24,138
	Navigators Group Inc.	245,112	23,756

Union Bankshares Corp.	886,379	23,728
Provident Financial Services Inc.	1,111,853	23,605
Beneficial Bancorp Inc.	1,595,735	23,473
ServisFirst Bancshares Inc.	449,384	23,328
Redwood Trust Inc.	1,640,400	23,228
National General Holdings Corp.	1,041,677	23,167
^ Seritage Growth Properties Class A	450,865	22,850
Ameris Bancorp	651,817	22,781
First Merchants Corp.	843,572	22,566
S&T Bancorp Inc.	774,810	22,462
AMERISAFE Inc.	376,414	22,126
PennyMac Mortgage Investment Trust	1,417,961	22,092
BNC Bancorp	898,656	21,855
Tompkins Financial Corp.	285,904	21,846
Kearny Financial Corp.	1,603,666	21,826
Artisan Partners Asset Management Inc. Class A	802,354	21,824
TFS Financial Corp.	1,218,731	21,706
* St. Joe Co.	1,175,834	21,612
NRG Yield Inc.	1,273,036	21,591
* MBIA Inc.	2,687,282	20,934
* Green Dot Corp. Class A	877,096	20,226
Boston Private Financial Holdings Inc.	1,570,544	20,150
HFF Inc. Class A	724,594	20,064
WSFS Financial Corp.	545,580	19,908
Monmouth Real Estate Investment Corp.	1,391,914	19,863
* Black Knight Financial Services Inc. Class A	484,622	19,821
Safety Insurance Group Inc.	289,563	19,464
Stewart Information Services Corp.	437,336	19,440
Saul Centers Inc.	288,105	19,188
New Senior Investment Group Inc.	1,662,115	19,181
* KCG Holdings Inc. Class A	1,231,486	19,125
Capstead Mortgage Corp.	2,018,724	19,037
Hannon Armstrong Sustainable Infrastructure Capital Inc.	806,354	18,844
Nelnet Inc. Class A	459,511	18,550
Employers Holdings Inc.	613,743	18,308
ARMOUR Residential REIT Inc.	806,418	18,177
Cohen & Steers Inc.	422,856	18,077
Lakeland Financial Corp.	509,654	18,052
First Commonwealth Financial Corp.	1,785,909	18,020
* FNFV Group	1,432,937	17,883
CareTrust REIT Inc.	1,204,821	17,807
Alexander's Inc.	42,234	17,721
Banc of California Inc.	1,007,720	17,595
FelCor Lodging Trust Inc.	2,733,809	17,578
* iStar Inc.	1,616,516	17,345
Infinity Property & Casualty Corp.	207,014	17,106
Getty Realty Corp.	709,178	16,971
Universal Insurance Holdings Inc.	670,889	16,906
Berkshire Hills Bancorp Inc.	605,331	16,774
State Bank Financial Corp.	734,274	16,756
National Storage Affiliates Trust	797,899	16,708
Hanmi Financial Corp.	623,448	16,422
Easterly Government Properties Inc.	852,210	16,260
Cardinal Financial Corp.	622,272	16,235
CenterState Banks Inc.	903,660	16,022
Brookline Bancorp Inc.	1,309,893	15,968
American Capital Mortgage Investment Corp.	924,870	15,899

	Universal Health Realty Income Trust	249,777	15,741
	United Fire Group Inc.	371,237	15,711
	Heartland Financial USA Inc.	430,961	15,545
	Southside Bancshares Inc.	482,636	15,531
	City Holding Co.	308,188	15,499
	Capital Bank Financial Corp.	482,265	15,486
*	Pacific Premier Bancorp Inc.	582,578	15,415
	Maiden Holdings Ltd.	1,213,055	15,394
	Meridian Bancorp Inc.	983,913	15,320
	Central Pacific Financial Corp.	606,125	15,268
	Hersha Hospitality Trust Class A	843,999	15,209
	First Busey Corp.	668,607	15,111
	Tier REIT Inc.	976,289	15,074
*	Third Point Reinsurance Ltd.	1,241,722	14,901
	Sandy Spring Bancorp Inc.	482,887	14,767
	RE/MAX Holdings Inc. Class A	336,156	14,717
	Investors Real Estate Trust	2,464,543	14,664
	Northfield Bancorp Inc.	895,902	14,424
	Chatham Lodging Trust	744,965	14,341
	National Bank Holdings Corp. Class A	613,271	14,332
*,^ LendingTree Inc.		147,843	14,327
*	Piper Jaffray Cos.	295,476	14,271
*	Walker & Dunlop Inc.	562,010	14,196
	Lakeland Bancorp Inc.	1,010,238	14,184
	FBL Financial Group Inc. Class A	204,790	13,100
^	New York Mortgage Trust Inc.	2,175,529	13,097
*	First BanCorp (NYSE)	2,516,207	13,084
	United Financial Bancorp Inc.	937,366	12,973
	First Interstate BancSystem Inc. Class A	409,791	12,913
	Flushing Financial Corp.	543,532	12,893
	Virtus Investment Partners Inc.	131,179	12,837
	InfraREIT Inc.	705,614	12,800
	Opus Bank	358,839	12,692
	MainSource Financial Group Inc.	505,866	12,621
	Armada Hoffler Properties Inc.	940,027	12,596
	TrustCo Bank Corp. NY	1,764,324	12,509
	Stock Yards Bancorp Inc.	379,295	12,502
*	Greenlight Capital Re Ltd. Class A	596,022	12,183
	Greenhill & Co. Inc.	512,263	12,074
^	Independence Realty Trust Inc.	1,339,775	12,058
*	Customers Bancorp Inc.	478,741	12,045
	Oritani Financial Corp.	765,002	12,026
	Urstadt Biddle Properties Inc. Class A	530,878	11,796
	Community Trust Bancorp Inc.	315,430	11,706
*	First Hawaiian Inc.	431,550	11,591
	NRG Yield Inc. Class A	709,886	11,585
	Cedar Realty Trust Inc.	1,601,597	11,531
	Altisource Residential Corp.	1,048,635	11,430
	Anworth Mortgage Asset Corp.	2,309,779	11,364
	Enterprise Financial Services Corp.	362,687	11,334
^	Univest Corp. of Pennsylvania	483,929	11,305
*	INTL. FCStone Inc.	288,350	11,202
	BancFirst Corp.	154,431	11,198
	Silver Bay Realty Trust Corp.	636,129	11,151
	Investment Technology Group Inc.	650,019	11,141
*	EZCORP Inc. Class A	999,221	11,051
*	HomeStreet Inc.	440,610	11,042

	Diamond Hill Investment Group Inc.	59,694	11,031
	CoBiz Financial Inc.	823,419	10,960
	TriCo Bancshares	407,391	10,906
	Washington Trust Bancorp Inc.	270,967	10,898
*,^ Encore Capital Group Inc.		472,449	10,621
	Moelis & Co. Class A	392,653	10,558
*	Flagstar Bancorp Inc.	378,570	10,505
	First Potomac Realty Trust	1,126,094	10,304
	Bryn Mawr Bank Corp.	321,507	10,285
	Ashford Hospitality Trust Inc.	1,742,580	10,264
	James River Group Holdings Ltd.	282,247	10,217
	Heritage Financial Corp.	557,294	10,003
	Independent Bank Group Inc.	223,639	9,878
	ConnectOne Bancorp Inc.	546,168	9,864
	Heritage Commerce Corp.	899,335	9,839
	Camden National Corp.	204,355	9,756
*,^ Nationstar Mortgage Holdings Inc.		658,469	9,752
	Ladder Capital Corp.	735,984	9,744
	Meta Financial Group Inc.	156,911	9,510
	Dime Community Bancshares Inc.	567,013	9,503
*	Ambac Financial Group Inc.	516,038	9,490
	Bridge Bancorp Inc.	331,365	9,474
	First of Long Island Corp.	285,582	9,467
	Horizon Bancorp	320,091	9,404
	National Western Life Group Inc. Class A	45,156	9,274
	OFG Bancorp	902,551	9,125
	Mercantile Bank Corp.	334,701	8,987
*	WMIH Corp.	3,826,097	8,953
*	Seacoast Banking Corp. of Florida	551,635	8,876
*	Altisource Portfolio Solutions SA	273,925	8,875
	First Financial Corp.	217,626	8,853
	Great Southern Bancorp Inc.	216,492	8,811
	CatchMark Timber Trust Inc. Class A	751,681	8,787
	German American Bancorp Inc.	225,640	8,784
^	PJT Partners Inc.	320,230	8,733
*	NMI Holdings Inc. Class A	1,141,958	8,702
	Whitestone REIT	620,016	8,606
	Western Asset Mortgage Capital Corp.	816,602	8,509
	AG Mortgage Investment Trust Inc.	536,867	8,456
	Preferred Bank	232,692	8,319
	Suffolk Bancorp	238,041	8,277
	Gladstone Commercial Corp.	442,076	8,236
*	Marcus & Millichap Inc.	314,926	8,235
	NexPoint Residential Trust Inc.	418,055	8,219
	Waterstone Financial Inc.	483,596	8,216
	Peoples Bancorp Inc.	333,416	8,199
*	Tejon Ranch Co.	332,459	8,085
	Virtu Financial Inc. Class A	534,106	7,996
	UMH Properties Inc.	663,713	7,911
	Preferred Apartment Communities Inc. Class A	583,174	7,879
*,^ Citizens Inc. Class A		840,017	7,863
	OceanFirst Financial Corp.	406,955	7,838
	State National Cos. Inc.	702,191	7,808
	Park Sterling Corp.	956,053	7,763
	QCR Holdings Inc.	241,763	7,674
*	Triumph Bancorp Inc.	385,052	7,639
	Resource Capital Corp.	595,479	7,628

	Heritage Insurance Holdings Inc.	523,218	7,540
	Bank Mutual Corp.	974,772	7,486
	Westwood Holdings Group Inc.	140,530	7,464
*	Forestar Group Inc.	635,517	7,442
	Ashford Hospitality Prime Inc.	527,598	7,439
	First Defiance Financial Corp.	165,546	7,390
	Stonegate Bank	217,048	7,325
	United Community Financial Corp.	1,013,343	7,205
*,^ Cowen Group Inc. Class A		1,977,666	7,179
*	Franklin Financial Network Inc.	191,946	7,179
*	First Foundation Inc.	287,780	7,100
	Southwest Bancorp Inc.	373,430	7,091
	CorEnergy Infrastructure Trust Inc.	241,424	7,081
	Blue Hills Bancorp Inc.	465,487	6,992
*	Ocwen Financial Corp.	1,903,192	6,985
	Independent Bank Corp. Michigan	407,911	6,865
	Financial Institutions Inc.	252,465	6,844
	Dynex Capital Inc.	918,729	6,817
	Arrow Financial Corp.	205,731	6,754
	Arbor Realty Trust Inc.	895,871	6,647
^	Arlington Asset Investment Corp. Class A	449,150	6,643
	Pacific Continental Corp.	392,234	6,597
	City Office REIT Inc.	517,645	6,590
*	CU Bancorp	287,978	6,569
*	TriState Capital Holdings Inc.	405,845	6,554
	Fidelity Southern Corp.	355,940	6,546
^	Fidelity & Guaranty Life	281,678	6,532
	One Liberty Properties Inc.	269,301	6,506
*	Atlantic Capital Bancshares Inc.	424,061	6,352
*	PennyMac Financial Services Inc. Class A	372,844	6,342
	Ares Commercial Real Estate Corp.	495,533	6,244
	First Community Bancshares Inc.	249,700	6,193
	EMC Insurance Group Inc.	229,910	6,191
*	World Acceptance Corp.	126,053	6,182
	RAIT Financial Trust	1,819,930	6,151
	First Bancorp	309,122	6,118
*	HomeTrust Bancshares Inc.	328,097	6,070
	Clifton Bancorp Inc.	396,553	6,063
	RMR Group Inc. Class A	159,504	6,052
	State Auto Financial Corp.	250,533	5,965
*	Xenith Bankshares Inc.	2,581,725	5,964
	Cherry Hill Mortgage Investment Corp.	345,287	5,908
	OneBeacon Insurance Group Ltd. Class A	412,827	5,895
	United Insurance Holdings Corp.	345,313	5,863
	Houlihan Lokey Inc.	231,510	5,799
	West Bancorporation Inc.	295,741	5,797
	1st Source Corp.	159,875	5,707
	People's Utah Bancorp	270,818	5,511
*	Green Bancorp Inc.	496,893	5,431
	Community Healthcare Trust Inc.	246,722	5,408
	Federal Agricultural Mortgage Corp.	136,369	5,387
	American National Bankshares Inc.	191,544	5,354
	HCI Group Inc.	175,262	5,321
*	Allegiance Bancshares Inc.	196,677	5,310
	Newcastle Investment Corp.	1,159,643	5,253
*	HarborOne Bancorp Inc.	330,641	5,211
	Prudential Bancorp Inc.	354,021	5,126

	Peapack Gladstone Financial Corp.	227,470	5,098
*	Safeguard Scientifics Inc.	390,295	5,058
	First Connecticut Bancorp Inc.	283,698	5,047
*	PICO Holdings Inc.	427,879	5,045
*	Nicolet Bankshares Inc.	131,418	5,040
^	Peoples Financial Services Corp.	122,169	4,980
	Bluerock Residential Growth REIT Inc. Class A	381,151	4,955
*	National Commerce Corp.	181,065	4,900
	Kinsale Capital Group Inc.	217,605	4,787
*	ESCROW WINTHROP REALTYTRUST	562,609	4,760
*	Enova International Inc.	491,004	4,753
	Carolina Financial Corp.	212,611	4,750
	Charter Financial Corp.	368,630	4,748
^	National Bankshares Inc.	128,302	4,719
	Federated National Holding Co.	250,169	4,676
*	Regional Management Corp.	215,324	4,662
	Old Second Bancorp Inc.	559,606	4,650
	Consolidated-Tomoka Land Co.	90,494	4,632
*,^ On Deck Capital Inc.		805,148	4,589
*	Bancorp Inc.	699,990	4,494
	National Interstate Corp.	136,300	4,434
	MBT Financial Corp.	489,863	4,433
	Republic Bancorp Inc. Class A	141,426	4,396
	ZAIS Financial Corp.	299,095	4,316
	Timberland Bancorp Inc.	273,570	4,309
*	FRP Holdings Inc.	138,078	4,290
	Guaranty Bancorp	239,324	4,272
	Bank of Marin Bancorp	83,285	4,142
	Baldwin & Lyons Inc.	161,521	4,140
	GAIN Capital Holdings Inc.	669,035	4,135
*	Ladenburg Thalmann Financial Services Inc.	1,773,604	4,097
^	American Farmland Co.	518,243	4,089
	CNB Financial Corp.	191,517	4,053
*	First Northwest Bancorp	300,246	4,050
	Citizens & Northern Corp.	184,137	4,045
	Owens Realty Mortgage Inc.	231,509	4,010
	Great Ajax Corp.	291,892	3,984
	Hingham Institution for Savings	28,760	3,983
*	eHealth Inc.	354,619	3,975
	Ames National Corp.	142,705	3,947
	Ellington Residential Mortgage REIT	301,460	3,913
	MidWestOne Financial Group Inc.	128,802	3,912
^	Orchid Island Capital Inc.	374,756	3,905
	First Mid-Illinois Bancshares Inc.	143,048	3,899
*	MoneyGram International Inc.	547,471	3,887
	Territorial Bancorp Inc.	135,276	3,877
^	Jernigan Capital Inc.	202,133	3,875
	Global Medical REIT Inc.	393,562	3,841
	Macatawa Bank Corp.	476,968	3,811
*	CardConnect Corp.	389,689	3,807
	Sun Bancorp Inc.	164,339	3,790
*	Southern First Bancshares Inc.	136,999	3,778
	Investar Holding Corp.	243,121	3,732
	Heritage Oaks Bancorp	454,038	3,723
	Tiptree Financial Inc. Class A	622,227	3,696
*	NewStar Financial Inc.	380,250	3,692
*	Global Indemnity plc	123,813	3,677

	Reis Inc.	177,658	3,635
^	Wheeler REIT Inc.	2,056,420	3,599
	Shore Bancshares Inc.	301,263	3,549
	Pzena Investment Management Inc. Class A	458,849	3,533
^	Farmland Partners Inc.	313,195	3,508
	Bear State Financial Inc.	380,886	3,500
	ESSA Bancorp Inc.	251,458	3,478
	Farmers Capital Bank Corp.	115,952	3,437
	BankFinancial Corp.	270,307	3,433
	Southern National Bancorp of Virginia Inc.	258,700	3,376
*,^ First Community Financial Partners Inc.		349,176	3,324
	Manning & Napier Inc.	468,536	3,322
	Enterprise Bancorp Inc.	118,604	3,321
*	Cascade Bancorp	545,291	3,304
	First Bancorp Inc.	137,418	3,294
*	First NBC Bank Holding Co.	346,096	3,267
	Bank of Commerce Holdings	442,890	3,189
	Westfield Financial Inc.	415,733	3,180
	Silvercrest Asset Management Group Inc. Class A	264,796	3,143
*	Trinity Place Holdings Inc.	318,717	3,117
*	CommunityOne Bancorp	225,141	3,116
	MidSouth Bancorp Inc.	299,101	3,111
	Sierra Bancorp	165,804	3,110
	Donegal Group Inc. Class A	192,422	3,100
*	Pacific Mercantile Bancorp	416,818	3,072
	Marlin Business Services Corp.	155,534	3,014
*,^ Impac Mortgage Holdings Inc.		223,398	2,947
	FBR & Co.	220,820	2,924
	Provident Financial Holdings Inc.	149,165	2,918
*	BSB Bancorp Inc.	121,357	2,843
	First Financial Northwest Inc.	199,551	2,828
	Associated Capital Group Inc. Class A	78,746	2,792
	Five Oaks Investment Corp.	486,638	2,764
	Bar Harbor Bankshares	74,692	2,743
	Midland States Bancorp Inc.	107,600	2,727
*	Carolina Bank Holdings Inc.	138,316	2,699
*	Entegra Financial Corp.	144,122	2,646
	Penns Woods Bancorp Inc.	58,654	2,608
	First Business Financial Services Inc.	110,487	2,596
	Unity Bancorp Inc.	199,003	2,551
	Home Bancorp Inc.	90,717	2,540
	Central Valley Community Bancorp	158,873	2,520
	Northrim BanCorp Inc.	97,271	2,505
*	AV Homes Inc.	150,347	2,502
*	Equity Bancshares Inc. Class A	95,079	2,466
	Lake Sunapee Bank Group	136,180	2,461
*	Atlas Financial Holdings Inc.	156,036	2,461
	Middleburg Financial Corp.	86,547	2,448
	GAMCO Investors Inc. Class A	85,479	2,434
	C&F Financial Corp.	54,712	2,357
	Ocean Shore Holding Co.	103,428	2,343
	Sotherly Hotels Inc.	439,929	2,314
	Capital City Bank Group Inc.	153,843	2,272
	Calamos Asset Management Inc. Class A	331,838	2,263
*,^ SmartFinancial Inc.		139,194	2,262
^	CPI Card Group Inc.	374,155	2,260
	MutualFirst Financial Inc.	81,343	2,256

	Merchants Bancshares Inc.	69,588	2,254
*	UCP Inc.	252,832	2,227
*	Stratus Properties Inc.	90,559	2,210
*	Republic First Bancorp Inc.	534,080	2,195
	Oppenheimer Holdings Inc. Class A	151,744	2,168
*,^ Walter Investment Management Corp.		533,947	2,168
*,^ Commerce Union Bancshares Inc.		109,466	2,167
	Old Line Bancshares Inc.	109,545	2,161
	Access National Corp.	89,442	2,138
	United Bancorp Inc.	194,803	2,118
	Investors Title Co.	20,745	2,064
	Independence Holding Co.	119,927	2,060
	SI Financial Group Inc.	155,648	2,055
	Gladstone Land Corp.	193,527	2,049
	Century Bancorp Inc. Class A	44,025	1,995
*	Consumer Portfolio Services Inc.	429,604	1,972
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,972
*	Hallmark Financial Services Inc.	188,402	1,939
*	Malvern Bancorp Inc.	116,188	1,938
*	MedEquities Realty Trust Inc.	160,700	1,888
	Global Self Storage Inc.	357,723	1,882
*	MSB Financial Corp.	137,727	1,861
	Orrstown Financial Services Inc.	93,920	1,855
^	United Development Funding IV	578,058	1,850
	Federal Agricultural Mortgage Corp. Class A	38,986	1,831
*	Veritex Holdings Inc.	104,124	1,811
*,^ Centrue Financial Corp.		96,309	1,811
	HopFed Bancorp Inc.	159,165	1,784
*	Performant Financial Corp.	604,499	1,783
	First Internet Bancorp	70,958	1,638
	Medley Management Inc. Class A	192,560	1,619
	Premier Financial Bancorp Inc.	93,897	1,609
	Kingstone Cos. Inc.	171,459	1,583
	FS Bancorp Inc.	53,683	1,568
	1st Constitution Bancorp	112,587	1,554
*	Westbury Bancorp Inc.	75,189	1,485
*	Emergent Capital Inc.	478,440	1,402
*	Ashford Inc.	28,887	1,369
*	Health Insurance Innovations Inc. Class A	259,314	1,361
	Summit State Bank	100,134	1,360
*	Atlantic Coast Financial Corp.	215,724	1,357
*,^ Stonegate Mortgage Corp.		280,184	1,283
	Northeast Bancorp	108,989	1,262
*	Nicholas Financial Inc.	120,764	1,222
*	Maui Land & Pineapple Co. Inc.	184,180	1,208
*	American River Bankshares	111,351	1,207
	First Bancshares Inc.	60,115	1,168
	CB Financial Services Inc.	50,036	1,155
	Urstadt Biddle Properties Inc.	63,312	1,146
	Fifth Street Asset Management Inc.	199,952	1,102
	United Security Bancshares Inc.	102,457	1,085
^	Poage Bankshares Inc.	54,231	1,049
*	Asta Funding Inc.	98,981	1,039
*	Liberty Broadband Corp. Class A	14,799	1,038
*	JW Mays Inc.	22,036	1,038
	Bankwell Financial Group Inc.	42,590	1,009
*,^ FXCM Inc. Class A		109,161	957

*	Coastway Bancorp Inc.	69,446	951
*,^ IZEA Inc.		153,074	899
^	DNB Financial Corp.	33,490	867
*	Conifer Holdings Inc.	103,497	862
	AmeriServ Financial Inc.	261,840	861
	Landmark Bancorp Inc.	32,561	855
*	Jason Industries Inc.	381,176	846
*	Security National Financial Corp. Class A	143,485	838
*	First United Corp.	66,910	828
	Hennessy Advisors Inc.	22,997	816
	PB Bancorp Inc.	92,785	805
	Parke Bancorp Inc.	52,971	790
*	Sunshine Bancorp Inc.	49,692	726
	Manhattan Bridge Capital Inc.	94,264	676
	Mackinac Financial Corp.	58,687	674
	Home Federal Bancorp Inc.	26,980	640
*	Provident Bancorp Inc.	40,760	636
	Citizens Community Bancorp Inc.	52,641	589
*	1347 Property Insurance Holdings Inc.	91,546	576
*,^ Altisource Asset Management Corp.		25,876	479
	Bancorp of New Jersey Inc.	42,022	478
	Sussex Bancorp	26,213	428
	US Global Investors Inc. Class A	226,371	417
	California First National Bancorp	28,965	404
*	FB Financial Corp.	18,771	379
*	Anchor Bancorp Inc.	14,890	377
*,^ Connecture Inc.		200,093	376
	Eagle Bancorp Montana Inc.	25,938	375
	United Community Bancorp	24,599	371
*	First Acceptance Corp.	355,594	359
	Salisbury Bancorp Inc.	11,312	350
*	Melrose Bancorp Inc.	19,964	297
*	National Holdings Corp.	89,836	294
	First Savings Financial Group Inc.	7,979	288
	Chicopee Bancorp Inc.	13,704	254
	United Bancshares Inc.	12,609	252
*	Intersections Inc.	135,176	245
	IF Bancorp Inc.	12,845	239
	Pathfinder Bancorp Inc.	17,572	214
	Wellesley Bank	9,400	206
*	Bay Bancorp Inc.	34,172	188
*	InterGroup Corp.	6,301	152
	WVS Financial Corp.	11,313	144
	Institutional Financial Markets Inc.	102,416	112
*	RMG Networks Holding Corp.	111,292	98
*,^ ZAIS Group Holdings Inc.		40,786	94
*,^ Income Opportunity Realty Investors Inc.		12,550	92
	Atlantic American Corp.	11,780	38
*	Randolph Bancorp Inc.	2,600	35
*	Unico American Corp.	1,600	18
*	Vestin Realty Mortgage II Inc.	6,262	16
*	ITUS Corp.	3,799	15
	National Security Group Inc.	600	11
*	LM Funding America Inc.	1,200	10
	Lake Shore Bancorp Inc.	700	9
	Baldwin & Lyons Inc. Class A	225	5
*	American Realty Investors Inc.	100	1

NorthStar Realty Europe Corp.	22	—
		88,280,169
Health Care (13.3%)
Johnson & Johnson	56,360,968	6,657,921
Pfizer Inc.	124,631,591	4,221,272
Merck & Co. Inc.	56,825,578	3,546,484
UnitedHealth Group Inc.	19,566,978	2,739,377
Amgen Inc.	15,414,180	2,571,239
Medtronic plc	28,625,695	2,473,260
Gilead Sciences Inc.	27,115,091	2,145,346
AbbVie Inc.	33,540,416	2,115,394
* Allergan plc	8,136,419	1,873,899
Bristol-Myers Squibb Co.	34,343,914	1,851,824
* Celgene Corp.	15,914,769	1,663,571
Eli Lilly & Co.	20,412,365	1,638,296
* Biogen Inc.	4,502,296	1,409,354
Thermo Fisher Scientific Inc.	8,084,994	1,285,999
Abbott Laboratories	30,200,847	1,277,194
* Express Scripts Holding Co.	12,947,318	913,174
Aetna Inc.	7,201,854	831,454
Becton Dickinson and Co.	4,365,437	784,600
Stryker Corp.	6,148,297	715,723
Cigna Corp.	5,272,686	687,136
Anthem Inc.	5,403,518	677,115
* Boston Scientific Corp.	27,970,059	665,687
* Regeneron Pharmaceuticals Inc.	1,591,267	639,721
* Intuitive Surgical Inc.	792,313	574,292
* Illumina Inc.	3,012,310	547,216
Humana Inc.	3,064,448	542,070
* Alexion Pharmaceuticals Inc.	4,376,342	536,277
* Edwards Lifesciences Corp.	4,372,095	527,100
Zoetis Inc.	10,134,548	527,098
Zimmer Biomet Holdings Inc.	3,934,066	511,507
* HCA Holdings Inc.	6,660,251	503,715
Baxter International Inc.	10,085,472	480,068
St. Jude Medical Inc.	5,854,295	466,939
* Vertex Pharmaceuticals Inc.	5,094,802	444,318
* Mylan NV	9,326,745	355,536
CR Bard Inc.	1,508,177	338,254
* Incyte Corp.	3,275,058	308,805
* BioMarin Pharmaceutical Inc.	3,333,505	308,416
* Laboratory Corp. of America Holdings	2,091,880	287,592
Dentsply Sirona Inc.	4,821,145	286,521
* Henry Schein Inc.	1,677,565	273,410
Perrigo Co. plc	2,793,279	257,903
* Waters Corp.	1,564,042	247,885
Quest Diagnostics Inc.	2,879,931	243,729
Universal Health Services Inc. Class B	1,837,528	226,420
* DaVita Inc.	3,389,684	223,956
* Centene Corp.	3,328,063	222,847
* Hologic Inc.	5,703,013	221,448
* IDEXX Laboratories Inc.	1,843,719	207,842
* Varian Medical Systems Inc.	1,942,784	193,365
ResMed Inc.	2,885,165	186,930
Cooper Cos. Inc.	992,900	177,987
* Mallinckrodt plc	2,208,190	154,088
Teleflex Inc.	904,985	152,083

*	Quintiles Transnational Holdings Inc.	1,857,094	150,536
*	Alkermes plc	3,103,745	145,969
*	DexCom Inc.	1,642,930	144,019
*	Jazz Pharmaceuticals plc	1,177,648	143,061
*	Align Technology Inc.	1,472,207	138,019
	STERIS plc	1,755,766	128,347
*	MEDNAX Inc.	1,913,444	126,766
	West Pharmaceutical Services Inc.	1,508,270	112,366
*,^ Seattle Genetics Inc.		2,056,616	111,078
*,^ United Therapeutics Corp.		907,012	107,100
*	WellCare Health Plans Inc.	903,381	105,777
*	ABIOMED Inc.	803,015	103,252
*	Alnylam Pharmaceuticals Inc.	1,495,739	101,381
*	Neurocrine Biosciences Inc.	1,823,279	92,331
*,^ Ionis Pharmaceuticals Inc.		2,479,929	90,865
*	Envision Healthcare Holdings Inc.	3,832,198	85,343
	Bio-Techne Corp.	765,208	83,790
*	Endo International plc	4,118,766	82,993
*	Charles River Laboratories International Inc.	958,413	79,874
	Patterson Cos. Inc.	1,721,924	79,105
*	Cepheid	1,495,118	78,778
*	Alere Inc.	1,780,418	76,985
*	Acadia Healthcare Co. Inc.	1,533,430	75,981
*	Amsurg Corp.	1,122,704	75,277
*	PAREXEL International Corp.	1,081,732	75,126
	Hill-Rom Holdings Inc.	1,196,841	74,180
*,^ OPKO Health Inc.		6,985,564	73,977
	HealthSouth Corp.	1,748,530	70,938
*,^ TESARO Inc.		694,844	69,651
*	Bio-Rad Laboratories Inc. Class A	422,050	69,136
*	NuVasive Inc.	1,022,946	68,190
*	Brookdale Senior Living Inc.	3,803,672	66,374
*	Catalent Inc.	2,548,604	65,856
*,^ Sarepta Therapeutics Inc.		1,033,465	63,465
*,^ ACADIA Pharmaceuticals Inc.		1,968,173	62,608
*	Exelixis Inc.	4,864,702	62,220
*	Horizon Pharma plc	3,323,578	60,256
	Healthcare Services Group Inc.	1,409,196	55,776
*,^ Intercept Pharmaceuticals Inc.		329,112	54,169
*	Masimo Corp.	906,452	53,925
	Cantel Medical Corp.	683,830	53,325
*	LifePoint Health Inc.	890,098	52,721
*	Prestige Brands Holdings Inc.	1,083,145	52,283
*	Wright Medical Group NV	2,116,353	51,914
*	Bluebird Bio Inc.	765,408	51,879
*	Medicines Co.	1,373,898	51,851
*,^ Ultragenyx Pharmaceutical Inc.		730,623	51,830
*	Molina Healthcare Inc.	869,241	50,694
*	Integra LifeSciences Holdings Corp.	613,742	50,664
	Bruker Corp.	2,231,971	50,554
*	VWR Corp.	1,759,851	49,909
*	Akorn Inc.	1,828,461	49,844
*	ARIAD Pharmaceuticals Inc.	3,568,800	48,857
*,^ Juno Therapeutics Inc.		1,627,320	48,836
*	Insulet Corp.	1,182,149	48,397
*	Nektar Therapeutics	2,795,187	48,021
*	INC Research Holdings Inc. Class A	1,033,041	46,053

*,^ Kite Pharma Inc.		816,620	45,616
*	Nevro Corp.	436,166	45,531
*	Team Health Holdings Inc.	1,378,561	44,886
	Owens & Minor Inc.	1,280,876	44,485
*	Ironwood Pharmaceuticals Inc. Class A	2,706,426	42,978
*	Neogen Corp.	741,324	41,470
*	Ligand Pharmaceuticals Inc.	400,463	40,871
*	Radius Health Inc.	754,971	40,836
*,^ Exact Sciences Corp.		2,194,157	40,746
*	HMS Holdings Corp.	1,740,243	38,581
*	Penumbra Inc.	507,457	38,562
*	Haemonetics Corp.	1,054,728	38,192
*	Puma Biotechnology Inc.	567,299	38,037
*	ICU Medical Inc.	295,414	37,334
*	Tenet Healthcare Corp.	1,640,277	37,169
*	Impax Laboratories Inc.	1,553,076	36,808
*	Agios Pharmaceuticals Inc.	678,082	35,816
*	PRA Health Sciences Inc.	615,675	34,792
*	Halyard Health Inc.	955,429	33,115
*	NxStage Medical Inc.	1,325,053	33,113
*	Globus Medical Inc.	1,396,447	31,518
*	Depomed Inc.	1,252,254	31,294
*,^ Intrexon Corp.		1,097,996	30,766
*	Ophthotech Corp.	661,497	30,515
*	Five Prime Therapeutics Inc.	573,303	30,093
*	Myriad Genetics Inc.	1,425,566	29,338
*	Sage Therapeutics Inc.	633,396	29,168
*	Spark Therapeutics Inc.	480,204	28,841
*	Alder Biopharmaceuticals Inc.	876,660	28,728
*	Select Medical Holdings Corp.	2,127,389	28,720
*	Zeltiq Aesthetics Inc.	726,899	28,509
*,^ Halozyme Therapeutics Inc.		2,349,987	28,388
*,^ Theravance Biopharma Inc.		770,738	27,932
*	Surgical Care Affiliates Inc.	572,807	27,930
*	Amedisys Inc.	581,304	27,577
*	Magellan Health Inc.	506,783	27,229
*	Omnicell Inc.	699,069	26,774
*,^ Community Health Systems Inc.		2,228,819	25,721
*	Natus Medical Inc.	648,306	25,472
*	Pacira Pharmaceuticals Inc.	733,017	25,084
*	Inogen Inc.	413,340	24,759
*	Cynosure Inc. Class A	481,561	24,531
*,^ Clovis Oncology Inc.		670,610	24,176
*	Supernus Pharmaceuticals Inc.	948,378	23,453
*,^ Cempra Inc.		949,091	22,968
	Analogic Corp.	257,463	22,811
*,^ Array BioPharma Inc.		3,352,538	22,630
	Abaxis Inc.	437,409	22,579
*	Aerie Pharmaceuticals Inc.	594,085	22,421
*	Portola Pharmaceuticals Inc.	984,558	22,359
*,^ TherapeuticsMD Inc.		3,267,558	22,252
*	Air Methods Corp.	700,372	22,055
*	Spectranetics Corp.	876,739	21,997
	CONMED Corp.	548,704	21,981
*	Acceleron Pharma Inc.	605,941	21,929
*,^ Amicus Therapeutics Inc.		2,948,984	21,823
*	Emergent BioSolutions Inc.	687,943	21,691

*	Repligen Corp.	699,930	21,131
*	FibroGen Inc.	1,016,031	21,032
*,^ Endologix Inc.		1,613,894	20,658
*	Merit Medical Systems Inc.	850,071	20,648
*	MacroGenics Inc.	684,906	20,486
*,^ Synergy Pharmaceuticals Inc.		3,566,469	19,651
*	Acorda Therapeutics Inc.	938,588	19,598
	Ensign Group Inc.	964,319	19,412
*	Achillion Pharmaceuticals Inc.	2,333,763	18,904
*	Dermira Inc.	542,483	18,347
*	Insmed Inc.	1,238,107	17,977
*	Xencor Inc.	729,441	17,864
*	Luminex Corp.	783,424	17,799
*,^ Lannett Co. Inc.		659,616	17,526
*,^ Innoviva Inc.		1,591,432	17,490
*,^ MiMedx Group Inc.		2,033,168	17,445
*	AMAG Pharmaceuticals Inc.	702,061	17,208
	Kindred Healthcare Inc.	1,675,219	17,121
*	Healthways Inc.	638,479	16,894
*	PharMerica Corp.	598,437	16,798
*	Vascular Solutions Inc.	344,130	16,597
*	Retrophin Inc.	740,500	16,572
	Meridian Bioscience Inc.	849,272	16,382
*,^ Merrimack Pharmaceuticals Inc.		2,511,344	15,947
*,^ Accelerate Diagnostics Inc.		573,829	15,643
*,^ Lexicon Pharmaceuticals Inc.		862,969	15,594
*	Cardiovascular Systems Inc.	655,504	15,562
*	Orthofix International NV	362,824	15,518
*,^ Pacific Biosciences of California Inc.		1,710,535	15,326
	US Physical Therapy Inc.	244,162	15,309
*	Momenta Pharmaceuticals Inc.	1,299,403	15,190
*	Raptor Pharmaceutical Corp.	1,661,945	14,908
*	HealthStream Inc.	515,079	14,216
*,^ ZIOPHARM Oncology Inc.		2,444,284	13,761
*	Anika Therapeutics Inc.	287,484	13,756
*	Amphastar Pharmaceuticals Inc.	719,162	13,643
*	Vanda Pharmaceuticals Inc.	814,622	13,555
*	Glaukos Corp.	354,822	13,391
*,^ Cerus Corp.		2,134,689	13,256
*,^ Eagle Pharmaceuticals Inc.		189,234	13,246
*,^ Coherus Biosciences Inc.		493,113	13,206
*,^ Inovio Pharmaceuticals Inc.		1,403,621	13,082
*	Adeptus Health Inc. Class A	296,286	12,755
	Atrion Corp.	29,706	12,673
	National HealthCare Corp.	187,782	12,392
*	Quidel Corp.	549,282	12,134
*,^ Heron Therapeutics Inc.		693,028	11,941
*,^ Novavax Inc.		5,653,335	11,759
*	Avexis Inc.	277,743	11,446
*	LHC Group Inc.	306,788	11,314
	PDL BioPharma Inc.	3,331,982	11,162
*	NeoGenomics Inc.	1,353,034	11,122
*	Agenus Inc.	1,529,296	10,980
	CryoLife Inc.	617,141	10,843
*	ANI Pharmaceuticals Inc.	163,303	10,835
*	Genomic Health Inc.	372,549	10,774
*	Lion Biotechnologies Inc.	1,288,575	10,605

*,^ Corcept Therapeutics Inc.		1,629,126	10,589
*	Blueprint Medicines Corp.	352,934	10,482
*	Vitae Pharmaceuticals Inc.	500,982	10,481
*	AtriCure Inc.	656,708	10,389
*	AngioDynamics Inc.	589,175	10,334
*,^ Teladoc Inc.		559,069	10,237
*	Intra-Cellular Therapies Inc. Class A	663,529	10,112
*	BioTelemetry Inc.	538,666	10,003
*	Triple-S Management Corp. Class B	454,694	9,971
*	Accuray Inc.	1,555,699	9,910
*	Flexion Therapeutics Inc.	500,386	9,778
*	GenMark Diagnostics Inc.	824,046	9,724
*	K2M Group Holdings Inc.	543,390	9,662
*	Capital Senior Living Corp.	574,465	9,651
*,^ Global Blood Therapeutics Inc.		418,023	9,635
*	PTC Therapeutics Inc.	673,594	9,437
*	SciClone Pharmaceuticals Inc.	916,234	9,391
*,^ Bellicum Pharmaceuticals Inc.		469,151	9,336
*,^ Omeros Corp.		832,012	9,285
*,^ Progenics Pharmaceuticals Inc.		1,443,266	9,136
*,^ Keryx Biopharmaceuticals Inc.		1,709,334	9,077
*	Arena Pharmaceuticals Inc.	5,027,494	8,798
*	OraSure Technologies Inc.	1,081,125	8,617
*	Cytokinetics Inc.	930,846	8,545
*,^ Celldex Therapeutics Inc.		2,111,434	8,530
*,^ Albany Molecular Research Inc.		510,347	8,426
*	Otonomy Inc.	461,727	8,399
*,^ Arrowhead Pharmaceuticals Inc.		1,138,141	8,365
*,^ Dynavax Technologies Corp.		785,884	8,244
*	Enanta Pharmaceuticals Inc.	308,632	8,213
*	Intersect ENT Inc.	514,671	8,152
*	Surmodics Inc.	266,369	8,015
*	Epizyme Inc.	814,535	8,015
*	Surgery Partners Inc.	394,012	7,975
*,^ Advaxis Inc.		733,234	7,838
*,^ Loxo Oncology Inc.		298,317	7,810
*,^ Novocure Ltd.		896,274	7,654
*	Ardelyx Inc.	588,280	7,612
*	Atara Biotherapeutics Inc.	355,689	7,608
*,^ Sorrento Therapeutics Inc.		977,585	7,567
	Universal American Corp.	978,330	7,484
*,^ Aduro Biotech Inc.		600,653	7,466
*	CorVel Corp.	192,451	7,390
*,^ Geron Corp.		3,208,594	7,251
*,^ Insys Therapeutics Inc.		614,262	7,242
*	Rigel Pharmaceuticals Inc.	1,951,783	7,163
*,^ Minerva Neurosciences Inc.		499,167	7,046
*	NewLink Genetics Corp.	460,879	6,922
*,^ Revance Therapeutics Inc.		425,849	6,903
*	Heska Corp.	126,115	6,864
*,^ Aclaris Therapeutics Inc.		264,547	6,775
	Invacare Corp.	605,446	6,763
*	La Jolla Pharmaceutical Co.	280,672	6,677
*,^ Teligent Inc.		878,432	6,676
*,^ BioCryst Pharmaceuticals Inc.		1,508,238	6,651
*	Almost Family Inc.	179,274	6,592
*,^ Rockwell Medical Inc.		976,290	6,541

*	CoLucid Pharmaceuticals Inc.	170,768	6,515
*	Aratana Therapeutics Inc.	685,970	6,421
*,^ Organovo Holdings Inc.		1,691,277	6,410
*,^ Immunomedics Inc.		1,965,130	6,387
*,^ ConforMIS Inc.		642,370	6,372
*	Sucampo Pharmaceuticals Inc. Class A	516,801	6,362
*,^ CytomX Therapeutics Inc.		403,374	6,325
*	Sangamo BioSciences Inc.	1,357,458	6,285
*	BioScrip Inc.	2,171,248	6,275
*	REGENXBIO Inc.	442,466	6,199
*,^ Foundation Medicine Inc.		264,847	6,184
*	STAAR Surgical Co.	654,148	6,149
*	Spectrum Pharmaceuticals Inc.	1,304,779	6,093
*,^ Aimmune Therapeutics Inc.		398,161	5,972
*	AxoGen Inc.	654,820	5,913
*	Natera Inc.	528,655	5,873
*,^ TG Therapeutics Inc.		744,042	5,759
	LeMaitre Vascular Inc.	289,778	5,749
*	Curis Inc.	2,166,472	5,655
*,^ Corbus Pharmaceuticals Holdings Inc.		831,672	5,647
*,^ Editas Medicine Inc.		415,432	5,600
*	Civitas Solutions Inc.	301,189	5,500
*	Zogenix Inc.	480,757	5,495
*	Clearside Biomedical Inc.	313,777	5,444
*	Versartis Inc.	442,894	5,425
*	Exactech Inc.	197,722	5,344
*,^ OncoMed Pharmaceuticals Inc.		466,877	5,336
*,^ Idera Pharmaceuticals Inc.		2,084,208	5,336
*	Akebia Therapeutics Inc.	588,889	5,329
*,^ BioTime Inc.		1,358,840	5,300
*	NanoString Technologies Inc.	259,814	5,191
*,^ MyoKardia Inc.		316,156	5,166
*	Trevena Inc.	763,223	5,152
*	Collegium Pharmaceutical Inc.	266,846	5,139
*,^ Adamas Pharmaceuticals Inc.		311,807	5,117
*,^ XBiotech Inc.		370,609	4,988
*,^ ImmunoGen Inc.		1,855,353	4,972
*,^ Antares Pharma Inc.		2,899,855	4,872
*,^ Seres Therapeutics Inc.		395,947	4,866
*,^ MediciNova Inc.		645,540	4,835
*	Fluidigm Corp.	601,211	4,816
*	Tobira Therapeutics Inc.	119,567	4,752
*	OvaScience Inc.	655,076	4,690
*	Karyopharm Therapeutics Inc.	468,167	4,555
*	Paratek Pharmaceuticals Inc.	344,143	4,477
	Utah Medical Products Inc.	74,659	4,465
*	RadNet Inc.	599,908	4,439
*,^ NantKwest Inc.		569,512	4,431
*	Esperion Therapeutics Inc.	313,991	4,349
*	BioSpecifics Technologies Corp.	94,947	4,336
*,^ Invitae Corp.		480,592	4,210
*,^ InVivo Therapeutics Holdings Corp.		618,209	4,204
*,^ AAC Holdings Inc.		222,723	3,873
*	Audentes Therapeutics Inc.	215,306	3,835
*	Chimerix Inc.	690,400	3,825
*	Enzo Biochem Inc.	748,568	3,810
*	ArQule Inc.	2,100,471	3,760

*	Ignyta Inc.	595,436	3,745
*	ChemoCentryx Inc.	619,629	3,743
*	Edge Therapeutics Inc.	357,861	3,725
*	Addus HomeCare Corp.	141,319	3,697
*	Invuity Inc.	266,662	3,659
*	Stemline Therapeutics Inc.	336,020	3,639
*	American Renal Associates Holdings Inc.	196,552	3,591
*	Quorum Health Corp.	570,493	3,577
*	Inotek Pharmaceuticals Corp.	372,534	3,532
*	Durect Corp.	2,534,533	3,523
*	Medgenics Inc.	628,869	3,503
*	Proteostasis Therapeutics Inc.	223,775	3,489
*	Concert Pharmaceuticals Inc.	342,354	3,461
*	Cascadian Therapeutics Inc.	2,107,861	3,457
*,^ MannKind Corp.		5,358,134	3,322
	Digirad Corp.	646,736	3,298
*,^ Cara Therapeutics Inc.		393,214	3,283
*,^ Nobilis Health Corp.		971,667	3,255
*	Cutera Inc.	260,193	3,102
*,^ Mirati Therapeutics Inc.		466,828	3,086
*,^ Athersys Inc.		1,447,833	3,084
*,^ Voyager Therapeutics Inc.		254,663	3,059
*	RTI Surgical Inc.	976,317	3,056
*	Tandem Diabetes Care Inc.	396,621	3,038
*	Lantheus Holdings Inc.	365,773	3,029
*	FONAR Corp.	145,405	2,987
*	IRIDEX Corp.	203,451	2,948
*	Dimension Therapeutics Inc.	367,403	2,936
*,^ Sientra Inc.		323,353	2,907
*	Pfenex Inc.	322,886	2,890
*,^ BioDelivery Sciences International Inc.		1,052,661	2,842
*,^ AcelRx Pharmaceuticals Inc.		714,146	2,778
*	PharmAthene Inc.	957,039	2,775
*,^ Synthetic Biologics Inc.		1,576,243	2,711
*	Tetraphase Pharmaceuticals Inc.	696,191	2,666
*,^ Intellia Therapeutics Inc.		156,417	2,662
*,^ Vital Therapies Inc.		431,124	2,639
*	Corvus Pharmaceuticals Inc.	157,500	2,591
*	Entellus Medical Inc.	113,682	2,521
*,^ Anavex Life Sciences Corp.		691,391	2,510
*,^ Trovagene Inc.		553,206	2,484
*	Regulus Therapeutics Inc.	745,540	2,460
*,^ Argos Therapeutics Inc.		494,519	2,458
*,^ Veracyte Inc.		315,290	2,399
*	Harvard Bioscience Inc.	878,204	2,389
*,^ T2 Biosystems Inc.		329,700	2,387
	Psychemedics Corp.	119,907	2,379
*,^ Ocular Therapeutix Inc.		345,571	2,374
*	Syndax Pharmaceuticals Inc.	154,100	2,336
*,^ Bio-Path Holdings Inc.		1,668,203	2,336
*	Anthera Pharmaceuticals Inc.	734,921	2,315
*,^ Egalet Corp.		303,746	2,312
*	Flex Pharma Inc.	193,812	2,283
*,^ Abeona Therapeutics Inc.		380,338	2,282
*,^ Endocyte Inc.		720,392	2,226
*,^ CytoSorbents Corp.		338,449	2,166
*	Assembly Biosciences Inc.	300,412	2,166

*	Derma Sciences Inc.	460,614	2,151
*,^ Titan Pharmaceuticals Inc.		365,642	2,150
*,^ Zynerba Pharmaceuticals Inc.		164,012	2,140
*	Applied Genetic Technologies Corp.	215,957	2,112
*	Genocea Biosciences Inc.	412,485	2,112
*	Chembio Diagnostics Inc.	281,061	2,071
*,^ VIVUS Inc.		1,793,335	2,044
*	Senseonics Holdings Inc.	520,900	2,032
*,^ Navidea Biopharmaceuticals Inc.		2,166,979	1,984
*	GlycoMimetics Inc.	270,870	1,937
*	Zafgen Inc.	581,912	1,926
*,^ CorMedix Inc.		759,664	1,914
*,^ Bovie Medical Corp.		362,698	1,890
*	EndoChoice Holdings Inc.	236,545	1,888
*	Catalyst Pharmaceuticals Inc.	1,715,282	1,870
*,^ Avinger Inc.		390,973	1,865
*	pSivida Corp.	618,686	1,862
*,^ XOMA Corp.		4,013,259	1,842
*	Agile Therapeutics Inc.	259,723	1,813
*	Kura Oncology Inc.	287,100	1,794
*,^ iRadimed Corp.		104,676	1,778
*	SeaSpine Holdings Corp.	175,294	1,772
*,^ Tenax Therapeutics Inc.		761,768	1,752
*	Peregrine Pharmaceuticals Inc.	4,061,223	1,746
*	Vericel Corp.	622,509	1,743
*	Dipexium Pharmaceuticals Inc.	118,529	1,719
*,^ VBI Vaccines Inc.		499,775	1,679
*	Alliance HealthCare Services Inc.	244,607	1,678
*,^ ViewRay Inc.		369,163	1,669
*,^ Axsome Therapeutics Inc.		207,300	1,634
*,^ Galena Biopharma Inc.		4,632,270	1,623
*	Recro Pharma Inc.	181,202	1,602
*,^ Alimera Sciences Inc.		1,059,192	1,578
*,^ Ohr Pharmaceutical Inc.		553,726	1,567
*	SCYNEXIS Inc.	404,561	1,566
*,^ Fortress Biotech Inc.		526,032	1,562
*	Five Star Quality Care Inc.	814,554	1,556
*,^ Asterias Biotherapeutics Inc.		365,638	1,550
*,^ Aegerion Pharmaceuticals Inc.		515,621	1,531
*,^ CTI BioPharma Corp.		4,064,211	1,521
^	Osiris Therapeutics Inc.	304,647	1,511
*,^ Neos Therapeutics Inc.		225,948	1,487
*	Dicerna Pharmaceuticals Inc.	250,016	1,470
*	Aviragen Therapeutics Inc.	765,307	1,469
*	Cidara Therapeutics Inc.	126,588	1,449
*,^ ContraFect Corp.		584,301	1,449
*	Eiger BioPharmaceuticals Inc.	106,135	1,421
*	Kindred Biosciences Inc.	283,866	1,411
*	Immune Design Corp.	185,675	1,407
*,^ Actinium Pharmaceuticals Inc.		1,035,975	1,399
*	Fate Therapeutics Inc.	436,806	1,363
*	Infinity Pharmaceuticals Inc.	867,413	1,353
*,^ Sophiris Bio Inc.		431,910	1,343
*,^ Biolase Inc.		763,675	1,336
*	Nivalis Therapeutics Inc.	161,630	1,314
*	Juniper Pharmaceuticals Inc.	236,637	1,313
*,^ NanoViricides Inc.		765,867	1,294

*,^ Repros Therapeutics Inc.		613,773	1,283
*	Adverum Biotechnologies Inc.	309,016	1,270
*,^ Corindus Vascular Robotics Inc.		1,143,490	1,269
*	vTv Therapeutics Inc. Class A	174,907	1,258
*	Corium International Inc.	221,335	1,244
*	Genesis Healthcare Inc.	454,734	1,214
*	aTyr Pharma Inc.	369,242	1,174
*,^ Achaogen Inc.		242,566	1,162
*,^ Adamis Pharmaceuticals Corp.		337,683	1,158
*	CareDx Inc.	304,778	1,082
*,^ Proteon Therapeutics Inc.		112,124	1,046
*	Aptevo Therapeutics Inc.	407,639	1,044
*	KemPharm Inc.	231,934	1,041
*	MEI Pharma Inc.	589,711	1,038
*	Sunesis Pharmaceuticals Inc.	236,209	1,032
*	Pain Therapeutics Inc.	1,028,668	1,029
*,^ Tracon Pharmaceuticals Inc.		145,185	981
*	Catabasis Pharmaceuticals Inc.	157,292	969
*,^ Second Sight Medical Products Inc.		273,120	961
*	Selecta Biosciences Inc.	64,400	918
*,^ Chiasma Inc.		308,565	907
*	Alphatec Holdings Inc.	95,582	899
*	Verastem Inc.	674,194	897
*	AVEO Pharmaceuticals Inc.	973,846	867
	Span-America Medical Systems Inc.	46,312	866
*	InfuSystem Holdings Inc.	309,333	857
*	Cumberland Pharmaceuticals Inc.	170,595	855
*	BrainStorm Cell Therapeutics Inc.	345,909	827
*	ADMA Biologics Inc.	113,243	821
*	Aldeyra Therapeutics Inc.	102,570	805
*,^ Ampio Pharmaceuticals Inc.		1,061,384	786
*,^ Madrigal Pharmaceuticals Inc.		61,803	784
*,^ Orexigen Therapeutics Inc.		224,825	746
*	Ocera Therapeutics Inc.	264,414	701
*	Conatus Pharmaceuticals Inc.	349,478	699
*	CAS Medical Systems Inc.	406,350	695
*	Cymabay Therapeutics Inc.	357,962	694
*	IsoRay Inc.	958,560	690
*,^ Vermillion Inc.		526,448	684
*,^ Fibrocell Science Inc.		943,611	679
*	Palatin Technologies Inc.	1,022,682	643
*,^ OncoSec Medical Inc.		373,359	638
*,^ ContraVir Pharmaceuticals Inc.		595,741	637
	AdCare Health Systems Inc.	298,748	627
*	Calithera Biosciences Inc.	192,894	627
*	Rexahn Pharmaceuticals Inc.	2,865,769	602
*,^ Neuralstem Inc.		1,864,648	597
*,^ Mast Therapeutics Inc.		4,897,605	539
*,^ Threshold Pharmaceuticals Inc.		781,347	529
*	Cogentix Medical Inc.	289,122	526
	Daxor Corp.	66,468	523
*,^ CEL-SCI Corp.		1,667,390	509
*,^ Reata Pharmaceuticals Inc. Class A		18,872	497
*,^ CytRx Corp.		837,449	493
*	Imprimis Pharmaceuticals Inc.	127,579	486
*	Retractable Technologies Inc.	177,584	463
*,^ Unilife Corp.		219,877	462

*,^ Marinus Pharmaceuticals Inc.		236,326	430
	Diversicare Healthcare Services Inc.	42,483	418
*,^ Immune Pharmaceuticals Inc.		1,469,500	411
*,^ Northwest Biotherapeutics Inc.		745,768	407
*,^ iBio Inc.		695,887	390
*	Oncobiologics Inc.	90,848	386
*	Cerulean Pharma Inc.	370,392	378
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	374
*	Vical Inc.	122,328	372
*	Misonix Inc.	67,238	356
*,^ Galectin Therapeutics Inc.		301,736	341
*	Tonix Pharmaceuticals Holding Corp.	477,730	333
*,^ Caladrius Biosciences Inc.		70,518	327
*	MGC Diagnostics Corp.	46,649	322
*	GTx Inc.	410,348	321
*	Alliqua BioMedical Inc.	389,775	304
*	Celsion Corp.	243,540	297
*	Opexa Therapeutics Inc.	91,633	296
*	TearLab Corp. Class A	440,054	286
*,^ Cytori Therapeutics Inc.		140,134	285
*,^ Cancer Genetics Inc.		161,588	283
*,^ Evoke Pharma Inc.		122,519	277
*	Hemispherx Biopharma Inc.	218,836	274
*	CASI Pharmaceuticals Inc.	234,502	260
*	Biodel Inc.	601,066	260
*,^ Viking Therapeutics Inc.		180,700	257
*	Dextera Surgical Inc.	131,488	249
*,^ Aethlon Medical Inc.		49,607	248
*	Provectus Biopharmaceuticals Inc. Class A	2,489,017	247
*,^ Oculus Innovative Sciences Inc.		56,483	245
*	Windtree Therapeutics Inc.	92,924	239
*	Oncocyte Corp.	44,853	226
*,^ OncoGenex Pharmaceuticals Inc.		428,542	217
*	Mirna Therapeutics Inc.	110,271	217
*	Mateon Therapeutics Inc.	343,666	213
*	Biostage Inc.	197,422	211
*,^ Apricus Biosciences Inc.		537,851	182
*	Electromed Inc.	38,975	177
*,^ Joint Corp.		70,675	170
*	ARCA biopharma Inc.	56,421	163
*	Catalyst Biosciences Inc.	130,657	158
*	HTG Molecular Diagnostics Inc.	62,008	144
*,^ Presbia plc		29,000	136
*,^ Sunshine Heart Inc.		238,112	136
*	ImmuCell Corp.	17,533	136
*	Biocept Inc.	73,438	117
*	USMD Holdings Inc.	5,047	114
*	Novan Inc.	5,479	111
*,^ Arcadia Biosciences Inc.		56,953	109
*	Carbylan Therapeutics Inc.	223,070	103
*	Acura Pharmaceuticals Inc.	61,759	99
*	AmpliPhi Biosciences Corp.	62,900	94
*	Ritter Pharmaceuticals Inc.	55,031	92
*,^ BioLife Solutions Inc.		45,286	83
*	BioPharmX Corp.	144,070	80
*	Capricor Therapeutics Inc.	22,871	76
*,^ Bellerophon Therapeutics Inc.		53,719	75

*,^ EyeGate Pharmaceuticals Inc.		37,937	66
*,^ Cleveland BioLabs Inc.		35,225	61
*	RXi Pharmaceuticals Corp.	33,046	60
*,^ Amedica Corp.		63,179	59
*,^ Cyclacel Pharmaceuticals Inc.		9,608	58
*	Arrhythmia Research Technology Inc.	12,440	52
*	ImmunoCellular Therapeutics Ltd.	422,084	50
*,^ Zosano Pharma Corp.		64,011	49
*	Aeglea BioTherapeutics Inc.	6,383	41
*	Milestone Scientific Inc.	14,945	32
*,^ Pulmatrix Inc.		17,594	29
*	Oragenics Inc.	61,557	28
*,^ ASTERIAS BIOTHERAPEUTICS INC WARRANTS EXP 9/30/16		52,036	27
*	Cerecor Inc.	5,222	21
*,^ Jaguar Animal Health Inc.		15,901	20
*	Atossa Genetics Inc.	7,755	16
*	Histogenics Corp.	4,270	14
*	Xtant Medical Holdings Inc.	11,500	13
*	Pro-Dex Inc.	2,700	12
*	Roka Bioscience Inc.	13,614	9
*	Medovex Corp.	5,693	8
*	OpGen Inc.	2,146	4
*	Onconova Therapeutics Inc.	718	2
			62,061,304
Industrials (12.7%)
	General Electric Co.	183,863,099	5,446,025
	3M Co.	12,395,991	2,184,546
	Honeywell International Inc.	15,590,394	1,817,684
	Union Pacific Corp.	17,100,315	1,667,794
	United Technologies Corp.	16,334,858	1,659,622
	Boeing Co.	12,175,398	1,603,987
	United Parcel Service Inc. Class B	14,400,165	1,574,802
	Accenture plc Class A	12,781,195	1,561,479
	Lockheed Martin Corp.	5,126,024	1,228,810
	Caterpillar Inc.	11,973,154	1,062,857
	Danaher Corp.	12,755,870	999,933
*	PayPal Holdings Inc.	23,552,766	964,957
*	Johnson Controls International plc	19,146,183	890,872
	FedEx Corp.	4,912,554	858,125
	General Dynamics Corp.	5,329,623	826,944
	Raytheon Co.	6,070,536	826,382
	Northrop Grumman Corp.	3,670,939	785,397
	Automatic Data Processing Inc.	8,897,876	784,793
	Illinois Tool Works Inc.	6,530,368	782,599
	Emerson Electric Co.	13,200,904	719,581
	Eaton Corp. plc	9,367,766	615,556
	CSX Corp.	19,520,652	595,380
	Norfolk Southern Corp.	6,017,475	584,056
	Waste Management Inc.	9,090,540	579,613
	Deere & Co.	6,126,047	522,858
	Fidelity National Information Services Inc.	6,713,770	517,162
	TE Connectivity Ltd.	7,320,755	471,310
*	LinkedIn Corp. Class A	2,464,759	471,065
*	Fiserv Inc.	4,538,889	451,483
	Cummins Inc.	3,483,093	446,358
	Sherwin-Williams Co.	1,608,451	444,994
	PACCAR Inc.	7,179,042	421,984

Amphenol Corp. Class A	6,306,061	409,389
Paychex Inc.	6,657,225	385,254
Roper Technologies Inc.	2,076,586	378,915
Ingersoll-Rand plc	5,275,263	358,401
Parker-Hannifin Corp.	2,748,187	344,980
Rockwell Automation Inc.	2,673,036	327,019
Fortive Corp.	6,377,869	324,634
Agilent Technologies Inc.	6,678,646	314,497
* FleetCor Technologies Inc.	1,796,353	312,080
Vulcan Materials Co.	2,725,954	310,023
* TransDigm Group Inc.	1,041,256	301,048
Ball Corp.	3,586,521	293,915
Waste Connections Inc.	3,588,449	268,057
* Verisk Analytics Inc. Class A	3,179,806	258,455
WestRock Co.	5,166,743	250,484
Republic Services Inc. Class A	4,937,533	249,099
Fastenal Co.	5,896,240	246,345
* Alliance Data Systems Corp.	1,145,833	245,816
Global Payments Inc.	3,142,623	241,228
WW Grainger Inc.	1,065,635	239,597
Acuity Brands Inc.	898,312	237,693
Masco Corp.	6,807,341	233,560
Dover Corp.	3,167,836	233,279
Martin Marietta Materials Inc.	1,300,667	232,962
AMETEK Inc.	4,852,851	231,869
* Mettler-Toledo International Inc.	544,347	228,533
Rockwell Collins Inc.	2,672,134	225,368
Pentair plc	3,396,592	218,197
L-3 Communications Holdings Inc.	1,424,711	214,747
CH Robinson Worldwide Inc.	2,927,096	206,243
Kansas City Southern	2,208,098	206,060
Textron Inc.	4,957,977	197,080
Cintas Corp.	1,723,519	194,068
Expeditors International of Washington Inc.	3,724,412	191,882
Xylem Inc.	3,627,495	190,262
Sealed Air Corp.	4,029,697	184,641
Fortune Brands Home & Security Inc.	3,157,603	183,457
Xerox Corp.	17,892,429	181,250
* Vantiv Inc. Class A	3,200,356	180,084
* Crown Holdings Inc.	2,926,613	167,080
Broadridge Financial Solutions Inc.	2,401,740	162,814
Valspar Corp.	1,505,148	159,651
Total System Services Inc.	3,382,957	159,506
Packaging Corp. of America	1,946,463	158,170
Fluor Corp.	2,909,124	149,296
AO Smith Corp.	1,510,485	149,221
JB Hunt Transport Services Inc.	1,838,344	149,163
Huntington Ingalls Industries Inc.	962,360	147,645
* Trimble Navigation Ltd.	5,130,242	146,520
IDEX Corp.	1,542,133	144,297
* CoStar Group Inc.	665,780	144,161
Wabtec Corp.	1,751,089	142,976
* United Rentals Inc.	1,779,578	139,679
* Stericycle Inc.	1,742,664	139,657
* Sensata Technologies Holding NV	3,586,698	139,092
Jack Henry & Associates Inc.	1,608,602	137,616
Carlisle Cos. Inc.	1,319,098	135,300

	Allegion plc	1,954,457	134,682
	Lennox International Inc.	846,123	132,867
*	Jacobs Engineering Group Inc.	2,547,031	131,732
*	HD Supply Holdings Inc.	4,090,919	130,828
	Flowserve Corp.	2,669,958	128,799
	Owens Corning	2,350,311	125,483
	PerkinElmer Inc.	2,234,128	125,357
	Macquarie Infrastructure Corp.	1,498,836	124,763
	Hubbell Inc. Class B	1,132,231	121,987
*	Arrow Electronics Inc.	1,872,256	119,768
*	Spirit AeroSystems Holdings Inc. Class A	2,664,173	118,662
*	Keysight Technologies Inc.	3,540,899	112,211
*	Berry Plastics Group Inc.	2,500,172	109,633
	Avnet Inc.	2,633,666	108,138
	Sonoco Products Co.	2,035,361	107,528
	Nordson Corp.	1,047,536	104,366
	B/E Aerospace Inc.	2,015,196	104,105
	ManpowerGroup Inc.	1,427,831	103,175
	MDU Resources Group Inc.	4,045,544	102,919
	Donaldson Co. Inc.	2,716,329	101,401
	AptarGroup Inc.	1,290,746	99,917
	Toro Co.	2,131,188	99,825
	Bemis Co. Inc.	1,940,633	98,992
*	Old Dominion Freight Line Inc.	1,426,315	97,859
	Robert Half International Inc.	2,560,476	96,940
*	AECOM	3,231,083	96,060
*	First Data Corp. Class A	6,996,648	92,076
	Graphic Packaging Holding Co.	6,566,000	91,858
	Orbital ATK Inc.	1,200,056	91,480
	FLIR Systems Inc.	2,819,847	88,600
	Allison Transmission Holdings Inc.	3,052,153	87,536
	Cognex Corp.	1,654,806	87,473
	Hexcel Corp.	1,911,979	84,701
*	WEX Inc.	783,059	84,641
	Oshkosh Corp.	1,507,347	84,411
*	Quanta Services Inc.	3,013,578	84,350
	Graco Inc.	1,139,345	84,312
*	Euronet Worldwide Inc.	1,007,001	82,403
	Booz Allen Hamilton Holding Corp. Class A	2,574,171	81,370
*	Genesee & Wyoming Inc. Class A	1,165,483	80,360
	Lincoln Electric Holdings Inc.	1,271,633	79,630
	Trinity Industries Inc.	3,133,942	75,779
	EMCOR Group Inc.	1,263,984	75,359
	MAXIMUS Inc.	1,320,829	74,706
*,^ XPO Logistics Inc.		2,033,412	74,565
	Curtiss-Wright Corp.	811,592	73,944
	Watsco Inc.	522,306	73,593
	Eagle Materials Inc.	944,111	72,980
	Ryder System Inc.	1,095,940	72,277
	Jabil Circuit Inc.	3,311,688	72,261
	BWX Technologies Inc.	1,879,295	72,109
^	MSC Industrial Direct Co. Inc. Class A	977,931	71,790
*	Zebra Technologies Corp.	1,026,976	71,488
	AGCO Corp.	1,445,104	71,273
*	CoreLogic Inc.	1,805,953	70,829
*	Genpact Ltd.	2,916,470	69,849
	Woodward Inc.	1,112,346	69,499

*	Teledyne Technologies Inc.	642,323	69,326
	Deluxe Corp.	1,016,796	67,942
	World Fuel Services Corp.	1,458,494	67,470
	nelley & Sons Co.	4,284,493	67,352
	National Instruments Corp.	2,370,843	67,332
	ITT Inc.	1,865,994	66,877
*	Kirby Corp.	1,059,598	65,865
	CLARCOR Inc.	991,506	64,448
*	TransUnion	1,867,043	64,413
	Crane Co.	1,020,218	64,284
*	Owens-Illinois Inc.	3,437,421	63,214
	Chicago Bridge & Iron Co. NV	2,174,194	60,943
	Valmont Industries Inc.	447,004	60,153
	Air Lease Corp. Class A	2,081,527	59,490
	Belden Inc.	858,716	59,243
	Littelfuse Inc.	458,357	59,041
*	USG Corp.	2,264,402	58,535
	Landstar System Inc.	855,294	58,228
*	IPG Photonics Corp.	703,618	57,943
*	Colfax Corp.	1,830,312	57,527
	EnerSys	821,150	56,815
	Regal Beloit Corp.	940,731	55,964
	HEICO Corp. Class A	923,502	55,881
	Joy Global Inc.	2,000,858	55,504
*	Louisiana-Pacific Corp.	2,918,814	54,961
*	Coherent Inc.	493,069	54,504
	Terex Corp.	2,121,680	53,912
	Convergys Corp.	1,750,153	53,240
*	WESCO International Inc.	849,539	52,238
	Timken Co.	1,466,042	51,517
*	Clean Harbors Inc.	1,064,866	51,092
*	Generac Holdings Inc.	1,354,883	49,182
*	Universal Display Corp.	866,372	48,092
*,^ Cimpress NV		475,128	48,073
*,^ Ambarella Inc.		642,795	47,316
	Kennametal Inc.	1,620,112	47,016
	KBR Inc.	3,044,433	46,062
*	Esterline Technologies Corp.	594,186	45,182
*	WageWorks Inc.	736,516	44,861
	Silgan Holdings Inc.	867,893	43,907
*	Sanmina Corp.	1,530,507	43,574
	ABM Industries Inc.	1,094,668	43,458
	Barnes Group Inc.	1,060,676	43,010
*	Itron Inc.	762,613	42,523
*	Rexnord Corp.	1,949,028	41,729
	Tetra Tech Inc.	1,162,109	41,220
*	Cardtronics plc Class A	916,469	40,875
	John Bean Technologies Corp.	578,728	40,829
	Universal Forest Products Inc.	411,064	40,486
*	Moog Inc. Class A	677,305	40,327
*	Masonite International Corp.	647,255	40,240
	Granite Construction Inc.	806,731	40,127
*	MasTec Inc.	1,338,976	39,821
	UniFirst Corp.	295,498	38,964
	Mueller Water Products Inc. Class A	3,080,074	38,655
	G&K Services Inc. Class A	404,671	38,642
*	FTI Consulting Inc.	863,272	38,467

	Vishay Intertechnology Inc.	2,723,486	38,374
	Mueller Industries Inc.	1,179,946	38,254
	GATX Corp.	855,514	38,113
*	Advisory Board Co.	845,766	37,840
*	KLX Inc.	1,071,969	37,733
	Covanta Holding Corp.	2,447,277	37,664
	MSA Safety Inc.	637,223	36,984
*	Anixter International Inc.	570,202	36,778
*	On Assignment Inc.	1,005,465	36,488
	Watts Water Technologies Inc. Class A	562,341	36,462
	Simpson Manufacturing Co. Inc.	829,091	36,439
	Knight Transportation Inc.	1,270,016	36,437
	CEB Inc.	664,848	36,214
	AZZ Inc.	549,161	35,844
	Matson Inc.	891,991	35,573
*	RBC Bearings Inc.	461,487	35,295
	Brink's Co.	951,499	35,282
*	DigitalGlobe Inc.	1,280,044	35,201
*	Trex Co. Inc.	598,556	35,147
*	Armstrong World Industries Inc.	849,254	35,091
*	Swift Transportation Co.	1,631,933	35,038
	Applied Industrial Technologies Inc.	746,505	34,892
	Brady Corp. Class A	956,803	33,115
*	Imperva Inc.	604,694	32,478
	Franklin Electric Co. Inc.	793,695	32,311
*	ExlService Holdings Inc.	644,396	32,117
	Greif Inc. Class A	639,210	31,698
*	Fabrinet	709,122	31,620
*	AMN Healthcare Services Inc.	982,459	31,311
*	Plexus Corp.	668,477	31,271
	Otter Tail Corp.	899,472	31,113
*,^ Smith & Wesson Holding Corp.		1,153,443	30,670
*	TASER International Inc.	1,071,666	30,660
*	NeuStar Inc. Class A	1,107,678	29,453
*	Proto Labs Inc.	484,577	29,031
*	LifeLock Inc.	1,704,860	28,846
*	Summit Materials Inc. Class A	1,545,377	28,667
	Triumph Group Inc.	1,017,345	28,364
*	MACOM Technology Solutions Holdings Inc.	661,598	28,012
*	Hub Group Inc. Class A	675,325	27,526
	Mobile Mini Inc.	903,473	27,285
	Forward Air Corp.	619,227	26,788
	Apogee Enterprises Inc.	596,159	26,642
	Actuant Corp. Class A	1,142,998	26,563
*	Huron Consulting Group Inc.	440,167	26,304
*	II-VI Inc.	1,070,365	26,042
*	TopBuild Corp.	782,540	25,980
	Methode Electronics Inc.	733,476	25,650
	Exponent Inc.	500,161	25,538
*,^ Knowles Corp.		1,806,110	25,376
*	Benchmark Electronics Inc.	1,010,621	25,215
*	SPX FLOW Inc.	812,532	25,123
	Insperity Inc.	344,776	25,045
	EnPro Industries Inc.	440,661	25,038
	Astec Industries Inc.	416,293	24,923
	Albany International Corp.	583,002	24,708
*	Gibraltar Industries Inc.	662,716	24,620

*	OSI Systems Inc.	372,551	24,357
*	Headwaters Inc.	1,437,402	24,321
	Kaman Corp.	548,294	24,081
	Standex International Corp.	255,640	23,741
*	Aerojet Rocketdyne Holdings Inc.	1,344,611	23,638
*,^ Navistar International Corp.		1,031,629	23,614
	Aircastle Ltd.	1,185,928	23,553
	AAON Inc.	810,561	23,360
	Tennant Co.	357,852	23,189
	Cubic Corp.	490,601	22,965
*	American Woodmark Corp.	283,954	22,878
	ESCO Technologies Inc.	487,387	22,625
	Sturm Ruger & Co. Inc.	390,691	22,566
*	Rogers Corp.	367,069	22,421
	Comfort Systems USA Inc.	763,932	22,391
	Korn/Ferry International	1,058,857	22,236
*	Atlas Air Worldwide Holdings Inc.	511,626	21,908
	EVERTEC Inc.	1,300,762	21,827
*	Sykes Enterprises Inc.	759,455	21,363
*	BMC Stock Holdings Inc.	1,188,738	21,076
*	Paylocity Holding Corp.	473,911	21,070
	AAR Corp.	668,493	20,937
*	Meritor Inc.	1,856,284	20,660
	Werner Enterprises Inc.	885,220	20,599
*,^ Inovalon Holdings Inc. Class A		1,381,778	20,326
*	Boise Cascade Co.	799,984	20,320
	CIRCOR International Inc.	336,998	20,072
*	Navigant Consulting Inc.	986,957	19,956
	US Ecology Inc.	441,292	19,788
	Multi-Color Corp.	299,062	19,738
*	Builders FirstSource Inc.	1,712,213	19,708
*	TrueBlue Inc.	868,084	19,671
	Greenbrier Cos. Inc.	545,064	19,241
*	TriNet Group Inc.	872,121	18,864
*	Wabash National Corp.	1,317,761	18,765
*	Team Inc.	572,160	18,715
	Badger Meter Inc.	558,144	18,703
	ManTech International Corp. Class A	495,925	18,691
	Heartland Express Inc.	978,885	18,481
*	Press Ganey Holdings Inc.	454,278	18,353
	Primoris Services Corp.	859,708	17,710
*	Rofin-Sinar Technologies Inc.	549,313	17,677
*	Tutor Perini Corp.	819,736	17,600
	Advanced Drainage Systems Inc.	727,299	17,499
*	Astronics Corp.	386,360	17,406
*	PHH Corp.	1,198,688	17,321
*	Continental Building Products Inc.	824,130	17,298
*	Babcock & Wilcox Enterprises Inc.	1,047,452	17,283
*	Patrick Industries Inc.	278,978	17,274
	Raven Industries Inc.	736,308	16,957
*	TriMas Corp.	910,437	16,943
*	Lydall Inc.	323,341	16,532
	Federal Signal Corp.	1,236,945	16,402
*	TTM Technologies Inc.	1,428,177	16,353
*	ICF International Inc.	368,645	16,338
	Harsco Corp.	1,642,003	16,305
*	Veeco Instruments Inc.	830,041	16,294

	Essendant Inc.	781,873	16,044
	MTS Systems Corp.	342,864	15,782
^	Lindsay Corp.	212,181	15,697
	Argan Inc.	265,061	15,689
	Quad/Graphics Inc.	581,051	15,526
*	Saia Inc.	509,763	15,273
*	SPX Corp.	750,829	15,122
	Sun Hydraulics Corp.	465,744	15,030
*	Installed Building Products Inc.	415,585	14,907
	McGrath RentCorp	466,620	14,797
*	Wesco Aircraft Holdings Inc.	1,100,569	14,781
*	Air Transport Services Group Inc.	1,027,058	14,738
	Encore Wire Corp.	399,382	14,685
	Viad Corp.	397,531	14,657
	General Cable Corp.	958,877	14,364
	Altra Industrial Motion Corp.	490,282	14,203
*	Overseas Shipholding Group Inc. Class A	1,317,941	13,931
	Douglas Dynamics Inc.	433,113	13,834
*	Integer Holdings Corp.	636,562	13,807
*	US Concrete Inc.	294,786	13,579
	Materion Corp.	435,872	13,386
*	Aegion Corp. Class A	701,691	13,381
	AVX Corp.	955,815	13,181
	Insteel Industries Inc.	358,925	13,007
	Griffon Corp.	760,701	12,940
*	Echo Global Logistics Inc.	560,945	12,935
*	Thermon Group Holdings Inc.	652,694	12,891
	HEICO Corp.	185,881	12,863
	Global Brass & Copper Holdings Inc.	443,424	12,811
*	NCI Building Systems Inc.	867,147	12,652
	Triton International Ltd.	949,212	12,520
*	Evolent Health Inc. Class A	505,770	12,452
*	FARO Technologies Inc.	341,770	12,287
	Alamo Group Inc.	185,876	12,247
	Quanex Building Products Corp.	697,345	12,036
*	MYR Group Inc.	398,675	12,000
	CTS Corp.	641,598	11,934
	Manitowoc Co. Inc.	2,447,073	11,721
*	Engility Holdings Inc.	371,208	11,693
	Kelly Services Inc. Class A	607,239	11,671
*,^ Energy Recovery Inc.		716,294	11,446
	Kadant Inc.	212,660	11,082
	Schnitzer Steel Industries Inc.	527,076	11,016
*	RPX Corp.	1,025,946	10,967
	Cass Information Systems Inc.	191,578	10,853
	H&E Equipment Services Inc.	644,506	10,802
*	CBIZ Inc.	962,637	10,772
	Resources Connection Inc.	718,120	10,729
*	Aerovironment Inc.	437,288	10,674
	TeleTech Holdings Inc.	366,554	10,626
*	Novanta Inc.	602,635	10,456
	Kforce Inc.	509,229	10,434
*	PGT Inc.	939,214	10,021
	Marten Transport Ltd.	460,366	9,668
*	Cotiviti Holdings Inc.	288,100	9,660
	NN Inc.	515,658	9,411
*	Multi Packaging Solutions International Ltd.	644,861	9,292

	ArcBest Corp.	485,392	9,232
*	Armstrong Flooring Inc.	482,594	9,111
	Hyster-Yale Materials Handling Inc.	148,027	8,901
	Gorman-Rupp Co.	344,663	8,827
*	Bazaarvoice Inc.	1,470,985	8,694
	Landauer Inc.	193,017	8,585
*	InnerWorkings Inc.	909,350	8,566
	Ennis Inc.	507,682	8,554
	AEP Industries Inc.	77,064	8,429
*	Mistras Group Inc.	348,887	8,188
*	YRC Worldwide Inc.	647,053	7,972
*	DXP Enterprises Inc.	282,162	7,954
*	Kimball Electronics Inc.	557,228	7,723
*	TimkenSteel Corp.	721,122	7,536
*	Cross Country Healthcare Inc.	637,172	7,506
*	DHI Group Inc.	950,979	7,503
	Spartan Motors Inc.	780,296	7,475
*	Horizon Global Corp.	374,455	7,463
	American Railcar Industries Inc.	171,048	7,093
*	Casella Waste Systems Inc. Class A	678,804	6,992
	Mesa Laboratories Inc.	60,855	6,959
	Myers Industries Inc.	534,363	6,941
	Daktronics Inc.	724,841	6,915
	Barrett Business Services Inc.	138,877	6,890
	Heidrick & Struggles International Inc.	369,985	6,863
	Powell Industries Inc.	169,650	6,794
*	Landec Corp.	495,923	6,650
	Acacia Research Corp.	998,776	6,512
	Park-Ohio Holdings Corp.	176,968	6,450
	Columbus McKinnon Corp.	358,393	6,394
*,^ Kratos Defense & Security Solutions Inc.		927,318	6,389
*	GP Strategies Corp.	258,397	6,362
*,^ Energous Corp.		322,639	6,327
	CECO Environmental Corp.	553,298	6,241
	Park Electrochemical Corp.	356,939	6,200
	NVE Corp.	101,861	6,004
*	Atkore International Group Inc.	316,900	5,939
*	Ply Gem Holdings Inc.	422,780	5,648
*	Milacron Holdings Corp.	353,553	5,643
*,^ MINDBODY Inc. Class A		285,966	5,622
	Supreme Industries Inc. Class A	281,609	5,435
*	ServiceSource International Inc.	1,090,227	5,320
*	NV5 Global Inc.	163,125	5,271
	LSI Industries Inc.	464,130	5,212
*	Lionbridge Technologies Inc.	1,024,940	5,125
*	Control4 Corp.	413,789	5,081
*	Roadrunner Transportation Systems Inc.	626,832	5,002
	Miller Industries Inc.	218,472	4,979
	VSE Corp.	145,384	4,942
	NACCO Industries Inc. Class A	71,825	4,881
*	Ducommun Inc.	213,256	4,871
*	Sparton Corp.	180,938	4,751
	Celadon Group Inc.	541,010	4,728
*	Covenant Transportation Group Inc. Class A	237,337	4,588
*	CRA International Inc.	170,577	4,536
*	GMS Inc.	201,400	4,477
	Black Box Corp.	301,494	4,191

	Bel Fuse Inc. Class B	169,743	4,098
*	Commercial Vehicle Group Inc.	686,726	3,969
	National Research Corp. Class A	237,789	3,874
*	Hudson Technologies Inc.	566,128	3,765
	Textainer Group Holdings Ltd.	500,741	3,751
	FreightCar America Inc.	259,913	3,738
*	Great Lakes Dredge & Dock Corp.	1,059,685	3,709
*	Intevac Inc.	628,616	3,709
*,^ Advanced Emissions Solutions Inc.		492,672	3,705
*	Franklin Covey Co.	206,426	3,676
*	CyberOptics Corp.	148,860	3,659
*	Layne Christensen Co.	412,151	3,507
*	PRGX Global Inc.	740,513	3,488
	Crawford & Co. Class B	305,511	3,468
	Graham Corp.	177,011	3,381
*	Orion Group Holdings Inc.	491,153	3,364
*	Heritage-Crystal Clean Inc.	249,496	3,313
	Hardinge Inc.	290,300	3,231
*	Vicor Corp.	276,659	3,209
	BG Staffing Inc.	206,383	3,195
*	UFP Technologies Inc.	120,128	3,183
*,^ Workhorse Group Inc.		439,417	3,181
*,^ CUI Global Inc.		532,531	3,105
	Eastern Co.	154,810	3,101
*	Maxwell Technologies Inc.	600,604	3,099
*	Vishay Precision Group Inc.	192,170	3,080
*	Everi Holdings Inc.	1,245,000	3,075
	Dynamic Materials Corp.	288,236	3,073
*	Sterling Construction Co. Inc.	396,634	3,070
*	Kemet Corp.	856,350	3,057
	Houston Wire & Cable Co.	493,772	3,056
	National Research Corp. Class B	87,271	3,011
*	Era Group Inc.	370,180	2,980
*	CAI International Inc.	357,703	2,958
*	Hill International Inc.	636,556	2,935
*	Willis Lease Finance Corp.	122,489	2,912
	Hurco Cos. Inc.	103,360	2,901
*	Monster Worldwide Inc.	781,029	2,820
*	Aspen Aerogels Inc.	471,500	2,810
*,^ ExOne Co.		184,116	2,802
*	Electro Scientific Industries Inc.	494,920	2,791
*	Willdan Group Inc.	157,233	2,759
*	EnerNOC Inc.	507,008	2,743
	LB Foster Co. Class A	225,690	2,711
	Twin Disc Inc.	221,521	2,654
*	Planet Payment Inc.	714,346	2,650
*	ARC Document Solutions Inc.	707,271	2,645
*	IES Holdings Inc.	143,380	2,551
*	TRC Cos. Inc.	291,232	2,525
*	Northwest Pipe Co.	202,899	2,396
*,^ Blue Bird Corp.		161,939	2,366
	Allied Motion Technologies Inc.	124,824	2,360
*	PFSweb Inc.	263,259	2,351
*	Accuride Corp.	916,972	2,347
	Richardson Electronics Ltd.	333,207	2,259
	B. Riley Financial Inc.	168,183	2,247
*	Mattersight Corp.	532,688	2,237

*	Neff Corp. Class A	229,948	2,185
	Universal Logistics Holdings Inc.	155,946	2,093
*	Astronics Corp. Class B	46,196	2,088
	United States Lime & Minerals Inc.	31,038	2,049
*,^ Aqua Metals Inc.		229,541	2,034
	CDI Corp.	358,040	2,030
*,^ Patriot National Inc.		222,224	2,002
	Crawford & Co. Class A	217,594	1,947
*	Gencor Industries Inc.	160,711	1,925
*	Napco Security Technologies Inc.	267,013	1,923
*	Information Services Group Inc.	443,333	1,769
*	Iteris Inc.	480,578	1,749
	Omega Flex Inc.	44,786	1,727
*,^ ModusLink Global Solutions Inc.		1,034,639	1,697
*,^ Energy Focus Inc.		344,879	1,686
*	USA Truck Inc.	164,045	1,680
*	Manitex International Inc.	304,306	1,677
*	Lawson Products Inc.	94,237	1,671
*	Arotech Corp.	544,070	1,605
*	Nuvectra Corp.	230,706	1,596
*	American Superconductor Corp.	224,126	1,571
*	Sharps Compliance Corp.	358,366	1,552
*	Perceptron Inc.	229,932	1,545
*	Xerium Technologies Inc.	192,937	1,534
*	Ameresco Inc. Class A	289,783	1,524
*	Volt Information Sciences Inc.	237,249	1,507
*,^ Synthesis Energy Systems Inc.		1,208,900	1,463
*	LMI Aerospace Inc.	196,405	1,394
*,^ MicroVision Inc.		968,299	1,336
*	Goldfield Corp.	484,946	1,309
*,^ Applied DNA Sciences Inc.		417,887	1,283
*	PAM Transportation Services Inc.	62,093	1,243
*	Ballantyne Strong Inc.	173,211	1,212
*	Broadwind Energy Inc.	269,382	1,185
*	StarTek Inc.	181,975	1,136
*,^ Power Solutions International Inc.		108,039	1,107
*	ALJ Regional Holdings Inc.	229,072	1,077
*,^ ClearSign Combustion Corp.		178,108	1,069
*	Perma-Fix Environmental Services	211,396	1,065
*	MFRI Inc.	130,963	998
*	General Finance Corp.	220,958	994
*,^ Research Frontiers Inc.		376,897	976
*	Frequency Electronics Inc.	92,589	973
*	Radiant Logistics Inc.	329,453	936
*,^ Revolution Lighting Technologies Inc.		148,014	934
*	Key Technology Inc.	84,925	918
*	IEC Electronics Corp.	191,058	911
*	Cenveo Inc.	128,845	908
*	Patriot Transportation Holding Inc.	39,973	849
*	CPI Aerostructures Inc.	120,875	838
*	eMagin Corp.	316,500	820
	Hudson Global Inc.	519,220	800
*	Innovative Solutions & Support Inc.	238,921	760
	Universal Technical Institute Inc.	422,652	752
*	Lincoln Educational Services Corp.	340,412	749
*	Ultralife Corp.	177,712	729
*,^ Digital Ally Inc.		110,620	657

*	Taylor Devices Inc.	31,799	628
*	Orion Energy Systems Inc.	454,541	605
*,^ Capstone Turbine Corp.		422,122	578
*,^ Vertex Energy Inc.		480,681	553
	BlueLinx Holdings Inc.	56,493	507
*	Asure Software Inc.	66,519	426
	AMCON Distributing Co.	4,565	415
	EnviroStar Inc.	47,800	390
*	Air T Inc.	19,270	388
*,^ Astrotech Corp.		220,560	364
*	UQM Technologies Inc.	588,390	362
*	ENGlobal Corp.	238,948	361
	GEE Group Inc.	67,770	354
*,^ Turtle Beach Corp.		269,413	353
*	Marathon Patent Group Inc.	125,481	353
*	LightPath Technologies Inc. Class A	193,728	353
*	Image Sensing Systems Inc.	88,673	343
*	Wireless Telecom Group Inc.	205,351	337
*	Fuel Tech Inc.	239,559	335
*	AMREP Corp.	41,186	329
	Chicago Rivet & Machine Co.	11,186	321
*,^ Odyssey Marine Exploration Inc.		90,673	316
*	SIFCO Industries Inc.	29,538	300
*,^ A. M. Castle & Co.		359,325	287
*	Rand Logistics Inc.	376,302	282
*	Rubicon Technology Inc.	432,549	273
*	Echelon Corp.	48,563	260
*	Versar Inc.	164,937	257
*,^ Cemtrex Inc.		62,566	248
*	Continental Materials Corp.	8,941	227
*	DLH Holdings Corp.	50,584	222
*	Onvia Inc.	44,738	219
	Bel Fuse Inc. Class A	10,580	213
	Ecology and Environment Inc.	21,480	212
	RF Industries Ltd.	117,256	209
*	Sevcon Inc.	21,782	193
*	Luna Innovations Inc.	130,230	184
*	American Electric Technologies Inc.	73,150	166
*	SigmaTron International Inc.	30,411	165
*	Pioneer Power Solutions Inc.	27,339	163
*	EnSync Inc.	157,894	148
*	Sypris Solutions Inc.	114,894	118
*,^ CryoPort Inc.		43,013	85
*	American DG Energy Inc.	303,950	80
*	Industrial Services of America Inc.	49,067	77
*	Quest Resource Holding Corp.	37,693	76
*	Nortech Systems Inc.	17,942	65
*	IntriCon Corp.	11,274	63
*,^ Giga-tronics Inc.		61,800	56
	Servotronics Inc.	4,914	55
*,^ Payment Data Systems Inc.		19,416	48
*	AeroCentury Corp.	3,772	35
*	Command Security Corp.	13,027	35
*	Micronet Enertec Technologies Inc.	19,850	34
*	Active Power Inc.	102,962	29
*	SMTC Corp.	17,227	24
*	Art's-Way Manufacturing Co. Inc.	7,669	22

*	Tel-Instrument Electronics Corp.	4,297	16
^	Eagle Bulk Shipping Inc.	1,867	13
	Greif Inc. Class B	197	12
*	RR Donnelley & Sons Co. (NYSE)	610	10
*	Cartesian Inc.	11,086	7
*	Electro-Sensors Inc.	1,300	4
*	Jewett-Cameron Trading Co. Ltd.	200	2
*	CTPartners Executive Search Inc.	100,659	—
*	LGL Group Inc. Warrants expire 6/8/2018	3,000	—
			59,715,842
Oil & Gas (6.7%)
	Exxon Mobil Corp.	85,244,928	7,440,177
	Chevron Corp.	38,812,502	3,994,583
	Schlumberger Ltd.	28,696,146	2,256,665
	Occidental Petroleum Corp.	15,661,366	1,142,027
	ConocoPhillips	25,501,462	1,108,549
	EOG Resources Inc.	11,294,399	1,092,281
	Kinder Morgan Inc.	38,977,427	901,548
	Halliburton Co.	16,832,087	755,424
	Phillips 66	9,144,581	736,596
	Anadarko Petroleum Corp.	11,354,991	719,452
	Pioneer Natural Resources Co.	3,477,704	645,636
	Spectra Energy Corp.	14,378,082	614,663
	Valero Energy Corp.	9,478,602	502,366
	Apache Corp.	7,781,648	497,014
	Williams Cos. Inc.	15,410,911	473,577
	Devon Energy Corp.	10,211,187	450,415
	Baker Hughes Inc.	8,830,909	445,696
	Marathon Petroleum Corp.	10,847,551	440,302
*	Concho Resources Inc.	2,886,014	396,394
	Noble Energy Inc.	8,816,336	315,096
	Hess Corp.	5,853,971	313,890
	National Oilwell Varco Inc.	7,904,802	290,422
	Marathon Oil Corp.	17,402,287	275,130
	Cimarex Energy Co.	1,945,794	261,456
	EQT Corp.	3,538,216	256,945
	Cabot Oil & Gas Corp.	9,539,014	246,107
	Tesoro Corp.	2,455,942	195,395
*	Cheniere Energy Inc.	4,230,249	184,439
*	Newfield Exploration Co.	4,067,994	176,795
	Range Resources Corp.	4,312,234	167,099
	Targa Resources Corp.	3,257,684	159,985
*	Diamondback Energy Inc.	1,607,262	155,165
^	Helmerich & Payne Inc.	2,132,304	143,504
*	FMC Technologies Inc.	4,734,145	140,462
*	Southwestern Energy Co.	10,140,901	140,350
	OGE Energy Corp.	4,064,974	128,535
	Energen Corp.	1,989,761	114,849
*	Antero Resources Corp.	4,092,034	110,280
*	Parsley Energy Inc. Class A	3,283,054	110,015
	Core Laboratories NV	931,236	104,606
*	Weatherford International plc	18,443,638	103,653
	Murphy Oil Corp.	3,372,964	102,538
*	Continental Resources Inc.	1,932,299	100,402
	QEP Resources Inc.	4,989,601	97,447
*	WPX Energy Inc.	7,103,658	93,697
*,^ Chesapeake Energy Corp.		14,366,193	90,076

	HollyFrontier Corp.	3,628,175	88,890
*	Rice Energy Inc.	3,224,232	84,185
*,^ Transocean Ltd.		7,674,092	81,806
*	PDC Energy Inc.	1,125,148	75,452
*	Gulfport Energy Corp.	2,570,004	72,603
	Nabors Industries Ltd.	5,560,114	67,611
	SM Energy Co.	1,738,053	67,054
	Patterson-UTI Energy Inc.	2,897,638	64,820
*,^ First Solar Inc.		1,572,214	62,087
	Superior Energy Services Inc.	3,162,501	56,609
	Oceaneering International Inc.	2,053,757	56,499
*	RSP Permian Inc.	1,345,811	52,191
*	Callon Petroleum Co.	3,209,150	50,384
*	Whiting Petroleum Corp.	5,740,696	50,174
*	Carrizo Oil & Gas Inc.	1,152,295	46,806
*	Dril-Quip Inc.	824,576	45,962
	PBF Energy Inc. Class A	2,014,652	45,612
	Western Refining Inc.	1,691,064	44,746
*	NOW Inc.	2,083,594	44,651
*	Matador Resources Co.	1,810,875	44,077
	Rowan Cos. plc Class A	2,821,395	42,772
*	Oasis Petroleum Inc.	3,543,827	40,648
*	Laredo Petroleum Inc.	2,976,904	38,402
	SemGroup Corp. Class A	1,082,223	38,267
	Ensco plc Class A	4,319,345	36,714
*	Oil States International Inc.	1,157,042	36,528
*	MRC Global Inc.	1,910,627	31,392
	Pattern Energy Group Inc. Class A	1,392,070	31,308
*	Synergy Resources Corp.	3,932,601	27,253
*,^ Denbury Resources Inc.		8,384,155	27,081
*	McDermott International Inc.	5,241,636	26,261
*	Forum Energy Technologies Inc.	1,249,734	24,820
	Diamond Offshore Drilling Inc.	1,328,515	23,395
	Delek US Holdings Inc.	1,205,312	20,840
	Green Plains Inc.	792,679	20,768
*	Chart Industries Inc.	620,747	20,379
*	SEACOR Holdings Inc.	341,351	20,307
*	Unit Corp.	1,074,715	19,990
*,^ RPC Inc.		1,149,339	19,309
	Archrock Inc.	1,371,957	17,945
	Noble Corp. plc	2,775,631	17,598
*	Helix Energy Solutions Group Inc.	2,144,988	17,439
*,^ Flotek Industries Inc.		1,105,378	16,072
^	Atwood Oceanics Inc.	1,489,565	12,944
*	Newpark Resources Inc.	1,661,725	12,230
*	TETRA Technologies Inc.	1,846,060	11,279
*	Exterran Corp.	700,495	10,984
*	Matrix Service Co.	572,524	10,741
*	REX American Resources Corp.	123,591	10,476
*,^ Sanchez Energy Corp.		1,159,948	10,254
*,^ SunPower Corp. Class A		1,146,071	10,223
*,^ Clayton Williams Energy Inc.		102,006	8,715
*	Par Pacific Holdings Inc.	649,481	8,495
*	Ring Energy Inc.	753,369	8,249
	Bristow Group Inc.	572,308	8,024
*	Natural Gas Services Group Inc.	316,926	7,793
	Tesco Corp.	931,263	7,599

*,^ Resolute Energy Corp.		280,693	7,315
*	Cobalt International Energy Inc.	5,489,084	6,806
^	California Resources Corp.	529,683	6,621
*,^ Plug Power Inc.		3,681,997	6,296
*,^ Renewable Energy Group Inc.		708,717	6,003
*	Pioneer Energy Services Corp.	1,439,332	5,815
	Panhandle Oil and Gas Inc. Class A	315,763	5,535
*,^ Eclipse Resources Corp.		1,650,977	5,432
	Alon USA Energy Inc.	660,664	5,325
^	CVR Energy Inc.	384,974	5,301
*	Parker Drilling Co.	2,389,390	5,185
*	Geospace Technologies Corp.	253,389	4,936
*	Contango Oil & Gas Co.	460,918	4,711
	Gulf Island Fabrication Inc.	487,463	4,485
*	Abraxas Petroleum Corp.	2,584,064	4,367
*,^ Jones Energy Inc. Class A		1,157,380	4,120
*,^ TerraVia Holdings Inc.		1,467,691	4,036
*	PHI Inc. (Non-Voting Shares)	221,189	4,019
*	Pacific Ethanol Inc.	573,404	3,962
*,^ Green Brick Partners Inc.		468,416	3,869
*,^ EP Energy Corp. Class A		811,855	3,556
*	TPI Composites Inc.	163,200	3,470
*	Trecora Resources	279,719	3,194
*	Dawson Geophysical Co.	417,869	3,188
*,^ EXCO Resources Inc.		2,884,497	3,086
*	Independence Contract Drilling Inc.	555,344	2,916
*,^ Northern Oil and Gas Inc.		1,026,649	2,751
	Evolution Petroleum Corp.	420,057	2,638
^	CARBO Ceramics Inc.	232,698	2,546
*	Bill Barrett Corp.	427,673	2,378
*,^ FuelCell Energy Inc.		387,502	2,100
*	Willbros Group Inc.	1,010,966	1,901
*	Gastar Exploration Inc.	2,137,927	1,806
*,^ Hornbeck Offshore Services Inc.		322,253	1,772
*,^ Approach Resources Inc.		519,142	1,755
^	Tidewater Inc.	513,388	1,448
	Adams Resources & Energy Inc.	32,960	1,296
*	ION Geophysical Corp.	180,367	1,236
*,^ Zion Oil & Gas Inc.		870,662	1,219
*	VAALCO Energy Inc.	1,258,973	1,170
*,^ Enphase Energy Inc.		898,819	1,061
*	PetroQuest Energy Inc.	232,199	803
*	Mitcham Industries Inc.	241,456	797
*,^ W&T Offshore Inc.		437,196	769
*	Ideal Power Inc.	125,202	647
*,^ Rex Energy Corp.		995,794	581
*,^ Harvest Natural Resources Inc.		692,035	556
*,^ Gulfmark Offshore Inc.		326,455	548
*,^ Basic Energy Services Inc.		594,500	493
*,^ Triangle Petroleum Corp.		1,365,429	376
*,^ MagneGas Corp.		555,720	361
^	Comstock Resources Inc.	47,279	361
*	PrimeEnergy Corp.	5,740	333
*	Enservco Corp.	558,846	324
*,^ Torchlight Energy Resources Inc.		282,464	308
*	Aemetis Inc.	268,465	306
*,^ Bonanza Creek Energy Inc.		276,752	282

*,^ Amyris Inc.		406,454	236
*	Eco-Stim Energy Solutions Inc.	78,312	167
*,^ Stone Energy Corp.		13,579	161
*,^ Superior Drilling Products Inc.		100,396	95
*	Yuma Energy Inc.	207,273	52
*	PHI Inc.	2,641	48
			31,306,646
Other (0.0%)2
*	Dyax Corp CVR Expire 12/31/2019	2,750,063	3,053
*	Leap Wireless International Inc CVR	872,848	2,200
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121
*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Full House Resorts Inc Rights Expire 12/31/2049	160,784	16
*	Alexza Pharmaceuticals Inc CVR	327,391	11
*	Clinical Data CVR	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*,^ Cubist Pharmaceuticals, Inc. CVR		511,822	—
*,^ Biosante Pharmaceutical Inc CVR		253,823	—
*	Allen Organ Co. Escrow Shares	11,462	—
*	Trubion Pharmaceuticals Inc. CVR	104	—
			6,004
Technology (16.6%)
	Apple Inc.	105,224,082	11,895,582
	Microsoft Corp.	152,166,645	8,764,799
*	Facebook Inc. Class A	47,740,814	6,123,714
*	Alphabet Inc. Class A	6,045,647	4,861,063
*	Alphabet Inc. Class C	6,015,009	4,675,406
	Intel Corp.	97,238,956	3,670,771
	Cisco Systems Inc.	103,369,640	3,278,885
^	International Business Machines Corp.	17,705,867	2,812,577
	Oracle Corp.	63,527,501	2,495,360
	QUALCOMM Inc.	30,291,051	2,074,937
	Texas Instruments Inc.	20,624,522	1,447,429
	Broadcom Ltd.	7,724,255	1,332,588
*	Adobe Systems Inc.	10,235,404	1,110,951
*	salesforce.com Inc.	13,233,836	943,970
	Hewlett Packard Enterprise Co.	34,085,807	775,452
*	Yahoo! Inc.	17,585,198	757,922
	NVIDIA Corp.	10,443,471	715,587
	Applied Materials Inc.	22,210,237	669,639
*	Cognizant Technology Solutions Corp. Class A	12,457,776	594,360
	Intuit Inc.	4,990,508	549,006
	HP Inc.	35,073,975	544,699
	Corning Inc.	21,275,038	503,155
	Analog Devices Inc.	6,307,628	406,527
*	Cerner Corp.	6,234,968	385,009
*	Micron Technology Inc.	21,326,368	379,183
	Western Digital Corp.	5,773,916	337,601
*	Autodesk Inc.	4,407,305	318,780
	Symantec Corp.	12,669,272	317,999
	Lam Research Corp.	3,284,291	311,055
*	Red Hat Inc.	3,704,468	299,432
	Skyworks Solutions Inc.	3,851,421	293,247

	Linear Technology Corp.	4,928,961	292,238
	Xilinx Inc.	5,208,073	283,007
*	Palo Alto Networks Inc.	1,750,238	278,865
	Microchip Technology Inc.	4,424,314	274,927
*,^ Twitter Inc.		11,634,881	268,184
	Motorola Solutions Inc.	3,440,757	262,461
*	Citrix Systems Inc.	3,027,584	258,011
*	ServiceNow Inc.	3,212,519	254,271
	Seagate Technology plc	6,154,809	237,268
	Harris Corp.	2,555,332	234,094
	Maxim Integrated Products Inc.	5,838,530	233,133
	KLA-Tencor Corp.	3,207,199	223,574
*	Dell Technologies Inc - VMware Inc	4,565,447	218,228
*	Workday Inc. Class A	2,325,244	213,202
	CA Inc.	6,425,322	212,550
	NetApp Inc.	5,727,102	205,145
*	Synopsys Inc.	3,086,080	183,159
*	Akamai Technologies Inc.	3,406,954	180,534
	Juniper Networks Inc.	7,481,489	180,005
	CDK Global Inc.	3,122,998	179,135
*	F5 Networks Inc.	1,363,017	169,886
*	ANSYS Inc.	1,794,852	166,221
*	Splunk Inc.	2,732,165	160,323
*	Cadence Design Systems Inc.	6,103,915	155,833
	CDW Corp.	3,342,327	152,845
	Computer Sciences Corp.	2,875,583	150,134
*	Qorvo Inc.	2,652,925	147,874
*,^ VeriSign Inc.		1,884,263	147,425
*	Gartner Inc.	1,620,043	143,293
*,^ VMware Inc. Class A		1,653,968	121,319
	Leidos Holdings Inc.	2,744,727	118,792
*	Ultimate Software Group Inc.	564,233	115,324
*	Tyler Technologies Inc.	671,618	115,001
	SS&C Technologies Holdings Inc.	3,501,570	112,575
	Marvell Technology Group Ltd.	8,399,098	111,456
*	ARRIS International plc	3,909,085	110,744
	Ingram Micro Inc.	3,074,647	109,642
*	Fortinet Inc.	2,936,260	108,436
*	Advanced Micro Devices Inc.	15,609,448	107,861
*	CommScope Holding Co. Inc.	3,554,255	107,019
*	ON Semiconductor Corp.	8,473,573	104,394
*	PTC Inc.	2,345,820	103,943
	Garmin Ltd.	2,141,932	103,048
*	athenahealth Inc.	807,535	101,846
*	Microsemi Corp.	2,315,661	97,211
	IAC/InterActiveCorp	1,540,082	96,209
*	NetSuite Inc.	830,892	91,971
	CSRA Inc.	3,342,403	89,911
	Teradyne Inc.	4,149,463	89,545
*	Guidewire Software Inc.	1,481,102	88,837
	Brocade Communications Systems Inc.	9,569,409	88,326
*	Manhattan Associates Inc.	1,472,906	84,869
*	NCR Corp.	2,631,025	84,693
*	Nuance Communications Inc.	5,724,545	83,006
*	Teradata Corp.	2,666,913	82,674
	DST Systems Inc.	672,374	79,286
	Fair Isaac Corp.	632,191	78,765

*	Aspen Technology Inc.	1,657,779	77,567
	Cypress Semiconductor Corp.	6,162,704	74,938
*	IMS Health Holdings Inc.	2,378,777	74,551
*	Veeva Systems Inc. Class A	1,796,923	74,177
*,^ Arista Networks Inc.		845,838	71,964
	Pitney Bowes Inc.	3,932,728	71,418
*	Rackspace Hosting Inc.	2,205,622	69,896
	SYNNEX Corp.	608,433	69,428
*	EPAM Systems Inc.	987,012	68,410
*	Cirrus Logic Inc.	1,281,620	68,118
*	ViaSat Inc.	910,906	67,999
*	Finisar Corp.	2,276,401	67,837
*	Cavium Inc.	1,159,480	67,482
*	Ellie Mae Inc.	639,831	67,374
*	Tableau Software Inc. Class A	1,175,641	64,978
	Blackbaud Inc.	973,285	64,568
	j2 Global Inc.	941,427	62,708
*	Medidata Solutions Inc.	1,118,144	62,348
*	Ciena Corp.	2,836,068	61,826
*	Proofpoint Inc.	823,394	61,631
	Mentor Graphics Corp.	2,318,167	61,292
	Intersil Corp. Class A	2,776,266	60,884
*	Tech Data Corp.	718,417	60,857
*	Integrated Device Technology Inc.	2,627,009	60,684
	Monolithic Power Systems Inc.	737,696	59,385
*	NetScout Systems Inc.	1,879,145	54,965
	InterDigital Inc.	693,555	54,930
*	Zendesk Inc.	1,764,634	54,192
	MKS Instruments Inc.	1,083,903	53,902
	Science Applications International Corp.	772,099	53,561
*	Allscripts Healthcare Solutions Inc.	4,054,384	53,396
*	Cree Inc.	2,064,039	53,087
*	Entegris Inc.	2,892,002	50,379
*	Dycom Industries Inc.	610,554	49,931
*	CACI International Inc. Class A	492,926	49,736
	Lexmark International Inc. Class A	1,219,020	48,712
*	Verint Systems Inc.	1,280,272	48,177
*	Fleetmatics Group plc	799,800	47,972
*	Silicon Laboratories Inc.	807,581	47,486
*	Cornerstone OnDemand Inc.	1,024,631	47,082
*	Paycom Software Inc.	935,784	46,911
*	Electronics For Imaging Inc.	955,311	46,734
*	Lumentum Holdings Inc.	1,115,306	46,586
*	TiVo Corp.	2,374,796	46,261
*,^ FireEye Inc.		3,130,670	46,115
*	ACI Worldwide Inc.	2,363,554	45,806
	LogMeIn Inc.	491,061	44,387
*	Synaptics Inc.	755,475	44,256
*	CommVault Systems Inc.	810,506	43,062
*,^ 3D Systems Corp.		2,173,708	39,018
	Tessera Technologies Inc.	1,009,094	38,790
*	HubSpot Inc.	672,813	38,767
*	NETGEAR Inc.	634,697	38,393
*	Advanced Energy Industries Inc.	800,315	37,871
	Plantronics Inc.	705,452	36,655
*	Gigamon Inc.	662,006	36,278
*	Semtech Corp.	1,302,597	36,121

*	VeriFone Systems Inc.	2,280,772	35,899
	Power Integrations Inc.	561,578	35,396
*	Viavi Solutions Inc.	4,767,558	35,232
	Diebold Inc.	1,413,982	35,053
*	Synchronoss Technologies Inc.	828,111	34,102
*	GoDaddy Inc. Class A	946,568	32,685
*	2U Inc.	850,683	32,573
*	Inphi Corp.	745,110	32,420
*	MicroStrategy Inc. Class A	190,676	31,927
*	Premier Inc. Class A	967,983	31,305
*	EchoStar Corp. Class A	711,108	31,168
	Cogent Communications Holdings Inc.	840,961	30,956
*	Envestnet Inc.	825,218	30,079
	NIC Inc.	1,274,897	29,960
*	Syntel Inc.	693,257	29,054
*,^ Ubiquiti Networks Inc.		532,029	28,464
*	Rambus Inc.	2,270,199	28,377
*	Infoblox Inc.	1,071,495	28,255
*	BroadSoft Inc.	601,522	28,001
*	RealPage Inc.	1,068,242	27,454
*	Oclaro Inc.	3,170,426	27,107
*,^ Square Inc.		2,304,604	26,872
*	Progress Software Corp.	968,297	26,338
*	Infinera Corp.	2,911,066	26,287
*	RingCentral Inc. Class A	1,107,245	26,197
^	Ebix Inc.	457,844	26,028
	CSG Systems International Inc.	618,484	25,562
*	SPS Commerce Inc.	343,265	25,199
*,^ Shutterstock Inc.		390,610	24,882
	Cabot Microelectronics Corp.	469,615	24,847
*,^ New Relic Inc.		645,416	24,732
*	Insight Enterprises Inc.	751,448	24,460
*	MaxLinear Inc.	1,173,187	23,781
*	Callidus Software Inc.	1,284,758	23,575
	West Corp.	1,004,467	22,179
*	Interactive Intelligence Group Inc.	363,596	21,867
*	Qualys Inc.	570,997	21,806
	Pegasystems Inc.	675,684	19,926
*	Cray Inc.	827,402	19,477
*	Mercury Systems Inc.	785,480	19,299
	ADTRAN Inc.	1,006,787	19,270
*	ScanSource Inc.	520,371	18,994
*	Ixia	1,491,236	18,640
*	Bottomline Technologies de Inc.	797,151	18,582
*	Amkor Technology Inc.	1,911,253	18,577
	Monotype Imaging Holdings Inc.	835,951	18,483
*	Super Micro Computer Inc.	774,908	18,110
	Brooks Automation Inc.	1,321,254	17,982
*	Web.com Group Inc.	983,174	16,979
*,^ Gogo Inc.		1,465,514	16,179
*	Diodes Inc.	755,774	16,128
*	FormFactor Inc.	1,447,767	15,708
*,^ Twilio Inc.		243,680	15,683
*,^ Pure Storage Inc. Class A		1,152,533	15,617
*	Q2 Holdings Inc.	543,606	15,580
*	CEVA Inc.	431,225	15,123
*	Lattice Semiconductor Corp.	2,317,637	15,041

*	Cvent Inc.	463,334	14,692
*,^ Match Group Inc.		824,819	14,674
*	Photronics Inc.	1,379,308	14,221
*	Perficient Inc.	693,392	13,972
*	Benefitfocus Inc.	346,736	13,842
*	Five9 Inc.	869,617	13,636
*	Virtusa Corp.	548,362	13,534
*	Barracuda Networks Inc.	514,755	13,116
*	NeoPhotonics Corp.	791,710	12,937
*	ePlus Inc.	135,630	12,805
*,^ InvenSense Inc.		1,720,223	12,764
*	Endurance International Group Holdings Inc.	1,426,916	12,486
	Quality Systems Inc.	1,070,678	12,120
*	PROS Holdings Inc.	530,847	12,002
*	Ultratech Inc.	514,258	11,869
*,^ Acacia Communications Inc.		112,500	11,619
*,^ Nimble Storage Inc.		1,290,699	11,397
*	ShoreTel Inc.	1,382,967	11,064
*	Applied Micro Circuits Corp.	1,583,716	11,007
*	VASCO Data Security International Inc.	613,492	10,804
	Inteliquent Inc.	663,729	10,713
*	Nanometrics Inc.	478,120	10,681
*	Rudolph Technologies Inc.	597,736	10,604
*	Silver Spring Networks Inc.	727,191	10,312
*	Box Inc.	649,705	10,239
*	Loral Space & Communications Inc.	258,527	10,111
*	CalAmp Corp.	723,818	10,097
*	A10 Networks Inc.	935,742	10,003
*	Harmonic Inc.	1,683,369	9,982
*	SunEdison Semiconductor Ltd.	875,439	9,971
*	Unisys Corp.	1,018,606	9,921
	Epiq Systems Inc.	601,633	9,921
*	Intralinks Holdings Inc.	984,829	9,907
*	PDF Solutions Inc.	543,652	9,878
*	Workiva Inc.	527,197	9,558
*	Actua Corp.	721,542	9,344
*,^ Alarm.com Holdings Inc.		323,684	9,342
*	Vocera Communications Inc.	547,228	9,248
*	Varonis Systems Inc.	306,063	9,212
*	CommerceHub Inc.	574,057	9,133
*	Exar Corp.	973,241	9,061
*	Extreme Networks Inc.	2,013,728	9,042
*	Blucora Inc.	780,443	8,741
*	LivePerson Inc.	1,032,670	8,685
	Hackett Group Inc.	508,921	8,407
	Forrester Research Inc.	213,778	8,316
*,^ Applied Optoelectronics Inc.		365,062	8,108
*,^ KEYW Holding Corp.		732,683	8,089
*	Alpha & Omega Semiconductor Ltd.	368,870	8,012
*	Axcelis Technologies Inc.	591,924	7,861
*,^ Digimarc Corp.		204,809	7,854
*	Brightcove Inc.	596,599	7,786
*	Sonus Networks Inc.	975,297	7,588
*	Boingo Wireless Inc.	733,401	7,539
	American Software Inc. Class A	595,190	6,607
*,^ Hortonworks Inc.		770,280	6,432
*	Carbonite Inc.	413,286	6,348

*	Model N Inc.	570,650	6,340
*	Xcerra Corp.	1,045,933	6,338
*	Rapid7 Inc.	358,810	6,333
*	Calix Inc.	861,446	6,332
*	Instructure Inc.	248,363	6,301
	PC Connection Inc.	234,082	6,184
*	MeetMe Inc.	995,503	6,172
*	Tangoe Inc.	737,500	6,084
	Computer Programs & Systems Inc.	225,543	5,878
	Comtech Telecommunications Corp.	454,624	5,824
*	ChannelAdvisor Corp.	448,817	5,803
	IXYS Corp.	480,608	5,791
*	Silicon Graphics International Corp.	748,772	5,766
*	Apigee Corp.	331,066	5,761
*	Sigma Designs Inc.	735,369	5,729
*	Exa Corp.	354,887	5,696
*	Radisys Corp.	1,039,763	5,558
	Cohu Inc.	454,884	5,340
*	Mitek Systems Inc.	628,987	5,214
*	Jive Software Inc.	1,208,841	5,150
*	RigNet Inc.	335,700	5,076
*	Digi International Inc.	440,086	5,017
*	Xactly Corp.	330,738	4,868
*	Immersion Corp.	593,988	4,847
*	DSP Group Inc.	365,386	4,388
*	USA Technologies Inc.	767,011	4,299
*	CommerceHub Inc. Class A	266,423	4,209
*	Zix Corp.	1,024,551	4,201
*	Datalink Corp.	372,494	3,952
*	Impinj Inc.	102,360	3,830
*	GSI Technology Inc.	779,926	3,689
*	Clearfield Inc.	196,005	3,685
*	Quantum Corp.	4,947,063	3,642
*	AXT Inc.	701,179	3,639
*	Ultra Clean Holdings Inc.	490,321	3,633
	QAD Inc. Class A	159,947	3,580
*	Amber Road Inc.	362,115	3,494
*	GigPeak Inc.	1,465,658	3,444
*	Rosetta Stone Inc.	404,165	3,427
*	Vectrus Inc.	214,314	3,264
*	Agilysys Inc.	293,495	3,264
*	KVH Industries Inc.	355,992	3,136
	EMCORE Corp.	539,211	3,074
*	Guidance Software Inc.	509,562	3,037
*,^ Castlight Health Inc. Class B		708,924	2,949
*	Telenav Inc.	514,146	2,946
	Computer Task Group Inc.	575,939	2,707
*	Hutchinson Technology Inc.	676,957	2,694
	Simulations Plus Inc.	284,393	2,508
*,^ Appfolio Inc.		128,344	2,495
*	Kopin Corp.	1,118,910	2,439
*,^ VirnetX Holding Corp.		796,443	2,437
*	Seachange International Inc.	806,787	2,412
*	Aerohive Networks Inc.	394,727	2,404
*	Key Tronic Corp.	308,692	2,300
*	Edgewater Technology Inc.	268,543	2,283
*	ARI Network Services Inc.	507,287	2,252

*,^ SecureWorks Corp. Class A		176,829	2,212
*,^ Park City Group Inc.		185,559	2,190
*,^ Novatel Wireless Inc.		684,731	2,143
	PC-Tel Inc.	403,368	2,134
*	MobileIron Inc.	761,763	2,095
*	Covisint Corp.	932,791	2,033
	NCI Inc. Class A	173,562	2,008
*	Aware Inc.	348,867	1,849
	Preformed Line Products Co.	43,037	1,815
*,^ TransEnterix Inc.		1,071,239	1,810
*,^ Pixelworks Inc.		644,421	1,798
*	Ooma Inc.	195,376	1,774
*	Limelight Networks Inc.	937,800	1,754
*	Rightside Group Ltd.	190,008	1,729
*	BSQUARE Corp.	350,719	1,726
*	Ciber Inc.	1,453,174	1,671
*	Internap Corp.	998,735	1,648
	TransAct Technologies Inc.	219,989	1,621
*	Pendrell Corp.	2,290,362	1,569
*	NetSol Technologies Inc.	248,867	1,558
*	VOXX International Corp. Class A	516,734	1,545
	Systemax Inc.	194,630	1,541
	ClearOne Inc.	137,384	1,537
*	Numerex Corp. Class A	190,131	1,479
*	iPass Inc.	916,260	1,475
*	Datawatch Corp.	183,944	1,363
	TESSCO Technologies Inc.	107,526	1,334
*	Synacor Inc.	449,243	1,307
	Concurrent Computer Corp.	236,019	1,298
*	Marin Software Inc.	512,447	1,291
*	MRV Communications Inc.	113,854	1,290
*	Amtech Systems Inc.	252,548	1,253
*,^ Netlist Inc.		988,391	1,226
	Great Elm Capital Group Inc.	241,938	1,135
*	Tremor Video Inc.	673,055	1,131
	LRAD Corp.	602,425	1,127
*	Icad Inc.	209,938	1,092
*,^ Sunworks Inc.		414,517	1,065
*	PAR Technology Corp.	193,926	1,041
*,^ Neonode Inc.		909,044	1,036
*,^ Rocket Fuel Inc.		388,154	1,025
	Evolving Systems Inc.	232,304	1,011
*	ID Systems Inc.	204,890	1,004
*	SITO Mobile Ltd.	203,819	897
*	Upland Software Inc.	101,213	892
*	Support.com Inc.	1,053,784	885
*	Xplore Technologies Corp.	341,629	820
*	FalconStor Software Inc.	772,635	804
*,^ QuickLogic Corp.		1,056,874	803
*	GSE Systems Inc.	275,429	793
*,^ CVD Equipment Corp.		89,642	751
*,^ ParkerVision Inc.		169,036	720
	GlobalSCAPE Inc.	200,880	717
*	Aviat Networks Inc.	76,618	706
*	eGain Corp.	227,199	702
	RELM Wireless Corp.	127,563	681
*,^ MoSys Inc.		841,793	631

	QAD Inc. Class B	28,747	561
	RCM Technologies Inc.	82,515	545
*	WidePoint Corp.	1,255,826	537
*,^ Resonant Inc.		98,340	537
	AstroNova Inc.	34,603	513
*	DASAN Zhone Solutions Inc.	435,733	497
*	Inuvo Inc.	362,897	461
*	Intermolecular Inc.	448,653	445
*	ARC Group Worldwide Inc.	109,790	405
*	Imation Corp.	603,706	382
*	Streamline Health Solutions Inc.	200,663	369
*	Nutanix Inc.	9,877	365
	Communications Systems Inc.	75,909	361
*	Westell Technologies Inc. Class A	696,943	357
*	Identiv Inc.	162,718	355
*	Qumu Corp.	149,439	342
*,^ FORM Holdings Corp.		118,201	318
*	Everbridge Inc.	18,820	317
*	inTEST Corp.	75,255	301
*	Aehr Test Systems	93,715	301
*,^ Violin Memory Inc.		403,672	295
*	Data I/O Corp.	79,543	278
*	Smith Micro Software Inc.	116,951	237
*,^ Xtera Communications Inc.		396,546	214
*	BroadVision Inc.	38,131	195
*	SharpSpring Inc.	34,445	177
*	Apptio Inc. Class A	8,061	175
*	Cinedigm Corp. Class A	84,887	166
	CSP Inc.	16,227	165
*	Lantronix Inc.	107,354	150
*,^ Adesto Technologies Corp.		63,582	140
*	Mastech Digital Inc.	15,394	125
*,^ Voltari Corp.		43,032	114
*	Sonic Foundry Inc.	17,328	101
*	Sysorex Global	280,235	100
*	Determine Inc.	48,769	88
*,^ NXT-ID Inc.		25,800	78
*	Network-1 Technologies Inc.	23,471	64
*	ADDvantage Technologies Group Inc.	29,519	52
*	Fusion Telecommunications International Inc.	30,990	51
*	Infosonics Corp.	33,591	17
*	Finjan Holdings Inc.	6,800	12
	Intelligent Systems Corp.	1,383	5
*	Sajan Inc.	100	—
			77,968,651
Telecommunications (2.4%)
	AT&T Inc.	126,350,624	5,131,099
	Verizon Communications Inc.	84,144,546	4,373,833
	CenturyLink Inc.	11,283,114	309,496
*	SBA Communications Corp. Class A	2,563,150	287,483
*	Level 3 Communications Inc.	6,044,232	280,331
*	T-Mobile US Inc.	5,888,023	275,088
	Frontier Communications Corp.	24,010,618	99,884
*,^ Sprint Corp.		12,280,756	81,421
*	Zayo Group Holdings Inc.	2,460,585	73,104
	Telephone & Data Systems Inc.	1,863,099	50,639
	Shenandoah Telecommunications Co.	983,595	26,764

*	8x8 Inc.	1,729,873	26,692
*	Vonage Holdings Corp.	4,010,240	26,508
	Consolidated Communications Holdings Inc.	990,921	25,011
^	Windstream Holdings Inc.	1,960,505	19,703
*	Cincinnati Bell Inc.	4,696,349	19,161
*	inContact Inc.	1,250,250	17,478
	ATN International Inc.	223,261	14,521
*,^ Iridium Communications Inc.		1,674,542	13,581
*	ORBCOMM Inc.	1,308,467	13,412
	EarthLink Holdings Corp.	2,114,005	13,107
*	GTT Communications Inc.	517,985	12,188
*,^ Globalstar Inc.		8,832,848	10,688
*	United States Cellular Corp.	266,782	9,695
*	General Communication Inc. Class A	529,632	7,282
*	FairPoint Communications Inc.	474,189	7,127
	Spok Holdings Inc.	397,011	7,075
*	Hawaiian Telcom Holdco Inc.	285,173	6,385
	IDT Corp. Class B	351,625	6,062
*	Lumos Networks Corp.	425,411	5,956
*,^ pdvWireless Inc.		258,502	5,920
*,^ Straight Path Communications Inc. Class B		162,873	4,171
*	HC2 Holdings Inc.	528,107	2,878
*	Alaska Communications Systems Group Inc.	1,402,988	2,413
*,^ Intelsat SA		527,201	1,429
*	Elephant Talk Communications Corp.	1,001,878	163
*	Otelco Inc. Class A	2,754	12
			11,267,760
Utilities (3.3%)
	NextEra Energy Inc.	9,582,462	1,172,127
	Duke Energy Corp.	14,106,673	1,129,098
	Southern Co.	20,026,381	1,027,353
	Dominion Resources Inc.	12,844,149	953,935
	American Electric Power Co. Inc.	10,018,796	643,307
	PG&E Corp.	10,296,718	629,850
	Exelon Corp.	18,871,841	628,244
	Sempra Energy	5,098,223	546,479
	Edison International	6,659,720	481,165
	PPL Corp.	13,887,680	480,097
	Consolidated Edison Inc.	6,221,784	468,500
	Public Service Enterprise Group Inc.	10,348,997	433,313
	Xcel Energy Inc.	10,296,337	423,591
	WEC Energy Group Inc.	6,469,924	387,419
	Eversource Energy	6,489,246	351,587
	DTE Energy Co.	3,641,721	341,120
	FirstEnergy Corp.	8,687,983	287,399
	Entergy Corp.	3,625,504	278,185
	American Water Works Co. Inc.	3,625,297	271,317
	Ameren Corp.	4,934,411	242,674
	CMS Energy Corp.	5,628,724	236,463
	ONEOK Inc.	4,308,623	221,420
	CenterPoint Energy Inc.	8,424,725	195,706
	SCANA Corp.	2,633,916	190,617
	Alliant Energy Corp.	4,731,453	181,262
	Pinnacle West Capital Corp.	2,323,004	176,525
	AES Corp.	13,475,509	173,160
	Westar Energy Inc. Class A	2,927,952	166,161
	NiSource Inc.	6,631,272	159,880

	UGI Corp.	3,511,899	158,878
	Atmos Energy Corp.	2,062,462	153,592
	ITC Holdings Corp.	3,163,385	147,034
	Great Plains Energy Inc.	4,253,540	116,079
	Aqua America Inc.	3,572,179	108,880
	Piedmont Natural Gas Co. Inc.	1,730,732	103,913
*	Calpine Corp.	7,366,906	93,118
	National Fuel Gas Co.	1,653,464	89,403
	Vectren Corp.	1,752,105	87,956
	IDACORP Inc.	1,093,266	85,581
	Portland General Electric Co.	1,969,296	83,872
	NRG Energy Inc.	6,498,941	72,853
	Black Hills Corp.	1,096,028	67,099
	Hawaiian Electric Industries Inc.	2,214,678	66,108
	ONE Gas Inc.	1,054,113	65,186
	Southwest Gas Corp.	918,622	64,175
	WGL Holdings Inc.	1,021,795	64,067
	ALLETE Inc.	1,044,298	62,261
	Avista Corp.	1,478,057	61,768
	PNM Resources Inc.	1,789,951	58,567
	Spire Inc.	914,542	58,293
	NorthWestern Corp.	1,012,769	58,265
	New Jersey Resources Corp.	1,772,348	58,239
	Avangrid Inc.	1,311,396	54,790
	South Jersey Industries Inc.	1,613,425	47,677
	MGE Energy Inc.	833,942	47,126
	El Paso Electric Co.	902,139	42,193
	Ormat Technologies Inc.	835,101	40,427
	Northwest Natural Gas Co.	590,135	35,473
	California Water Service Group	987,274	31,682
	Empire District Electric Co.	908,282	31,009
*	Dynegy Inc.	2,420,997	29,996
	American States Water Co.	746,548	29,899
	TerraForm Power Inc. Class A	1,773,716	24,673
*	Talen Energy Corp.	1,766,017	24,459
	Chesapeake Utilities Corp.	331,072	20,215
	Connecticut Water Service Inc.	330,230	16,422
	Unitil Corp.	407,075	15,900
	SJW Corp.	326,202	14,249
	Middlesex Water Co.	366,089	12,901
*,^ Sunrun Inc.		1,434,819	9,039
	York Water Co.	282,354	8,375
	Artesian Resources Corp. Class A	224,803	6,416
	Atlantic Power Corp.	2,238,892	5,530
	Delta Natural Gas Co. Inc.	190,830	4,551
	Spark Energy Inc. Class A	124,447	3,625
*	Pure Cycle Corp.	482,435	2,769
	Gas Natural Inc.	350,416	2,688
*,^ Cadiz Inc.		353,762	2,621
	Genie Energy Ltd. Class B	286,954	1,693
*	US Geothermal Inc.	2,237,474	1,621
*,^ Vivint Solar Inc.		476,796	1,507
			15,432,667
Total Common Stocks (Cost $327,332,866)			466,215,059

		Coupon
Temporary Cash Investments (1.1%)1
Money Market Fund (1.1%)
3,4 Vanguard Market Liquidity Fund		0.640%		50,737,726	5,074,280

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.296%	11/25/16	1,600	1,600
5	United States Treasury Bill	0.321%	12/1/16	40,000	39,988
5	United States Treasury Bill	0.312%-0.341%	12/8/16	24,900	24,892
5	United States Treasury Bill	0.281%	12/15/16	14,300	14,294
5	United States Treasury Bill	0.190%-0.300%	12/22/16	35,000	34,980
					115,754
Total Temporary Cash Investments (Cost $5,189,773)					5,190,034
Total Investments (100.6%) (Cost $332,522,639)					471,405,093
Other Asset and Liabilities-Net (-0.6%)4					(2,606,426)
Net Assets (100%)					468,798,667

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$2,416,891,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,506,767,000 of collateral received for securities on loan.
5 Securities with a value of $104,058,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total Stock Market Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	466,202,253	49	12,757
Temporary Cash Investments	5,074,280	115,754	—
Futures Contracts—Assets[1]	15,723	—	—
Futures Contracts—Liabilities[1]	(550)	—	—
Swap Contracts—Assets	—	613	—
Swap Contracts—Liabilities	—	(8)	—
Total	471,291,706	116,408	12,757
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Total Stock Market Index Fund

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	22,015	2,378,060	40,848
E-mini Russell 2000 Index	December 2016	957	119,462	3,649
E-mini S&P Mid-Cap 400 Index	December 2016	240	37,190	620
				45,117

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total Stock Market Index Fund

At September 30, 2016, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/16	GSCM	5,649	(0.913%)	31
Ambac Financial Group Inc.	10/6/16	GSCM	634	(0.925%)	(8)
Ambac Financial Group Inc.	10/6/16	GSCM	618	(0.946%)	7
Ambac Financial Group Inc.	10/6/16	GSCM	614	(0.943%)	11
SLM Corp.	11/23/16	GSI	24,492	(0.943%)	564
					605
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

After September 30, 2016, the counterparty posted additional collateral of $639,000 in connection with open total return swap contracts as of September 30, 2016.

E. At September 30, 2016, the cost of investment securities for tax purposes was $332,531,561,000. Net unrealized appreciation of investment securities for tax purposes was $138,873,532,000, consisting of unrealized gains of $151,213,457,000 on securities that had risen in value since their purchase and $12,339,925,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (3.4%)
EI du Pont de Nemours & Co.	3,845,178	257,512
Dow Chemical Co.	4,955,759	256,857
Air Products & Chemicals Inc.	904,765	136,022
PPG Industries Inc.	1,171,112	121,046
LyondellBasell Industries NV Class A	1,462,719	117,983
International Paper Co.	1,808,509	86,772
Nucor Corp.	1,398,328	69,147
Alcoa Inc.	5,785,032	58,660
Freeport-McMoRan Inc.	5,253,122	57,049
Newmont Mining Corp.	1,165,508	45,793
Celanese Corp. Class A	636,599	42,372
Albemarle Corp.	494,448	42,270
Eastman Chemical Co.	585,008	39,593
Mosaic Co.	1,541,103	37,695
Ashland Global Holdings Inc.	272,327	31,576
Avery Dennison Corp.	391,342	30,443
FMC Corp.	589,383	28,491
CF Industries Holdings Inc.	1,027,291	25,015
Reliance Steel & Aluminum Co.	302,411	21,783
Westlake Chemical Corp.	169,235	9,054
Versum Materials Inc.	312	9
		1,515,142
Consumer Goods (10.1%)
^ Procter & Gamble Co.	11,736,931	1,053,390
PepsiCo Inc.	6,329,326	688,441
Mondelez International Inc. Class A	6,499,076	285,309
Altria Group Inc.	4,296,483	271,667
Ford Motor Co.	17,162,238	207,148
Kimberly-Clark Corp.	1,581,707	199,516
General Motors Co.	6,182,241	196,410
General Mills Inc.	2,636,781	168,438
Archer-Daniels-Midland Co.	2,558,593	107,896
Tyson Foods Inc. Class A	1,308,175	97,681
ConAgra Foods Inc.	1,932,472	91,039
Delphi Automotive plc	1,199,853	85,573
Molson Coors Brewing Co. Class B	767,693	84,293
Kellogg Co.	1,078,553	83,555
Dr Pepper Snapple Group Inc.	815,955	74,505
Clorox Co.	568,672	71,186
JM Smucker Co.	494,841	67,071
Genuine Parts Co.	621,429	62,423
Whirlpool Corp.	331,550	53,764
Campbell Soup Co.	882,320	48,263
Mattel Inc.	1,495,010	45,269
Coach Inc.	1,226,413	44,838
Harley-Davidson Inc.	785,675	41,319
Stanley Black & Decker Inc.	331,118	40,721
Hasbro Inc.	496,530	39,390

PVH Corp.	355,790	39,315
Lear Corp.	314,704	38,148
Bunge Ltd.	613,630	36,345
PulteGroup Inc.	1,362,913	27,313
Leucadia National Corp.	1,429,546	27,219
Ralph Lauren Corp. Class A	247,049	24,986
DR Horton Inc.	775,091	23,408
Ingredion Inc.	158,998	21,156
* Edgewell Personal Care Co.	258,343	20,543
Goodyear Tire & Rubber Co.	575,080	18,575
Lennar Corp. Class A	422,228	17,877
Pilgrim's Pride Corp.	280,369	5,921
Newell Brands Inc.	2,550	134
Lennar Corp. Class B	1,431	48
		4,510,093
Consumer Services (6.5%)
Wal-Mart Stores Inc.	6,168,051	444,840
CVS Health Corp.	4,689,165	417,289
Target Corp.	2,528,226	173,638
McKesson Corp.	992,642	165,523
* eBay Inc.	4,717,076	155,192
Delta Air Lines Inc.	3,293,641	129,638
Time Warner Inc.	1,624,922	129,360
Kroger Co.	4,173,574	123,872
Sysco Corp.	2,230,533	109,318
Cardinal Health Inc.	1,401,165	108,870
Omnicom Group Inc.	1,040,323	88,427
American Airlines Group Inc.	2,330,504	85,320
AmerisourceBergen Corp. Class A	801,802	64,769
* United Continental Holdings Inc.	1,204,303	63,190
Viacom Inc. Class B	1,568,382	59,755
Las Vegas Sands Corp.	873,864	50,282
Macy's Inc.	1,355,596	50,225
Best Buy Co. Inc.	1,206,571	46,067
Carnival Corp.	848,189	41,409
Aramark	1,071,385	40,745
Interpublic Group of Cos. Inc.	1,762,854	39,400
Kohl's Corp.	808,775	35,384
Darden Restaurants Inc.	527,982	32,376
News Corp. Class A	2,190,785	30,627
Bed Bath & Beyond Inc.	646,690	27,879
^ Nordstrom Inc.	534,495	27,730
* Liberty SiriusXM Group	784,870	26,222
Staples Inc.	2,850,560	24,372
Gap Inc.	959,184	21,332
Whole Foods Market Inc.	702,172	19,907
* Liberty Interactive Corp. QVC Group Class A	935,142	18,712
* Rite Aid Corp.	2,300,129	17,688
Tiffany & Co.	232,532	16,889
* Liberty SiriusXM Group	380,791	12,939
H&R Block Inc.	483,283	11,188
News Corp. Class B	12,704	181
		2,910,555
Financials (22.5%)
* Berkshire Hathaway Inc. Class B	8,457,325	1,221,830
JPMorgan Chase & Co.	15,885,125	1,057,790

Wells Fargo & Co.	19,970,766	884,305
Bank of America Corp.	44,879,499	702,364
Citigroup Inc.	12,138,620	573,307
US Bancorp	7,150,834	306,699
American International Group Inc.	4,473,206	265,440
Goldman Sachs Group Inc.	1,604,937	258,828
Chubb Ltd.	1,943,155	244,157
American Express Co.	3,453,299	221,149
Morgan Stanley	6,305,959	202,169
PNC Financial Services Group Inc.	2,161,241	194,706
Bank of New York Mellon Corp.	4,460,749	177,895
MetLife Inc.	3,866,257	171,778
Capital One Financial Corp.	2,252,196	161,775
Prudential Financial Inc.	1,921,968	156,929
CME Group Inc.	1,415,794	147,979
Travelers Cos. Inc.	1,267,888	145,237
BB&T Corp.	3,582,147	135,119
Aflac Inc.	1,801,260	129,457
Allstate Corp.	1,633,717	113,020
State Street Corp.	1,543,770	107,493
Equity Residential	1,607,760	103,427
Discover Financial Services	1,775,188	100,387
Synchrony Financial	3,484,200	97,558
SunTrust Banks Inc.	2,180,232	95,494
Progressive Corp.	2,559,806	80,634
Willis Towers Watson plc	577,092	76,620
Hartford Financial Services Group Inc.	1,698,800	72,743
M&T Bank Corp.	621,091	72,109
Ameriprise Financial Inc.	709,086	70,745
Fifth Third Bancorp	3,366,027	68,869
Principal Financial Group Inc.	1,263,366	65,076
Northern Trust Corp.	945,708	64,299
KeyCorp	4,755,183	57,871
Citizens Financial Group Inc.	2,282,944	56,411
Invesco Ltd.	1,801,474	56,332
Regions Financial Corp.	5,516,634	54,449
Franklin Resources Inc.	1,519,279	54,041
Cincinnati Financial Corp.	687,746	51,870
Loews Corp.	1,260,228	51,858
Host Hotels & Resorts Inc.	3,263,636	50,815
Lincoln National Corp.	1,023,863	48,101
Huntington Bancshares Inc.	4,775,725	47,089
Annaly Capital Management Inc.	4,378,295	45,972
Western Union Co.	2,145,075	44,660
FNF Group	1,145,102	42,266
XL Group Ltd.	1,209,643	40,680
* Arch Capital Group Ltd.	512,198	40,597
Ally Financial Inc.	2,021,484	39,358
HCP Inc.	1,028,575	39,034
Unum Group	1,032,758	36,467
Comerica Inc.	765,419	36,220
Everest Re Group Ltd.	184,311	35,014
Nasdaq Inc.	509,946	34,442
CIT Group Inc.	888,684	32,259
Torchmark Corp.	500,996	32,009
Reinsurance Group of America Inc. Class A	282,264	30,468
New York Community Bancorp Inc.	2,038,586	29,009

American Capital Agency Corp.	1,454,122	28,413
Zions Bancorporation	903,251	28,019
Kimco Realty Corp.	874,426	25,315
Voya Financial Inc.	877,531	25,290
First Republic Bank	327,242	25,234
Macerich Co.	300,175	24,275
WR Berkley Corp.	404,138	23,343
* Liberty Broadband Corp.	319,902	22,867
Axis Capital Holdings Ltd.	397,347	21,588
People's United Financial Inc.	1,362,804	21,560
Duke Realty Corp.	772,250	21,106
Lazard Ltd. Class A	572,360	20,811
* Alleghany Corp.	32,184	16,897
Raymond James Financial Inc.	280,280	16,315
Camden Property Trust	192,858	16,150
Assurant Inc.	131,862	12,164
Navient Corp.	694,693	10,052
* Liberty Broadband Corp. Class A	54,425	3,818
* Berkshire Hathaway Inc. Class A	14	3,027
* Santander Consumer USA Holdings Inc.	231,193	2,811
		10,003,734
Health Care (12.8%)
Johnson & Johnson	12,032,054	1,421,347
Pfizer Inc.	26,676,056	903,518
Merck & Co. Inc.	12,161,073	758,973
UnitedHealth Group Inc.	4,188,582	586,401
Eli Lilly & Co.	4,369,191	350,671
Abbott Laboratories	6,464,950	273,403
* Express Scripts Holding Co.	2,771,701	195,488
Aetna Inc.	1,542,845	178,121
Cigna Corp.	1,128,413	147,055
Anthem Inc.	1,157,411	145,035
Humana Inc.	655,605	115,970
Zimmer Biomet Holdings Inc.	835,717	108,660
* HCA Holdings Inc.	1,415,496	107,054
Baxter International Inc.	2,152,843	102,475
St. Jude Medical Inc.	1,253,169	99,953
Quest Diagnostics Inc.	610,982	51,707
* Hologic Inc.	1,220,116	47,377
Perrigo Co. plc	299,286	27,633
Universal Health Services Inc. Class B	197,540	24,341
Patterson Cos. Inc.	371,713	17,076
* Endo International plc	440,873	8,884
* Boston Scientific Corp.	7,300	174
		5,671,316
Industrials (12.2%)
General Electric Co.	39,410,447	1,167,337
Honeywell International Inc.	3,346,304	390,146
United Technologies Corp.	3,496,681	355,263
Lockheed Martin Corp.	1,097,305	263,046
Caterpillar Inc.	2,569,386	228,084
* Johnson Controls International plc	4,109,983	191,237
General Dynamics Corp.	1,141,212	177,070
Raytheon Co.	1,297,863	176,678
Boeing Co.	1,303,176	171,680
Illinois Tool Works Inc.	1,404,974	168,372

	Northrop Grumman Corp.	785,354	168,026
	Emerson Electric Co.	2,830,271	154,278
	Eaton Corp. plc	1,999,741	131,403
	CSX Corp.	4,160,390	126,892
	Norfolk Southern Corp.	1,291,075	125,312
	Waste Management Inc.	1,945,194	124,026
	Deere & Co.	1,312,988	112,063
	TE Connectivity Ltd.	1,563,745	100,674
	Cummins Inc.	741,739	95,054
	FedEx Corp.	525,573	91,807
	PACCAR Inc.	1,541,663	90,619
	Ingersoll-Rand plc	1,135,371	77,137
	Parker-Hannifin Corp.	592,832	74,418
	Ball Corp.	765,283	62,715
	WestRock Co.	1,105,374	53,589
	Republic Services Inc. Class A	1,054,783	53,214
	Dover Corp.	682,928	50,291
	Rockwell Collins Inc.	571,434	48,195
	L-3 Communications Holdings Inc.	305,776	46,090
	Xylem Inc.	789,079	41,387
	Xerox Corp.	3,790,643	38,399
*	Crown Holdings Inc.	615,266	35,126
	Fluor Corp.	613,445	31,482
	Flowserve Corp.	574,615	27,719
*	Jacobs Engineering Group Inc.	535,031	27,672
*	Arrow Electronics Inc.	399,980	25,587
	Pentair plc	358,897	23,056
	Avnet Inc.	558,184	22,919
	ManpowerGroup Inc.	300,375	21,705
	Allison Transmission Holdings Inc.	624,128	17,900
*	United Rentals Inc.	188,724	14,813
	Owens Corning	251,440	13,424
	AGCO Corp.	400	20
			5,415,925
Oil & Gas (10.3%)
	Exxon Mobil Corp.	18,236,536	1,591,685
	Chevron Corp.	8,296,748	853,901
	Occidental Petroleum Corp.	3,359,711	244,990
	Schlumberger Ltd.	3,058,150	240,493
	ConocoPhillips	5,446,841	236,774
	Halliburton Co.	3,597,715	161,466
	Phillips 66	1,954,553	157,439
	Spectra Energy Corp.	3,083,421	131,816
	Valero Energy Corp.	2,029,015	107,538
	Apache Corp.	1,668,907	106,593
	Kinder Morgan Inc.	4,172,426	96,508
	Devon Energy Corp.	2,187,600	96,495
	Baker Hughes Inc.	1,881,922	94,981
	Marathon Petroleum Corp.	2,325,435	94,389
	Hess Corp.	1,252,277	67,147
	National Oilwell Varco Inc.	1,659,637	60,975
	Marathon Oil Corp.	3,723,874	58,874
	Tesoro Corp.	522,593	41,578
^	Helmerich & Payne Inc.	452,137	30,429
*	FMC Technologies Inc.	993,896	29,489
	OGE Energy Corp.	879,862	27,821
*	Weatherford International plc	3,932,125	22,099

HollyFrontier Corp.	773,587	18,953
Energen Corp.	212,254	12,251
Murphy Oil Corp.	357,113	10,856
Williams Cos. Inc.	3,600	111
		4,595,651
Other (0.0%)2
* Safeway Inc CVR (Casa Ley) Expire 1/30/2018	376	—
* Safeway Inc CVR (PDC) Expire 1/30/2017	376	—
		—
Technology (11.1%)
Microsoft Corp.	32,557,077	1,875,288
Intel Corp.	20,806,392	785,441
Cisco Systems Inc.	22,120,150	701,651
International Business Machines Corp.	3,783,329	600,982
Hewlett Packard Enterprise Co.	7,308,022	166,257
HP Inc.	7,523,086	116,834
Corning Inc.	4,560,089	107,846
Western Digital Corp.	1,238,738	72,429
Symantec Corp.	2,703,977	67,870
Motorola Solutions Inc.	732,751	55,894
Seagate Technology plc	1,316,734	50,760
Harris Corp.	548,629	50,260
* Dell Technologies Inc - VMware Inc	980,653	46,875
CA Inc.	1,381,887	45,713
NetApp Inc.	1,223,968	43,843
* Synopsys Inc.	665,892	39,521
Marvell Technology Group Ltd.	1,792,302	23,784
Garmin Ltd.	455,256	21,902
Juniper Networks Inc.	798,196	19,205
Computer Sciences Corp.	307,773	16,069
* Nuance Communications Inc.	614,356	8,908
CSRA Inc.	450	12
* IMS Health Holdings Inc.	175	5
		4,917,349
Telecommunications (4.8%)
AT&T Inc.	27,055,832	1,098,737
Verizon Communications Inc.	17,927,094	931,850
CenturyLink Inc.	2,398,230	65,784
Frontier Communications Corp.	5,156,705	21,452
* Sprint Corp.	2,615,301	17,340
* T-Mobile US Inc.	1,550	72
		2,135,235
Utilities (6.2%)
NextEra Energy Inc.	2,054,191	251,269
Duke Energy Corp.	3,029,928	242,515
Southern Co.	4,304,299	220,811
Dominion Resources Inc.	2,752,127	204,400
American Electric Power Co. Inc.	2,162,553	138,858
PG&E Corp.	2,213,980	135,429
Exelon Corp.	4,053,536	134,942
Sempra Energy	1,098,680	117,767
Edison International	1,432,887	103,526
PPL Corp.	2,982,267	103,097
Consolidated Edison Inc.	1,338,834	100,814
Public Service Enterprise Group Inc.	2,225,006	93,161
Xcel Energy Inc.	2,234,011	91,907

	WEC Energy Group Inc.			1,388,177	83,124
	Eversource Energy			1,395,766	75,623
	DTE Energy Co.			789,666	73,968
	FirstEnergy Corp.			1,867,976	61,793
	Entergy Corp.			787,236	60,405
	American Water Works Co. Inc.			782,580	58,568
	Ameren Corp.			1,066,360	52,444
	CMS Energy Corp.			1,229,795	51,664
	ONEOK Inc.			926,170	47,596
	CenterPoint Energy Inc.			1,801,250	41,843
	SCANA Corp.			564,690	40,867
	Alliant Energy Corp.			997,627	38,219
	AES Corp.			2,894,125	37,189
	Pinnacle West Capital Corp.			489,155	37,171
	NiSource Inc.			1,414,395	34,101
*	Calpine Corp.			1,583,927	20,021
	Avangrid Inc.			270,753	11,312
					2,764,404
Total Common Stocks (Cost $37,269,854)					44,439,404
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund		0.640%		1,939,915	194,011

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.340%	11/16/16	200	200
6	Freddie Mac Discount Notes	0.300%	11/8/16	200	200
	United States Treasury Bill	0.320%	11/25/16	200	200
7	United States Treasury Bill	0.318%-0.321%	12/1/16	1,500	1,499
7	United States Treasury Bill	0.320%	12/8/16	1,000	1,000
					3,099
Total Temporary Cash Investments (Cost $197,108)					197,110
Total Investments (100.3%) (Cost $37,466,962)					44,636,514
Other Assets and Liabilities-Net (-0.3%)4					(140,251)
Net Assets (100%)					44,496,263

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $167,143,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 0.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $167,655,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $2,199,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	44,439,404	—	—
Temporary Cash Investments	194,011	3,099	—
Futures Contracts—Assets[1]	297	—	—
Total	44,633,712	3,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Value Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	499	53,902	357

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $37,466,962,000. Net unrealized appreciation of investment securities for tax purposes was $7,169,552,000, consisting of unrealized gains of $8,165,644,000 on securities that had risen in value since their purchase and $996,092,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Basic Materials (1.1%)
	Praxair Inc.	1,629,905	196,942
	Ecolab Inc.	1,499,576	182,528
	International Flavors & Fragrances Inc.	454,788	65,021
	Newmont Mining Corp.	1,517,227	59,612
*	Axalta Coating Systems Ltd.	1,230,146	34,776
	WR Grace & Co.	403,054	29,745
			568,624
Consumer Goods (11.2%)
	Coca-Cola Co.	22,200,850	939,540
	Philip Morris International Inc.	8,866,393	861,991
	NIKE Inc. Class B	7,708,031	405,828
	Colgate-Palmolive Co.	5,095,124	377,752
	Altria Group Inc.	5,583,426	353,040
	Kraft Heinz Co.	3,479,657	311,464
	Monsanto Co.	2,500,868	255,589
	Reynolds American Inc.	4,894,286	230,766
	Activision Blizzard Inc.	3,812,776	168,906
	Constellation Brands Inc. Class A	961,509	160,082
	Newell Brands Inc.	2,754,721	145,064
*	Electronic Arts Inc.	1,632,235	139,393
*,^ Tesla Motors Inc.		637,740	130,118
*	Monster Beverage Corp.	816,458	119,864
	Estee Lauder Cos. Inc. Class A	1,263,544	111,899
	VF Corp.	1,897,386	106,348
	Mead Johnson Nutrition Co.	1,054,822	83,341
	Hershey Co.	784,462	74,994
*	Mohawk Industries Inc.	360,084	72,139
	Church & Dwight Co. Inc.	1,471,721	70,525
	McCormick & Co. Inc.	657,521	65,699
*	LKQ Corp.	1,667,482	59,129
	Hormel Foods Corp.	1,514,545	57,447
*	WhiteWave Foods Co. Class A	1,012,047	55,086
	Hanesbrands Inc.	2,159,831	54,536
	Stanley Black & Decker Inc.	430,118	52,896
	Snap-on Inc.	332,139	50,472
	Brown-Forman Corp. Class B	1,028,853	48,809
*	Michael Kors Holdings Ltd.	918,652	42,984
	BorgWarner Inc.	1,165,087	40,988
*,^ Under Armour Inc. Class A		1,049,397	40,591
*	Under Armour Inc.	1,065,677	36,084
*	NVR Inc.	21,191	34,750
*	WABCO Holdings Inc.	303,532	34,460
	Harman International Industries Inc.	399,738	33,758
*	lululemon athletica Inc.	546,147	33,304
	DR Horton Inc.	1,013,269	30,601
^	Polaris Industries Inc.	347,119	26,881
	Lennar Corp. Class A	549,376	23,261
^	Coty Inc. Class A	253,209	5,950

	Harley-Davidson Inc.	1,053	55
	Lennar Corp. Class B	180	6
			5,946,390
Consumer Services (20.8%)
*	Amazon.com Inc.	2,303,077	1,928,389
	Comcast Corp. Class A	13,730,481	910,880
	Home Depot Inc.	7,061,671	908,696
	Walt Disney Co.	8,266,593	767,636
	McDonald's Corp.	4,877,198	562,634
	Starbucks Corp.	7,963,022	431,118
	Walgreens Boots Alliance Inc.	5,257,867	423,889
*	Priceline Group Inc.	282,488	415,678
	Costco Wholesale Corp.	2,503,647	381,831
	Lowe's Cos. Inc.	5,064,354	365,697
*	Charter Communications Inc. Class A	1,161,331	313,525
	TJX Cos. Inc.	3,589,415	268,416
*	Netflix Inc.	2,327,614	229,386
	Yum! Brands Inc.	2,116,508	192,200
	Time Warner Inc.	2,110,953	168,053
	Twenty-First Century Fox Inc. Class A	6,078,410	147,219
	Ross Stores Inc.	2,282,300	146,752
*	O'Reilly Automotive Inc.	515,182	144,308
	Southwest Airlines Co.	3,546,931	137,940
*	AutoZone Inc.	167,173	128,446
	CBS Corp. Class B	2,250,840	123,211
	Marriott International Inc. Class A	1,672,952	112,640
	Nielsen Holdings plc	1,941,431	104,002
	Dollar General Corp.	1,450,142	101,495
*	Dollar Tree Inc.	1,280,344	101,058
	L Brands Inc.	1,397,519	98,902
	Expedia Inc.	704,916	82,278
*	Ulta Salon Cosmetics & Fragrance Inc.	338,434	80,541
	Royal Caribbean Cruises Ltd.	984,052	73,755
*	MGM Resorts International	2,746,966	71,504
	Hilton Worldwide Holdings Inc.	3,110,129	71,315
*	Chipotle Mexican Grill Inc. Class A	166,388	70,465
*	DISH Network Corp. Class A	1,229,223	67,337
	Las Vegas Sands Corp.	1,135,392	65,330
	Advance Auto Parts Inc.	399,909	59,634
*	CarMax Inc.	1,094,404	58,386
	Twenty-First Century Fox Inc.	2,282,493	56,469
	Carnival Corp.	1,102,703	53,834
	Foot Locker Inc.	773,677	52,393
	Tractor Supply Co.	764,180	51,468
	Alaska Air Group Inc.	704,046	46,368
^	Wynn Resorts Ltd.	465,752	45,374
	Wyndham Worldwide Corp.	628,702	42,331
*	TripAdvisor Inc.	646,196	40,827
*,^ Sirius XM Holdings Inc.		9,770,123	40,741
	FactSet Research Systems Inc.	232,824	37,741
*	Norwegian Cruise Line Holdings Ltd.	908,350	34,245
*	Discovery Communications Inc.	1,297,917	34,148
	Signet Jewelers Ltd.	446,847	33,304
	Scripps Networks Interactive Inc. Class A	461,408	29,295
	Whole Foods Market Inc.	910,700	25,818
*	Liberty Interactive Corp. QVC Group Class A	1,212,104	24,254
^	Williams-Sonoma Inc.	457,416	23,365

* Discovery Communications Inc. Class A	862,107	23,208
Tiffany & Co.	302,540	21,973
* AutoNation Inc.	407,448	19,847
H&R Block Inc.	631,516	14,620
* Hyatt Hotels Corp. Class A	126,775	6,240
CBS Corp. Class A	2,760	152
American Airlines Group Inc.	3,393	124
* Liberty SiriusXM Group	1,170	39
Nordstrom Inc.	702	36
* Liberty SiriusXM Group	585	20
		11,072,780
Financials (12.2%)
Visa Inc. Class A	10,781,634	891,641
Mastercard Inc.	5,542,200	564,030
Simon Property Group Inc.	1,795,897	371,769
American Tower Corporation	2,431,798	275,596
BlackRock Inc.	603,933	218,902
Charles Schwab Corp.	6,804,316	214,812
Marsh & McLennan Cos. Inc.	2,961,326	199,149
S&P Global Inc.	1,508,614	190,930
Public Storage	842,208	187,930
Crown Castle International Corp.	1,928,853	181,717
Intercontinental Exchange Inc.	646,662	174,185
Aon plc	1,517,534	170,707
Prologis Inc.	3,000,009	160,620
Welltower Inc.	2,044,787	152,889
Equinix Inc.	406,049	146,279
Ventas Inc.	2,007,142	141,764
AvalonBay Communities Inc.	784,443	139,505
Weyerhaeuser Co.	4,277,009	136,608
Boston Properties Inc.	877,807	119,636
Moody's Corp.	934,782	101,218
Realty Income Corp.	1,478,674	98,968
Vornado Realty Trust	971,911	98,367
Equifax Inc.	682,467	91,846
T. Rowe Price Group Inc.	1,348,513	89,676
General Growth Properties Inc.	3,032,380	83,694
Essex Property Trust Inc.	374,091	83,310
Digital Realty Trust Inc.	839,023	81,486
* IHS Markit Ltd.	2,046,001	76,827
* Markel Corp.	75,939	70,530
Federal Realty Investment Trust	408,293	62,849
SL Green Realty Corp.	573,294	61,973
VEREIT Inc.	5,517,423	57,216
UDR Inc.	1,526,668	54,945
Extra Space Storage Inc.	682,631	54,208
Iron Mountain Inc.	1,429,391	53,645
HCP Inc.	1,336,723	50,729
Alexandria Real Estate Equities Inc.	445,940	48,505
Brixmor Property Group Inc.	1,740,296	48,363
* CBRE Group Inc. Class A	1,727,445	48,334
TD Ameritrade Holding Corp.	1,355,087	47,753
* E*TRADE Financial Corp.	1,565,834	45,597
* Affiliated Managers Group Inc.	308,200	44,597
MSCI Inc. Class A	514,297	43,170
SEI Investments Co.	831,057	37,905
Kimco Realty Corp.	1,140,525	33,018

First Republic Bank	425,901	32,841
Macerich Co.	389,855	31,528
* Liberty Broadband Corp.	416,353	29,761
Jones Lang LaSalle Inc.	258,225	29,383
Raymond James Financial Inc.	363,452	21,157
Camden Property Trust	249,646	20,905
Realogy Holdings Corp.	419,806	10,856
* Liberty Broadband Corp. Class A	70,915	4,975
Equity Residential	2,145	138
Lazard Ltd. Class A	780	28
		6,488,970
Health Care (14.6%)
Amgen Inc.	4,277,122	713,467
Medtronic plc	7,964,432	688,127
Gilead Sciences Inc.	7,542,240	596,742
AbbVie Inc.	9,307,711	587,037
* Allergan plc	2,263,010	521,194
Bristol-Myers Squibb Co.	9,549,560	514,912
* Celgene Corp.	4,430,056	463,074
* Biogen Inc.	1,252,349	392,023
Thermo Fisher Scientific Inc.	2,253,348	358,418
Becton Dickinson and Co.	1,216,781	218,692
Stryker Corp.	1,711,195	199,200
* Boston Scientific Corp.	7,775,105	185,048
* Regeneron Pharmaceuticals Inc.	443,045	178,113
* Intuitive Surgical Inc.	219,925	159,408
* Illumina Inc.	837,511	152,142
* Alexion Pharmaceuticals Inc.	1,217,075	149,140
Zoetis Inc.	2,828,000	147,084
* Edwards Lifesciences Corp.	1,216,086	146,611
* Vertex Pharmaceuticals Inc.	1,416,994	123,576
* Mylan NV	2,600,221	99,120
CR Bard Inc.	420,134	94,228
* Incyte Corp.	912,811	86,069
* BioMarin Pharmaceutical Inc.	926,512	85,721
* Laboratory Corp. of America Holdings	584,422	80,346
Dentsply Sirona Inc.	1,331,008	79,102
* Henry Schein Inc.	467,324	76,165
* Waters Corp.	437,359	69,317
* DaVita Inc.	945,894	62,495
* Centene Corp.	926,866	62,063
* IDEXX Laboratories Inc.	511,821	57,698
* Varian Medical Systems Inc.	533,951	53,144
ResMed Inc.	804,486	52,123
Cooper Cos. Inc.	277,047	49,663
* Mallinckrodt plc	616,243	43,001
* Quintiles Transnational Holdings Inc.	510,821	41,407
* Alkermes plc	864,749	40,669
* Jazz Pharmaceuticals plc	329,023	39,970
Perrigo Co. plc	388,761	35,894
Universal Health Services Inc. Class B	256,857	31,650
* Alnylam Pharmaceuticals Inc.	416,297	28,217
* Envision Healthcare Holdings Inc.	534,564	11,905
		7,773,975
Industrials (11.4%)
3M Co.	3,454,329	608,756

Union Pacific Corp.	4,760,374	464,279
Accenture plc Class A	3,558,035	434,685
United Parcel Service Inc. Class B	3,950,783	432,058
Danaher Corp.	3,551,993	278,441
* PayPal Holdings Inc.	6,553,076	268,480
Boeing Co.	1,693,344	223,081
Automatic Data Processing Inc.	2,476,481	218,426
Fidelity National Information Services Inc.	1,872,788	144,261
* LinkedIn Corp. Class A	681,502	130,249
* Fiserv Inc.	1,255,547	124,889
Sherwin-Williams Co.	448,272	124,019
FedEx Corp.	683,418	119,380
Amphenol Corp. Class A	1,765,517	114,617
Paychex Inc.	1,855,580	107,382
Roper Technologies Inc.	579,618	105,763
Rockwell Automation Inc.	739,099	90,421
Fortive Corp.	1,776,256	90,411
Agilent Technologies Inc.	1,859,264	87,553
* FleetCor Technologies Inc.	502,263	87,258
Vulcan Materials Co.	760,021	86,437
* TransDigm Group Inc.	289,018	83,561
Waste Connections Inc.	1,003,204	74,939
* Verisk Analytics Inc. Class A	869,883	70,704
Fastenal Co.	1,651,225	68,988
* Alliance Data Systems Corp.	317,722	68,161
Global Payments Inc.	878,442	67,429
Acuity Brands Inc.	250,778	66,356
WW Grainger Inc.	293,584	66,009
Martin Marietta Materials Inc.	362,573	64,941
Masco Corp.	1,887,130	64,747
* Mettler-Toledo International Inc.	151,404	63,564
AMETEK Inc.	1,328,220	63,462
Kansas City Southern	617,283	57,605
CH Robinson Worldwide Inc.	815,770	57,479
Textron Inc.	1,384,397	55,030
Cintas Corp.	476,704	53,677
Expeditors International of Washington Inc.	1,035,186	53,333
Sealed Air Corp.	1,124,738	51,536
Fortune Brands Home & Security Inc.	880,165	51,138
* Vantiv Inc. Class A	894,860	50,354
Total System Services Inc.	946,496	44,627
JB Hunt Transport Services Inc.	515,874	41,858
* Trimble Navigation Ltd.	1,426,019	40,727
Wabtec Corp.	490,035	40,011
* Stericycle Inc.	485,885	38,939
* Sensata Technologies Holding NV	975,969	37,848
Macquarie Infrastructure Corp.	420,315	34,987
Hubbell Inc. Class B	315,537	33,996
Pentair plc	465,490	29,903
B/E Aerospace Inc.	550,416	28,435
Robert Half International Inc.	704,876	26,687
* First Data Corp. Class A	1,946,597	25,617
* United Rentals Inc.	245,599	19,277
Owens Corning	327,140	17,466
FLIR Systems Inc.	392,140	12,321
		6,066,558

Oil & Gas (3.5%)
	Schlumberger Ltd.	3,974,101	312,523
	EOG Resources Inc.	3,147,062	304,352
	Anadarko Petroleum Corp.	3,163,597	200,446
	Pioneer Natural Resources Co.	969,106	179,915
	Williams Cos. Inc.	4,292,817	131,918
	Kinder Morgan Inc.	5,425,502	125,492
*	Concho Resources Inc.	805,237	110,599
	Noble Energy Inc.	2,454,461	87,723
	Cimarex Energy Co.	542,741	72,928
	EQT Corp.	987,031	71,678
	Cabot Oil & Gas Corp.	2,657,901	68,574
*	Cheniere Energy Inc.	1,145,725	49,954
	Range Resources Corp.	1,203,565	46,638
*	Antero Resources Corp.	1,138,562	30,684
^	Core Laboratories NV	252,418	28,354
*	Continental Resources Inc.	535,740	27,837
			1,849,615
Technology (24.6%)
	Apple Inc.	29,257,085	3,307,513
*	Facebook Inc. Class A	13,276,530	1,702,980
*	Alphabet Inc. Class A	1,685,131	1,354,946
*	Alphabet Inc. Class C	1,669,250	1,297,491
	Oracle Corp.	17,672,126	694,161
	QUALCOMM Inc.	8,422,427	576,936
	Texas Instruments Inc.	5,733,678	402,390
	Broadcom Ltd.	2,147,498	370,486
*	Adobe Systems Inc.	2,847,852	309,106
*	salesforce.com Inc.	3,678,526	262,389
*	Yahoo! Inc.	4,895,012	210,975
	NVIDIA Corp.	2,904,282	199,001
	Applied Materials Inc.	6,176,213	186,213
*	Cognizant Technology Solutions Corp. Class A	3,468,184	165,467
	Intuit Inc.	1,388,712	152,772
	Analog Devices Inc.	1,758,405	113,329
*	Cerner Corp.	1,738,175	107,332
*	Micron Technology Inc.	5,938,194	105,581
*	Autodesk Inc.	1,219,066	88,175
	Lam Research Corp.	916,517	86,803
*	Red Hat Inc.	1,034,474	83,617
	Skyworks Solutions Inc.	1,071,022	81,548
	Linear Technology Corp.	1,370,915	81,282
	Xilinx Inc.	1,448,072	78,688
*	Palo Alto Networks Inc.	486,472	77,510
	Microchip Technology Inc.	1,229,869	76,424
*	Twitter Inc.	3,236,238	74,595
*	Citrix Systems Inc.	845,055	72,016
*	ServiceNow Inc.	893,023	70,683
	Maxim Integrated Products Inc.	1,620,240	64,696
	KLA-Tencor Corp.	891,477	62,145
*	Workday Inc. Class A	646,305	59,260
*	Akamai Technologies Inc.	949,321	50,305
	CDK Global Inc.	858,699	49,255
*	F5 Networks Inc.	378,682	47,199
*	ANSYS Inc.	498,952	46,208
*	Splunk Inc.	760,130	44,604
*	Qorvo Inc.	732,013	40,802

	*,^ VeriSign Inc.			519,324	40,632
*	Gartner Inc.			449,157	39,728
	*,^ VMware Inc. Class A			461,412	33,845
*	NetSuite Inc.			231,430	25,617
	Juniper Networks Inc.			1,037,102	24,953
*	IMS Health Holdings Inc.			676,385	21,198
*	Premier Inc. Class A			259,710	8,399
	CSRA Inc.			468	13
					13,049,268
	Telecommunications (0.5%)
*	SBA Communications Corp. Class A			711,840	79,840
*	T-Mobile US Inc.			1,646,742	76,936
*	Level 3 Communications Inc.			1,644,874	76,289
*	Zayo Group Holdings Inc.			690,486	20,514
					253,579
	Utilities (0.0%)
*	Calpine Corp.			2,106	27

	Total Common Stocks (Cost $34,604,056)				53,069,786
		Coupon
	Temporary Cash Investments (0.2%)1
	Money Market Fund (0.2%)
	2,3 Vanguard Market Liquidity Fund	0.640%		1,093,621	109,373

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4,	Federal Home Loan Bank Discount Notes	0.380%	10/5/16	500	500
	4,5 Federal Home Loan Bank Discount Notes	0.379%	10/21/16	200	200
5	United States Treasury Bill	0.275-0.341%	12/8/16	2,100	2,099
					2,799
Total Temporary Cash Investments (Cost $112,164)					112,172
	Total Investments (100.1%) (Cost $34,716,220)				53,181,958
	Other Assets and Liabilities-Net (-0.1%)3				(55,204)
	Net Assets (100%)				53,126,754

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $75,426,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $78,010,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,199,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Growth Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	53,069,786	—	—
Temporary Cash Investments	109,373	2,799	—
Futures Contracts—Assets[1]	304	—	—
Total	53,179,463	2,799	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Growth Index Fund

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	511	55,198	298

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $34,716,220,000. Net unrealized appreciation of investment securities for tax purposes was $18,465,738,000, consisting of unrealized gains of $19,162,024,000 on securities that had risen in value since their purchase and $696,286,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (3.8%)
	RPM International Inc.	2,870,593	154,208
	Steel Dynamics Inc.	4,985,211	124,580
	Royal Gold Inc.	1,405,342	108,816
	NewMarket Corp.	203,642	87,428
	Scotts Miracle-Gro Co. Class A	977,978	81,436
	Sensient Technologies Corp.	963,075	73,001
	Olin Corp.	3,551,328	72,873
	Huntsman Corp.	4,352,792	70,820
	United States Steel Corp.	3,561,341	67,167
	CONSOL Energy Inc.	3,451,757	66,274
	US Silica Holdings Inc.	1,367,155	63,655
	Cabot Corp.	1,209,155	63,372
	Chemours Co.	3,903,453	62,455
	PolyOne Corp.	1,811,002	61,230
	Compass Minerals International Inc.	726,511	53,544
	Minerals Technologies Inc.	750,426	53,048
	Balchem Corp.	681,050	52,802
	HB Fuller Co.	1,084,704	50,406
	Domtar Corp.	1,345,904	49,973
	Hecla Mining Co.	8,309,850	47,366
	Worthington Industries Inc.	949,225	45,591
*	Chemtura Corp.	1,362,018	44,688
*	GCP Applied Technologies Inc.	1,523,989	43,159
^	Allegheny Technologies Inc.	2,344,307	42,362
*	Ingevity Corp.	908,222	41,869
	Carpenter Technology Corp.	1,005,073	41,469
*	Coeur Mining Inc.	3,491,101	41,300
	Commercial Metals Co.	2,467,667	39,952
	KapStone Paper and Packaging Corp.	1,871,710	35,413
*	Stillwater Mining Co.	2,606,790	34,827
*	Platform Specialty Products Corp.	4,094,144	33,203
*	Univar Inc.	1,486,914	32,489
	Kaiser Aluminum Corp.	368,253	31,850
	Stepan Co.	432,985	31,461
*	Cambrex Corp.	690,740	30,710
	Innospec Inc.	491,032	29,860
	Quaker Chemical Corp.	270,923	28,699
*,^ Cliffs Natural Resources Inc.		4,441,102	25,980
*	Ferro Corp.	1,792,337	24,752
*,^ AK Steel Holding Corp.		5,121,554	24,737
*	Clearwater Paper Corp.	368,515	23,832
*	Kraton Corp.	663,607	23,253
	PH Glatfelter Co.	936,527	20,304
*,^ Fairmount Santrol Holdings Inc.		2,255,002	19,122
	A Schulman Inc.	604,082	17,591
	Calgon Carbon Corp.	1,093,635	16,590
	Deltic Timber Corp.	235,525	15,952
	Innophos Holdings Inc.	397,516	15,515
*	Koppers Holdings Inc.	422,855	13,607

	Tronox Ltd. Class A	1,333,615	12,496
	Rayonier Advanced Materials Inc.	927,279	12,398
	Tredegar Corp.	597,245	11,103
	Haynes International Inc.	267,615	9,931
	American Vanguard Corp.	592,383	9,514
*	Century Aluminum Co.	1,025,003	7,124
*	Resolute Forest Products Inc.	1,246,910	5,898
	FutureFuel Corp.	511,352	5,768
	SunCoke Energy Inc.	698,130	5,599
	Kronos Worldwide Inc.	381,098	3,159
			2,417,581
Consumer Goods (7.1%)
*	Middleby Corp.	1,238,431	153,095
	Leggett & Platt Inc.	2,877,357	131,150
	Pinnacle Foods Inc.	2,539,745	127,419
	Gentex Corp.	6,170,614	108,356
*	TreeHouse Foods Inc.	1,221,303	106,485
	Ingredion Inc.	777,269	103,423
*	Post Holdings Inc.	1,322,572	102,063
*	Toll Brothers Inc.	3,214,510	95,985
	Brunswick Corp.	1,942,944	94,777
*,^ Herbalife Ltd.		1,498,233	92,875
	Goodyear Tire & Rubber Co.	2,821,464	91,133
	Carter's Inc.	1,022,611	88,671
	Thor Industries Inc.	1,015,658	86,026
*	Take-Two Interactive Software Inc.	1,849,443	83,373
	Pool Corp.	859,443	81,235
*	Hain Celestial Group Inc.	2,224,297	79,140
	Nu Skin Enterprises Inc. Class A	1,142,681	74,023
	Spectrum Brands Holdings Inc.	510,922	70,349
	B&G Foods Inc.	1,427,842	70,221
*	Tenneco Inc.	1,155,677	67,341
	Energizer Holdings Inc.	1,331,039	66,499
*	Skechers U.S.A. Inc. Class A	2,866,584	65,645
*,^ Tempur Sealy International Inc.		1,067,587	60,575
	Flowers Foods Inc.	4,003,244	60,529
	Tupperware Brands Corp.	869,324	56,828
	Snyder's-Lance Inc.	1,652,608	55,495
	CalAtlantic Group Inc.	1,654,701	55,333
	Lancaster Colony Corp.	412,663	54,509
	Avon Products Inc.	9,402,623	53,219
	Visteon Corp.	731,434	52,415
*	Vista Outdoor Inc.	1,297,449	51,716
*	Helen of Troy Ltd.	598,098	51,538
	Drew Industries Inc.	502,235	49,229
	Dana Inc.	3,088,893	48,156
*	Manitowoc Foodservice Inc.	2,951,824	47,879
*	Darling Ingredients Inc.	3,539,107	47,813
*	Kate Spade & Co.	2,753,102	47,161
	Wolverine World Wide Inc.	2,031,188	46,778
*	Zynga Inc. Class A	15,622,652	45,462
*	Dorman Products Inc.	708,044	45,244
	Vector Group Ltd.	2,100,545	45,225
*,^ Blue Buffalo Pet Products Inc.		1,900,592	45,158
*,^ Fitbit Inc. Class A		2,999,871	44,518
	Cooper Tire & Rubber Co.	1,164,269	44,266
	Fresh Del Monte Produce Inc.	715,810	42,877

*	Steven Madden Ltd.	1,188,134	41,062
*	Deckers Outdoor Corp.	688,282	40,987
*	TRI Pointe Group Inc.	3,105,561	40,931
	Sanderson Farms Inc.	413,855	39,867
	J&J Snack Foods Corp.	321,663	38,316
	HNI Corp.	955,463	38,027
	Herman Miller Inc.	1,291,041	36,924
*	Cooper-Standard Holding Inc.	354,342	35,009
	Columbia Sportswear Co.	600,330	34,063
	WD-40 Co.	290,811	32,696
	Dean Foods Co.	1,944,231	31,885
*,^ GoPro Inc. Class A		1,770,664	29,535
*	Boston Beer Co. Inc. Class A	185,053	28,731
*,^ Wayfair Inc.		725,395	28,559
*	Meritage Homes Corp.	819,325	28,431
*	American Axle & Manufacturing Holdings Inc.	1,641,600	28,268
*	US Foods Holding Corp.	1,185,925	28,000
	Universal Corp.	465,268	27,088
	KB Home	1,628,571	26,253
	La-Z-Boy Inc.	1,055,054	25,912
	Schweitzer-Mauduit International Inc.	657,681	25,360
*	iRobot Corp.	563,371	24,777
	Steelcase Inc. Class A	1,783,320	24,770
*	Gentherm Inc.	786,198	24,702
*	Fossil Group Inc.	884,788	24,571
*	G-III Apparel Group Ltd.	837,911	24,425
^	Cal-Maine Foods Inc.	611,867	23,581
	Interface Inc. Class A	1,410,116	23,535
	Knoll Inc.	1,003,509	22,930
*	ACCO Brands Corp.	2,307,342	22,243
	Oxford Industries Inc.	325,808	22,057
	MDC Holdings Inc.	845,076	21,803
*	Select Comfort Corp.	941,130	20,328
	Andersons Inc.	548,943	19,861
*	Central Garden & Pet Co. Class A	718,820	17,827
*	Seaboard Corp.	5,023	17,279
	Ethan Allen Interiors Inc.	538,694	16,845
	Briggs & Stratton Corp.	887,917	16,560
*	USANA Health Sciences Inc.	116,348	16,097
	DTS Inc.	358,850	15,265
	Coca-Cola Bottling Co. Consolidated	100,039	14,822
	Superior Industries International Inc.	493,253	14,383
*	AdvancePierre Foods Holdings Inc.	498,770	13,746
^	Tootsie Roll Industries Inc.	371,489	13,682
*	Crocs Inc.	1,495,594	12,413
	Inter Parfums Inc.	366,265	11,819
*	Modine Manufacturing Co.	974,679	11,560
*,^ National Beverage Corp.		249,502	10,991
*	Taylor Morrison Home Corp. Class A	623,891	10,980
	Phibro Animal Health Corp. Class A	397,020	10,791
*,^ Amplify Snack Brands Inc.		641,599	10,394
	National Presto Industries Inc.	111,725	9,808
*	Revlon Inc. Class A	225,611	8,298
*	Iconix Brand Group Inc.	1,021,912	8,298
*	Eastman Kodak Co.	496,820	7,452
	Movado Group Inc.	333,584	7,165
*	Federal-Mogul Holdings Corp.	721,037	6,929

*	Vera Bradley Inc.	394,741	5,980
*	Central Garden & Pet Co.	217,722	5,661
	Titan International Inc.	459,095	4,646
	Metaldyne Performance Group Inc.	287,829	4,562
*,^ Vince Holding Corp.		203,822	1,150
*	Valvoline Inc.	29,740	699
			4,482,796
Consumer Services (12.0%)
	Domino's Pizza Inc.	1,038,599	157,711
	KAR Auction Services Inc.	2,967,367	128,072
*	Burlington Stores Inc.	1,535,840	124,434
	Vail Resorts Inc.	778,019	122,056
*	JetBlue Airways Corp.	6,967,431	120,119
	Sabre Corp.	4,190,778	118,096
*	VCA Inc.	1,654,151	115,757
*	Copart Inc.	2,119,557	113,523
	Dun & Bradstreet Corp.	781,919	106,826
	Service Corp. International	3,960,942	105,123
	Dunkin' Brands Group Inc.	1,975,616	102,890
	Dick's Sporting Goods Inc.	1,800,302	102,113
	Casey's General Stores Inc.	844,079	101,416
	TEGNA Inc.	4,614,809	100,880
*	ServiceMaster Global Holdings Inc.	2,914,443	98,158
*	Panera Bread Co. Class A	479,519	93,372
*	Rite Aid Corp.	11,295,641	86,863
	Cinemark Holdings Inc.	2,249,058	86,094
	Six Flags Entertainment Corp.	1,598,025	85,670
*	Sally Beauty Holdings Inc.	3,148,756	80,860
*	GrubHub Inc.	1,832,168	78,765
	CST Brands Inc.	1,627,392	78,261
*	Live Nation Entertainment Inc.	2,837,896	77,985
*	Madison Square Garden Co. Class A	420,089	71,167
^	Cracker Barrel Old Country Store Inc.	514,797	68,066
*	Pandora Media Inc.	4,719,366	67,629
	Jack in the Box Inc.	703,723	67,515
*	AMC Networks Inc. Class A	1,288,257	66,809
*	Spirit Airlines Inc.	1,505,591	64,033
*	Bright Horizons Family Solutions Inc.	951,181	63,624
	American Eagle Outfitters Inc.	3,522,678	62,915
*	Sprouts Farmers Market Inc.	3,031,800	62,607
*	Hertz Global Holdings Inc.	1,553,313	62,381
	Rollins Inc.	2,115,995	61,956
	GameStop Corp. Class A	2,235,186	61,669
	Dolby Laboratories Inc. Class A	1,129,026	61,295
	Tribune Media Co. Class A	1,658,557	60,571
	Brinker International Inc.	1,197,964	60,413
*	Avis Budget Group Inc.	1,756,936	60,105
*	Yelp Inc. Class A	1,407,337	58,686
*,^ JC Penney Co. Inc.		6,279,800	57,900
	Cable One Inc.	98,404	57,468
*	Murphy USA Inc.	799,666	57,064
*	Cabela's Inc.	1,032,075	56,692
*	Urban Outfitters Inc.	1,637,154	56,515
*	Starz	1,781,545	55,566
*	Buffalo Wild Wings Inc.	393,456	55,375
*	Beacon Roofing Supply Inc.	1,284,552	54,041
*	Michaels Cos. Inc.	2,227,608	53,841

	Texas Roadhouse Inc. Class A	1,363,086	53,201
*	Hawaiian Holdings Inc.	1,091,334	53,039
	John Wiley & Sons Inc. Class A	990,658	51,128
	Cheesecake Factory Inc.	982,364	49,177
	Wendy's Co.	4,495,179	48,548
*	Groupon Inc. Class A	9,228,536	47,527
*	Five Below Inc.	1,179,505	47,522
	Chemed Corp.	331,431	46,755
	Lithia Motors Inc. Class A	478,980	45,752
	Big Lots Inc.	954,172	45,562
	Papa John's International Inc.	556,754	43,900
	Regal Entertainment Group Class A	2,010,860	43,736
*	Media General Inc.	2,363,605	43,561
	Graham Holdings Co. Class B	90,221	43,430
	Sinclair Broadcast Group Inc. Class A	1,474,898	42,595
*	Acxiom Corp.	1,582,708	42,179
	Meredith Corp.	810,443	42,135
	Office Depot Inc.	11,716,407	41,828
	Churchill Downs Inc.	285,732	41,817
	Bloomin' Brands Inc.	2,406,988	41,496
	Lions Gate Entertainment Corp.	2,066,134	41,302
*	United Natural Foods Inc.	1,031,442	41,299
	AMERCO	126,762	41,100
*	Grand Canyon Education Inc.	1,015,846	41,030
	Monro Muffler Brake Inc.	659,582	40,347
	Matthews International Corp. Class A	656,872	39,912
	Aaron's Inc.	1,566,950	39,832
^	Penske Automotive Group Inc.	824,166	39,708
*	WebMD Health Corp.	796,386	39,580
	Interval Leisure Group Inc.	2,288,480	39,293
	Hillenbrand Inc.	1,221,022	38,633
	Sotheby's	1,007,708	38,313
	Allegiant Travel Co. Class A	283,730	37,472
	Nexstar Broadcasting Group Inc. Class A	629,642	36,337
	PriceSmart Inc.	425,290	35,622
*	Dave & Buster's Entertainment Inc.	904,552	35,440
*	Houghton Mifflin Harcourt Co.	2,636,130	35,351
	Core-Mark Holding Co. Inc.	949,886	34,006
*	Boyd Gaming Corp.	1,691,190	33,452
	New York Times Co. Class A	2,757,235	32,949
	Choice Hotels International Inc.	725,100	32,688
	Chico's FAS Inc.	2,710,901	32,260
*	Liberty TripAdvisor Holdings Inc. Class A	1,474,331	32,214
	Marriott Vacations Worldwide Corp.	434,580	31,863
*,^ Stamps.com Inc.		334,165	31,582
*	Shutterfly Inc.	695,023	31,026
	Children's Place Inc.	387,069	30,915
	GNC Holdings Inc. Class A	1,475,020	30,120
*	comScore Inc.	976,132	29,928
*,^ Etsy Inc.		2,083,304	29,750
	DineEquity Inc.	373,157	29,550
*	Caesars Acquisition Co. Class A	2,368,872	29,421
	Morningstar Inc.	369,752	29,310
	Gannett Co. Inc.	2,513,263	29,254
*,^ Restoration Hardware Holdings Inc.		832,970	28,804
*	SUPERVALU Inc.	5,722,610	28,556
	DeVry Education Group Inc.	1,217,327	28,072

	Time Inc.	1,934,418	28,010
	SkyWest Inc.	1,055,234	27,869
	DSW Inc. Class A	1,360,457	27,862
*,^ SolarCity Corp.		1,404,257	27,467
*	Ollie's Bargain Outlet Holdings Inc.	1,037,376	27,190
*	Liberty Media Group LLC	956,960	26,929
	HSN Inc.	674,881	26,860
	Group 1 Automotive Inc.	412,812	26,370
*,^ Diplomat Pharmacy Inc.		926,966	25,964
	Sonic Corp.	971,224	25,427
	Dillard's Inc. Class A	393,882	24,819
*	MSG Networks Inc.	1,316,767	24,505
*	Popeyes Louisiana Kitchen Inc.	458,580	24,369
	Extended Stay America Inc.	1,710,741	24,293
*	Asbury Automotive Group Inc.	429,505	23,911
*	Belmond Ltd. Class A	1,857,475	23,609
*	Genesco Inc.	427,496	23,281
	Abercrombie & Fitch Co.	1,459,462	23,191
*,^ Virgin America Inc.		432,381	23,137
	Caleres Inc.	892,858	22,580
*	Ascena Retail Group Inc.	3,958,465	22,128
*	Penn National Gaming Inc.	1,618,853	21,968
	Scholastic Corp.	529,223	20,830
	Finish Line Inc. Class A	891,171	20,568
*	Herc Holdings Inc.	608,822	20,517
*	EW Scripps Co. Class A	1,245,497	19,803
	National CineMedia Inc.	1,344,021	19,784
*	La Quinta Holdings Inc.	1,754,443	19,615
	ClubCorp Holdings Inc.	1,341,183	19,407
	SeaWorld Entertainment Inc.	1,435,070	19,345
*	Performance Food Group Co.	775,232	19,226
*,^ Hibbett Sports Inc.		481,226	19,201
*	Express Inc.	1,621,611	19,119
	International Speedway Corp. Class A	560,961	18,747
	Guess? Inc.	1,266,679	18,506
*,^ Quotient Technology Inc.		1,357,003	18,062
	Cato Corp. Class A	533,438	17,545
*	Planet Fitness Inc. Class A	858,478	17,230
*	Apollo Education Group Inc.	2,087,074	16,592
	Tailored Brands Inc.	1,051,933	16,515
*	Rush Enterprises Inc. Class A	654,145	16,013
*	BJ's Restaurants Inc.	442,710	15,738
	Bob Evans Farms Inc.	404,508	15,493
	Weis Markets Inc.	288,766	15,305
	World Wrestling Entertainment Inc. Class A	717,248	15,277
^	Buckle Inc.	629,549	15,128
	Red Rock Resorts Inc. Class A	624,493	14,732
	Capella Education Co.	252,392	14,649
	AMC Entertainment Holdings Inc.	464,060	14,428
*	Pinnacle Entertainment Inc.	1,164,670	14,372
	New Media Investment Group Inc.	914,772	14,179
*	Vitamin Shoppe Inc.	524,015	14,070
*	Fiesta Restaurant Group Inc.	577,843	13,868
	Rent-A-Center Inc.	1,082,690	13,685
	Barnes & Noble Inc.	1,208,572	13,657
	Wingstop Inc. Class A	465,567	13,641
*	Liberty Media Group LLC Class A	468,835	13,432

*	Francesca's Holdings Corp.	868,043	13,394
*,^ Scientific Games Corp. Class A		1,123,203	12,658
*,^ Shake Shack Inc. Class A		361,792	12,543
*	Tile Shop Holdings Inc.	723,404	11,972
*,^ Party City Holdco Inc.		635,935	10,887
*,^ Lumber Liquidators Holdings Inc.		551,915	10,856
*,^ Clean Energy Fuels Corp.		2,413,926	10,790
*	K12 Inc.	727,888	10,445
*,^ TrueCar Inc.		1,088,493	10,275
	Sonic Automotive Inc. Class A	543,597	10,220
*	Strayer Education Inc.	216,005	10,083
*	Biglari Holdings Inc.	22,095	9,634
*,^ Caesars Entertainment Corp.		1,270,042	9,462
*	Regis Corp.	745,661	9,358
*	SiteOne Landscape Supply Inc.	253,392	9,104
*,^ Global Eagle Entertainment Inc.		1,074,933	8,933
*	Bankrate Inc.	980,598	8,315
*	Angie's List Inc.	825,614	8,182
	Blue Nile Inc.	235,891	8,119
*	Smart & Final Stores Inc.	633,264	8,087
*	RetailMeNot Inc.	783,196	7,746
*	FTD Cos. Inc.	356,683	7,337
	Pier 1 Imports Inc.	1,699,894	7,208
*	Potbelly Corp.	559,503	6,955
*	Zumiez Inc.	383,918	6,911
	Fred's Inc. Class A	757,620	6,864
*	Barnes & Noble Education Inc.	688,375	6,588
*	American Public Education Inc.	328,314	6,504
*,^ Weight Watchers International Inc.		618,738	6,385
*,^ El Pollo Loco Holdings Inc.		453,496	5,710
*,^ Sears Holdings Corp.		457,694	5,245
*	Habit Restaurants Inc. Class A	364,428	5,102
	Speedway Motorsports Inc.	262,463	4,688
	Clear Channel Outdoor Holdings Inc. Class A	772,024	4,509
*,^ Lands' End Inc.		273,281	3,963
*	Rush Enterprises Inc. Class B	146,991	3,573
*	Bojangles' Inc.	193,484	3,088
*	Bridgepoint Education Inc.	388,481	2,669
*,^ Conn's Inc.		163,584	1,688
*	Noodles & Co. Class A	199,802	951
*	At Home Group Inc.	14,891	226
			7,609,371
Financials (26.5%)
	Arthur J Gallagher & Co.	3,808,396	193,733
	Regency Centers Corp.	2,248,810	174,260
	National Retail Properties Inc.	3,163,148	160,846
	Apartment Investment & Management Co.	3,370,614	154,745
	Mid-America Apartment Communities Inc.	1,625,688	152,798
	Omega Healthcare Investors Inc.	4,163,430	147,594
	WP Carey Inc.	2,275,788	146,857
	American Campus Communities Inc.	2,808,370	142,862
	Kilroy Realty Corp.	1,985,933	137,724
	Spirit Realty Capital Inc.	10,324,543	137,626
	Gaming and Leisure Properties Inc.	3,962,518	132,546
*	Signature Bank	1,085,889	128,624
	Equity LifeStyle Properties Inc.	1,652,837	127,566
	Liberty Property Trust	3,158,822	127,458

	MarketAxess Holdings Inc.	769,295	127,388
*	SVB Financial Group	1,120,190	123,826
	Forest City Realty Trust Inc. Class A	5,200,526	120,288
	DDR Corp.	6,694,667	116,688
	Lamar Advertising Co. Class A	1,782,705	116,428
	Senior Housing Properties Trust	5,110,780	116,066
*	Liberty Ventures Class A	2,908,954	115,980
	East West Bancorp Inc.	3,103,086	113,914
	CBOE Holdings Inc.	1,750,088	113,493
	Douglas Emmett Inc.	3,089,217	113,158
	American Financial Group Inc.	1,496,350	112,226
	Highwoods Properties Inc.	2,122,022	110,600
	Sun Communities Inc.	1,403,202	110,123
	Starwood Property Trust Inc.	4,868,976	109,649
	EPR Properties	1,370,160	107,886
	PacWest Bancorp	2,462,145	105,651
	CubeSmart	3,860,051	105,225
	Hospitality Properties Trust	3,497,298	103,940
	Duke Realty Corp.	3,776,433	103,210
	Weingarten Realty Investors	2,609,231	101,708
	RenaissanceRe Holdings Ltd.	841,921	101,165
	American Homes 4 Rent Class A	4,607,622	99,709
	Communications Sales & Leasing Inc.	3,146,260	98,824
	STORE Capital Corp.	3,298,341	97,202
	Healthcare Trust of America Inc. Class A	2,970,422	96,895
	Medical Properties Trust Inc.	6,508,685	96,133
	Bank of the Ozarks Inc.	2,477,766	95,146
	Old Republic International Corp.	5,369,447	94,610
	DCT Industrial Trust Inc.	1,939,539	94,165
	First American Financial Corp.	2,359,311	92,674
	Taubman Centers Inc.	1,235,512	91,934
	Brown & Brown Inc.	2,404,987	90,692
	Endurance Specialty Holdings Ltd.	1,382,643	90,494
	Eaton Vance Corp.	2,316,973	90,478
*	Life Storage Inc.	999,170	88,866
*	Howard Hughes Corp.	771,713	88,361
	Gramercy Property Trust	9,073,213	87,466
	Commerce Bancshares Inc.	1,764,878	86,938
^	Cullen/Frost Bankers Inc.	1,203,698	86,594
	Retail Properties of America Inc.	5,104,213	85,751
	Popular Inc.	2,231,644	85,293
	Healthcare Realty Trust Inc.	2,495,077	84,982
*	Alleghany Corp.	157,953	82,929
	Validus Holdings Ltd.	1,643,527	81,881
*	Equity Commonwealth	2,702,964	81,684
	Synovus Financial Corp.	2,510,934	81,681
	CyrusOne Inc.	1,705,559	81,133
	Tanger Factory Outlet Centers Inc.	2,068,098	80,573
	Investors Bancorp Inc.	6,673,887	80,153
	Assured Guaranty Ltd.	2,841,238	78,844
	Prosperity Bancshares Inc.	1,421,413	78,021
*	Western Alliance Bancorp	2,033,136	76,324
	Post Properties Inc.	1,150,490	76,082
*,^ Zillow Group Inc.		2,194,861	76,052
	First Horizon National Corp.	4,988,697	75,978
	Hudson Pacific Properties Inc.	2,310,911	75,960
	Webster Financial Corp.	1,971,862	74,950

PrivateBancorp Inc.	1,626,366	74,683
New Residential Investment Corp.	5,385,881	74,379
Allied World Assurance Co. Holdings AG	1,787,411	72,247
Umpqua Holdings Corp.	4,741,243	71,356
First Industrial Realty Trust Inc.	2,512,739	70,910
Rayonier Inc.	2,646,488	70,238
Outfront Media Inc.	2,966,171	70,150
Hanover Insurance Group Inc.	918,919	69,305
Empire State Realty Trust Inc.	3,280,706	68,731
Piedmont Office Realty Trust Inc. Class A	3,128,305	68,103
Education Realty Trust Inc.	1,570,639	67,757
BankUnited Inc.	2,239,403	67,630
Legg Mason Inc.	2,005,344	67,139
Bank of Hawaii Corp.	923,216	67,044
DuPont Fabros Technology Inc.	1,624,446	67,008
Apple Hospitality REIT Inc.	3,574,233	66,159
White Mountains Insurance Group Ltd.	79,499	65,984
Two Harbors Investment Corp.	7,475,852	63,769
Associated Banc-Corp	3,239,508	63,462
Chemical Financial Corp.	1,430,266	63,118
National Health Investors Inc.	799,999	62,784
Radian Group Inc.	4,609,138	62,454
Physicians Realty Trust	2,894,099	62,339
Acadia Realty Trust	1,717,405	62,239
Wintrust Financial Corp.	1,111,920	61,789
Equity One Inc.	2,009,319	61,505
RLI Corp.	894,910	61,176
Chimera Investment Corp.	3,834,605	61,162
Aspen Insurance Holdings Ltd.	1,297,015	60,428
Urban Edge Properties	2,141,692	60,267
ProAssurance Corp.	1,145,453	60,113
MFA Financial Inc.	7,992,074	59,781
Assurant Inc.	647,289	59,712
Sunstone Hotel Investors Inc.	4,656,638	59,558
Columbia Property Trust Inc.	2,658,570	59,525
Federated Investors Inc. Class B	1,999,302	59,239
IBERIABANK Corp.	882,396	59,226
Brandywine Realty Trust	3,764,975	58,809
United Bankshares Inc.	1,560,228	58,774
* MGIC Investment Corp.	7,319,543	58,556
Paramount Group Inc.	3,545,492	58,111
LaSalle Hotel Properties	2,431,017	58,028
Corporate Office Properties Trust	2,039,503	57,820
CNO Financial Group Inc.	3,765,720	57,503
MB Financial Inc.	1,506,763	57,317
Blackstone Mortgage Trust Inc. Class A	1,918,348	56,495
Erie Indemnity Co. Class A	546,757	55,808
FNB Corp.	4,521,659	55,616
* Texas Capital Bancshares Inc.	988,982	54,315
Hancock Holding Co.	1,667,342	54,072
Fulton Financial Corp.	3,720,554	54,022
CoreSite Realty Corp.	729,550	54,016
UMB Financial Corp.	905,109	53,809
RLJ Lodging Trust	2,549,484	53,616
Home BancShares Inc.	2,566,821	53,416
* Genworth Financial Inc. Class A	10,715,212	53,147
Primerica Inc.	999,323	52,994

	American National Insurance Co.	428,801	52,297
	Washington Federal Inc.	1,949,596	52,015
*	Stifel Financial Corp.	1,352,493	52,003
	Care Capital Properties Inc.	1,805,612	51,460
	Retail Opportunity Investments Corp.	2,339,514	51,376
	NorthStar Realty Finance Corp.	3,892,319	51,262
	Pinnacle Financial Partners Inc.	942,678	50,980
	Valley National Bancorp	5,199,259	50,589
	NorthStar Asset Management Group Inc.	3,861,577	49,930
	Kite Realty Group Trust	1,796,011	49,785
	Cathay General Bancorp	1,614,008	49,679
	Selective Insurance Group Inc.	1,245,160	49,632
	EastGroup Properties Inc.	673,044	49,509
	Washington Prime Group Inc.	3,986,232	49,350
	Navient Corp.	3,408,363	49,319
^	First Financial Bankshares Inc.	1,351,502	49,249
	Washington REIT	1,582,485	49,247
	AmTrust Financial Services Inc.	1,835,265	49,240
	First Citizens BancShares Inc. Class A	166,072	48,807
	Interactive Brokers Group Inc.	1,374,286	48,471
	TCF Financial Corp.	3,310,938	48,042
*	Hope Bancorp Inc.	2,764,632	48,022
	Mack-Cali Realty Corp.	1,739,212	47,341
	Cousins Properties Inc.	4,520,067	47,190
	Glacier Bancorp Inc.	1,642,424	46,842
	Sterling Bancorp	2,675,574	46,823
*	FirstCash Inc.	989,188	46,571
	PS Business Parks Inc.	408,351	46,376
	LPL Financial Holdings Inc.	1,535,576	45,929
	Community Bank System Inc.	952,596	45,829
	QTS Realty Trust Inc. Class A	855,148	45,195
	Ryman Hospitality Properties Inc.	933,952	44,979
	CBL & Associates Properties Inc.	3,680,412	44,680
	Janus Capital Group Inc.	3,157,817	44,241
*,^ LendingClub Corp.		7,148,648	44,179
	LTC Properties Inc.	844,241	43,892
	Kennedy-Wilson Holdings Inc.	1,937,900	43,700
	BancorpSouth Inc.	1,830,736	42,473
	Great Western Bancorp Inc.	1,264,837	42,144
	Colony Capital Inc. Class A	2,311,720	42,143
	Lexington Realty Trust	4,073,986	41,962
	Pebblebrook Hotel Trust	1,554,985	41,363
*	SLM Corp.	5,487,993	40,995
	Columbia Banking System Inc.	1,251,320	40,943
	Realogy Holdings Corp.	1,580,440	40,870
	Old National Bancorp	2,900,781	40,785
*	Essent Group Ltd.	1,501,971	39,967
	DiamondRock Hospitality Co.	4,335,862	39,456
	CVB Financial Corp.	2,207,505	38,874
	BGC Partners Inc. Class A	4,431,946	38,780
	Alexander & Baldwin Inc.	1,003,814	38,567
	GEO Group Inc.	1,612,435	38,344
	Monogram Residential Trust Inc.	3,597,116	38,273
	Trustmark Corp.	1,385,367	38,181
*,^ Zillow Group Inc. Class A		1,099,632	37,882
	STAG Industrial Inc.	1,536,769	37,666
	Capitol Federal Financial Inc.	2,665,209	37,500

*	HRG Group Inc.	2,376,965	37,318
	South State Corp.	495,627	37,192
	Invesco Mortgage Capital Inc.	2,402,693	36,593
*	Blackhawk Network Holdings Inc.	1,212,585	36,584
	Evercore Partners Inc. Class A	708,048	36,472
	EverBank Financial Corp.	1,883,841	36,471
	Select Income REIT	1,349,162	36,292
	American Assets Trust Inc.	831,051	36,051
	International Bancshares Corp.	1,210,348	36,044
*	OneMain Holdings Inc. Class A	1,160,948	35,931
*	Hilltop Holdings Inc.	1,594,616	35,815
*,^ Credit Acceptance Corp.		175,227	35,233
	Xenia Hotels & Resorts Inc.	2,317,730	35,183
	Corrections Corp. of America	2,535,142	35,162
^	Government Properties Income Trust	1,534,072	34,701
	Argo Group International Holdings Ltd.	614,765	34,685
*	HealthEquity Inc.	899,539	34,048
	Potlatch Corp.	872,906	33,947
	First Midwest Bancorp Inc.	1,751,033	33,900
	Financial Engines Inc.	1,132,327	33,641
	Sabra Health Care REIT Inc.	1,335,276	33,622
	Northwest Bancshares Inc.	2,094,160	32,899
*	PRA Group Inc.	948,882	32,774
	Pennsylvania REIT	1,421,637	32,740
	Mercury General Corp.	594,783	32,624
	New York REIT Inc.	3,560,044	32,574
	Kemper Corp.	826,174	32,485
*	Eagle Bancorp Inc.	650,974	32,113
	Ramco-Gershenson Properties Trust	1,707,350	31,996
	American Equity Investment Life Holding Co.	1,796,238	31,847
	Horace Mann Educators Corp.	866,458	31,756
*	Enstar Group Ltd.	192,671	31,689
^	Colony Starwood Homes	1,093,702	31,389
	Waddell & Reed Financial Inc. Class A	1,690,532	30,700
	Parkway Properties Inc.	1,804,054	30,687
	NBT Bancorp Inc.	925,173	30,410
*	FCB Financial Holdings Inc. Class A	774,327	29,757
	Global Net Lease Inc.	3,636,590	29,675
	Chesapeake Lodging Trust	1,293,151	29,613
	BOK Financial Corp.	428,151	29,530
	WesBanco Inc.	893,856	29,390
	Independent Bank Corp.	538,164	29,109
	Astoria Financial Corp.	1,967,407	28,724
	Banner Corp.	652,591	28,544
	CYS Investments Inc.	3,267,929	28,496
	First Financial Bancorp	1,266,432	27,659
	LegacyTexas Financial Group Inc.	871,453	27,564
	Franklin Street Properties Corp.	2,176,796	27,428
	Provident Financial Services Inc.	1,285,000	27,281
	Park National Corp.	280,886	26,965
	Westamerica Bancorporation	525,228	26,724
	Navigators Group Inc.	266,295	25,809
	WisdomTree Investments Inc.	2,497,819	25,703
	Kearny Financial Corp.	1,813,470	24,681
^	Seritage Growth Properties Class A	486,659	24,664
	Tompkins Financial Corp.	307,215	23,474
	Redwood Trust Inc.	1,657,221	23,466

	Artisan Partners Asset Management Inc. Class A	857,194	23,316
	NRG Yield Inc.	1,351,528	22,922
	National General Holdings Corp.	1,025,913	22,816
	Beneficial Bancorp Inc.	1,498,326	22,040
	TFS Financial Corp.	1,235,446	22,003
*	MBIA Inc.	2,809,592	21,887
	Boston Private Financial Holdings Inc.	1,700,874	21,822
	HFF Inc. Class A	780,741	21,619
	PennyMac Mortgage Investment Trust	1,386,976	21,609
*	Black Knight Financial Services Inc. Class A	522,154	21,356
	Safety Insurance Group Inc.	310,268	20,856
	S&T Bancorp Inc.	715,005	20,728
*	Green Dot Corp. Class A	892,661	20,585
	New Senior Investment Group Inc.	1,768,340	20,407
*	KCG Holdings Inc. Class A	1,303,462	20,243
	Employers Holdings Inc.	665,467	19,851
	Capstead Mortgage Corp.	2,067,027	19,492
	First Commonwealth Financial Corp.	1,917,588	19,348
*	St. Joe Co.	1,040,221	19,119
	Cohen & Steers Inc.	445,465	19,044
	Nelnet Inc. Class A	467,043	18,855
	Infinity Property & Casualty Corp.	226,487	18,715
	CareTrust REIT Inc.	1,250,552	18,483
	Alexander's Inc.	43,991	18,459
	United Fire Group Inc.	434,927	18,406
	FelCor Lodging Trust Inc.	2,852,550	18,342
	ARMOUR Residential REIT Inc.	792,362	17,860
	Berkshire Hills Bancorp Inc.	638,982	17,706
	Brookline Bancorp Inc.	1,436,458	17,510
*	FNFV Group	1,392,691	17,381
	State Bank Financial Corp.	753,899	17,204
	American Capital Mortgage Investment Corp.	986,339	16,955
	Saul Centers Inc.	253,546	16,886
	Universal Health Realty Income Trust	262,288	16,529
	Maiden Holdings Ltd.	1,277,640	16,213
	Central Pacific Financial Corp.	637,489	16,058
	Capital Bank Financial Corp.	488,508	15,686
	Hersha Hospitality Trust Class A	870,362	15,684
*	iStar Inc.	1,459,038	15,655
	Investors Real Estate Trust	2,610,424	15,532
	City Holding Co.	308,029	15,491
*	Walker & Dunlop Inc.	599,879	15,153
*	Piper Jaffray Cos.	312,191	15,079
	Simmons First National Corp. Class A	294,945	14,718
	United Community Banks Inc.	682,686	14,350
	Northfield Bancorp Inc.	883,114	14,218
*	Santander Consumer USA Holdings Inc.	1,155,668	14,053
*	Third Point Reinsurance Ltd.	1,148,075	13,777
*,^ BofI Holding Inc.		614,465	13,764
	InfraREIT Inc.	756,489	13,723
	FBL Financial Group Inc. Class A	213,171	13,637
*	First BanCorp	2,560,357	13,314
	Oritani Financial Corp.	826,806	12,997
	Getty Realty Corp.	542,277	12,977
*	Greenlight Capital Re Ltd. Class A	631,207	12,902
	Urstadt Biddle Properties Inc. Class A	578,786	12,861
	Greenhill & Co. Inc.	544,509	12,834

	National Bank Holdings Corp. Class A	544,614	12,728
	NRG Yield Inc. Class A	748,072	12,209
	Virtus Investment Partners Inc.	124,510	12,185
*	First Hawaiian Inc.	452,417	12,152
	Silver Bay Realty Trust Corp.	689,938	12,095
	BancFirst Corp.	166,624	12,082
	Moelis & Co. Class A	444,753	11,959
*	Flagstar Bancorp Inc.	428,556	11,892
	Investment Technology Group Inc.	683,199	11,710
	Altisource Residential Corp.	1,056,339	11,514
*,^ Encore Capital Group Inc.		492,682	11,076
	Ladder Capital Corp.	826,663	10,945
	Dime Community Bancshares Inc.	646,795	10,840
	First Potomac Realty Trust	1,178,211	10,781
	Ashford Hospitality Trust Inc.	1,746,184	10,285
	Anworth Mortgage Asset Corp.	2,067,704	10,173
*	Ambac Financial Group Inc.	540,170	9,934
	National Western Life Group Inc. Class A	47,885	9,834
	AG Mortgage Investment Trust Inc.	606,548	9,553
	OFG Bancorp	943,137	9,535
*,^ Nationstar Mortgage Holdings Inc.		623,408	9,233
*	Marcus & Millichap Inc.	321,375	8,404
*	Altisource Portfolio Solutions SA	254,533	8,247
*	Forestar Group Inc.	698,865	8,184
	Resource Capital Corp.	638,305	8,177
	Virtu Financial Inc. Class A	532,860	7,977
*	Tejon Ranch Co.	310,473	7,551
	State Auto Financial Corp.	313,106	7,455
*	Ocwen Financial Corp.	1,982,539	7,276
*	PennyMac Financial Services Inc. Class A	426,872	7,261
	OneBeacon Insurance Group Ltd. Class A	459,383	6,560
	Houlihan Lokey Inc.	260,600	6,528
	Ashford Hospitality Prime Inc.	437,609	6,170
^	Fidelity & Guaranty Life	254,714	5,907
	Newcastle Investment Corp.	1,286,587	5,828
*	EZCORP Inc. Class A	526,844	5,827
	RMR Group Inc. Class A	127,331	4,831
*	On Deck Capital Inc.	841,589	4,797
*	World Acceptance Corp.	93,690	4,595
*	MoneyGram International Inc.	573,641	4,073
*	NewStar Financial Inc.	411,407	3,995
	Associated Capital Group Inc. Class A	92,670	3,286
	GAMCO Investors Inc. Class A	89,863	2,558
	Urstadt Biddle Properties Inc.	60,433	1,094
			16,787,365
Health Care (9.8%)
	Teleflex Inc.	947,794	159,277
*	DexCom Inc.	1,715,125	150,348
*	Align Technology Inc.	1,550,765	145,384
	STERIS plc	1,854,506	135,564
*	MEDNAX Inc.	2,012,863	133,352
	West Pharmaceutical Services Inc.	1,576,454	117,446
*	Seattle Genetics Inc.	2,117,645	114,374
*	WellCare Health Plans Inc.	952,156	111,488
*,^ United Therapeutics Corp.		935,899	110,511
*	ABIOMED Inc.	833,220	107,135
*,^ Ionis Pharmaceuticals Inc.		2,604,301	95,422

*	Neurocrine Biosciences Inc.	1,868,058	94,598
	Bio-Techne Corp.	800,619	87,668
*	Charles River Laboratories International Inc.	1,018,413	84,875
*	Cepheid	1,569,815	82,714
*	Alere Inc.	1,865,059	80,645
*	Acadia Healthcare Co. Inc.	1,597,695	79,166
*	Amsurg Corp.	1,178,566	79,023
*	PAREXEL International Corp.	1,137,217	78,980
	Hill-Rom Holdings Inc.	1,266,718	78,511
*,^ OPKO Health Inc.		7,193,799	76,182
	HealthSouth Corp.	1,833,954	74,404
*	Bio-Rad Laboratories Inc. Class A	444,919	72,882
*	NuVasive Inc.	1,079,701	71,973
*,^ TESARO Inc.		717,909	71,963
*	Brookdale Senior Living Inc.	3,997,405	69,755
*	Catalent Inc.	2,682,211	69,308
*,^ Sarepta Therapeutics Inc.		1,081,105	66,391
*,^ ACADIA Pharmaceuticals Inc.		2,059,765	65,521
*	Exelixis Inc.	4,952,381	63,341
*	Horizon Pharma plc	3,459,680	62,724
	Healthcare Services Group Inc.	1,481,477	58,637
*,^ Intercept Pharmaceuticals Inc.		346,291	56,996
*	Masimo Corp.	956,003	56,873
	Cantel Medical Corp.	716,974	55,910
*	Prestige Brands Holdings Inc.	1,137,149	54,890
*	Medicines Co.	1,441,318	54,395
*	LifePoint Health Inc.	917,630	54,351
*	Wright Medical Group NV	2,213,897	54,307
*	Bluebird Bio Inc.	800,576	54,263
*,^ Ultragenyx Pharmaceutical Inc.		763,198	54,141
*	Molina Healthcare Inc.	917,847	53,529
*	Integra LifeSciences Holdings Corp.	643,116	53,089
*	VWR Corp.	1,837,689	52,117
*	Akorn Inc.	1,896,998	51,712
*,^ Juno Therapeutics Inc.		1,706,289	51,206
	Bruker Corp.	2,257,786	51,139
*	ARIAD Pharmaceuticals Inc.	3,729,264	51,054
*	Nektar Therapeutics	2,946,184	50,615
*	Insulet Corp.	1,232,384	50,454
*	INC Research Holdings Inc. Class A	1,093,384	48,743
*	Nevro Corp.	460,258	48,046
*,^ Kite Pharma Inc.		853,208	47,660
*	Team Health Holdings Inc.	1,435,987	46,756
	Owens & Minor Inc.	1,340,884	46,569
*	Envision Healthcare Holdings Inc.	2,012,186	44,811
*	Ironwood Pharmaceuticals Inc. Class A	2,795,396	44,391
*	Endo International plc	2,162,156	43,567
*	Neogen Corp.	768,797	43,007
*	Radius Health Inc.	789,914	42,726
*	Exact Sciences Corp.	2,295,716	42,631
*	Ligand Pharmaceuticals Inc.	403,886	41,221
*	Penumbra Inc.	534,107	40,587
*	HMS Holdings Corp.	1,820,103	40,352
*	Puma Biotechnology Inc.	595,953	39,959
*	Haemonetics Corp.	1,102,154	39,909
*	ICU Medical Inc.	311,849	39,411
*	Tenet Healthcare Corp.	1,711,327	38,779

*	Impax Laboratories Inc.	1,591,911	37,728
*	Agios Pharmaceuticals Inc.	712,434	37,631
*	PRA Health Sciences Inc.	656,848	37,118
*	Halyard Health Inc.	1,005,477	34,850
*	NxStage Medical Inc.	1,387,446	34,672
*	Globus Medical Inc.	1,465,946	33,086
*,^ Intrexon Corp.		1,147,830	32,162
*	Ophthotech Corp.	688,795	31,774
*	Sage Therapeutics Inc.	669,324	30,822
*	Myriad Genetics Inc.	1,486,538	30,593
*	Select Medical Holdings Corp.	2,261,000	30,523
*	Alder Biopharmaceuticals Inc.	915,613	30,005
*,^ Spark Therapeutics Inc.		493,796	29,657
*	Surgical Care Affiliates Inc.	606,720	29,584
*	Amedisys Inc.	612,790	29,071
*	Magellan Health Inc.	529,008	28,424
*	Halozyme Therapeutics Inc.	2,323,492	28,068
*,^ Theravance Biopharma Inc.		772,489	27,995
*,^ Community Health Systems Inc.		2,332,229	26,914
*	Pacira Pharmaceuticals Inc.	763,354	26,122
*,^ Clovis Oncology Inc.		703,648	25,367
	Abaxis Inc.	463,575	23,930
	Analogic Corp.	267,485	23,699
*	Portola Pharmaceuticals Inc.	1,034,114	23,485
*,^ Air Methods Corp.		744,531	23,445
*	Emergent BioSolutions Inc.	739,026	23,301
*,^ Cempra Inc.		950,226	22,995
*	FibroGen Inc.	1,079,515	22,346
*	Merit Medical Systems Inc.	906,872	22,028
	CONMED Corp.	537,890	21,548
*,^ Endologix Inc.		1,681,766	21,527
*	Acorda Therapeutics Inc.	991,258	20,697
	Ensign Group Inc.	1,028,074	20,695
*	Achillion Pharmaceuticals Inc.	2,506,295	20,301
*,^ Synergy Pharmaceuticals Inc.		3,676,165	20,256
*	Luminex Corp.	840,891	19,105
*,^ Innoviva Inc.		1,680,770	18,472
*	AMAG Pharmaceuticals Inc.	744,543	18,249
	Kindred Healthcare Inc.	1,748,247	17,867
*,^ Lannett Co. Inc.		671,653	17,846
*	Healthways Inc.	669,353	17,711
	Meridian Bioscience Inc.	907,468	17,505
*,^ Merrimack Pharmaceuticals Inc.		2,648,720	16,819
*	Depomed Inc.	661,975	16,543
*,^ Lexicon Pharmaceuticals Inc.		895,983	16,190
*	Momenta Pharmaceuticals Inc.	1,375,208	16,076
*	Orthofix International NV	374,494	16,017
*	HealthStream Inc.	547,379	15,108
*	Glaukos Corp.	355,635	13,422
*	Natus Medical Inc.	337,311	13,253
	National HealthCare Corp.	196,923	12,995
*	Quidel Corp.	559,186	12,352
*	LHC Group Inc.	333,337	12,293
*,^ Novavax Inc.		5,850,406	12,169
*,^ Adeptus Health Inc. Class A		282,126	12,146
*	Avexis Inc.	290,107	11,955
	PDL BioPharma Inc.	3,539,628	11,858

*,^ TherapeuticsMD Inc.		1,696,896	11,556
*	Genomic Health Inc.	397,175	11,486
*	Amicus Therapeutics Inc.	1,494,954	11,063
*	Acceleron Pharma Inc.	302,373	10,943
*	Intra-Cellular Therapies Inc. Class A	699,151	10,655
*	Accuray Inc.	1,653,956	10,536
*,^ Global Blood Therapeutics Inc.		440,421	10,152
*,^ Teladoc Inc.		536,471	9,823
*	Insmed Inc.	665,326	9,661
*	Arena Pharmaceuticals Inc.	5,225,122	9,144
*,^ Keryx Biopharmaceuticals Inc.		1,716,812	9,116
*,^ Celldex Therapeutics Inc.		2,144,773	8,665
*,^ Epizyme Inc.		878,161	8,641
*	Surgery Partners Inc.	418,698	8,474
	Universal American Corp.	1,060,437	8,112
*	CorVel Corp.	209,797	8,056
*,^ Novocure Ltd.		913,477	7,801
*,^ Aduro Biotech Inc.		621,828	7,729
	Invacare Corp.	655,531	7,322
*,^ Insys Therapeutics Inc.		614,061	7,240
*,^ ZIOPHARM Oncology Inc.		1,275,490	7,181
*,^ ConforMIS Inc.		676,799	6,714
*	Spectrum Pharmaceuticals Inc.	1,393,670	6,508
*	Aimmune Therapeutics Inc.	413,105	6,197
*	Natera Inc.	549,688	6,107
*,^ Editas Medicine Inc.		390,832	5,268
*	PTC Therapeutics Inc.	346,828	4,859
*,^ Seres Therapeutics Inc.		387,080	4,757
*,^ NantKwest Inc.		533,999	4,155
*,^ MannKind Corp.		6,665,864	4,133
*,^ American Renal Associates Holdings Inc.		202,706	3,703
*,^ ImmunoGen Inc.		930,967	2,495
*,^ Intellia Therapeutics Inc.		115,097	1,959
*	Quorum Health Corp.	298,639	1,872
*	Infinity Pharmaceuticals Inc.	664,545	1,037
			6,241,218
Industrials (19.1%)
	Broadridge Financial Solutions Inc.	2,545,610	172,567
	Packaging Corp. of America	2,028,012	164,796
	Valspar Corp.	1,535,599	162,881
	AO Smith Corp.	1,595,574	157,627
	Huntington Ingalls Industries Inc.	1,007,109	154,511
	IDEX Corp.	1,638,728	153,336
*	CoStar Group Inc.	701,728	151,945
	Jack Henry & Associates Inc.	1,696,991	145,178
	Carlisle Cos. Inc.	1,391,418	142,718
	Allegion plc	2,064,207	142,245
	Lennox International Inc.	888,985	139,597
*	HD Supply Holdings Inc.	4,318,253	138,098
	PerkinElmer Inc.	2,355,176	132,149
*	Spirit AeroSystems Holdings Inc. Class A	2,776,652	123,672
*	Keysight Technologies Inc.	3,663,588	116,099
*	Berry Plastics Group Inc.	2,617,835	114,792
	Sonoco Products Co.	2,158,265	114,021
	Nordson Corp.	1,105,149	110,106
	Donaldson Co. Inc.	2,866,659	107,012
	MDU Resources Group Inc.	4,205,321	106,983

	Toro Co.	2,251,580	105,464
	AptarGroup Inc.	1,355,215	104,907
	Bemis Co. Inc.	2,037,879	103,952
*	Old Dominion Freight Line Inc.	1,515,008	103,945
*	AECOM	3,306,772	98,310
	Orbital ATK Inc.	1,261,067	96,131
	Graphic Packaging Holding Co.	6,871,230	96,129
	Cognex Corp.	1,741,177	92,039
*	WEX Inc.	827,153	89,407
	Oshkosh Corp.	1,582,777	88,636
	Graco Inc.	1,197,254	88,597
	Hexcel Corp.	1,991,977	88,245
*	Euronet Worldwide Inc.	1,064,146	87,079
*	Quanta Services Inc.	3,100,402	86,780
	Booz Allen Hamilton Holding Corp. Class A	2,715,479	85,836
*	Genesee & Wyoming Inc. Class A	1,231,043	84,880
	Lincoln Electric Holdings Inc.	1,301,795	81,518
	Trinity Industries Inc.	3,276,663	79,230
	MAXIMUS Inc.	1,395,367	78,922
	Curtiss-Wright Corp.	859,835	78,340
	Watsco Inc.	554,765	78,166
*,^ XPO Logistics Inc.		2,131,564	78,164
	EMCOR Group Inc.	1,309,646	78,081
	BWX Technologies Inc.	2,004,674	76,919
^	MSC Industrial Direct Co. Inc. Class A	1,040,206	76,362
	Jabil Circuit Inc.	3,492,366	76,203
	Eagle Materials Inc.	985,292	76,163
	Ryder System Inc.	1,149,876	75,834
*	Zebra Technologies Corp.	1,077,922	75,034
*	CoreLogic Inc.	1,901,777	74,588
	Woodward Inc.	1,189,563	74,324
	AGCO Corp.	1,482,475	73,116
*	Teledyne Technologies Inc.	671,767	72,504
	RR Donnelley & Sons Co.	4,507,521	70,858
	National Instruments Corp.	2,488,786	70,682
	World Fuel Services Corp.	1,514,762	70,073
	Deluxe Corp.	1,048,601	70,068
*	Genpact Ltd.	2,900,274	69,462
	ITT Inc.	1,926,988	69,063
*	Kirby Corp.	1,100,146	68,385
	CLARCOR Inc.	1,049,893	68,243
*	TransUnion	1,964,476	67,774
	Crane Co.	1,069,349	67,380
*	Owens-Illinois Inc.	3,484,999	64,089
	Belden Inc.	905,665	62,482
	Littelfuse Inc.	483,579	62,290
	Valmont Industries Inc.	462,170	62,194
	Chicago Bridge & Iron Co. NV	2,218,040	62,172
	Landstar System Inc.	905,349	61,636
*	IPG Photonics Corp.	742,606	61,154
*	USG Corp.	2,354,996	60,877
	Air Lease Corp. Class A	2,100,661	60,037
	Joy Global Inc.	2,110,152	58,536
	EnerSys	840,370	58,145
*	Colfax Corp.	1,846,234	58,027
*	Coherent Inc.	523,583	57,877
*	Louisiana-Pacific Corp.	3,056,574	57,555

	Regal Beloit Corp.	962,362	57,251
	Convergys Corp.	1,855,446	56,443
	Terex Corp.	2,218,385	56,369
*	WESCO International Inc.	909,737	55,940
*	Clean Harbors Inc.	1,112,707	53,388
	Timken Co.	1,515,170	53,243
*,^ Cimpress NV		509,696	51,571
*	Generac Holdings Inc.	1,416,579	51,422
*	Universal Display Corp.	908,993	50,458
	Kennametal Inc.	1,714,038	49,741
*,^ Ambarella Inc.		671,143	49,403
*	Esterline Technologies Corp.	632,310	48,081
*	WageWorks Inc.	786,409	47,900
	FLIR Systems Inc.	1,477,679	46,429
	KBR Inc.	3,063,527	46,351
	Silgan Holdings Inc.	911,786	46,127
	ABM Industries Inc.	1,143,507	45,397
*	Sanmina Corp.	1,588,082	45,213
*	Rexnord Corp.	2,100,012	44,961
	Barnes Group Inc.	1,099,694	44,593
	Tetra Tech Inc.	1,236,048	43,843
*	Itron Inc.	781,243	43,562
*	Cardtronics plc Class A	973,941	43,438
	Granite Construction Inc.	852,527	42,405
*	MasTec Inc.	1,420,660	42,250
	John Bean Technologies Corp.	596,331	42,071
*	Moog Inc. Class A	700,702	41,720
	UniFirst Corp.	315,499	41,602
	Mueller Water Products Inc. Class A	3,305,285	41,481
*	Masonite International Corp.	659,087	40,975
	Universal Forest Products Inc.	414,575	40,832
	Vishay Intertechnology Inc.	2,897,312	40,823
	G&K Services Inc. Class A	424,232	40,510
*	FTI Consulting Inc.	909,053	40,507
*	KLX Inc.	1,137,570	40,042
	Mueller Industries Inc.	1,232,455	39,956
	MSA Safety Inc.	686,670	39,854
	HEICO Corp. Class A	657,543	39,788
	Knight Transportation Inc.	1,374,704	39,440
*	Anixter International Inc.	606,186	39,099
	Covanta Holding Corp.	2,532,160	38,970
	Watts Water Technologies Inc. Class A	600,809	38,956
	Simpson Manufacturing Co. Inc.	886,125	38,945
*	Advisory Board Co.	867,325	38,804
^	GATX Corp.	868,438	38,689
	HEICO Corp.	553,296	38,288
	CEB Inc.	694,343	37,821
*	On Assignment Inc.	1,034,580	37,545
	Applied Industrial Technologies Inc.	799,790	37,382
*	DigitalGlobe Inc.	1,355,513	37,277
*	RBC Bearings Inc.	486,043	37,173
*	Trex Co. Inc.	632,285	37,128
*	Armstrong World Industries Inc.	897,092	37,068
	Matson Inc.	923,042	36,811
*	Swift Transportation Co.	1,710,120	36,716
	AZZ Inc.	557,974	36,419
	Brink's Co.	960,822	35,627

	Brady Corp. Class A	1,008,647	34,909
	Franklin Electric Co. Inc.	846,366	34,456
*	ExlService Holdings Inc.	685,819	34,181
*	Imperva Inc.	632,223	33,957
*	Plexus Corp.	718,284	33,601
*	AMN Healthcare Services Inc.	1,036,051	33,019
*,^ Smith & Wesson Holding Corp.		1,207,433	32,106
*	NeuStar Inc. Class A	1,173,014	31,190
*	Proto Labs Inc.	510,905	30,608
*	LifeLock Inc.	1,796,507	30,397
*	Summit Materials Inc. Class A	1,629,246	30,223
	Triumph Group Inc.	1,067,809	29,771
*	MACOM Technology Solutions Holdings Inc.	694,456	29,403
	Otter Tail Corp.	835,764	28,909
	Mobile Mini Inc.	956,439	28,884
	Forward Air Corp.	652,685	28,235
	Actuant Corp. Class A	1,203,805	27,976
*	Huron Consulting Group Inc.	467,953	27,965
*	Hub Group Inc. Class A	685,048	27,923
	Apogee Enterprises Inc.	618,097	27,623
*	TopBuild Corp.	828,965	27,522
*	II-VI Inc.	1,128,558	27,458
	Exponent Inc.	530,709	27,098
*,^ Knowles Corp.		1,910,470	26,842
*	Benchmark Electronics Inc.	1,061,175	26,476
	Methode Electronics Inc.	756,286	26,447
*	SPX FLOW Inc.	852,794	26,368
	EnPro Industries Inc.	463,830	26,355
	Albany International Corp.	619,922	26,272
	Insperity Inc.	357,035	25,935
	Standex International Corp.	276,281	25,658
	Kaman Corp.	582,433	25,580
*	OSI Systems Inc.	386,371	25,261
	Astec Industries Inc.	420,483	25,174
	Greif Inc. Class A	501,784	24,884
	AAON Inc.	858,330	24,737
	Tennant Co.	380,122	24,632
	ESCO Technologies Inc.	527,267	24,476
	Cubic Corp.	522,851	24,475
*,^ Navistar International Corp.		1,058,852	24,237
*	Rogers Corp.	388,489	23,729
	Sturm Ruger & Co. Inc.	409,452	23,650
	Comfort Systems USA Inc.	806,140	23,628
	Aircastle Ltd.	1,189,564	23,625
*	Sykes Enterprises Inc.	831,500	23,390
	Korn/Ferry International	1,112,536	23,363
*	Atlas Air Worldwide Holdings Inc.	535,594	22,934
	EVERTEC Inc.	1,353,028	22,704
	AAR Corp.	712,536	22,317
*	Paylocity Holding Corp.	494,842	22,001
	Werner Enterprises Inc.	931,439	21,675
*,^ Inovalon Holdings Inc. Class A		1,462,888	21,519
*	Boise Cascade Co.	836,022	21,235
	CIRCOR International Inc.	353,763	21,070
*	Navigant Consulting Inc.	1,028,398	20,794
*	Meritor Inc.	1,868,276	20,794
*	TrueBlue Inc.	915,623	20,748

ManTech International Corp. Class A	540,225	20,361
^ Greenbrier Cos. Inc.	575,958	20,331
Badger Meter Inc.	596,228	19,980
* Wabash National Corp.	1,397,127	19,895
* TriNet Group Inc.	916,007	19,813
* Team Inc.	605,382	19,802
Heartland Express Inc.	983,357	18,566
* Continental Building Products Inc.	879,958	18,470
Primoris Services Corp.	894,670	18,430
* Press Ganey Holdings Inc.	455,879	18,418
Advanced Drainage Systems Inc.	760,798	18,305
* Tutor Perini Corp.	847,723	18,201
* TriMas Corp.	972,112	18,091
* Babcock & Wilcox Enterprises Inc.	1,094,965	18,067
Raven Industries Inc.	783,500	18,044
* Rofin-Sinar Technologies Inc.	549,499	17,683
* TTM Technologies Inc.	1,514,872	17,345
* Veeco Instruments Inc.	877,063	17,217
Harsco Corp.	1,726,318	17,142
* PHH Corp.	1,155,320	16,694
MTS Systems Corp.	360,029	16,572
Essendant Inc.	801,917	16,455
Quad/Graphics Inc.	614,819	16,428
* SPX Corp.	808,732	16,288
^ Lindsay Corp.	219,708	16,254
Sun Hydraulics Corp.	491,211	15,851
* Air Transport Services Group Inc.	1,102,516	15,821
* Wesco Aircraft Holdings Inc.	1,169,345	15,704
Encore Wire Corp.	425,269	15,637
Altra Industrial Motion Corp.	532,657	15,431
* TASER International Inc.	534,399	15,289
General Cable Corp.	1,010,408	15,136
McGrath RentCorp	464,655	14,734
* Integer Holdings Corp.	665,121	14,427
* Aegion Corp. Class A	720,933	13,748
* Thermon Group Holdings Inc.	696,010	13,746
* Overseas Shipholding Group Inc. Class A	1,273,700	13,463
Materion Corp.	429,774	13,198
* Evolent Health Inc. Class A	528,272	13,006
* FARO Technologies Inc.	359,612	12,928
Griffon Corp.	752,855	12,806
* Headwaters Inc.	754,310	12,763
Quanex Building Products Corp.	736,905	12,719
Manitowoc Co. Inc.	2,647,108	12,680
Triton International Ltd.	948,095	12,505
AVX Corp.	902,259	12,442
Kelly Services Inc. Class A	634,810	12,201
H&E Equipment Services Inc.	691,474	11,589
Schnitzer Steel Industries Inc.	538,854	11,262
Resources Connection Inc.	752,799	11,247
* RPX Corp.	1,046,085	11,183
* Aerovironment Inc.	453,346	11,066
Kforce Inc.	536,135	10,985
* Builders FirstSource Inc.	888,288	10,224
* Bazaarvoice Inc.	1,670,298	9,871
* Cotiviti Holdings Inc.	288,822	9,684
* Multi Packaging Solutions International Ltd.	666,915	9,610

	Hyster-Yale Materials Handling Inc.	159,480	9,590
*	Armstrong Flooring Inc.	505,738	9,548
	ArcBest Corp.	497,043	9,454
*	InnerWorkings Inc.	993,446	9,358
	Gorman-Rupp Co.	363,357	9,306
	Landauer Inc.	208,224	9,262
	Greif Inc. Class B	146,266	8,862
	TeleTech Holdings Inc.	302,356	8,765
*	DHI Group Inc.	1,060,393	8,367
*	Astronics Corp.	183,780	8,279
*	Mistras Group Inc.	341,408	8,013
*	TimkenSteel Corp.	712,839	7,449
	Park Electrochemical Corp.	410,040	7,122
	American Railcar Industries Inc.	168,646	6,994
*	Ply Gem Holdings Inc.	440,268	5,882
*	Milacron Holdings Corp.	361,582	5,771
*	Roadrunner Transportation Systems Inc.	657,643	5,248
*	Atkore International Group Inc.	266,737	4,999
*	GMS Inc.	174,861	3,887
	Textainer Group Holdings Ltd.	481,105	3,604
*	Monster Worldwide Inc.	890,801	3,216
*	Astronics Corp. Class B	25,198	1,139
*	RR Donnelley & Sons Co. (NYSE)	3,504	55
			12,087,672
Oil & Gas (4.8%)
*	Newfield Exploration Co.	4,274,356	185,763
	Targa Resources Corp.	3,405,388	167,239
*	Diamondback Energy Inc.	1,679,646	162,153
*	Southwestern Energy Co.	10,620,879	146,993
*	Parsley Energy Inc. Class A	3,459,216	115,918
	QEP Resources Inc.	5,160,084	100,776
*	WPX Energy Inc.	7,407,872	97,710
*,^ Chesapeake Energy Corp.		15,057,667	94,412
*	Rice Energy Inc.	3,386,026	88,409
*,^ Transocean Ltd.		7,463,581	79,562
*	PDC Energy Inc.	1,183,751	79,382
*	Gulfport Energy Corp.	2,695,597	76,151
	Nabors Industries Ltd.	5,788,314	70,386
	SM Energy Co.	1,816,135	70,066
	Patterson-UTI Energy Inc.	3,017,698	67,506
*,^ First Solar Inc.		1,650,678	65,185
	Energen Corp.	1,043,605	60,237
	Superior Energy Services Inc.	3,262,892	58,406
	Oceaneering International Inc.	2,108,522	58,005
	Ensco plc Class A	6,496,772	55,223
*	RSP Permian Inc.	1,420,670	55,094
	Murphy Oil Corp.	1,758,754	53,466
*	Whiting Petroleum Corp.	5,921,342	51,753
*	Carrizo Oil & Gas Inc.	1,205,319	48,960
	PBF Energy Inc. Class A	2,104,474	47,645
*	NOW Inc.	2,195,039	47,040
	Western Refining Inc.	1,748,533	46,266
*	Dril-Quip Inc.	807,384	45,004
*	Matador Resources Co.	1,805,664	43,950
*	Oasis Petroleum Inc.	3,697,365	42,409
	Rowan Cos. plc Class A	2,704,192	40,996
	SemGroup Corp. Class A	1,135,640	40,156

*	Laredo Petroleum Inc.	3,103,161	40,031
*	Oil States International Inc.	1,105,885	34,913
	Pattern Energy Group Inc. Class A	1,488,928	33,486
	Noble Corp. plc	5,239,011	33,215
*	MRC Global Inc.	1,974,553	32,442
*,^ Denbury Resources Inc.		8,564,559	27,663
*	Callon Petroleum Co.	1,689,396	26,523
*	McDermott International Inc.	5,184,445	25,974
*	Forum Energy Technologies Inc.	1,279,132	25,404
	Diamond Offshore Drilling Inc.	1,329,468	23,412
*	Chart Industries Inc.	660,620	21,688
	Delek US Holdings Inc.	1,196,350	20,685
*	Unit Corp.	1,107,653	20,602
*,^ SEACOR Holdings Inc.		335,958	19,986
*,^ RPC Inc.		1,174,842	19,737
	Archrock Inc.	1,430,355	18,709
*	Helix Energy Solutions Group Inc.	2,170,776	17,648
*,^ Flotek Industries Inc.		1,151,536	16,743
*	Newpark Resources Inc.	1,716,048	12,630
^	Atwood Oceanics Inc.	1,328,284	11,543
*	TETRA Technologies Inc.	1,886,385	11,526
*,^ SunPower Corp. Class A		1,197,731	10,684
*	Exterran Corp.	678,964	10,646
	Green Plains Inc.	388,687	10,184
*	Cobalt International Energy Inc.	7,553,437	9,366
	Tesco Corp.	937,530	7,650
	Bristow Group Inc.	486,131	6,816
	Alon USA Energy Inc.	694,221	5,595
*,^ Sanchez Energy Corp.		602,673	5,328
^	CVR Energy Inc.	377,908	5,204
^	CARBO Ceramics Inc.	403,503	4,414
*	Clayton Williams Energy Inc.	51,496	4,400
*,^ EP Energy Corp. Class A		810,857	3,552
*	Bill Barrett Corp.	610,334	3,393
*	Eclipse Resources Corp.	827,056	2,721
*	Hornbeck Offshore Services Inc.	398,153	2,190
*	EXCO Resources Inc.	1,794,120	1,920
			3,050,844
Other (0.0%)2
*	Dyax Corp CVR Expire 12/31/2019	2,940,655	3,264
*	Leap Wireless International Inc CVR	938,827	2,366
*	Clinical Data CVR	297,875	—
			5,630
Technology (12.1%)
	CDW Corp.	3,513,531	160,674
*	Cadence Design Systems Inc.	6,289,152	160,562
	Leidos Holdings Inc.	2,900,056	125,514
*	Ultimate Software Group Inc.	591,867	120,972
*	Tyler Technologies Inc.	704,248	120,588
	SS&C Technologies Holdings Inc.	3,679,510	118,296
*	ARRIS International plc	4,104,922	116,292
	Ingram Micro Inc.	3,222,417	114,911
*	Advanced Micro Devices Inc.	16,391,034	113,262
*	CommScope Holding Co. Inc.	3,729,660	112,300
*	Fortinet Inc.	3,024,459	111,693
*	ON Semiconductor Corp.	8,947,860	110,238

*	PTC Inc.	2,475,540	109,691
*	athenahealth Inc.	847,005	106,824
*	Microsemi Corp.	2,436,598	102,288
	IAC/InterActiveCorp	1,589,109	99,272
	CSRA Inc.	3,523,897	94,793
	Teradyne Inc.	4,355,711	93,996
*	Guidewire Software Inc.	1,561,870	93,681
	Brocade Communications Systems Inc.	10,064,041	92,891
*	Manhattan Associates Inc.	1,540,398	88,758
*	Teradata Corp.	2,803,786	86,917
*	NCR Corp.	2,661,914	85,687
	DST Systems Inc.	701,438	82,714
	Fair Isaac Corp.	663,523	82,668
*	Aspen Technology Inc.	1,716,854	80,332
	Computer Sciences Corp.	1,509,715	78,822
	Cypress Semiconductor Corp.	6,368,067	77,436
*	Veeva Systems Inc. Class A	1,872,642	77,303
*	Arista Networks Inc.	893,363	76,007
	SYNNEX Corp.	641,136	73,160
*	Rackspace Hosting Inc.	2,299,266	72,864
	Pitney Bowes Inc.	3,989,642	72,452
*	EPAM Systems Inc.	1,041,242	72,168
*	Cirrus Logic Inc.	1,343,428	71,403
*	ViaSat Inc.	955,042	71,294
*	Ellie Mae Inc.	673,108	70,878
*	Finisar Corp.	2,368,423	70,579
*	Cavium Inc.	1,182,655	68,831
	Blackbaud Inc.	1,022,981	67,865
*	Tableau Software Inc. Class A	1,224,549	67,681
*	Medidata Solutions Inc.	1,174,411	65,485
	j2 Global Inc.	980,361	65,302
*	Ciena Corp.	2,969,701	64,739
*	Proofpoint Inc.	858,655	64,270
*	Tech Data Corp.	756,939	64,120
	Intersil Corp. Class A	2,914,752	63,921
*	Integrated Device Technology Inc.	2,743,785	63,381
	Monolithic Power Systems Inc.	783,637	63,083
	Mentor Graphics Corp.	2,300,346	60,821
	InterDigital Inc.	736,539	58,334
	MKS Instruments Inc.	1,153,176	57,347
	Science Applications International Corp.	819,357	56,839
*	Cree Inc.	2,171,481	55,851
*	Zendesk Inc.	1,815,374	55,750
*	NetScout Systems Inc.	1,879,051	54,962
*	Entegris Inc.	3,035,283	52,875
*	Allscripts Healthcare Solutions Inc.	4,011,431	52,831
*	CACI International Inc. Class A	523,086	52,779
*	Dycom Industries Inc.	640,406	52,372
	Lexmark International Inc. Class A	1,283,482	51,288
*	Fleetmatics Group plc	843,886	50,616
*	Verint Systems Inc.	1,337,513	50,331
*	Silicon Laboratories Inc.	849,730	49,964
*	Cornerstone OnDemand Inc.	1,082,375	49,735
*	Electronics For Imaging Inc.	1,004,780	49,154
*	ACI Worldwide Inc.	2,524,415	48,923
*	TiVo Corp.	2,507,851	48,853
*,^ Paycom Software Inc.		965,840	48,418

*	FireEye Inc.	3,283,533	48,366
*	Lumentum Holdings Inc.	1,147,155	47,917
	LogMeIn Inc.	516,955	46,728
*	Synaptics Inc.	791,533	46,368
*	CommVault Systems Inc.	860,436	45,715
*	Nuance Communications Inc.	3,006,855	43,599
*,^ 3D Systems Corp.		2,293,503	41,168
*	NETGEAR Inc.	670,970	40,587
*	Advanced Energy Industries Inc.	852,161	40,324
	Tessera Technologies Inc.	1,044,255	40,141
*	HubSpot Inc.	684,217	39,425
*	Semtech Corp.	1,407,212	39,022
*	VeriFone Systems Inc.	2,377,023	37,414
*	Gigamon Inc.	682,724	37,413
	Plantronics Inc.	717,352	37,274
	Power Integrations Inc.	590,558	37,223
*	Viavi Solutions Inc.	5,008,256	37,011
	Diebold Inc.	1,452,320	36,003
*	Synchronoss Technologies Inc.	873,055	35,952
*	GoDaddy Inc. Class A	997,586	34,447
*	Inphi Corp.	789,565	34,354
*	MicroStrategy Inc. Class A	202,211	33,858
*	2U Inc.	858,993	32,891
	Cogent Communications Holdings Inc.	882,995	32,503
*	Envestnet Inc.	875,168	31,900
	NIC Inc.	1,347,899	31,676
*	EchoStar Corp. Class A	694,011	30,419
*	Syntel Inc.	723,387	30,317
*	BroadSoft Inc.	641,184	29,847
*	Rambus Inc.	2,370,692	29,634
*	Infoblox Inc.	1,101,129	29,037
*	RealPage Inc.	1,124,908	28,910
*,^ Ubiquiti Networks Inc.		527,361	28,214
*,^ Square Inc.		2,394,689	27,922
^	Ebix Inc.	490,415	27,880
*	Infinera Corp.	3,086,631	27,872
*	RingCentral Inc. Class A	1,160,238	27,451
	CSG Systems International Inc.	663,880	27,438
*	Progress Software Corp.	993,459	27,022
*,^ Shutterstock Inc.		414,846	26,426
	Cabot Microelectronics Corp.	492,232	26,044
*	Insight Enterprises Inc.	764,741	24,892
*	New Relic Inc.	640,804	24,556
	West Corp.	1,068,755	23,598
*	Interactive Intelligence Group Inc.	382,639	23,012
	Pegasystems Inc.	742,199	21,887
*	Cray Inc.	878,113	20,671
	ADTRAN Inc.	1,057,576	20,242
*	ScanSource Inc.	553,251	20,194
*	Mercury Systems Inc.	821,725	20,190
*	Ixia	1,587,833	19,848
*	Super Micro Computer Inc.	836,966	19,560
*	Bottomline Technologies de Inc.	838,568	19,547
	Monotype Imaging Holdings Inc.	879,106	19,437
	Brooks Automation Inc.	1,405,823	19,133
*	Web.com Group Inc.	1,042,889	18,011
*	Amkor Technology Inc.	1,796,426	17,461

*	Diodes Inc.	790,869	16,877
*	FormFactor Inc.	1,524,314	16,539
*,^ Gogo Inc.		1,483,388	16,377
*,^ Twilio Inc.		251,833	16,208
*,^ Pure Storage Inc. Class A		1,189,034	16,111
*	CEVA Inc.	449,048	15,748
*	Lattice Semiconductor Corp.	2,338,588	15,177
*,^ Match Group Inc.		851,370	15,146
*	InvenSense Inc.	1,806,512	13,404
*	Cvent Inc.	412,241	13,072
*	Barracuda Networks Inc.	506,850	12,915
*	Benefitfocus Inc.	320,253	12,785
	Quality Systems Inc.	1,121,085	12,691
*	Ultratech Inc.	548,761	12,665
*	Nimble Storage Inc.	1,366,982	12,070
*	Endurance International Group Holdings Inc.	1,373,306	12,016
*,^ Acacia Communications Inc.		116,015	11,982
*	Applied Micro Circuits Corp.	1,649,024	11,461
*,^ Box Inc.		726,914	11,456
	Epiq Systems Inc.	660,121	10,885
*	Loral Space & Communications Inc.	276,726	10,823
*	Intralinks Holdings Inc.	1,059,061	10,654
*	Unisys Corp.	1,075,498	10,475
*	Actua Corp.	763,581	9,888
*	CommerceHub Inc.	616,329	9,806
*	LivePerson Inc.	1,113,151	9,362
*	Blucora Inc.	799,110	8,950
	Forrester Research Inc.	213,437	8,303
*	Sonus Networks Inc.	1,021,167	7,945
*	Virtusa Corp.	288,638	7,124
*,^ Hortonworks Inc.		817,099	6,823
*	Calix Inc.	894,395	6,574
*	Rapid7 Inc.	357,483	6,310
	Comtech Telecommunications Corp.	474,924	6,084
	Computer Programs & Systems Inc.	233,099	6,075
*	Tangoe Inc.	717,198	5,917
*	Harmonic Inc.	844,685	5,009
*	Jive Software Inc.	1,149,297	4,896
*	CommerceHub Inc. Class A	287,663	4,545
*	ChannelAdvisor Corp.	242,301	3,133
*,^ Castlight Health Inc. Class B		596,765	2,483
	Systemax Inc.	272,410	2,157
*	SecureWorks Corp. Class A	168,860	2,112
*	MobileIron Inc.	506,418	1,393
*	Nutanix Inc.	10,425	386
*	Piksel Inc.	241	—
			7,645,664
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	1,979,553	53,804
	Consolidated Communications Holdings Inc.	1,038,331	26,208
*	Vonage Holdings Corp.	3,953,460	26,132
^	Windstream Holdings Inc.	2,074,831	20,852
*	Cincinnati Bell Inc.	4,535,065	18,503
	ATN International Inc.	226,820	14,753
*,^ Iridium Communications Inc.		1,740,852	14,118
	EarthLink Holdings Corp.	2,272,004	14,087
	Shenandoah Telecommunications Co.	502,323	13,668

*,^ Globalstar Inc.				9,120,942	11,036
*	United States Cellular Corp.			277,872	10,098
*,^ Intelsat SA				399,313	1,082
					224,341
Utilities (4.0%)
	Westar Energy Inc. Class A			3,050,460	173,114
	UGI Corp.			3,728,536	168,679
	Atmos Energy Corp.			2,235,043	166,444
	ITC Holdings Corp.			3,301,161	153,438
	Great Plains Energy Inc.			4,460,520	121,728
	Aqua America Inc.			3,817,782	116,366
	Piedmont Natural Gas Co. Inc.			1,747,555	104,923
	National Fuel Gas Co.			1,738,799	94,017
	Vectren Corp.			1,783,124	89,513
	IDACORP Inc.			1,085,182	84,948
	Portland General Electric Co.			1,915,196	81,568
	NRG Energy Inc.			6,778,907	75,992
	ONE Gas Inc.			1,125,331	69,590
	Hawaiian Electric Industries Inc.			2,326,445	69,444
	Black Hills Corp.			1,125,073	68,877
	WGL Holdings Inc.			1,097,661	68,823
	Southwest Gas Corp.			969,628	67,738
	ALLETE Inc.			1,062,401	63,340
	New Jersey Resources Corp.			1,855,330	60,966
	NorthWestern Corp.			1,040,858	59,881
	Spire Inc.			931,988	59,405
	Avista Corp.			1,369,127	57,216
	PNM Resources Inc.			1,712,517	56,034
	South Jersey Industries Inc.			1,712,468	50,603
	MGE Energy Inc.			747,857	42,261
	Ormat Technologies Inc.			853,952	41,340
	El Paso Electric Co.			873,220	40,840
	Northwest Natural Gas Co.			592,128	35,593
	California Water Service Group			1,033,350	33,160
	Empire District Electric Co.			949,059	32,401
	American States Water Co.			787,521	31,540
*	Dynegy Inc.			2,525,579	31,292
	TerraForm Power Inc. Class A			1,869,348	26,003
*	Talen Energy Corp.			1,797,965	24,902
*,^ Sunrun Inc.				1,558,039	9,816
*,^ Vivint Solar Inc.				452,678	1,430
					2,533,225
Total Common Stocks (Cost $50,326,380)					63,085,707
		Coupon
Temporary Cash Investments (1.7%)1
Money Market Fund (1.7%)
3,4 Vanguard Market Liquidity Fund		0.640%		10,477,890	1,047,894

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan Bank Discount Notes		0.379%	10/21/16	200	200
6	United States Treasury Bill	0.318%	12/1/16	1,000	1,000
6	United States Treasury Bill	0.275%-0.312%	12/8/16	8,000	7,997
6	United States Treasury Bill	0.300%	12/22/16	700	700

6 United States Treasury Bill	0.255%-0.257%	12/29/16	1,000	999
				10,896
Total Temporary Cash Investments (Cost $1,058,699)				1,058,790
Total Investments (101.3%) (Cost $51,385,079)				64,144,497
Other Assets and Liabilities-Net (-1.3%)4,6				(799,174)
Net Assets (100%)				63,345,323

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $784,082,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $817,262,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $10,296,000 and cash of $944,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

Small-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	63,080,077	—	5,630
Temporary Cash Investments	1,047,894	10,896	—
Futures Contracts—Assets[1]	2,348	—	—
Swap Contracts—Assets	—	677	—
Total	64,130,319	11,573	5,630
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	1,026	128,076	3,251
E-mini S&P Mid-Cap 400 Index	December 2016	820	127,067	1,176
				4,427

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that

Small-Cap Index Fund

represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2016, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/16	GSCM	6,014	(0.913%)	33
Ambac Financial Group Inc.	10/6/16	GSCM	609	(0.936%)	16
Ambac Financial Group Inc.	10/6/16	GSCM	609	(0.932%)	16
Ambac Financial Group Inc.	10/6/16	GSCM	606	(0.931%)	18
SLM Corp.	11/23/16	GSI	25,769	(0.943%)	594
					677
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

E. At September 30, 2016, the cost of investment securities for tax purposes was $51,392,863,000. Net unrealized appreciation of investment securities for tax purposes was $12,751,634,000, consisting of unrealized gains of $16,148,083,000 on securities that had risen in value since their purchase and $3,396,449,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (5.2%)
	RPM International Inc.	1,763,065	94,712
	Steel Dynamics Inc.	3,058,278	76,426
	Scotts Miracle-Gro Co. Class A	600,526	50,006
	Sensient Technologies Corp.	591,414	44,829
	Olin Corp.	2,182,877	44,793
	Huntsman Corp.	2,675,464	43,530
	United States Steel Corp.	2,188,816	41,281
	CONSOL Energy Inc.	2,123,026	40,762
	Cabot Corp.	742,145	38,896
	Chemours Co.	2,400,247	38,404
	PolyOne Corp.	1,110,991	37,563
^	Compass Minerals International Inc.	446,843	32,932
	HB Fuller Co.	665,694	30,935
	Domtar Corp.	827,866	30,739
	Worthington Industries Inc.	584,355	28,067
*	Chemtura Corp.	836,177	27,435
*	GCP Applied Technologies Inc.	938,325	26,573
^	Allegheny Technologies Inc.	1,441,081	26,040
	Carpenter Technology Corp.	616,800	25,449
	Commercial Metals Co.	1,516,812	24,557
*	Univar Inc.	910,475	19,894
	Kaiser Aluminum Corp.	225,342	19,490
	Stepan Co.	265,931	19,323
	Innospec Inc.	300,146	18,252
	Quaker Chemical Corp.	165,888	17,572
	Minerals Technologies Inc.	229,941	16,255
^,* Cliffs Natural Resources Inc.		2,713,002	15,871
*	AK Steel Holding Corp.	3,145,826	15,194
	Hecla Mining Co.	2,558,994	14,586
*	Clearwater Paper Corp.	223,939	14,482
*	Kraton Corp.	408,633	14,318
*	Ingevity Corp.	278,904	12,857
	PH Glatfelter Co.	577,057	12,511
	A Schulman Inc.	370,703	10,795
	Innophos Holdings Inc.	242,673	9,472
*	Koppers Holdings Inc.	257,922	8,300
	Tronox Ltd. Class A	812,606	7,614
	Rayonier Advanced Materials Inc.	568,804	7,605
*	Ferro Corp.	547,027	7,554
	Tredegar Corp.	372,569	6,926
	Haynes International Inc.	166,750	6,188
*	Century Aluminum Co.	644,919	4,482
*	Resolute Forest Products Inc.	772,881	3,656
	SunCoke Energy Inc.	427,655	3,430
	FutureFuel Corp.	287,392	3,242
	Kronos Worldwide Inc.	232,219	1,925
			1,095,723

Consumer Goods (6.5%)
	Leggett & Platt Inc.	1,765,416	80,468
	Pinnacle Foods Inc.	1,558,044	78,167
	Ingredion Inc.	476,658	63,424
^,* Herbalife Ltd.		920,306	57,050
	Goodyear Tire & Rubber Co.	1,733,219	55,983
	Thor Industries Inc.	623,961	52,850
	Nu Skin Enterprises Inc. Class A	702,188	45,488
	Spectrum Brands Holdings Inc.	314,039	43,240
*	Tenneco Inc.	710,535	41,403
	Energizer Holdings Inc.	818,375	40,886
	Tupperware Brands Corp.	534,534	34,943
	Snyder's-Lance Inc.	1,016,217	34,125
	Avon Products Inc.	5,779,426	32,712
	Visteon Corp.	449,937	32,243
*	Vista Outdoor Inc.	797,999	31,808
*	Helen of Troy Ltd.	368,189	31,727
	Dana Inc.	1,900,719	29,632
*	Darling Ingredients Inc.	2,176,630	29,406
	Wolverine World Wide Inc.	1,249,424	28,774
	Cooper Tire & Rubber Co.	716,193	27,230
	Fresh Del Monte Produce Inc.	440,701	26,398
	Sanderson Farms Inc.	253,903	24,459
	HNI Corp.	586,250	23,333
	Herman Miller Inc.	791,485	22,636
*	Cooper-Standard Holding Inc.	216,911	21,431
	Dean Foods Co.	1,193,059	19,566
	Flowers Foods Inc.	1,227,794	18,564
*	American Axle & Manufacturing Holdings Inc.	1,009,197	17,378
*	US Foods Holding Corp.	727,845	17,184
	Lancaster Colony Corp.	126,615	16,725
	Universal Corp.	285,243	16,607
	KB Home	1,001,256	16,140
	La-Z-Boy Inc.	649,108	15,942
	Schweitzer-Mauduit International Inc.	402,787	15,531
	Steelcase Inc. Class A	1,099,803	15,276
*	Fossil Group Inc.	540,091	14,998
*	Manitowoc Foodservice Inc.	908,344	14,733
^	Cal-Maine Foods Inc.	375,327	14,465
	Knoll Inc.	617,890	14,119
*	ACCO Brands Corp.	1,419,860	13,687
	Andersons Inc.	336,518	12,175
*	Central Garden & Pet Co. Class A	443,951	11,010
*	Seaboard Corp.	3,100	10,664
	Columbia Sportswear Co.	184,903	10,491
	Ethan Allen Interiors Inc.	331,158	10,355
	Briggs & Stratton Corp.	541,247	10,094
	Superior Industries International Inc.	300,656	8,767
^	Tootsie Roll Industries Inc.	226,192	8,331
*	Crocs Inc.	917,817	7,618
	Inter Parfums Inc.	224,537	7,246
*	Modine Manufacturing Co.	596,772	7,078
*	Taylor Morrison Home Corp. Class A	379,064	6,672
	National Presto Industries Inc.	69,482	6,100
*	Iconix Brand Group Inc.	624,622	5,072
*	Eastman Kodak Co.	310,740	4,661
	Movado Group Inc.	208,061	4,469

*	Federal-Mogul Holdings Corp.	450,861	4,333
*	Vera Bradley Inc.	243,238	3,685
*	Central Garden & Pet Co.	134,114	3,487
	Phibro Animal Health Corp. Class A	122,749	3,336
	Titan International Inc.	288,161	2,916
	Metaldyne Performance Group Inc.	88,389	1,401
*	Vince Holding Corp.	129,778	732
*	Valvoline Inc.	5,093	120
*	TreeHouse Foods Inc.	192	17
*	Take-Two Interactive Software Inc.	276	12
			1,381,573
Consumer Services (10.4%)
	KAR Auction Services Inc.	1,821,731	78,626
*	JetBlue Airways Corp.	4,274,113	73,686
	Dun & Bradstreet Corp.	479,509	65,511
	Service Corp. International	2,429,403	64,476
	TEGNA Inc.	2,830,465	61,874
*	Rite Aid Corp.	6,927,025	53,269
	Cinemark Holdings Inc.	1,381,375	52,879
	CST Brands Inc.	999,948	48,088
^	Cracker Barrel Old Country Store Inc.	316,458	41,842
	American Eagle Outfitters Inc.	2,162,215	38,617
*	Hertz Global Holdings Inc.	954,487	38,332
	GameStop Corp. Class A	1,374,139	37,913
	Dolby Laboratories Inc. Class A	694,111	37,683
	Tribune Media Co. Class A	1,017,880	37,173
	Brinker International Inc.	736,426	37,138
*	Avis Budget Group Inc.	1,079,896	36,943
^,* JC Penney Co. Inc.		3,860,966	35,598
	Cable One Inc.	60,439	35,296
*	Murphy USA Inc.	491,879	35,100
*	Starz	1,095,652	34,173
*	Beacon Roofing Supply Inc.	790,317	33,249
	John Wiley & Sons Inc. Class A	608,518	31,406
*	ServiceMaster Global Holdings Inc.	895,886	30,173
	Wendy's Co.	2,763,774	29,849
	Chemed Corp.	203,211	28,667
	Lithia Motors Inc. Class A	294,079	28,090
	Big Lots Inc.	586,812	28,020
^	Regal Entertainment Group Class A	1,232,283	26,802
	Graham Holdings Co. Class B	55,342	26,640
	Sinclair Broadcast Group Inc. Class A	906,251	26,173
*	Acxiom Corp.	972,712	25,923
	Meredith Corp.	497,670	25,874
	Office Depot Inc.	7,191,282	25,673
*	United Natural Foods Inc.	633,269	25,356
	AMERCO	77,790	25,222
	Matthews International Corp. Class A	403,424	24,512
	Aaron's Inc.	963,052	24,481
^	Penske Automotive Group Inc.	507,159	24,435
	Hillenbrand Inc.	751,387	23,774
*	Houghton Mifflin Harcourt Co.	1,612,011	21,617
	Core-Mark Holding Co. Inc.	579,743	20,755
*	Boyd Gaming Corp.	1,036,941	20,511
	New York Times Co. Class A	1,696,520	20,273
	Chico's FAS Inc.	1,663,206	19,792
*	Spirit Airlines Inc.	461,876	19,644

	Children's Place Inc.	236,634	18,900
	GNC Holdings Inc. Class A	902,560	18,430
	DineEquity Inc.	228,364	18,084
	Gannett Co. Inc.	1,538,141	17,904
*	SUPERVALU Inc.	3,509,191	17,511
	Time Inc.	1,188,991	17,217
^	DeVry Education Group Inc.	740,917	17,086
	DSW Inc. Class A	833,284	17,066
	SkyWest Inc.	645,998	17,061
	Group 1 Automotive Inc.	253,760	16,210
	Dillard's Inc. Class A	241,876	15,241
*	MSG Networks Inc.	812,317	15,117
	Extended Stay America Inc.	1,049,848	14,908
*	Asbury Automotive Group Inc.	263,379	14,662
	Abercrombie & Fitch Co.	893,201	14,193
*	Genesco Inc.	260,232	14,172
	Caleres Inc.	545,965	13,807
	Bloomin' Brands Inc.	741,424	12,782
	Scholastic Corp.	324,341	12,766
	Finish Line Inc. Class A	549,331	12,679
*	Herc Holdings Inc.	375,310	12,648
*	La Quinta Holdings Inc.	1,082,809	12,106
	Interval Leisure Group Inc.	704,385	12,094
	SeaWorld Entertainment Inc.	883,601	11,911
*	Performance Food Group Co.	476,329	11,813
*	Express Inc.	995,394	11,736
	International Speedway Corp. Class A	343,756	11,488
	Guess? Inc.	782,035	11,426
	Cato Corp. Class A	324,770	10,682
*	Apollo Education Group Inc.	1,281,545	10,188
	Tailored Brands Inc.	639,564	10,041
*	Rush Enterprises Inc. Class A	395,871	9,691
	Bob Evans Farms Inc.	246,973	9,459
	Weis Markets Inc.	176,737	9,367
^	Buckle Inc.	383,494	9,215
	Capella Education Co.	152,001	8,822
*	Vitamin Shoppe Inc.	315,497	8,471
	Rent-A-Center Inc.	663,361	8,385
	HSN Inc.	206,027	8,200
	Barnes & Noble Inc.	725,004	8,193
^,* Virgin America Inc.		132,152	7,071
*	K12 Inc.	443,891	6,370
	Sonic Automotive Inc. Class A	329,453	6,194
*	Strayer Education Inc.	131,195	6,124
*	EW Scripps Co. Class A	376,524	5,987
*	Regis Corp.	455,083	5,711
*	Bankrate Inc.	602,916	5,113
*	Smart & Final Stores Inc.	392,939	5,018
*	RetailMeNot Inc.	479,883	4,746
	Pier 1 Imports Inc.	1,064,643	4,514
*	FTD Cos. Inc.	215,900	4,441
	New Media Investment Group Inc.	286,006	4,433
	Fred's Inc. Class A	470,543	4,263
*	Zumiez Inc.	231,461	4,166
*	Barnes & Noble Education Inc.	424,144	4,059
*	American Public Education Inc.	204,769	4,056
^,* Weight Watchers International Inc.		382,626	3,949

^,* Sears Holdings Corp.		283,570	3,250
*	Biglari Holdings Inc.	6,911	3,013
	Speedway Motorsports Inc.	163,335	2,917
^,* Caesars Entertainment Corp.		386,333	2,878
	Clear Channel Outdoor Holdings Inc. Class A	463,590	2,707
^,* Lands' End Inc.		168,400	2,442
*	Rush Enterprises Inc. Class B	94,530	2,298
*	Bridgepoint Education Inc.	244,171	1,677
^,* Conn's Inc.		100,873	1,041
*	At Home Group Inc.	2,554	39
	Casey's General Stores Inc.	132	16
*	Liberty Media Group LLC	258	7
*	Liberty Media Group LLC Class A	84	2
*	Ruby Tuesday Inc.	196	1
*	Container Store Group Inc.	40	—
			2,211,363
Financials (30.3%)
	Arthur J Gallagher & Co.	2,339,725	119,022
	National Retail Properties Inc.	1,943,219	98,813
	Apartment Investment & Management Co.	2,070,254	95,045
	Liberty Property Trust	1,937,888	78,194
	Senior Housing Properties Trust	3,136,365	71,227
	East West Bancorp Inc.	1,903,157	69,865
	American Financial Group Inc.	918,138	68,860
	Highwoods Properties Inc.	1,302,413	67,882
	Starwood Property Trust Inc.	2,986,644	67,259
	EPR Properties	840,317	66,167
	Hospitality Properties Trust	2,146,867	63,805
	Weingarten Realty Investors	1,600,914	62,404
	RenaissanceRe Holdings Ltd.	517,020	62,125
	Old Republic International Corp.	3,292,757	58,018
	First American Financial Corp.	1,448,999	56,917
	Taubman Centers Inc.	757,713	56,381
	Brown & Brown Inc.	1,477,177	55,704
	Eaton Vance Corp.	1,423,220	55,577
	Endurance Specialty Holdings Ltd.	847,896	55,495
	Commerce Bancshares Inc.	1,084,049	53,400
^	Cullen/Frost Bankers Inc.	738,455	53,124
	Retail Properties of America Inc.	3,135,009	52,668
	Popular Inc.	1,370,344	52,375
*	Alleghany Corp.	96,865	50,856
	Validus Holdings Ltd.	1,007,997	50,218
	Synovus Financial Corp.	1,542,790	50,187
*	Equity Commonwealth	1,658,299	50,114
	Assured Guaranty Ltd.	1,744,882	48,420
	Prosperity Bancshares Inc.	871,771	47,851
	Mid-America Apartment Communities Inc.	498,952	46,896
	First Horizon National Corp.	3,065,620	46,689
	Webster Financial Corp.	1,211,250	46,040
	PrivateBancorp Inc.	997,924	45,825
	New Residential Investment Corp.	3,309,465	45,704
	Omega Healthcare Investors Inc.	1,278,003	45,305
	Allied World Assurance Co. Holdings AG	1,096,010	44,301
	Umpqua Holdings Corp.	2,909,672	43,791
	First Industrial Realty Trust Inc.	1,544,107	43,575
	Rayonier Inc.	1,622,687	43,066
	Hanover Insurance Group Inc.	564,930	42,607

Empire State Realty Trust Inc.	2,016,335	42,242
Piedmont Office Realty Trust Inc. Class A	1,918,115	41,757
BankUnited Inc.	1,376,390	41,567
Legg Mason Inc.	1,232,713	41,271
DuPont Fabros Technology Inc.	998,389	41,184
Bank of Hawaii Corp.	566,160	41,115
Apple Hospitality REIT Inc.	2,193,033	40,593
White Mountains Insurance Group Ltd.	48,839	40,536
Two Harbors Investment Corp.	4,592,920	39,178
Associated Banc-Corp	1,987,638	38,938
Chemical Financial Corp.	879,158	38,797
National Health Investors Inc.	491,742	38,592
Radian Group Inc.	2,833,497	38,394
Wintrust Financial Corp.	682,736	37,940
Chimera Investment Corp.	2,357,349	37,600
RLI Corp.	549,491	37,563
Aspen Insurance Holdings Ltd.	795,491	37,062
Forest City Realty Trust Inc. Class A	1,596,363	36,924
ProAssurance Corp.	702,677	36,876
Assurant Inc.	398,017	36,717
MFA Financial Inc.	4,903,834	36,681
Sunstone Hotel Investors Inc.	2,863,028	36,618
Columbia Property Trust Inc.	1,631,155	36,522
IBERIABANK Corp.	542,621	36,421
Federated Investors Inc. Class B	1,226,817	36,351
Brandywine Realty Trust	2,314,831	36,158
United Bankshares Inc.	959,383	36,140
* MGIC Investment Corp.	4,502,200	36,018
LaSalle Hotel Properties	1,494,794	35,681
Corporate Office Properties Trust	1,252,801	35,517
CNO Financial Group Inc.	2,315,599	35,359
MB Financial Inc.	926,453	35,242
Blackstone Mortgage Trust Inc. Class A	1,179,599	34,739
Erie Indemnity Co. Class A	335,510	34,245
FNB Corp.	2,778,474	34,175
Hancock Holding Co.	1,025,510	33,257
Fulton Financial Corp.	2,287,475	33,214
UMB Financial Corp.	556,597	33,090
RLJ Lodging Trust	1,567,767	32,970
* Genworth Financial Inc. Class A	6,590,640	32,690
Primerica Inc.	614,521	32,588
PacWest Bancorp	756,422	32,458
American National Insurance Co.	263,509	32,138
* Stifel Financial Corp.	831,890	31,986
Washington Federal Inc.	1,195,835	31,905
Duke Realty Corp.	1,159,472	31,688
Care Capital Properties Inc.	1,110,518	31,650
NorthStar Realty Finance Corp.	2,390,351	31,481
Pinnacle Financial Partners Inc.	579,542	31,342
Valley National Bancorp	3,196,264	31,100
Cathay General Bancorp	990,645	30,492
Selective Insurance Group Inc.	764,011	30,453
EastGroup Properties Inc.	413,051	30,384
Navient Corp.	2,095,953	30,328
Washington REIT	973,921	30,308
AmTrust Financial Services Inc.	1,128,356	30,274
^ First Financial Bankshares Inc.	829,191	30,216

First Citizens BancShares Inc. Class A	101,740	29,900
STORE Capital Corp.	1,013,371	29,864
Interactive Brokers Group Inc.	842,593	29,718
TCF Financial Corp.	2,035,723	29,538
* Hope Bancorp Inc.	1,695,497	29,451
Mack-Cali Realty Corp.	1,067,012	29,044
Sterling Bancorp	1,641,470	28,726
Glacier Bancorp Inc.	1,006,895	28,717
^ LPL Financial Holdings Inc.	942,410	28,187
Community Bank System Inc.	585,192	28,154
CBL & Associates Properties Inc.	2,258,993	27,424
Janus Capital Group Inc.	1,942,213	27,210
LTC Properties Inc.	518,670	26,966
* SLM Corp.	3,592,263	26,834
BancorpSouth Inc.	1,125,864	26,120
Great Western Bancorp Inc.	776,456	25,872
Lexington Realty Trust	2,504,210	25,793
Realogy Holdings Corp.	972,270	25,143
Columbia Banking System Inc.	767,843	25,124
Old National Bancorp	1,786,337	25,116
DiamondRock Hospitality Co.	2,658,441	24,192
CVB Financial Corp.	1,357,168	23,900
BGC Partners Inc. Class A	2,720,971	23,808
GEO Group Inc.	988,765	23,513
Trustmark Corp.	847,095	23,346
Capitol Federal Financial Inc.	1,635,417	23,010
* HRG Group Inc.	1,461,270	22,942
South State Corp.	304,337	22,837
Invesco Mortgage Capital Inc.	1,471,530	22,411
EverBank Financial Corp.	1,156,977	22,399
Select Income REIT	825,088	22,195
International Bancshares Corp.	741,892	22,094
Xenia Hotels & Resorts Inc.	1,423,915	21,615
Outfront Media Inc.	909,838	21,518
Corrections Corp. of America	1,549,495	21,491
Argo Group International Holdings Ltd.	377,012	21,271
Government Properties Income Trust	938,208	21,222
Potlatch Corp.	536,404	20,861
First Midwest Bancorp Inc.	1,074,118	20,795
Northwest Bancshares Inc.	1,289,058	20,251
* PRA Group Inc.	580,846	20,062
Pennsylvania REIT	871,138	20,062
Mercury General Corp.	364,968	20,018
New York REIT Inc.	2,187,055	20,012
Kemper Corp.	506,477	19,915
American Equity Investment Life Holding Co.	1,102,988	19,556
Horace Mann Educators Corp.	530,664	19,449
* Enstar Group Ltd.	118,185	19,438
Waddell & Reed Financial Inc. Class A	1,038,658	18,862
NBT Bancorp Inc.	568,446	18,685
Global Net Lease Inc.	2,226,686	18,170
WesBanco Inc.	547,015	17,986
BOK Financial Corp.	260,704	17,981
Independent Bank Corp.	330,465	17,875
Astoria Financial Corp.	1,202,556	17,557
Banner Corp.	400,878	17,534
CYS Investments Inc.	1,998,676	17,428

First Financial Bancorp	775,554	16,938
Franklin Street Properties Corp.	1,331,669	16,779
Provident Financial Services Inc.	784,643	16,658
Park National Corp.	171,854	16,498
^ Westamerica Bancorporation	320,849	16,325
Navigators Group Inc.	163,022	15,800
Washington Prime Group Inc.	1,227,016	15,190
Tompkins Financial Corp.	189,279	14,463
Redwood Trust Inc.	1,018,573	14,423
Artisan Partners Asset Management Inc. Class A	528,743	14,382
National General Holdings Corp.	631,331	14,041
Beneficial Bancorp Inc.	919,397	13,524
Boston Private Financial Holdings Inc.	1,049,920	13,470
* MBIA Inc.	1,707,479	13,301
PennyMac Mortgage Investment Trust	851,574	13,268
Colony Capital Inc. Class A	710,770	12,957
Safety Insurance Group Inc.	190,865	12,830
S&T Bancorp Inc.	439,672	12,746
* Green Dot Corp. Class A	545,833	12,587
* KCG Holdings Inc. Class A	801,855	12,453
Employers Holdings Inc.	408,479	12,185
Capstead Mortgage Corp.	1,272,265	11,997
First Commonwealth Financial Corp.	1,171,954	11,825
Monogram Residential Trust Inc.	1,101,196	11,717
Nelnet Inc. Class A	286,528	11,567
Infinity Property & Casualty Corp.	139,443	11,522
United Fire Group Inc.	267,542	11,322
American Assets Trust Inc.	255,709	11,093
ARMOUR Residential REIT Inc.	486,509	10,966
Berkshire Hills Bancorp Inc.	392,091	10,865
Brookline Bancorp Inc.	882,818	10,762
State Bank Financial Corp.	460,833	10,516
* FNFV Group	838,914	10,470
American Capital Mortgage Investment Corp.	601,871	10,346
Saul Centers Inc.	155,294	10,343
Universal Health Realty Income Trust	162,280	10,227
Maiden Holdings Ltd.	778,480	9,879
Central Pacific Financial Corp.	387,016	9,749
* iStar Inc.	889,009	9,539
Investors Real Estate Trust	1,592,845	9,477
City Holding Co.	187,414	9,425
* Walker & Dunlop Inc.	364,557	9,209
* Piper Jaffray Cos.	190,026	9,178
United Community Banks Inc.	418,942	8,806
* Santander Consumer USA Holdings Inc.	706,296	8,589
FBL Financial Group Inc. Class A	130,609	8,355
* First BanCorp	1,570,524	8,167
Getty Realty Corp.	332,793	7,964
* Greenlight Capital Re Ltd. Class A	388,016	7,931
Oritani Financial Corp.	504,124	7,925
BancFirst Corp.	103,725	7,521
Virtus Investment Partners Inc.	76,042	7,441
^ Seritage Growth Properties Class A	146,034	7,401
* First Hawaiian Inc.	274,967	7,386
* Flagstar Bancorp Inc.	260,306	7,223
Investment Technology Group Inc.	410,970	7,044
* Ambac Financial Group Inc.	370,203	6,808

	Dime Community Bancshares Inc.	401,930	6,736
	Ladder Capital Corp.	503,188	6,662
	First Potomac Realty Trust	725,991	6,643
	Ashford Hospitality Trust Inc.	1,085,842	6,396
	Anworth Mortgage Asset Corp.	1,261,366	6,206
	National Western Life Group Inc. Class A	29,369	6,032
	OFG Bancorp	577,289	5,836
	AG Mortgage Investment Trust Inc.	366,492	5,772
	Resource Capital Corp.	395,414	5,065
^,* Forestar Group Inc.		419,866	4,917
	Virtu Financial Inc. Class A	326,731	4,891
	Hersha Hospitality Trust Class A	264,831	4,772
	State Auto Financial Corp.	194,468	4,630
	Northfield Bancorp Inc.	275,270	4,432
	OneBeacon Insurance Group Ltd. Class A	287,536	4,106
	National Bank Holdings Corp. Class A	165,522	3,868
	Ashford Hospitality Prime Inc.	269,698	3,803
^	Fidelity & Guaranty Life	154,965	3,594
	Newcastle Investment Corp.	789,706	3,577
*	EZCORP Inc. Class A	323,176	3,574
^,* Encore Capital Group Inc.		150,953	3,393
*	World Acceptance Corp.	57,741	2,832
*	MoneyGram International Inc.	362,648	2,575
	Houlihan Lokey Inc.	80,461	2,016
	GAMCO Investors Inc. Class A	56,239	1,601
	RMR Group Inc. Class A	39,261	1,490
	Associated Capital Group Inc. Class A	28,952	1,027
*	Liberty Broadband Corp.	500	36
	Spirit Realty Capital Inc.	1,644	22
*	Liberty Broadband Corp. Class A	84	6
	Urstadt Biddle Properties Inc. Class A	100	2
	Altisource Residential Corp.	168	2
*	Walter Investment Management Corp.	92	—
*	FirstCash Inc.	2	—
			6,425,546
Health Care (5.9%)
	Teleflex Inc.	582,181	97,835
*	WellCare Health Plans Inc.	584,712	68,464
*	Charles River Laboratories International Inc.	624,746	52,066
*	Alere Inc.	1,145,954	49,551
	Hill-Rom Holdings Inc.	778,452	48,248
	HealthSouth Corp.	1,126,781	45,713
*	Bio-Rad Laboratories Inc. Class A	272,968	44,715
^,* TESARO Inc.		441,351	44,241
*	Brookdale Senior Living Inc.	2,456,822	42,872
	STERIS plc	569,245	41,612
*	United Therapeutics Corp.	287,319	33,927
*	Prestige Brands Holdings Inc.	699,721	33,775
*	LifePoint Health Inc.	564,372	33,428
*	Molina Healthcare Inc.	563,477	32,862
*	Integra LifeSciences Holdings Corp.	395,245	32,627
*	VWR Corp.	1,130,257	32,054
^,* Kite Pharma Inc.		524,682	29,309
	Owens & Minor Inc.	825,353	28,664
*	Envision Healthcare Holdings Inc.	1,237,613	27,562
*	Endo International plc	1,325,804	26,715
*	Tenet Healthcare Corp.	1,049,898	23,791

*	Halyard Health Inc.	615,643	21,338
*	Ophthotech Corp.	422,375	19,484
*	Sage Therapeutics Inc.	409,334	18,850
*	Select Medical Holdings Corp.	1,385,177	18,700
*	Surgical Care Affiliates Inc.	371,610	18,120
*	Magellan Health Inc.	324,413	17,431
*	Ultragenyx Pharmaceutical Inc.	234,252	16,618
^,* Community Health Systems Inc.		1,426,038	16,456
^,* Juno Therapeutics Inc.		523,828	15,720
^,* Clovis Oncology Inc.		432,000	15,574
*	Portola Pharmaceuticals Inc.	634,353	14,406
^,* Cempra Inc.		585,155	14,161
	CONMED Corp.	331,696	13,288
^,* Synergy Pharmaceuticals Inc.		2,259,074	12,447
*	Haemonetics Corp.	339,921	12,309
	Kindred Healthcare Inc.	1,073,664	10,973
*	Healthways Inc.	414,147	10,958
*	Myriad Genetics Inc.	454,243	9,348
*	Spark Therapeutics Inc.	150,985	9,068
	National HealthCare Corp.	120,486	7,951
*	LHC Group Inc.	202,904	7,483
	PDL BioPharma Inc.	2,208,001	7,397
*	Merit Medical Systems Inc.	277,176	6,733
*	Intra-Cellular Therapies Inc. Class A	428,059	6,524
	Ensign Group Inc.	315,238	6,346
*	Global Blood Therapeutics Inc.	271,205	6,251
^,* Celldex Therapeutics Inc.		1,327,205	5,362
	Universal American Corp.	654,846	5,010
	Invacare Corp.	402,519	4,496
*	Glaukos Corp.	108,472	4,094
*	Aimmune Therapeutics Inc.	254,204	3,813
*	Amicus Therapeutics Inc.	467,316	3,458
^,* Teladoc Inc.		165,303	3,027
*	PTC Therapeutics Inc.	213,971	2,998
^,* NantKwest Inc.		333,162	2,592
*	Quorum Health Corp.	184,211	1,155
*	Wright Medical Group Inc. CVR	71,097	92
*	Aduro Biotech Inc.	88	1
*	Esperion Therapeutics Inc.	28	—
			1,240,063
Industrials (20.6%)
	Broadridge Financial Solutions Inc.	1,563,392	105,982
	Valspar Corp.	943,097	100,034
	Huntington Ingalls Industries Inc.	618,005	94,814
	IDEX Corp.	1,006,387	94,168
	Carlisle Cos. Inc.	854,363	87,632
	Allegion plc	1,267,848	87,367
	PerkinElmer Inc.	1,444,912	81,074
*	Spirit AeroSystems Holdings Inc. Class A	1,704,351	75,912
	Sonoco Products Co.	1,323,802	69,936
	Donaldson Co. Inc.	1,758,177	65,633
	MDU Resources Group Inc.	2,579,363	65,619
	AptarGroup Inc.	831,192	64,343
	Bemis Co. Inc.	1,250,818	63,804
*	AECOM	2,029,857	60,348
	Graphic Packaging Holding Co.	4,214,476	58,961
	Orbital ATK Inc.	773,414	58,957

Oshkosh Corp.	970,834	54,367
* Quanta Services Inc.	1,904,822	53,316
Booz Allen Hamilton Holding Corp. Class A	1,667,612	52,713
Packaging Corp. of America	622,397	50,576
Lincoln Electric Holdings Inc.	799,533	50,067
Trinity Industries Inc.	2,013,248	48,680
Curtiss-Wright Corp.	528,042	48,110
EMCOR Group Inc.	803,046	47,878
BWX Technologies Inc.	1,229,594	47,180
^ MSC Industrial Direct Co. Inc. Class A	639,185	46,923
Jabil Circuit Inc.	2,145,878	46,823
Ryder System Inc.	706,653	46,604
* CoreLogic Inc.	1,166,577	45,753
AGCO Corp.	911,140	44,937
* Teledyne Technologies Inc.	411,940	44,461
RR Donnelley & Sons Co.	2,767,140	43,499
World Fuel Services Corp.	930,424	43,041
Deluxe Corp.	644,095	43,038
ITT Inc.	1,184,116	42,439
* Kirby Corp.	676,213	42,033
Crane Co.	655,666	41,313
* Owens-Illinois Inc.	2,142,477	39,400
Belden Inc.	556,868	38,418
Valmont Industries Inc.	284,063	38,226
Chicago Bridge & Iron Co. NV	1,363,676	38,224
Joy Global Inc.	1,297,670	35,997
EnerSys	516,775	35,756
* Colfax Corp.	1,135,509	35,689
* Keysight Technologies Inc.	1,125,356	35,663
* Berry Plastics Group Inc.	803,875	35,250
Regal Beloit Corp.	591,782	35,205
Convergys Corp.	1,140,987	34,709
Terex Corp.	1,364,491	34,672
* WESCO International Inc.	559,129	34,381
Timken Co.	931,775	32,743
* Generac Holdings Inc.	871,276	31,627
Kennametal Inc.	1,053,845	30,583
* Esterline Technologies Corp.	388,760	29,561
KBR Inc.	1,884,292	28,509
Silgan Holdings Inc.	559,846	28,323
ABM Industries Inc.	702,612	27,894
* Sanmina Corp.	977,463	27,828
* Rexnord Corp.	1,288,656	27,590
Barnes Group Inc.	676,380	27,427
Tetra Tech Inc.	759,823	26,951
Granite Construction Inc.	523,915	26,060
* MasTec Inc.	871,673	25,924
* Moog Inc. Class A	430,358	25,623
UniFirst Corp.	193,648	25,534
Universal Forest Products Inc.	255,285	25,143
Vishay Intertechnology Inc.	1,783,283	25,126
G&K Services Inc. Class A	260,479	24,873
* FTI Consulting Inc.	558,136	24,871
MSA Safety Inc.	421,870	24,485
* KLX Inc.	694,981	24,463
* Anixter International Inc.	371,791	23,981
Watts Water Technologies Inc. Class A	368,105	23,868

	GATX Corp.	532,685	23,731
	Applied Industrial Technologies Inc.	491,040	22,951
	Matson Inc.	566,418	22,589
*	Swift Transportation Co.	1,048,881	22,519
	Brink's Co.	587,956	21,801
	Brady Corp. Class A	618,378	21,402
	CLARCOR Inc.	321,610	20,905
*	Plexus Corp.	441,524	20,654
*	NeuStar Inc. Class A	719,195	19,123
	Triumph Group Inc.	653,713	18,226
	Greif Inc. Class A	366,044	18,152
*	Coherent Inc.	160,616	17,754
	Otter Tail Corp.	511,091	17,679
*	Louisiana-Pacific Corp.	938,086	17,664
	Actuant Corp. Class A	739,066	17,176
^,* Knowles Corp.		1,170,235	16,442
*	SPX FLOW Inc.	524,085	16,205
*	Benchmark Electronics Inc.	645,664	16,109
	Insperity Inc.	220,650	16,028
	Kaman Corp.	357,080	15,683
	Standex International Corp.	168,473	15,646
	Astec Industries Inc.	259,335	15,526
	Cubic Corp.	320,315	14,994
	ESCO Technologies Inc.	321,947	14,945
^,* Navistar International Corp.		648,322	14,840
*	Sykes Enterprises Inc.	512,689	14,422
	Aircastle Ltd.	726,026	14,419
	Korn/Ferry International	681,290	14,307
*	Atlas Air Worldwide Holdings Inc.	328,884	14,083
	EVERTEC Inc.	833,430	13,985
	AAR Corp.	436,823	13,681
	Werner Enterprises Inc.	572,852	13,330
*	Boise Cascade Co.	513,287	13,037
	CIRCOR International Inc.	217,624	12,962
*	Meritor Inc.	1,150,207	12,802
*	TrueBlue Inc.	562,887	12,755
*	Navigant Consulting Inc.	628,170	12,702
^	Greenbrier Cos. Inc.	355,260	12,541
	ManTech International Corp. Class A	329,626	12,424
*	Wabash National Corp.	847,408	12,067
*	Armstrong World Industries Inc.	275,787	11,396
*	DigitalGlobe Inc.	413,743	11,378
*	TriMas Corp.	600,577	11,177
*	Tutor Perini Corp.	519,451	11,153
*	Babcock & Wilcox Enterprises Inc.	660,211	10,893
*	Rofin-Sinar Technologies Inc.	337,741	10,868
*	TTM Technologies Inc.	930,299	10,652
	Harsco Corp.	1,054,080	10,467
*	PHH Corp.	703,780	10,170
	MTS Systems Corp.	219,226	10,091
	Quad/Graphics Inc.	376,935	10,072
	Essendant Inc.	490,384	10,063
*	SPX Corp.	494,019	9,950
*	Wesco Aircraft Holdings Inc.	713,022	9,576
*	Air Transport Services Group Inc.	666,638	9,566
	Encore Wire Corp.	258,456	9,503
	Altra Industrial Motion Corp.	323,561	9,374

	General Cable Corp.	615,600	9,222
	McGrath RentCorp	282,885	8,970
	Mobile Mini Inc.	292,053	8,820
*	Integer Holdings Corp.	404,928	8,783
*	Huron Consulting Group Inc.	142,940	8,542
*	Overseas Shipholding Group Inc. Class A	782,751	8,274
*	Aegion Corp. Class A	432,142	8,241
	Albany International Corp.	192,302	8,150
	Materion Corp.	262,440	8,060
	EnPro Industries Inc.	141,351	8,032
	Manitowoc Co. Inc.	1,627,936	7,798
	Triton International Ltd.	583,040	7,690
	AVX Corp.	550,347	7,589
	Kelly Services Inc. Class A	387,292	7,444
	Comfort Systems USA Inc.	246,077	7,212
	H&E Equipment Services Inc.	419,573	7,032
	Schnitzer Steel Industries Inc.	330,694	6,911
	Kforce Inc.	333,504	6,833
	Resources Connection Inc.	452,740	6,764
*	RPX Corp.	618,971	6,617
*	Cotiviti Holdings Inc.	177,736	5,959
	Hyster-Yale Materials Handling Inc.	98,343	5,913
	ArcBest Corp.	308,746	5,872
	Landauer Inc.	128,239	5,704
	TeleTech Holdings Inc.	186,289	5,400
*	DHI Group Inc.	625,566	4,936
*	TimkenSteel Corp.	442,895	4,628
	Park Electrochemical Corp.	256,584	4,457
^	American Railcar Industries Inc.	104,169	4,320
	Griffon Corp.	226,996	3,861
*	Milacron Holdings Corp.	227,742	3,635
*	Atkore International Group Inc.	164,172	3,077
*	Armstrong Flooring Inc.	155,970	2,945
^	Textainer Group Holdings Ltd.	300,251	2,249
	Greif Inc. Class B	31,489	1,908
*	Monster Worldwide Inc.	497,720	1,797
*	GMS Inc.	53,794	1,196
*	RR Donnelley & Sons Co.	1,089	17
	Littelfuse Inc.	76	10
*	Nuvectra Corp.	32	—
			4,368,390
Oil & Gas (5.4%)
	Targa Resources Corp.	2,092,431	102,759
	QEP Resources Inc.	3,164,410	61,801
*	WPX Energy Inc.	4,547,555	59,982
*	Chesapeake Energy Corp.	9,234,855	57,903
*	Newfield Exploration Co.	1,311,883	57,014
^,* Transocean Ltd.		4,586,997	48,897
	Nabors Industries Ltd.	3,559,015	43,278
^,* First Solar Inc.		1,014,827	40,076
	Energen Corp.	641,735	37,041
	Superior Energy Services Inc.	2,005,160	35,892
	Oceaneering International Inc.	1,296,749	35,674
	Ensco plc Class A	3,983,297	33,858
	Murphy Oil Corp.	1,081,241	32,870
*	Whiting Petroleum Corp.	3,640,842	31,821
	PBF Energy Inc. Class A	1,293,694	29,289

*	NOW Inc.	1,350,288	28,937
	Western Refining Inc.	1,075,606	28,461
*	Dril-Quip Inc.	496,965	27,701
*	Oasis Petroleum Inc.	2,261,316	25,937
	Rowan Cos. plc Class A	1,654,152	25,077
	SemGroup Corp. Class A	698,545	24,701
	SM Energy Co.	557,202	21,497
*	Oil States International Inc.	677,540	21,390
	Noble Corp. plc	3,210,594	20,355
*	MRC Global Inc.	1,208,773	19,860
*	Denbury Resources Inc.	5,262,130	16,997
*	McDermott International Inc.	3,184,909	15,956
*	Forum Energy Technologies Inc.	786,095	15,612
	Diamond Offshore Drilling Inc.	817,818	14,402
*	Chart Industries Inc.	405,461	13,311
	Delek US Holdings Inc.	737,583	12,753
*	Unit Corp.	682,198	12,689
^,* Laredo Petroleum Inc.		954,062	12,307
	Archrock Inc.	873,572	11,426
*	Helix Energy Solutions Group Inc.	1,343,905	10,926
^	Atwood Oceanics Inc.	820,851	7,133
*	TETRA Technologies Inc.	1,162,041	7,100
*	Exterran Corp.	421,182	6,604
^,* SunPower Corp. Class A		726,429	6,480
	Green Plains Inc.	238,873	6,258
	Tesco Corp.	592,994	4,839
	Bristow Group Inc.	299,601	4,200
	Alon USA Energy Inc.	430,460	3,470
^	CVR Energy Inc.	233,972	3,222
^	CARBO Ceramics Inc.	253,232	2,770
^,* EP Energy Corp. Class A		513,974	2,251
*	Hornbeck Offshore Services Inc.	246,432	1,355
*	EXCO Resources Inc.	1,110,928	1,189
*	Southwestern Energy Co.	1,644	23
*	SEACOR Holdings Inc.	52	3
*	Newpark Resources Inc.	276	2
*	Parker Drilling Co.	404	1
	Tidewater Inc.	160	—
*	Northern Oil and Gas Inc.	76	—
			1,145,350
Other (0.0%)2
*	Leap Wireless International Inc CVR	474,686	1,196
*	Clinical Data CVR	62,138	—
			1,196
Technology (8.3%)
	CDW Corp.	2,158,832	98,723
	Leidos Holdings Inc.	1,779,093	76,999
*	ARRIS International plc	2,518,245	71,342
	Ingram Micro Inc.	1,976,572	70,485
*	CommScope Holding Co. Inc.	2,289,752	68,944
*	ON Semiconductor Corp.	5,488,025	67,612
*	Microsemi Corp.	1,494,890	62,755
	CSRA Inc.	2,161,048	58,132
	Teradyne Inc.	2,672,220	57,666
	Brocade Communications Systems Inc.	6,171,757	56,965
*	Teradata Corp.	1,722,399	53,394

*	NCR Corp.	1,635,276	52,640
	DST Systems Inc.	430,839	50,805
	Computer Sciences Corp.	927,905	48,446
	Cypress Semiconductor Corp.	3,913,270	47,585
	SYNNEX Corp.	394,026	44,962
	Pitney Bowes Inc.	2,452,459	44,537
*	Tech Data Corp.	465,180	39,405
	Intersil Corp. Class A	1,790,917	39,275
	Mentor Graphics Corp.	1,414,478	37,399
	Science Applications International Corp.	503,832	34,951
*	Advanced Micro Devices Inc.	5,031,809	34,770
*	CACI International Inc. Class A	321,613	32,451
	Lexmark International Inc. Class A	788,730	31,518
*	Verint Systems Inc.	822,395	30,947
*	TiVo Corp.	1,581,864	30,815
*	Nuance Communications Inc.	1,849,504	26,818
*	NETGEAR Inc.	411,783	24,909
*	Semtech Corp.	863,959	23,958
*	VeriFone Systems Inc.	1,457,788	22,946
*	Viavi Solutions Inc.	3,066,379	22,661
	Diebold Inc.	891,605	22,103
*	Cirrus Logic Inc.	412,261	21,912
*	EchoStar Corp. Class A	426,513	18,694
	MKS Instruments Inc.	353,678	17,588
*	Cree Inc.	665,412	17,114
^	Ebix Inc.	300,124	17,062
	CSG Systems International Inc.	405,264	16,750
*	Progress Software Corp.	607,115	16,514
	Cabot Microelectronics Corp.	302,278	15,994
*	Insight Enterprises Inc.	467,617	15,221
	West Corp.	654,311	14,447
*	ScanSource Inc.	340,141	12,415
	Brooks Automation Inc.	860,935	11,717
*	Web.com Group Inc.	633,614	10,942
*	Amkor Technology Inc.	1,092,437	10,618
^,* Match Group Inc.		524,002	9,322
	Quality Systems Inc.	694,436	7,861
	Epiq Systems Inc.	401,038	6,613
*	Unisys Corp.	658,461	6,413
*	Ixia	481,011	6,013
*	Blucora Inc.	500,144	5,602
*	FormFactor Inc.	464,003	5,034
	Comtech Telecommunications Corp.	294,262	3,769
*	Tangoe Inc.	445,111	3,672
*	Harmonic Inc.	252,072	1,495
	Systemax Inc.	172,362	1,365
*	SecureWorks Corp. Class A	52,403	656
*	Nutanix Inc.	1,788	66
*	Mercury Systems Inc.	132	3
			1,761,790
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	1,216,184	33,056
*	Vonage Holdings Corp.	2,429,177	16,057
	Consolidated Communications Holdings Inc.	634,475	16,014
^,* Iridium Communications Inc.		1,068,641	8,667
	EarthLink Holdings Corp.	1,386,967	8,599
^	Windstream Holdings Inc.	633,039	6,362

*	United States Cellular Corp.			171,093	6,217
^,* Intelsat SA				248,338	673
					95,645
Utilities (6.6%)
	Westar Energy Inc. Class A			1,873,482	106,320
	UGI Corp.			2,289,918	103,596
	Atmos Energy Corp.			1,372,793	102,232
	Great Plains Energy Inc.			2,739,861	74,771
	Aqua America Inc.			2,341,926	71,382
	Piedmont Natural Gas Co. Inc.			1,072,417	64,388
	National Fuel Gas Co.			1,066,303	57,655
	Vectren Corp.			1,093,988	54,918
	IDACORP Inc.			665,726	52,113
	Portland General Electric Co.			1,174,578	50,025
	NRG Energy Inc.			4,165,455	46,695
	ONE Gas Inc.			689,922	42,665
	Hawaiian Electric Industries Inc.			1,429,027	42,656
	Black Hills Corp.			691,426	42,329
	WGL Holdings Inc.			674,399	42,285
	Southwest Gas Corp.			595,784	41,622
	ALLETE Inc.			652,740	38,916
	New Jersey Resources Corp.			1,137,971	37,394
	NorthWestern Corp.			638,589	36,738
	Spire Inc.			573,261	36,540
	Avista Corp.			841,790	35,178
	PNM Resources Inc.			1,053,054	34,456
	South Jersey Industries Inc.			1,050,588	31,045
	MGE Energy Inc.			458,162	25,891
	El Paso Electric Co.			535,826	25,061
	Northwest Natural Gas Co.			363,870	21,872
	California Water Service Group			633,636	20,333
	Empire District Electric Co.			581,823	19,863
	American States Water Co.			481,802	19,296
*	Talen Energy Corp.			1,103,486	15,283
					1,393,518
Total Common Stocks (Cost $17,773,717)					21,120,157
		Coupon
Temporary Cash Investments (1.2%)1
Money Market Fund (1.2%)
3,4 Vanguard Market Liquidity Fund		0.640%		2,605,370	260,563

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Freddie Mac Discount Notes		0.300%	11/8/16	100	100
6	United States Treasury Bill	0.311%	12/1/16	300	300
6	United States Treasury Bill	0.275%-0.312%	12/8/16	2,800	2,799
					3,199
Total Temporary Cash Investments (Cost $263,745)					263,762
Total Investments (100.9%) (Cost $18,037,463)					21,383,919
Other Assets and Liabilities-Net (-0.9%)4					(195,619)
Net Assets (100%)					21,188,300
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $184,439,000.

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $190,540,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,699,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,118,961	—	1,196
Temporary Cash Investments	260,563	3,199	—
Futures Contracts—Assets[1]	500	—	—
Swap Contracts—Assets	—	362	—
Swap Contracts—Liabilities	—	(24)	—
Total	21,380,024	3,537	1,196
1 Represents variation margin on the last day of the reporting period.

Small-Cap Value Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2016	218	33,781	377
E-mini Russell 2000 Index	December 2016	170	21,221	618
				995

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is

Small-Cap Value Index Fund

the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2016, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/16	GSCM	3,510	(0.913%)	19
Ambac Financial Group Inc.	10/6/16	GSCM	649	(0.922%)	(24)
SLM Corp.	11/23/16	GSCM	14,877	(0.943%)	343
					338
GSCM—Goldman Sachs Capital Management.

E. At September 30, 2016, the cost of investment securities for tax purposes was $18,042,074,000. Net unrealized appreciation of investment securities for tax purposes was $3,341,845,000, consisting of unrealized gains of $4,267,851,000 on securities that had risen in value since their purchase and $926,006,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (2.2%)
	Royal Gold Inc.	795,605	61,604
	NewMarket Corp.	115,536	49,602
	US Silica Holdings Inc.	774,785	36,074
	Balchem Corp.	385,519	29,889
*	Coeur Mining Inc.	1,978,420	23,405
	KapStone Paper and Packaging Corp.	1,060,177	20,059
*	Stillwater Mining Co.	1,477,197	19,735
*	Platform Specialty Products Corp.	2,321,814	18,830
*	Cambrex Corp.	392,247	17,439
	Minerals Technologies Inc.	212,419	15,016
	Hecla Mining Co.	2,357,038	13,435
*	Ingevity Corp.	256,796	11,838
*,^ Fairmount Santrol Holdings Inc.		1,281,288	10,865
	Calgon Carbon Corp.	616,042	9,345
	Deltic Timber Corp.	133,083	9,014
*	Ferro Corp.	505,762	6,985
	American Vanguard Corp.	321,000	5,155
			358,290
Consumer Goods (7.8%)
*	Middleby Corp.	701,971	86,778
	Gentex Corp.	3,496,181	61,393
*	TreeHouse Foods Inc.	692,137	60,348
*	Post Holdings Inc.	748,697	57,777
*	Toll Brothers Inc.	1,819,704	54,336
	Brunswick Corp.	1,101,227	53,718
	Carter's Inc.	580,548	50,339
*	Take-Two Interactive Software Inc.	1,050,164	47,341
	Pool Corp.	486,915	46,023
*	Hain Celestial Group Inc.	1,260,536	44,850
	B&G Foods Inc.	809,534	39,813
*	Skechers U.S.A. Inc. Class A	1,624,554	37,202
*	Tempur Sealy International Inc.	605,026	34,329
	CalAtlantic Group Inc.	937,737	31,358
	Drew Industries Inc.	285,225	27,958
*	Kate Spade & Co.	1,560,620	26,733
*	Zynga Inc. Class A	8,856,814	25,773
	Vector Group Ltd.	1,189,851	25,618
*	Dorman Products Inc.	400,800	25,611
*,^ Blue Buffalo Pet Products Inc.		1,077,073	25,591
*,^ Fitbit Inc. Class A		1,699,632	25,223
*	TRI Pointe Group Inc.	1,766,557	23,283
*	Deckers Outdoor Corp.	390,589	23,260
*	Steven Madden Ltd.	672,105	23,228
	J&J Snack Foods Corp.	181,886	21,666
	WD-40 Co.	164,971	18,548
	Flowers Foods Inc.	1,135,913	17,175
*,^ GoPro Inc. Class A		1,005,416	16,770
*	Boston Beer Co. Inc. Class A	105,018	16,305

*,^ Wayfair Inc.		411,771	16,211
*	Meritage Homes Corp.	464,171	16,107
	Lancaster Colony Corp.	117,195	15,480
*	Gentherm Inc.	445,589	14,000
*	iRobot Corp.	315,486	13,875
*	G-III Apparel Group Ltd.	473,166	13,793
*	Manitowoc Foodservice Inc.	837,918	13,591
	Interface Inc. Class A	791,735	13,214
	Oxford Industries Inc.	183,729	12,439
	MDC Holdings Inc.	476,958	12,306
*	Select Comfort Corp.	533,077	11,515
	Columbia Sportswear Co.	170,597	9,680
*	USANA Health Sciences Inc.	66,298	9,172
	DTS Inc.	203,945	8,676
	Coca-Cola Bottling Co. Consolidated	56,684	8,398
*	AdvancePierre Foods Holdings Inc.	280,584	7,733
*,^ National Beverage Corp.		141,416	6,229
*,^ Amplify Snack Brands Inc.		363,632	5,891
*	Revlon Inc. Class A	127,593	4,693
	Phibro Animal Health Corp. Class A	114,356	3,108
	Metaldyne Performance Group Inc.	81,701	1,295
*	Valvoline Inc.	12,520	294
			1,266,047
Consumer Services (13.9%)
	Domino's Pizza Inc.	588,816	89,412
*	Burlington Stores Inc.	870,642	70,539
	Vail Resorts Inc.	440,783	69,150
	Sabre Corp.	2,375,131	66,931
*	VCA Inc.	937,446	65,602
*	Copart Inc.	1,201,241	64,338
	Dunkin' Brands Group Inc.	1,119,740	58,316
	Dick's Sporting Goods Inc.	1,020,381	57,876
	Casey's General Stores Inc.	478,421	57,482
*	Panera Bread Co. Class A	271,809	52,927
	Six Flags Entertainment Corp.	907,238	48,637
*	Sally Beauty Holdings Inc.	1,785,338	45,848
*	GrubHub Inc.	1,038,293	44,636
*	Live Nation Entertainment Inc.	1,609,199	44,221
*	Madison Square Garden Co. Class A	238,431	40,393
*	Pandora Media Inc.	2,674,592	38,327
	Jack in the Box Inc.	398,210	38,204
*	AMC Networks Inc. Class A	730,086	37,862
*	Bright Horizons Family Solutions Inc.	538,254	36,004
*	Sprouts Farmers Market Inc.	1,718,167	35,480
	Rollins Inc.	1,198,769	35,100
*	Yelp Inc. Class A	797,472	33,255
*	Cabela's Inc.	583,982	32,078
*	Urban Outfitters Inc.	927,734	32,025
*	Buffalo Wild Wings Inc.	222,909	31,372
*	Michaels Cos. Inc.	1,264,001	30,551
	Texas Roadhouse Inc. Class A	772,464	30,149
*	Hawaiian Holdings Inc.	618,526	30,060
	Cheesecake Factory Inc.	556,554	27,861
*	ServiceMaster Global Holdings Inc.	825,506	27,803
*	Groupon Inc. Class A	5,231,147	26,940
*	Five Below Inc.	666,760	26,864
	Papa John's International Inc.	315,446	24,873

*	Media General Inc.	1,342,837	24,749
	Churchill Downs Inc.	161,582	23,648
	Lions Gate Entertainment Corp.	1,169,484	23,378
*	Grand Canyon Education Inc.	574,031	23,185
	Monro Muffler Brake Inc.	373,986	22,877
*	WebMD Health Corp.	451,495	22,439
	Sotheby's	571,630	21,733
	Allegiant Travel Co. Class A	160,899	21,250
^	Nexstar Broadcasting Group Inc. Class A	355,629	20,523
	PriceSmart Inc.	240,984	20,185
*	Dave & Buster's Entertainment Inc.	513,161	20,106
	Choice Hotels International Inc.	410,677	18,513
*	Liberty TripAdvisor Holdings Inc. Class A	834,835	18,241
*	Spirit Airlines Inc.	427,375	18,176
	Marriott Vacations Worldwide Corp.	247,077	18,116
*,^ Stamps.com Inc.		189,717	17,930
*	Shutterfly Inc.	393,767	17,578
*	comScore Inc.	553,198	16,961
*	Etsy Inc.	1,178,672	16,831
*	Caesars Acquisition Co. Class A	1,342,260	16,671
	Morningstar Inc.	210,197	16,662
*,^ Restoration Hardware Holdings Inc.		470,930	16,285
*,^ SolarCity Corp.		794,887	15,548
*	Ollie's Bargain Outlet Holdings Inc.	588,461	15,424
*	Liberty Media Group LLC	544,071	15,310
*,^ Diplomat Pharmacy Inc.		526,826	14,756
	Sonic Corp.	551,669	14,443
*	Popeyes Louisiana Kitchen Inc.	259,489	13,789
*	Belmond Ltd. Class A	1,054,883	13,408
*	Ascena Retail Group Inc.	2,250,179	12,579
*	Penn National Gaming Inc.	917,248	12,447
	Bloomin' Brands Inc.	684,088	11,794
	National CineMedia Inc.	758,063	11,159
	Interval Leisure Group Inc.	648,880	11,141
	ClubCorp Holdings Inc.	761,366	11,017
*,^ Hibbett Sports Inc.		273,641	10,918
*,^ Quotient Technology Inc.		766,419	10,201
*,^ Planet Fitness Inc. Class A		487,748	9,789
*	BJ's Restaurants Inc.	250,742	8,914
	World Wrestling Entertainment Inc. Class A	403,511	8,595
	Red Rock Resorts Inc. Class A	352,236	8,309
	AMC Entertainment Holdings Inc.	263,722	8,199
*	Pinnacle Entertainment Inc.	659,623	8,140
*	Fiesta Restaurant Group Inc.	329,037	7,897
	Wingstop Inc. Class A	261,856	7,672
	HSN Inc.	190,566	7,585
*	Liberty Media Group LLC Class A	264,255	7,571
*	Francesca's Holdings Corp.	488,052	7,531
*	Scientific Games Corp. Class A	638,263	7,193
*,^ Shake Shack Inc. Class A		203,855	7,068
*	Tile Shop Holdings Inc.	406,943	6,735
*	Virgin America Inc.	122,423	6,551
*,^ Lumber Liquidators Holdings Inc.		313,379	6,164
*	Party City Holdco Inc.	357,593	6,122
*	Clean Energy Fuels Corp.	1,355,450	6,059
*,^ TrueCar Inc.		616,951	5,824
*	EW Scripps Co. Class A	348,059	5,534

*	SiteOne Landscape Supply Inc.	144,217	5,182
*	Global Eagle Entertainment Inc.	609,986	5,069
*	Angie's List Inc.	464,369	4,602
	Blue Nile Inc.	127,029	4,372
	New Media Investment Group Inc.	257,613	3,993
*	Potbelly Corp.	306,183	3,806
*,^ El Pollo Loco Holdings Inc.		256,799	3,233
*	Habit Restaurants Inc. Class A	207,611	2,907
*	Biglari Holdings Inc.	6,376	2,780
*,^ Caesars Entertainment Corp.		357,221	2,661
*	Bojangles' Inc.	112,338	1,793
*,^ Noodles & Co. Class A		113,820	542
*	At Home Group Inc.	6,277	95
			2,269,574
Financials (22.0%)
	Regency Centers Corp.	1,274,639	98,772
	WP Carey Inc.	1,290,021	83,245
	American Campus Communities Inc.	1,591,885	80,979
	Gaming and Leisure Properties Inc.	2,345,530	78,458
	Kilroy Realty Corp.	1,125,717	78,068
	Spirit Realty Capital Inc.	5,852,723	78,017
*	Signature Bank	615,672	72,926
	Equity LifeStyle Properties Inc.	936,836	72,305
	MarketAxess Holdings Inc.	436,182	72,227
*	SVB Financial Group	634,327	70,118
	DDR Corp.	3,794,325	66,135
	Lamar Advertising Co. Class A	1,009,933	65,959
*	Liberty Ventures Class A	1,648,315	65,718
	CBOE Holdings Inc.	991,884	64,324
	Douglas Emmett Inc.	1,748,994	64,066
	Sun Communities Inc.	794,427	62,347
	CubeSmart	2,185,709	59,582
	American Homes 4 Rent Class A	2,608,703	56,452
	Communications Sales & Leasing Inc.	1,784,585	56,054
	Healthcare Trust of America Inc. Class A	1,681,571	54,853
	Medical Properties Trust Inc.	3,683,283	54,402
	Bank of the Ozarks Inc.	1,402,643	53,861
	DCT Industrial Trust Inc.	1,099,140	53,363
*	Life Storage Inc.	566,337	50,370
*	Howard Hughes Corp.	437,104	50,048
	Gramercy Property Trust	5,142,617	49,575
	Healthcare Realty Trust Inc.	1,412,313	48,103
	CyrusOne Inc.	968,387	46,066
	Tanger Factory Outlet Centers Inc.	1,170,683	45,610
	Investors Bancorp Inc.	3,783,953	45,445
*	Western Alliance Bancorp	1,152,732	43,274
	Mid-America Apartment Communities Inc.	460,200	43,254
	Post Properties Inc.	652,235	43,132
*,^ Zillow Group Inc.		1,244,393	43,118
	Hudson Pacific Properties Inc.	1,309,032	43,028
	Omega Healthcare Investors Inc.	1,178,554	41,780
	Education Realty Trust Inc.	890,497	38,416
	Physicians Realty Trust	1,640,660	35,340
	Acadia Realty Trust	973,287	35,272
	Equity One Inc.	1,139,237	34,872
	Urban Edge Properties	1,211,292	34,086
	Forest City Realty Trust Inc. Class A	1,471,355	34,032

	Paramount Group Inc.	2,009,561	32,937
*	Texas Capital Bancshares Inc.	559,976	30,754
	CoreSite Realty Corp.	413,597	30,623
	Home BancShares Inc.	1,457,197	30,324
	PacWest Bancorp	697,229	29,918
	Duke Realty Corp.	1,068,432	29,200
	Retail Opportunity Investments Corp.	1,327,598	29,154
	NorthStar Asset Management Group Inc.	2,193,080	28,357
	Kite Realty Group Trust	1,016,215	28,169
	STORE Capital Corp.	934,281	27,533
	Cousins Properties Inc.	2,562,265	26,750
*	FirstCash Inc.	560,497	26,388
	PS Business Parks Inc.	231,654	26,309
	QTS Realty Trust Inc. Class A	484,716	25,617
	Ryman Hospitality Properties Inc.	529,376	25,495
*,^ LendingClub Corp.		4,051,222	25,037
	Kennedy-Wilson Holdings Inc.	1,096,261	24,721
	Pebblebrook Hotel Trust	878,447	23,367
*	Essent Group Ltd.	850,465	22,631
	Alexander & Baldwin Inc.	567,795	21,815
*,^ Zillow Group Inc. Class A		623,822	21,491
	STAG Industrial Inc.	869,800	21,319
*	Blackhawk Network Holdings Inc.	686,990	20,726
	Evercore Partners Inc. Class A	402,205	20,718
*	OneMain Holdings Inc. Class A	657,502	20,350
*	Hilltop Holdings Inc.	901,177	20,240
*,^ Credit Acceptance Corp.		99,179	19,942
	Outfront Media Inc.	841,405	19,899
*	HealthEquity Inc.	516,382	19,545
	Sabra Health Care REIT Inc.	756,757	19,055
	Financial Engines Inc.	640,774	19,037
*	Eagle Bancorp Inc.	368,857	18,196
	Ramco-Gershenson Properties Trust	966,965	18,121
	Colony Starwood Homes	619,017	17,766
	Parkway Properties Inc.	1,022,729	17,397
*	FCB Financial Holdings Inc. Class A	438,309	16,844
	Chesapeake Lodging Trust	733,459	16,796
	LegacyTexas Financial Group Inc.	494,774	15,650
	WisdomTree Investments Inc.	1,417,429	14,585
	Kearny Financial Corp.	1,028,159	13,993
	Washington Prime Group Inc.	1,128,198	13,967
	NRG Yield Inc.	767,174	13,011
	TFS Financial Corp.	694,422	12,368
	HFF Inc. Class A	439,783	12,178
*	Black Knight Financial Services Inc. Class A	295,614	12,091
	Colony Capital Inc. Class A	656,174	11,962
	New Senior Investment Group Inc.	999,090	11,529
	Monogram Residential Trust Inc.	1,017,637	10,828
*	St. Joe Co.	586,263	10,776
	Cohen & Steers Inc.	251,106	10,735
	CareTrust REIT Inc.	705,011	10,420
	Alexander's Inc.	24,817	10,413
	FelCor Lodging Trust Inc.	1,600,706	10,293
	American Assets Trust Inc.	235,051	10,196
	Capital Bank Financial Corp.	272,860	8,762
	Simmons First National Corp. Class A	166,609	8,314
	Urstadt Biddle Properties Inc. Class A	360,198	8,004

*,^ BofI Holding Inc.		346,169	7,754
*	Third Point Reinsurance Ltd.	645,851	7,750
	InfraREIT Inc.	425,586	7,720
^	Seritage Growth Properties Class A	142,336	7,214
	Greenhill & Co. Inc.	305,885	7,210
	NRG Yield Inc. Class A	420,304	6,859
	Silver Bay Realty Trust Corp.	387,021	6,784
	Moelis & Co. Class A	250,080	6,725
	Altisource Residential Corp.	595,919	6,496
*,^ Nationstar Mortgage Holdings Inc.		355,147	5,260
*	Marcus & Millichap Inc.	182,800	4,780
*	Altisource Portfolio Solutions SA	145,001	4,698
	Hersha Hospitality Trust Class A	244,897	4,413
*	Tejon Ranch Co.	176,328	4,288
*	PennyMac Financial Services Inc. Class A	245,039	4,168
*	Ocwen Financial Corp.	1,130,800	4,150
	Northfield Bancorp Inc.	249,676	4,020
	National Bank Holdings Corp. Class A	152,990	3,575
*,^ Encore Capital Group Inc.		139,588	3,138
*,^ On Deck Capital Inc.		481,233	2,743
*	NewStar Financial Inc.	226,803	2,202
	Houlihan Lokey Inc.	74,129	1,857
	RMR Group Inc. Class A	37,103	1,408
	Associated Capital Group Inc. Class A	27,980	992
			3,585,872
Health Care (14.7%)
*	DexCom Inc.	972,301	85,232
*	Align Technology Inc.	878,990	82,405
*	MEDNAX Inc.	1,141,803	75,644
	West Pharmaceutical Services Inc.	893,405	66,559
*	Seattle Genetics Inc.	1,198,938	64,755
*	ABIOMED Inc.	472,119	60,705
*	Ionis Pharmaceuticals Inc.	1,475,904	54,077
*	Neurocrine Biosciences Inc.	1,057,612	53,557
	Bio-Techne Corp.	453,547	49,663
*	Cepheid	891,293	46,962
*	Acadia Healthcare Co. Inc.	905,765	44,881
*	Amsurg Corp.	669,259	44,874
*	PAREXEL International Corp.	644,718	44,776
*,^ OPKO Health Inc.		4,071,075	43,113
*	NuVasive Inc.	611,825	40,784
*	Catalent Inc.	1,520,492	39,289
	STERIS plc	525,030	38,380
*,^ Sarepta Therapeutics Inc.		613,951	37,703
*,^ ACADIA Pharmaceuticals Inc.		1,167,292	37,132
*	Exelixis Inc.	2,806,570	35,896
*	Horizon Pharma plc	1,957,444	35,488
	Healthcare Services Group Inc.	839,239	33,217
*	Masimo Corp.	542,459	32,271
*,^ Intercept Pharmaceuticals Inc.		195,837	32,233
	Cantel Medical Corp.	406,732	31,717
*,^ United Therapeutics Corp.		264,835	31,272
*	Medicines Co.	817,160	30,840
*	Wright Medical Group NV	1,255,177	30,789
*,^ Bluebird Bio Inc.		452,895	30,697
*	Akorn Inc.	1,074,989	29,304
	Bruker Corp.	1,281,933	29,036

*	ARIAD Pharmaceuticals Inc.	2,113,407	28,933
*	Nektar Therapeutics	1,666,751	28,635
*	Insulet Corp.	697,742	28,566
*	INC Research Holdings Inc. Class A	618,355	27,566
*	Nevro Corp.	260,432	27,186
*	Team Health Holdings Inc.	814,115	26,508
*	Ironwood Pharmaceuticals Inc. Class A	1,585,026	25,170
*	Neogen Corp.	436,051	24,393
*,^ Exact Sciences Corp.		1,300,920	24,158
*,^ Radius Health Inc.		446,388	24,145
*,^ Ligand Pharmaceuticals Inc.		229,013	23,373
*	Penumbra Inc.	303,156	23,037
*	HMS Holdings Corp.	1,029,858	22,832
*	Puma Biotechnology Inc.	336,946	22,592
*	ICU Medical Inc.	177,157	22,389
*,^ Agios Pharmaceuticals Inc.		404,142	21,347
*	Impax Laboratories Inc.	900,299	21,337
*	PRA Health Sciences Inc.	371,685	21,004
*	NxStage Medical Inc.	787,593	19,682
*	Globus Medical Inc.	831,820	18,774
*,^ Intrexon Corp.		649,624	18,202
*	Alder Biopharmaceuticals Inc.	520,505	17,057
*	Amedisys Inc.	347,984	16,508
*	Halozyme Therapeutics Inc.	1,330,177	16,069
*,^ Theravance Biopharma Inc.		436,954	15,835
*	Ultragenyx Pharmaceutical Inc.	216,665	15,370
*	Pacira Pharmaceuticals Inc.	432,133	14,788
*,^ Juno Therapeutics Inc.		484,484	14,539
	Abaxis Inc.	261,515	13,499
	Analogic Corp.	151,127	13,390
*	Emergent BioSolutions Inc.	420,141	13,247
*	Air Methods Corp.	418,834	13,189
*	FibroGen Inc.	613,757	12,705
*	Endologix Inc.	954,447	12,217
*	Acorda Therapeutics Inc.	563,412	11,764
*	Achillion Pharmaceuticals Inc.	1,419,729	11,500
*	Haemonetics Corp.	313,525	11,353
*	Luminex Corp.	477,075	10,839
*,^ Innoviva Inc.		946,905	10,406
*	AMAG Pharmaceuticals Inc.	417,675	10,237
*,^ Lannett Co. Inc.		381,891	10,147
	Meridian Bioscience Inc.	512,436	9,885
*,^ Merrimack Pharmaceuticals Inc.		1,492,345	9,476
*	Depomed Inc.	373,104	9,324
*,^ Lexicon Pharmaceuticals Inc.		508,018	9,180
*	Momenta Pharmaceuticals Inc.	776,879	9,082
*	Orthofix International NV	209,756	8,971
*	Myriad Genetics Inc.	420,350	8,651
*	HealthStream Inc.	308,606	8,517
*	Spark Therapeutics Inc.	139,670	8,389
*	Natus Medical Inc.	191,279	7,515
*	Quidel Corp.	314,944	6,957
*,^ Novavax Inc.		3,296,204	6,856
*,^ Adeptus Health Inc. Class A		158,968	6,844
*	Avexis Inc.	163,869	6,753
*,^ TherapeuticsMD Inc.		955,291	6,506
*	Genomic Health Inc.	223,129	6,453

*	Merit Medical Systems Inc.	256,263	6,225
*	Acceleron Pharma Inc.	171,306	6,200
*	Accuray Inc.	941,953	6,000
	Ensign Group Inc.	291,396	5,866
*	Insmed Inc.	375,975	5,459
*	Arena Pharmaceuticals Inc.	2,956,696	5,174
*,^ Keryx Biopharmaceuticals Inc.		965,343	5,126
*	Epizyme Inc.	491,158	4,833
*	Surgery Partners Inc.	235,946	4,776
*	CorVel Corp.	119,049	4,571
*,^ Novocure Ltd.		526,857	4,499
*,^ Aduro Biotech Inc.		354,242	4,403
*,^ ZIOPHARM Oncology Inc.		729,736	4,108
*,^ Insys Therapeutics Inc.		348,012	4,103
*	ConforMIS Inc.	384,060	3,810
*	Glaukos Corp.	100,354	3,787
*	Spectrum Pharmaceuticals Inc.	782,873	3,656
*	Natera Inc.	312,975	3,477
*,^ Editas Medicine Inc.		222,525	3,000
*,^ Teladoc Inc.		152,779	2,797
*,^ Seres Therapeutics Inc.		223,400	2,746
*	Amicus Therapeutics Inc.	315,775	2,337
*,^ MannKind Corp.		3,751,978	2,326
*	American Renal Associates Holdings Inc.	113,499	2,074
*,^ ImmunoGen Inc.		530,707	1,422
*,^ Intellia Therapeutics Inc.		65,561	1,116
*	Infinity Pharmaceuticals Inc.	390,288	609
*	Wright Medical Group Inc. CVR	165,303	215
			2,391,813
Industrials (17.3%)
	AO Smith Corp.	904,515	89,357
*	CoStar Group Inc.	397,750	86,125
	Jack Henry & Associates Inc.	962,494	82,341
	Lennox International Inc.	504,004	79,144
*	HD Supply Holdings Inc.	2,447,586	78,274
	Nordson Corp.	625,881	62,357
	Toro Co.	1,274,723	59,708
*	Old Dominion Freight Line Inc.	858,519	58,903
	Cognex Corp.	985,913	52,115
*	WEX Inc.	468,689	50,661
	Graco Inc.	678,610	50,217
	Hexcel Corp.	1,128,053	49,973
*	Euronet Worldwide Inc.	603,190	49,359
*	Genesee & Wyoming Inc. Class A	697,842	48,116
	Packaging Corp. of America	575,233	46,743
	MAXIMUS Inc.	791,690	44,778
*,^ XPO Logistics Inc.		1,208,392	44,312
	Watsco Inc.	314,481	44,310
	Eagle Materials Inc.	558,657	43,184
*	Zebra Technologies Corp.	611,075	42,537
	Woodward Inc.	674,583	42,148
	National Instruments Corp.	1,410,611	40,061
*	Genpact Ltd.	1,642,508	39,338
*	TransUnion	1,113,445	38,414
	Littelfuse Inc.	273,587	35,241
	Landstar System Inc.	513,121	34,933
*	IPG Photonics Corp.	421,038	34,672

*	USG Corp.	1,336,505	34,549
	Air Lease Corp. Class A	1,190,961	34,038
*	Keysight Technologies Inc.	1,039,169	32,931
*	Berry Plastics Group Inc.	740,834	32,486
*	Clean Harbors Inc.	630,965	30,274
	HEICO Corp. Class A	497,192	30,085
*	Cimpress NV	288,940	29,235
*	Universal Display Corp.	514,968	28,586
*,^ Ambarella Inc.		380,317	27,995
*	WageWorks Inc.	445,909	27,160
	FLIR Systems Inc.	836,638	26,287
*	Itron Inc.	443,025	24,703
*	Cardtronics plc Class A	551,697	24,606
	John Bean Technologies Corp.	337,525	23,812
	Mueller Water Products Inc. Class A	1,872,066	23,494
*	Masonite International Corp.	372,663	23,168
	Mueller Industries Inc.	696,477	22,580
	Knight Transportation Inc.	779,991	22,378
	Covanta Holding Corp.	1,431,950	22,038
	Simpson Manufacturing Co. Inc.	501,260	22,030
*	Advisory Board Co.	490,393	21,940
	CEB Inc.	392,825	21,397
*	On Assignment Inc.	585,648	21,253
*	RBC Bearings Inc.	275,233	21,050
*	Trex Co. Inc.	358,005	21,022
	AZZ Inc.	316,329	20,647
	Franklin Electric Co. Inc.	479,369	19,515
*	ExlService Holdings Inc.	388,192	19,347
	CLARCOR Inc.	297,412	19,332
*	Imperva Inc.	358,245	19,241
*	AMN Healthcare Services Inc.	586,074	18,678
*,^ Smith & Wesson Holding Corp.		684,934	18,212
*	Proto Labs Inc.	290,170	17,384
*	LifeLock Inc.	1,017,122	17,210
*	Summit Materials Inc. Class A	920,565	17,076
*	MACOM Technology Solutions Holdings Inc.	393,004	16,640
*	Coherent Inc.	148,254	16,388
*	Louisiana-Pacific Corp.	867,565	16,336
	Forward Air Corp.	369,188	15,971
*	Hub Group Inc. Class A	389,265	15,866
	Apogee Enterprises Inc.	351,623	15,714
*	II-VI Inc.	640,424	15,582
*	TopBuild Corp.	469,283	15,580
	Exponent Inc.	301,425	15,391
	Methode Electronics Inc.	428,385	14,981
*	OSI Systems Inc.	219,908	14,378
	AAON Inc.	484,888	13,974
	Tennant Co.	214,858	13,923
*	Rogers Corp.	219,387	13,400
	Sturm Ruger & Co. Inc.	231,370	13,364
	HEICO Corp.	189,280	13,098
*	Paylocity Holding Corp.	280,254	12,460
*,^ Inovalon Holdings Inc. Class A		828,206	12,183
	Badger Meter Inc.	343,449	11,509
*	Team Inc.	339,164	11,094
*	TriNet Group Inc.	512,502	11,085
	Heartland Express Inc.	558,626	10,547

*	DigitalGlobe Inc.	382,146	10,509
*	Armstrong World Industries Inc.	253,951	10,493
*	Press Ganey Holdings Inc.	259,311	10,476
	Primoris Services Corp.	504,499	10,393
	Advanced Drainage Systems Inc.	431,526	10,383
*	Continental Building Products Inc.	491,753	10,322
	Raven Industries Inc.	440,320	10,141
*	Veeco Instruments Inc.	495,135	9,719
	Lindsay Corp.	123,001	9,100
	Sun Hydraulics Corp.	278,289	8,980
*	TASER International Inc.	301,302	8,620
	Mobile Mini Inc.	269,984	8,154
*	Huron Consulting Group Inc.	132,137	7,896
*	Thermon Group Holdings Inc.	391,998	7,742
	Albany International Corp.	175,636	7,443
	EnPro Industries Inc.	130,705	7,427
*	Evolent Health Inc. Class A	297,525	7,325
*	FARO Technologies Inc.	202,631	7,285
*	Headwaters Inc.	427,845	7,239
	Quanex Building Products Corp.	416,266	7,185
	Comfort Systems USA Inc.	227,486	6,668
*	Aerovironment Inc.	255,818	6,245
*	Builders FirstSource Inc.	505,258	5,816
*	Multi Packaging Solutions International Ltd.	376,567	5,426
*	InnerWorkings Inc.	565,879	5,331
*	Bazaarvoice Inc.	897,912	5,307
	Gorman-Rupp Co.	206,100	5,278
*	Astronics Corp.	101,599	4,577
*	Mistras Group Inc.	194,501	4,565
	Griffon Corp.	209,819	3,569
*	Ply Gem Holdings Inc.	250,863	3,352
*	Roadrunner Transportation Systems Inc.	378,636	3,022
*	Armstrong Flooring Inc.	141,941	2,680
*	GMS Inc.	49,762	1,106
*	Astronics Corp. Class B	15,426	697
			2,812,995
Oil & Gas (4.1%)
*	Diamondback Energy Inc.	951,974	91,904
*	Southwestern Energy Co.	6,020,068	83,318
*	Parsley Energy Inc. Class A	1,957,363	65,591
*	Newfield Exploration Co.	1,212,115	52,678
*	Rice Energy Inc.	1,919,331	50,114
*	PDC Energy Inc.	672,230	45,080
*	Gulfport Energy Corp.	1,527,638	43,156
	Patterson-UTI Energy Inc.	1,710,156	38,256
*	RSP Permian Inc.	805,054	31,220
*	Carrizo Oil & Gas Inc.	682,671	27,730
*	Matador Resources Co.	1,023,740	24,918
	SM Energy Co.	515,288	19,880
	Pattern Energy Group Inc. Class A	840,852	18,911
*	Callon Petroleum Co.	959,806	15,069
*	SEACOR Holdings Inc.	189,933	11,299
*,^ Laredo Petroleum Inc.		875,871	11,299
*,^ RPC Inc.		665,886	11,187
*,^ Flotek Industries Inc.		657,463	9,559
*	Newpark Resources Inc.	976,001	7,183
*	Cobalt International Energy Inc.	4,278,827	5,306

*	Sanchez Energy Corp.	342,760	3,030
*	Clayton Williams Energy Inc.	30,244	2,584
*	Bill Barrett Corp.	347,713	1,933
*	Eclipse Resources Corp.	477,256	1,570
			672,775
Other (0.0%) 2
*	Dyax Corp CVR	1,798,309	1,996
*	Clinical Data CVR	132,154	—
			1,996
Technology (16.6%)
*	Cadence Design Systems Inc.	3,566,499	91,053
*	Ultimate Software Group Inc.	335,082	68,487
*	Tyler Technologies Inc.	399,148	68,346
	SS&C Technologies Holdings Inc.	2,083,969	67,000
*	Fortinet Inc.	1,726,995	63,778
*	PTC Inc.	1,401,379	62,095
*	athenahealth Inc.	479,661	60,495
	IAC/InterActiveCorp	899,405	56,186
*	Guidewire Software Inc.	884,074	53,027
*	Manhattan Associates Inc.	872,774	50,289
	Fair Isaac Corp.	376,228	46,874
*	Aspen Technology Inc.	972,025	45,481
*	Veeva Systems Inc. Class A	1,061,632	43,824
*,^ Arista Networks Inc.		506,244	43,071
*	Rackspace Hosting Inc.	1,303,002	41,292
*	EPAM Systems Inc.	589,242	40,840
*	ViaSat Inc.	541,300	40,408
*	Ellie Mae Inc.	381,452	40,167
*	Finisar Corp.	1,342,720	40,013
*	Cavium Inc.	670,461	39,021
	Blackbaud Inc.	579,105	38,418
*	Tableau Software Inc. Class A	694,223	38,370
*	Medidata Solutions Inc.	666,556	37,167
	j2 Global Inc.	556,813	37,089
*	Ciena Corp.	1,682,984	36,689
*	Proofpoint Inc.	486,724	36,431
*	Integrated Device Technology Inc.	1,554,950	35,919
	Monolithic Power Systems Inc.	444,163	35,755
	InterDigital Inc.	417,554	33,070
*	Advanced Micro Devices Inc.	4,637,860	32,048
*	Zendesk Inc.	1,028,786	31,594
*	NetScout Systems Inc.	1,065,052	31,153
*	Entegris Inc.	1,721,714	29,992
*	Allscripts Healthcare Solutions Inc.	2,274,293	29,952
*	Dycom Industries Inc.	362,803	29,670
*	Fleetmatics Group plc	477,237	28,625
*	Silicon Laboratories Inc.	482,460	28,369
*	Cornerstone OnDemand Inc.	613,468	28,189
*	Electronics For Imaging Inc.	570,528	27,910
*	ACI Worldwide Inc.	1,427,762	27,670
*	Paycom Software Inc.	547,039	27,423
*,^ FireEye Inc.		1,860,779	27,409
*	Lumentum Holdings Inc.	650,338	27,165
	LogMeIn Inc.	293,035	26,487
*	Synaptics Inc.	449,161	26,312
*	CommVault Systems Inc.	487,542	25,903

*,^ 3D Systems Corp.		1,300,281	23,340
*	Advanced Energy Industries Inc.	483,821	22,894
	Tessera Technologies Inc.	592,471	22,775
*	HubSpot Inc.	388,072	22,361
*	Gigamon Inc.	387,309	21,225
	Power Integrations Inc.	334,726	21,098
	Plantronics Inc.	404,781	21,032
*	Synchronoss Technologies Inc.	495,496	20,405
*	Cirrus Logic Inc.	381,098	20,255
*	GoDaddy Inc. Class A	565,996	19,544
*	Inphi Corp.	446,780	19,439
*	MicroStrategy Inc. Class A	114,633	19,194
*	2U Inc.	486,429	18,625
	Cogent Communications Holdings Inc.	500,451	18,422
*	Envestnet Inc.	496,184	18,086
	NIC Inc.	764,887	17,975
*	Syntel Inc.	409,992	17,183
*	BroadSoft Inc.	363,770	16,933
*	Rambus Inc.	1,341,133	16,764
*	Infoblox Inc.	625,066	16,483
*	RealPage Inc.	636,881	16,368
	MKS Instruments Inc.	327,017	16,263
*,^ Ubiquiti Networks Inc.		299,581	16,028
*,^ Square Inc.		1,359,728	15,854
*	Cree Inc.	615,745	15,837
*	Infinera Corp.	1,748,529	15,789
*	RingCentral Inc. Class A	656,651	15,536
*,^ Shutterstock Inc.		235,177	14,981
*	New Relic Inc.	364,268	13,959
*	Interactive Intelligence Group Inc.	216,963	13,048
	Pegasystems Inc.	418,276	12,335
*	Cray Inc.	495,239	11,658
*	Mercury Systems Inc.	466,786	11,469
	ADTRAN Inc.	589,432	11,282
*	Bottomline Technologies de Inc.	474,261	11,055
*	Super Micro Computer Inc.	472,047	11,032
	Monotype Imaging Holdings Inc.	496,657	10,981
*	Diodes Inc.	445,441	9,506
*,^ Gogo Inc.		838,993	9,262
*,^ Pure Storage Inc. Class A		677,470	9,180
*,^ Twilio Inc.		141,934	9,135
*	CEVA Inc.	255,291	8,953
*	Lattice Semiconductor Corp.	1,316,531	8,544
*	InvenSense Inc.	1,024,896	7,605
*	Cvent Inc.	231,681	7,347
*	Barracuda Networks Inc.	285,179	7,266
*	Benefitfocus Inc.	180,278	7,197
*	Ultratech Inc.	309,016	7,132
*	Nimble Storage Inc.	767,668	6,779
*	Endurance International Group Holdings Inc.	772,320	6,758
*,^ Acacia Communications Inc.		65,319	6,746
*	Box Inc.	411,891	6,491
*	Applied Micro Circuits Corp.	933,765	6,490
*	Loral Space & Communications Inc.	156,250	6,111
*	Intralinks Holdings Inc.	592,282	5,958
*	Actua Corp.	432,186	5,597
*	Ixia	444,678	5,558

*	CommerceHub Inc.			345,698	5,500
*	LivePerson Inc.			631,975	5,315
	Forrester Research Inc.			120,790	4,699
*	FormFactor Inc.			428,865	4,653
*	Sonus Networks Inc.			570,309	4,437
*	Virtusa Corp.			163,371	4,032
*	Calix Inc.			501,058	3,683
*	Rapid7 Inc.			204,519	3,610
*,^ Hortonworks Inc.				430,856	3,598
^	Computer Programs & Systems Inc.			132,805	3,461
*	Jive Software Inc.			672,006	2,863
*	CommerceHub Inc. Class A			164,589	2,600
*	ChannelAdvisor Corp.			144,562	1,869
*	Harmonic Inc.			242,674	1,439
*	Castlight Health Inc. Class B			322,859	1,343
*	MobileIron Inc.			288,606	794
*	SecureWorks Corp. Class A			50,316	629
*	Nutanix Inc.			4,391	162
*	TiVo Corp.			181	4
					2,706,340
Telecommunications (0.3%)
*	Cincinnati Bell Inc.			2,557,798	10,436
	ATN International Inc.			127,965	8,323
	Shenandoah Telecommunications Co.			282,344	7,682
*,^ Globalstar Inc.				5,201,941	6,294
^	Windstream Holdings Inc.			585,044	5,880
					38,615
Utilities (0.9%)
	ITC Holdings Corp.			1,871,069	86,967
	Ormat Technologies Inc.			484,110	23,436
*	Dynegy Inc.			1,431,054	17,731
	TerraForm Power Inc. Class A			1,059,178	14,733
*,^ Sunrun Inc.				874,517	5,510
*,^ Vivint Solar Inc.				273,416	864
					149,241
Total Common Stocks (Cost $12,896,808)					16,253,558
		Coupon
Temporary Cash Investments (2.0%)1
Money Market Fund (2.0%)
3,4 Vanguard Market Liquidity Fund		0.640%		3,227	322,680

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.320%	11/25/16	300	300
5	United States Treasury Bill	0.311%-0.321%	12/1/16	700	700
5	United States Treasury Bill	0.275%-0.312%	12/8/16	1,200	1,199
					2,199
Total Temporary Cash Investments (Cost $324,856)					324,879
Total Investments (101.8%) (Cost $13,221,664)					16,578,437
Other Assets and Liabilities-Net (-1.8%)[4]					(285,864)
Net Assets (100%)					16,292,573
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $259,824,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $271,385,000 of collateral received for securities on loan.
5 Securities with a value of $1,699,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,251,562	—	1,996
Temporary Cash Investments	322,680	2,199	—
Futures Contracts—Assets[1]	339	—	—
Total	16,574,581	2,199	1,996
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully

Small-Cap Growth Index Fund

invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	280	34,952	1079
1079

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $13,221,664,000. Net unrealized appreciation of investment securities for tax purposes was $3,356,773,000, consisting of unrealized gains of $4,195,857,000 on securities that had risen in value since their purchase and $839,084,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (4.3%)
Newmont Mining Corp.	12,049,097	473,409
Alcoa Inc.	29,867,838	302,860
Freeport-McMoRan Inc.	27,144,122	294,785
International Flavors & Fragrances Inc.	1,807,101	258,361
Celanese Corp. Class A	3,290,661	219,026
Albemarle Corp.	2,555,579	218,476
Eastman Chemical Co.	3,022,514	204,564
Mosaic Co.	7,962,082	194,753
* Ashland Global Holdings Inc.	1,412,023	163,724
Avery Dennison Corp.	2,020,500	157,175
FMC Corp.	3,042,642	147,081
* Axalta Coating Systems Ltd.	4,894,000	138,353
CF Industries Holdings Inc.	5,275,861	128,467
WR Grace & Co.	1,591,824	117,477
Reliance Steel & Aluminum Co.	1,559,008	112,295
Westlake Chemical Corp.	875,299	46,829
		3,177,635
Consumer Goods (13.7%)
Newell Brands Inc.	10,950,411	576,649
* Electronic Arts Inc.	6,488,560	554,123
ConAgra Foods Inc.	9,976,923	470,013
Molson Coors Brewing Co. Class B	3,963,210	435,160
Dr Pepper Snapple Group Inc.	4,210,107	384,425
Clorox Co.	2,939,946	368,022
JM Smucker Co.	2,558,839	346,825
Genuine Parts Co.	3,212,244	322,670
* Mohawk Industries Inc.	1,431,167	286,720
Church & Dwight Co. Inc.	5,849,020	280,285
Whirlpool Corp.	1,712,997	277,780
McCormick & Co. Inc.	2,612,090	261,000
Tyson Foods Inc. Class A	3,376,808	252,146
DR Horton Inc.	8,030,194	242,512
* LKQ Corp.	6,624,203	234,894
Mattel Inc.	7,733,801	234,179
Coach Inc.	6,333,368	231,548
Hormel Foods Corp.	6,023,091	228,456
Delphi Automotive plc	3,100,727	221,144
* WhiteWave Foods Co. Class A	4,028,609	219,277
Hanesbrands Inc.	8,589,162	216,876
Harley-Davidson Inc.	4,064,980	213,777
Hasbro Inc.	2,566,116	203,570
PVH Corp.	1,838,364	203,139
Snap-on Inc.	1,320,720	200,697
Lear Corp.	1,626,228	197,131
Bunge Ltd.	3,170,312	187,778
Lennar Corp. Class A	4,300,922	182,101
* Michael Kors Holdings Ltd.	3,650,665	170,815
BorgWarner Inc.	4,628,309	162,824

*,^ Under Armour Inc. Class A		4,169,836	161,289
*	Under Armour Inc.	4,241,609	143,621
	PulteGroup Inc.	7,032,317	140,928
	Leucadia National Corp.	7,375,663	140,433
*	NVR Inc.	83,735	137,314
*	WABCO Holdings Inc.	1,205,093	136,814
	Harman International Industries Inc.	1,578,781	133,328
*,^ lululemon athletica Inc.		2,168,931	132,261
	Ralph Lauren Corp. Class A	1,275,505	129,005
	Ingredion Inc.	816,669	108,666
^	Polaris Industries Inc.	1,378,080	106,719
*	Edgewell Personal Care Co.	1,334,285	106,102
	Goodyear Tire & Rubber Co.	2,970,162	95,936
^	Pilgrim's Pride Corp.	1,430,992	30,223
^	Coty Inc. Class A	1,001,371	23,532
	Lennar Corp. Class B	82,620	2,774
			10,095,481
Consumer Services (12.1%)
	Ross Stores Inc.	9,072,595	583,368
	Nielsen Holdings plc	7,708,891	412,965
*	Dollar Tree Inc.	5,083,936	401,275
	Expedia Inc.	2,801,532	326,995
*	Ulta Salon Cosmetics & Fragrance Inc.	1,345,413	320,181
	Royal Caribbean Cruises Ltd.	3,910,257	293,074
*	MGM Resorts International	10,916,509	284,157
*	Chipotle Mexican Grill Inc. Class A	661,108	279,979
	Macy's Inc.	7,002,313	259,436
	Best Buy Co. Inc.	6,228,920	237,820
	Advance Auto Parts Inc.	1,588,360	236,856
*	CarMax Inc.	4,353,108	232,238
	Marriott International Inc. Class A	3,320,890	223,596
	Aramark	5,545,410	210,892
	Foot Locker Inc.	3,076,320	208,328
	Whole Foods Market Inc.	7,248,103	205,484
	Tractor Supply Co.	3,038,924	204,672
	Interpublic Group of Cos. Inc.	9,110,344	203,616
*	Liberty Interactive Corp. QVC Group Class A	9,647,231	193,041
	Alaska Air Group Inc.	2,798,631	184,318
	Kohl's Corp.	4,176,907	182,740
	Wynn Resorts Ltd.	1,851,587	180,382
	Tiffany & Co.	2,413,806	175,315
	Wyndham Worldwide Corp.	2,498,233	168,206
	AmerisourceBergen Corp. Class A	2,075,097	167,626
	Darden Restaurants Inc.	2,726,343	167,179
*	United Continental Holdings Inc.	3,115,718	163,482
*	TripAdvisor Inc.	2,567,759	162,231
	News Corp. Class A	11,167,009	156,115
	FactSet Research Systems Inc.	924,403	149,846
	Bed Bath & Beyond Inc.	3,336,693	143,845
^	Nordstrom Inc.	2,760,656	143,223
*	Norwegian Cruise Line Holdings Ltd.	3,615,158	136,291
*	Discovery Communications Inc.	5,153,177	135,580
*	Liberty SiriusXM Group	4,052,707	135,401
	Signet Jewelers Ltd.	1,773,932	132,211
	Staples Inc.	14,711,411	125,783
	Scripps Networks Interactive Inc. Class A	1,831,257	116,266
	H&R Block Inc.	5,003,376	115,828

	Gap Inc.	4,953,624	110,169
^	Williams-Sonoma Inc.	1,816,234	92,773
*,^ Discovery Communications Inc. Class A		3,415,461	91,944
*	Rite Aid Corp.	11,868,006	91,265
*	AutoNation Inc.	1,617,778	78,802
*	Liberty SiriusXM Group	1,969,400	66,920
*,^ Hyatt Hotels Corp. Class A		501,296	24,674
	News Corp. Class B	209,094	2,973
			8,919,361
Financials (20.4%)
	Equinix Inc.	1,614,068	581,468
	Moody's Corp.	3,711,745	401,908
	Willis Towers Watson plc	2,978,097	395,402
	Realty Income Corp.	5,871,539	392,982
	Hartford Financial Services Group Inc.	8,764,381	375,291
	M&T Bank Corp.	3,203,801	371,961
	Equifax Inc.	2,709,734	364,676
	Principal Financial Group Inc.	6,530,357	336,379
	Essex Property Trust Inc.	1,487,209	331,201
	Digital Realty Trust Inc.	3,334,731	323,869
*	IHS Markit Ltd.	8,132,495	305,375
	KeyCorp	24,572,668	299,049
	Citizens Financial Group Inc.	11,795,319	291,462
	Invesco Ltd.	9,307,701	291,052
	Regions Financial Corp.	28,500,762	281,303
*	Markel Corp.	301,780	280,284
	AvalonBay Communities Inc.	1,558,863	277,228
	Cincinnati Financial Corp.	3,549,951	267,737
	Host Hotels & Resorts Inc.	16,858,735	262,490
	Kimco Realty Corp.	9,060,749	262,309
	First Republic Bank	3,383,473	260,900
	Macerich Co.	3,097,966	250,532
	Federal Realty Investment Trust	1,621,727	249,632
	Lincoln National Corp.	5,285,664	248,320
	SL Green Realty Corp.	2,277,817	246,232
	Huntington Bancshares Inc.	24,634,357	242,895
	Annaly Capital Management Inc.	22,603,781	237,340
*	Liberty Broadband Corp.	3,303,985	236,169
	Western Union Co.	11,088,492	230,862
	VEREIT Inc.	21,943,300	227,552
	UDR Inc.	6,071,547	218,515
	FNF Group	5,918,896	218,466
	Extra Space Storage Inc.	2,716,838	215,744
	Iron Mountain Inc.	5,685,723	213,385
	XL Group Ltd.	6,251,556	210,240
*	Arch Capital Group Ltd.	2,647,384	209,832
	Ally Financial Inc.	10,446,486	203,393
	Alexandria Real Estate Equities Inc.	1,772,849	192,833
	Brixmor Property Group Inc.	6,918,858	192,275
*	CBRE Group Inc. Class A	6,867,544	192,154
	Unum Group	5,334,936	188,377
	Comerica Inc.	3,953,947	187,101
*	E*TRADE Financial Corp.	6,222,713	181,205
	Everest Re Group Ltd.	952,418	180,931
	Nasdaq Inc.	2,633,371	177,858
*	Affiliated Managers Group Inc.	1,224,937	177,248
	MSCI Inc. Class A	2,043,977	171,571

Raymond James Financial Inc.	2,899,393	168,774
CIT Group Inc.	4,592,859	166,721
Camden Property Trust	1,987,577	166,440
Torchmark Corp.	2,587,071	165,288
Reinsurance Group of America Inc. Class A	1,456,760	157,243
SEI Investments Co.	3,301,556	150,584
New York Community Bancorp Inc.	10,521,291	149,718
American Capital Agency Corp.	7,526,880	147,075
Zions Bancorporation	4,664,106	144,681
Voya Financial Inc.	4,529,993	130,554
WR Berkley Corp.	2,083,562	120,347
Jones Lang LaSalle Inc.	1,022,501	116,350
Axis Capital Holdings Ltd.	2,052,063	111,489
People's United Financial Inc.	7,037,595	111,335
Duke Realty Corp.	3,968,128	108,449
Lazard Ltd. Class A	2,936,886	106,785
* Alleghany Corp.	166,024	87,166
Assurant Inc.	681,647	62,882
Navient Corp.	3,574,102	51,717
Realogy Holdings Corp.	1,665,161	43,061
* Liberty Broadband Corp. Class A	560,898	39,353
* Santander Consumer USA Holdings Inc.	1,204,676	14,649
		14,975,649
Health Care (8.2%)
* Edwards Lifesciences Corp.	4,834,293	582,822
CR Bard Inc.	1,667,996	374,098
* Incyte Corp.	3,628,613	342,142
* BioMarin Pharmaceutical Inc.	3,684,039	340,847
* Laboratory Corp. of America Holdings	2,322,850	319,345
Dentsply Sirona Inc.	5,290,985	314,443
* Henry Schein Inc.	1,857,254	302,695
* Waters Corp.	1,737,963	275,450
Quest Diagnostics Inc.	3,156,459	267,131
Universal Health Services Inc. Class B	2,045,693	252,070
* DaVita Inc.	3,758,170	248,302
* Centene Corp.	3,682,752	246,597
* Hologic Inc.	6,298,989	244,590
* IDEXX Laboratories Inc.	2,032,996	229,180
* Varian Medical Systems Inc.	2,123,153	211,318
ResMed Inc.	3,198,861	207,254
Cooper Cos. Inc.	1,101,533	197,461
* Mallinckrodt plc	2,449,115	170,899
* Quintiles Transnational Holdings Inc.	2,059,036	166,906
* Alkermes plc	3,445,934	162,062
* Jazz Pharmaceuticals plc	1,307,561	158,843
Perrigo Co. plc	1,547,567	142,887
* Alnylam Pharmaceuticals Inc.	1,648,533	111,738
Patterson Cos. Inc.	1,908,616	87,682
* Envision Healthcare Holdings Inc.	2,120,035	47,213
* Endo International plc	2,270,611	45,753
		6,049,728
Industrials (16.7%)
* Fiserv Inc.	4,991,744	496,529
Amphenol Corp. Class A	7,010,706	455,135
Roper Technologies Inc.	2,301,182	419,897
* FleetCor Technologies Inc.	1,996,420	346,838

	Vulcan Materials Co.	3,021,642	343,651
*	TransDigm Group Inc.	1,149,024	332,206
	Ball Corp.	3,956,140	324,206
	Waste Connections Inc.	3,983,041	297,533
	Fidelity National Information Services Inc.	3,721,857	286,695
*	Verisk Analytics Inc. Class A	3,452,923	280,653
	WestRock Co.	5,710,438	276,842
	Fastenal Co.	6,561,262	274,129
*	Alliance Data Systems Corp.	1,262,518	270,848
	Global Payments Inc.	3,490,672	267,944
	Acuity Brands Inc.	996,490	263,671
	WW Grainger Inc.	1,166,144	262,196
	Dover Corp.	3,524,231	259,524
	Martin Marietta Materials Inc.	1,440,376	257,986
	Masco Corp.	7,497,718	257,247
*	Mettler-Toledo International Inc.	601,465	252,513
	AMETEK Inc.	5,277,155	252,142
	Rockwell Collins Inc.	2,950,113	248,812
	L-3 Communications Holdings Inc.	1,578,372	237,908
	Pentair plc	3,700,498	237,720
	Kansas City Southern	2,451,743	228,797
	CH Robinson Worldwide Inc.	3,240,159	228,302
	Textron Inc.	5,513,603	219,166
	Xylem Inc.	4,073,805	213,671
	Cintas Corp.	1,895,374	213,419
	Expeditors International of Washington Inc.	4,116,279	212,071
	Sealed Air Corp.	4,472,101	204,912
	Fortune Brands Home & Security Inc.	3,499,070	203,296
*	Vantiv Inc. Class A	3,557,664	200,190
	Xerox Corp.	19,582,492	198,371
*	Crown Holdings Inc.	3,175,782	181,305
	Total System Services Inc.	3,761,932	177,375
	JB Hunt Transport Services Inc.	2,049,712	166,314
	Fluor Corp.	3,166,266	162,493
*	Trimble Navigation Ltd.	5,665,714	161,813
	Wabtec Corp.	1,946,777	158,954
*	Stericycle Inc.	1,933,756	154,971
*	United Rentals Inc.	1,959,260	153,782
*	Sensata Technologies Holding NV	3,884,467	150,640
	Flowserve Corp.	2,964,827	143,023
*	Jacobs Engineering Group Inc.	2,761,267	142,813
	Owens Corning	2,609,349	139,313
	Macquarie Infrastructure Corp.	1,668,526	138,888
	Hubbell Inc. Class B	1,258,334	135,573
*	Arrow Electronics Inc.	2,064,844	132,088
	Avnet Inc.	2,882,425	118,352
	B/E Aerospace Inc.	2,185,021	112,878
	ManpowerGroup Inc.	1,551,020	112,077
	Robert Half International Inc.	2,798,149	105,938
*	First Data Corp. Class A	7,728,229	101,703
	Allison Transmission Holdings Inc.	3,223,501	92,450
	FLIR Systems Inc.	1,554,805	48,852
	AGCO Corp.	735	36
			12,316,651
Oil & Gas (5.2%)
*	Concho Resources Inc.	3,197,032	439,113
	National Oilwell Varco Inc.	8,574,851	315,040

	Marathon Oil Corp.	19,238,540	304,161
	Cimarex Energy Co.	2,156,738	289,801
	EQT Corp.	3,922,368	284,843
	Cabot Oil & Gas Corp.	10,561,640	272,490
	Devon Energy Corp.	5,646,978	249,088
	Tesoro Corp.	2,700,627	214,862
*	Cheniere Energy Inc.	4,554,893	198,593
	Range Resources Corp.	4,780,469	185,243
	Helmerich & Payne Inc.	2,334,503	157,112
*	FMC Technologies Inc.	5,130,560	152,224
	OGE Energy Corp.	4,540,957	143,585
*	Antero Resources Corp.	4,516,266	121,714
*	Weatherford International plc	20,281,156	113,980
	Core Laboratories NV	998,044	112,110
	HollyFrontier Corp.	3,995,341	97,886
	Energen Corp.	1,099,119	63,441
	Murphy Oil Corp.	1,852,675	56,321
*	Continental Resources Inc.	1,060,493	55,103
			3,826,710
Technology (12.9%)
*	Cerner Corp.	6,901,847	426,189
	NVIDIA Corp.	5,770,578	395,400
	Western Digital Corp.	6,390,734	373,666
	Symantec Corp.	13,978,423	350,858
*	Autodesk Inc.	4,846,216	350,527
	Lam Research Corp.	3,639,014	344,651
*	Red Hat Inc.	4,112,150	332,385
	Skyworks Solutions Inc.	4,257,434	324,161
	Linear Technology Corp.	5,443,342	322,736
	Xilinx Inc.	5,755,729	312,766
*	Palo Alto Networks Inc.	1,932,824	307,957
	Microchip Technology Inc.	4,888,465	303,769
*,^ Twitter Inc.		12,856,020	296,331
	Motorola Solutions Inc.	3,785,720	288,775
*	Citrix Systems Inc.	3,359,195	286,271
*	ServiceNow Inc.	3,548,387	280,855
	Seagate Technology plc	6,806,471	262,389
	Harris Corp.	2,831,909	259,431
	Maxim Integrated Products Inc.	6,437,272	257,040
	KLA-Tencor Corp.	3,541,856	246,903
*	Workday Inc. Class A	2,566,782	235,348
	NetApp Inc.	6,326,010	226,598
*	Micron Technology Inc.	11,803,996	209,875
*	Synopsys Inc.	3,440,815	204,212
*	Akamai Technologies Inc.	3,773,865	199,977
	Juniper Networks Inc.	8,271,622	199,015
	CDK Global Inc.	3,413,648	195,807
*	F5 Networks Inc.	1,505,312	187,622
*	ANSYS Inc.	1,983,090	183,654
*	Splunk Inc.	3,021,313	177,291
*	Qorvo Inc.	2,908,143	162,100
*,^ VeriSign Inc.		2,063,474	161,446
*	Gartner Inc.	1,784,777	157,864
	Marvell Technology Group Ltd.	9,254,978	122,814
*	Dell Technologies Inc - VMware Inc	2,521,583	120,532
	Garmin Ltd.	2,351,044	113,109
*	NetSuite Inc.	915,698	101,359

	Computer Sciences Corp.			1,588,630	82,942
*	IMS Health Holdings Inc.			2,611,523	81,845
*	Nuance Communications Inc.			3,167,957	45,935
*	Premier Inc. Class A			1,032,612	33,395
	CSRA Inc.			1,701	46
					9,525,846
	Telecommunications (1.1%)
*	SBA Communications Corp. Class A			2,829,535	317,361
*	Level 3 Communications Inc.			6,530,916	302,904
	Frontier Communications Corp.			26,547,568	110,438
*	Zayo Group Holdings Inc.			2,741,720	81,456
					812,159
	Utilities (5.2%)
	WEC Energy Group Inc.			7,167,175	429,170
	Eversource Energy			7,203,133	390,266
	DTE Energy Co.			4,074,539	381,662
	American Water Works Co. Inc.			4,039,483	302,315
	Ameren Corp.			5,509,244	270,945
	CMS Energy Corp.			6,353,785	266,923
	ONEOK Inc.			4,777,768	245,529
	CenterPoint Energy Inc.			9,301,929	216,084
	SCANA Corp.			2,924,291	211,631
	Alliant Energy Corp.			5,168,623	198,010
	AES Corp.			14,984,949	192,557
	Pinnacle West Capital Corp.			2,527,718	192,081
	NiSource Inc.			7,325,415	176,616
	Entergy Corp.			2,034,788	156,129
*	Calpine Corp.			8,127,916	102,737
	Avangrid Inc.			1,399,461	58,469
					3,791,124
	Total Common Stocks (Cost $57,986,720)				73,490,344
		Coupon
	Temporary Cash Investments (0.5%)1
	Money Market Fund (0.5%)
	2,3 Vanguard Market Liquidity Fund	0.640%		3,741,246	374,162

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	4,5 Federal Home Loan Bank Discount Notes	0.360%	10/28/16	1,800	1,800
	4,5 Federal Home Loan Bank Discount Notes	0.431%	1/25/17	3,000	2,997
	4,5 Federal Home Loan Bank Discount Notes	0.481%	2/17/17	500	499
5	United States Treasury Bill	0.275-0.312%	12/8/16	1,100	1,100
5	United States Treasury Bill	0.190-0.300%	12/22/16	1,000	999
	United States Treasury Bill	0.255%	12/29/16	200	200
					7,595
Total Temporary Cash Investments (Cost $381,730)					381,757
	Total Investments (100.3%) (Cost $58,368,450)				73,872,101
	Other Assets and Liabilities-Net (-0.3%)3,6				(229,129)
	Net Assets (100%)				73,642,972
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $189,301,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $193,657,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,195,000 have been segregated as initial margin for open futures contracts.
6 Cash of $200,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	73,490,344	—	—
Temporary Cash Investments	374,162	7,595	—
Futures Contracts—Assets[1]	1,220	—	—
Total	73,865,726	7,595	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures

Mid-Cap Index Fund

are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	1,120	120,982	1,229
E-mini S&P Mid-Cap 400 Index	December 2016	410	63,534	709
				1,938

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $58,368,450,000. Net unrealized appreciation of investment securities for tax purposes was $15,503,651,000, consisting of unrealized gains of $17,515,936,000 on securities that had risen in value since their purchase and $2,012,285,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (2.3%)
EI du Pont de Nemours & Co.	589,781	39,498
Dow Chemical Co.	760,128	39,397
Praxair Inc.	192,405	23,248
Ecolab Inc.	176,884	21,530
Air Products & Chemicals Inc.	138,872	20,878
PPG Industries Inc.	179,719	18,576
LyondellBasell Industries NV Class A	224,294	18,091
Newmont Mining Corp.	358,119	14,070
International Paper Co.	277,548	13,317
Nucor Corp.	215,234	10,643
Alcoa Inc.	889,319	9,018
Freeport-McMoRan Inc.	808,830	8,784
International Flavors & Fragrances Inc.	53,871	7,702
Albemarle Corp.	76,020	6,499
Celanese Corp. Class A	97,447	6,486
Eastman Chemical Co.	89,374	6,049
Mosaic Co.	235,668	5,764
* Ashland Global Holdings Inc.	41,843	4,852
Avery Dennison Corp.	59,700	4,644
FMC Corp.	90,084	4,355
* Axalta Coating Systems Ltd.	145,237	4,106
CF Industries Holdings Inc.	157,825	3,843
WR Grace & Co.	47,563	3,510
Reliance Steel & Aluminum Co.	46,561	3,354
Westlake Chemical Corp.	26,089	1,396
Versum Materials Inc.	48	1
		299,611
Consumer Goods (10.6%)
^ Procter & Gamble Co.	1,800,297	161,577
Coca-Cola Co.	2,620,446	110,897
PepsiCo Inc.	970,808	105,595
Philip Morris International Inc.	1,046,463	101,737
Altria Group Inc.	1,318,079	83,342
NIKE Inc. Class B	909,724	47,897
Colgate-Palmolive Co.	601,380	44,586
Mondelez International Inc. Class A	996,812	43,760
Kraft Heinz Co.	410,615	36,754
Ford Motor Co.	2,632,513	31,774
Kimberly-Clark Corp.	242,516	30,591
Monsanto Co.	294,975	30,146
General Motors Co.	948,880	30,146
Reynolds American Inc.	577,480	27,228
General Mills Inc.	404,254	25,824
Activision Blizzard Inc.	450,120	19,940
Constellation Brands Inc. Class A	113,607	18,914
Newell Brands Inc.	325,424	17,137
Archer-Daniels-Midland Co.	392,492	16,551
* Electronic Arts Inc.	192,786	16,464

* Tesla Motors Inc.	75,311	15,366
Tyson Foods Inc. Class A	200,735	14,989
* Monster Beverage Corp.	96,421	14,156
ConAgra Foods Inc.	296,787	13,982
Estee Lauder Cos. Inc. Class A	149,168	13,210
Delphi Automotive plc	183,946	13,119
Molson Coors Brewing Co. Class B	117,939	12,950
Kellogg Co.	165,408	12,814
VF Corp.	224,075	12,559
Stanley Black & Decker Inc.	101,651	12,501
Dr Pepper Snapple Group Inc.	124,890	11,404
Clorox Co.	87,361	10,936
JM Smucker Co.	76,180	10,325
Mead Johnson Nutrition Co.	124,743	9,856
Genuine Parts Co.	95,313	9,574
Hershey Co.	92,482	8,841
* Mohawk Industries Inc.	42,543	8,523
Church & Dwight Co. Inc.	173,359	8,307
Whirlpool Corp.	50,976	8,266
McCormick & Co. Inc.	77,825	7,776
Campbell Soup Co.	135,566	7,416
DR Horton Inc.	238,003	7,188
Mattel Inc.	230,263	6,972
* LKQ Corp.	196,316	6,961
Coach Inc.	188,207	6,881
Hormel Foods Corp.	178,615	6,775
* WhiteWave Foods Co. Class A	119,286	6,493
Hanesbrands Inc.	254,273	6,420
Harley-Davidson Inc.	121,097	6,369
Hasbro Inc.	75,973	6,027
PVH Corp.	54,541	6,027
Snap-on Inc.	39,329	5,976
Lear Corp.	48,110	5,832
Brown-Forman Corp. Class B	121,014	5,741
Bunge Ltd.	94,370	5,590
Lennar Corp. Class A	129,438	5,480
* Michael Kors Holdings Ltd.	107,939	5,051
BorgWarner Inc.	136,872	4,815
* Under Armour Inc. Class A	123,484	4,776
* Under Armour Inc.	125,520	4,250
PulteGroup Inc.	209,295	4,194
Leucadia National Corp.	218,144	4,154
* NVR Inc.	2,495	4,092
* WABCO Holdings Inc.	35,758	4,060
Harman International Industries Inc.	46,873	3,958
* lululemon athletica Inc.	64,679	3,944
Ralph Lauren Corp. Class A	37,835	3,827
Ingredion Inc.	24,283	3,231
Polaris Industries Inc.	41,030	3,177
* Edgewell Personal Care Co.	39,573	3,147
Goodyear Tire & Rubber Co.	88,281	2,852
Pilgrim's Pride Corp.	42,781	904
^ Coty Inc. Class A	29,856	702
Lennar Corp. Class B	1,161	39
		1,393,635
Consumer Services (13.4%)
* Amazon.com Inc.	271,841	227,615

Comcast Corp. Class A	1,620,624	107,512
Home Depot Inc.	833,502	107,255
Walt Disney Co.	975,691	90,603
Wal-Mart Stores Inc.	946,119	68,234
McDonald's Corp.	575,652	66,407
CVS Health Corp.	719,203	64,002
Starbucks Corp.	939,813	50,881
Walgreens Boots Alliance Inc.	620,604	50,033
* Priceline Group Inc.	33,343	49,064
Costco Wholesale Corp.	295,463	45,061
Lowe's Cos. Inc.	597,702	43,160
Time Warner Inc.	498,445	39,681
* Charter Communications Inc. Class A	137,066	37,004
TJX Cos. Inc.	423,605	31,677
* Netflix Inc.	274,662	27,068
Target Corp.	388,108	26,655
McKesson Corp.	152,199	25,379
* eBay Inc.	723,159	23,792
Yum! Brands Inc.	249,742	22,679
Delta Air Lines Inc.	505,004	19,877
Kroger Co.	639,984	18,995
Twenty-First Century Fox Inc. Class A	717,694	17,383
Ross Stores Inc.	269,565	17,333
* O'Reilly Automotive Inc.	60,841	17,042
Sysco Corp.	342,251	16,774
Cardinal Health Inc.	214,868	16,695
Southwest Airlines Co.	418,511	16,276
Las Vegas Sands Corp.	268,091	15,426
* AutoZone Inc.	19,735	15,163
CBS Corp. Class B	263,152	14,405
Omnicom Group Inc.	159,677	13,573
Marriott International Inc.	197,074	13,269
American Airlines Group Inc.	357,807	13,099
Carnival Corp.	260,430	12,714
Nielsen Holdings plc	229,273	12,282
Dollar General Corp.	171,293	11,989
* Dollar Tree Inc.	151,290	11,941
L Brands Inc.	164,903	11,670
AmerisourceBergen Corp. Class A	123,366	9,966
Expedia Inc.	83,436	9,739
* United Continental Holdings Inc.	185,250	9,720
* Ulta Salon Cosmetics & Fragrance Inc.	40,053	9,532
Viacom Inc. Class B	239,956	9,142
Royal Caribbean Cruises Ltd.	115,945	8,690
* MGM Resorts International	325,299	8,468
Hilton Worldwide Holdings Inc.	367,544	8,428
* Chipotle Mexican Grill Inc. Class A	19,694	8,340
* DISH Network Corp. Class A	144,710	7,927
Macy's Inc.	207,602	7,692
Best Buy Co. Inc.	184,698	7,052
Advance Auto Parts Inc.	47,026	7,013
* CarMax Inc.	128,764	6,870
Twenty-First Century Fox Inc.	268,674	6,647
Aramark	164,130	6,242
Foot Locker Inc.	91,287	6,182
Whole Foods Market Inc.	215,130	6,099
Tractor Supply Co.	90,017	6,063

Interpublic Group of Cos. Inc.	270,744	6,051
* Liberty Interactive Corp. QVC Group Class A	285,474	5,712
Alaska Air Group Inc.	82,773	5,451
Kohl's Corp.	123,891	5,420
Wynn Resorts Ltd.	54,869	5,345
Tiffany & Co.	71,640	5,203
Wyndham Worldwide Corp.	73,909	4,976
Darden Restaurants Inc.	81,005	4,967
* TripAdvisor Inc.	76,078	4,807
* Sirius XM Holdings Inc.	1,148,631	4,790
News Corp. Class A	322,534	4,509
FactSet Research Systems Inc.	27,430	4,446
Bed Bath & Beyond Inc.	98,662	4,253
^ Nordstrom Inc.	81,661	4,237
* Norwegian Cruise Line Holdings Ltd.	107,568	4,055
* Discovery Communications Inc.	152,400	4,010
* Liberty SiriusXM Group	119,810	4,003
Signet Jewelers Ltd.	52,458	3,910
Staples Inc.	437,637	3,742
Scripps Networks Interactive Inc. Class A	54,284	3,447
H&R Block Inc.	148,744	3,443
Gap Inc.	148,546	3,304
Williams-Sonoma Inc.	54,580	2,788
* Discovery Communications Inc. Class A	101,971	2,745
* Rite Aid Corp.	356,065	2,738
* AutoNation Inc.	47,992	2,338
* Liberty SiriusXM Group	58,457	1,986
* Hyatt Hotels Corp. Class A	14,863	732
News Corp. Class B	14,516	206
CBS Corp. Class A	2,867	157
Viacom Inc. Class A	985	42
		1,753,293
Financials (17.6%)
* Berkshire Hathaway Inc. Class B	1,291,475	186,579
JPMorgan Chase & Co.	2,436,610	162,254
Wells Fargo & Co.	3,063,320	135,644
Bank of America Corp.	6,884,264	107,739
Visa Inc. Class A	1,272,518	105,237
Citigroup Inc.	1,861,962	87,940
Mastercard Inc.	654,127	66,570
US Bancorp	1,096,776	47,041
Simon Property Group Inc.	211,971	43,880
American International Group Inc.	686,145	40,716
Goldman Sachs Group Inc.	246,089	39,687
Chubb Ltd.	298,013	37,445
American Express Co.	529,629	33,917
American Tower Corporation	286,961	32,521
Morgan Stanley	967,237	31,010
PNC Financial Services Group Inc.	331,218	29,839
Bank of New York Mellon Corp.	684,783	27,309
MetLife Inc.	592,767	26,337
BlackRock Inc.	71,356	25,864
Charles Schwab Corp.	802,777	25,344
Capital One Financial Corp.	345,313	24,804
Prudential Financial Inc.	294,648	24,058
Marsh & McLennan Cos. Inc.	349,402	23,497
CME Group Inc.	217,061	22,687

S&P Global Inc.	178,001	22,528
Travelers Cos. Inc.	194,673	22,300
Public Storage	99,384	22,177
Crown Castle International Corp.	227,650	21,447
BB&T Corp.	549,246	20,718
Intercontinental Exchange Inc.	76,309	20,555
Aon plc	179,214	20,160
Aflac Inc.	276,177	19,849
Prologis Inc.	354,218	18,965
Welltower Inc.	241,519	18,058
Allstate Corp.	250,567	17,334
Equinix Inc.	47,954	17,275
Ventas Inc.	237,113	16,747
State Street Corp.	236,810	16,489
AvalonBay Communities Inc.	92,702	16,486
Weyerhaeuser Co.	505,279	16,139
Equity Residential	246,746	15,873
Discover Financial Services	272,321	15,400
Synchrony Financial	534,636	14,970
SunTrust Banks Inc.	334,617	14,656
Boston Properties Inc.	103,812	14,148
Progressive Corp.	393,092	12,382
HCP Inc.	315,632	11,978
Moody's Corp.	110,382	11,952
Willis Towers Watson plc	88,622	11,766
Realty Income Corp.	174,697	11,692
Vornado Realty Trust	114,887	11,628
Hartford Financial Services Group Inc.	260,744	11,165
M&T Bank Corp.	95,276	11,062
Ameriprise Financial Inc.	109,006	10,875
Equifax Inc.	80,360	10,815
T. Rowe Price Group Inc.	159,610	10,614
Fifth Third Bancorp	518,201	10,602
Principal Financial Group Inc.	194,398	10,013
General Growth Properties Inc.	358,717	9,901
Northern Trust Corp.	145,479	9,891
Essex Property Trust Inc.	44,275	9,860
Digital Realty Trust Inc.	99,287	9,643
* IHS Markit Ltd.	241,002	9,050
KeyCorp	731,105	8,898
Citizens Financial Group Inc.	351,400	8,683
Invesco Ltd.	277,250	8,670
Regions Financial Corp.	849,154	8,381
* Markel Corp.	8,975	8,336
Franklin Resources Inc.	233,848	8,318
Cincinnati Financial Corp.	105,686	7,971
Loews Corp.	192,779	7,933
Host Hotels & Resorts Inc.	502,419	7,823
Kimco Realty Corp.	268,515	7,773
First Republic Bank	100,334	7,737
Macerich Co.	91,763	7,421
Federal Realty Investment Trust	48,120	7,407
Lincoln National Corp.	157,544	7,401
SL Green Realty Corp.	67,908	7,341
Huntington Bancshares Inc.	730,371	7,201
Annaly Capital Management Inc.	673,920	7,076
* Liberty Broadband Corp.	97,878	6,996

Western Union Co.	329,247	6,855
VEREIT Inc.	649,767	6,738
UDR Inc.	180,511	6,497
FNF Group	175,024	6,460
Extra Space Storage Inc.	80,406	6,385
Iron Mountain Inc.	168,333	6,317
XL Group Ltd.	184,980	6,221
* Arch Capital Group Ltd.	78,360	6,211
Ally Financial Inc.	309,597	6,028
Alexandria Real Estate Equities Inc.	52,479	5,708
* CBRE Group Inc. Class A	203,641	5,698
Brixmor Property Group Inc.	204,785	5,691
TD Ameritrade Holding Corp.	160,066	5,641
Unum Group	157,857	5,574
Comerica Inc.	116,911	5,532
* E*TRADE Financial Corp.	184,089	5,361
Everest Re Group Ltd.	28,171	5,352
Nasdaq Inc.	78,398	5,295
* Affiliated Managers Group Inc.	36,309	5,254
MSCI Inc. Class A	60,399	5,070
Raymond James Financial Inc.	86,423	5,031
CIT Group Inc.	136,139	4,942
Camden Property Trust	58,813	4,925
Torchmark Corp.	76,523	4,889
Reinsurance Group of America Inc. Class A	43,136	4,656
SEI Investments Co.	98,134	4,476
New York Community Bancorp Inc.	312,156	4,442
American Capital Agency Corp.	223,708	4,371
Zions Bancorporation	137,711	4,272
Voya Financial Inc.	134,662	3,881
WR Berkley Corp.	62,228	3,594
Jones Lang LaSalle Inc.	30,471	3,467
People's United Financial Inc.	210,232	3,326
Axis Capital Holdings Ltd.	61,001	3,314
Duke Realty Corp.	117,998	3,225
Lazard Ltd. Class A	87,760	3,191
* Alleghany Corp.	4,963	2,606
Assurant Inc.	20,237	1,867
Navient Corp.	106,575	1,542
* Berkshire Hathaway Inc. Class A	6	1,297
Realogy Holdings Corp.	49,373	1,277
* Liberty Broadband Corp. Class A	16,830	1,181
* Santander Consumer USA Holdings Inc.	36,004	438
		2,300,546
Health Care (13.7%)
Johnson & Johnson	1,845,656	218,027
Pfizer Inc.	4,091,977	138,595
Merck & Co. Inc.	1,865,372	116,418
UnitedHealth Group Inc.	642,475	89,946
Amgen Inc.	504,754	84,198
Medtronic plc	940,077	81,223
Gilead Sciences Inc.	890,173	70,430
AbbVie Inc.	1,098,621	69,290
* Allergan plc	267,106	61,517
Bristol-Myers Squibb Co.	1,127,120	60,774
* Celgene Corp.	522,805	54,649
Eli Lilly & Co.	670,149	53,786

* Biogen Inc.	147,813	46,270
Thermo Fisher Scientific Inc.	265,916	42,297
Abbott Laboratories	991,628	41,936
* Express Scripts Holding Co.	425,411	30,004
Aetna Inc.	236,849	27,344
Becton Dickinson and Co.	143,565	25,803
Stryker Corp.	201,925	23,506
Cigna Corp.	173,034	22,550
Anthem Inc.	177,491	22,241
* Boston Scientific Corp.	917,436	21,835
* Regeneron Pharmaceuticals Inc.	52,282	21,018
* Intuitive Surgical Inc.	25,975	18,827
* Illumina Inc.	98,866	17,960
Humana Inc.	100,657	17,805
* Alexion Pharmaceuticals Inc.	143,749	17,615
Zoetis Inc.	334,182	17,381
* Edwards Lifesciences Corp.	143,652	17,319
Zimmer Biomet Holdings Inc.	128,189	16,667
* HCA Holdings Inc.	217,131	16,422
Baxter International Inc.	330,314	15,723
St. Jude Medical Inc.	192,340	15,341
* Vertex Pharmaceuticals Inc.	167,221	14,583
* Mylan NV	307,068	11,705
CR Bard Inc.	49,627	11,130
* Incyte Corp.	107,855	10,170
* BioMarin Pharmaceutical Inc.	109,672	10,147
* Laboratory Corp. of America Holdings	69,044	9,492
Dentsply Sirona Inc.	157,506	9,361
* Henry Schein Inc.	55,105	8,981
Perrigo Co. plc	92,055	8,499
* Waters Corp.	51,786	8,208
Quest Diagnostics Inc.	93,520	7,915
Universal Health Services Inc. Class B	60,655	7,474
* DaVita Inc.	111,896	7,393
* Centene Corp.	109,632	7,341
* Hologic Inc.	186,938	7,259
* IDEXX Laboratories Inc.	60,308	6,799
* Varian Medical Systems Inc.	62,817	6,252
ResMed Inc.	95,255	6,172
Cooper Cos. Inc.	32,602	5,844
* Mallinckrodt plc	72,380	5,051
* Quintiles Transnational Holdings Inc.	61,263	4,966
* Alkermes plc	102,070	4,800
* Jazz Pharmaceuticals plc	38,935	4,730
* Alnylam Pharmaceuticals Inc.	49,451	3,352
Patterson Cos. Inc.	56,486	2,595
* Envision Healthcare Holdings Inc.	62,889	1,401
* Endo International plc	67,128	1,353
		1,787,690
Industrials (11.8%)
General Electric Co.	6,045,356	179,063
3M Co.	407,677	71,845
Honeywell International Inc.	513,284	59,844
Union Pacific Corp.	561,836	54,796
United Technologies Corp.	536,298	54,488
Boeing Co.	399,697	52,656
Accenture plc Class A	419,962	51,307

United Parcel Service Inc. Class B	466,245	50,988
Lockheed Martin Corp.	168,316	40,349
Caterpillar Inc.	394,351	35,006
Danaher Corp.	419,154	32,857
* PayPal Holdings Inc.	773,370	31,685
* Johnson Controls International plc	630,236	29,325
FedEx Corp.	161,355	28,185
General Dynamics Corp.	174,978	27,150
Raytheon Co.	198,920	27,079
Illinois Tool Works Inc.	215,471	25,822
Northrop Grumman Corp.	120,573	25,797
Automatic Data Processing Inc.	292,188	25,771
Emerson Electric Co.	433,970	23,656
Eaton Corp. plc	306,709	20,154
CSX Corp.	638,030	19,460
Norfolk Southern Corp.	198,001	19,218
Waste Management Inc.	298,289	19,019
Deere & Co.	201,564	17,203
Fidelity National Information Services Inc.	221,264	17,044
TE Connectivity Ltd.	239,990	15,451
* LinkedIn Corp. Class A	80,266	15,340
* Fiserv Inc.	148,361	14,757
Sherwin-Williams Co.	52,823	14,614
Cummins Inc.	113,843	14,589
PACCAR Inc.	236,184	13,883
Amphenol Corp. Class A	208,449	13,532
Paychex Inc.	219,122	12,681
Roper Technologies Inc.	68,268	12,457
Ingersoll-Rand plc	174,374	11,847
Parker-Hannifin Corp.	91,013	11,425
Fortive Corp.	210,239	10,701
Rockwell Automation Inc.	87,362	10,688
Agilent Technologies Inc.	219,942	10,357
* FleetCor Technologies Inc.	59,385	10,317
Vulcan Materials Co.	89,884	10,222
* TransDigm Group Inc.	34,212	9,891
Ball Corp.	117,299	9,613
Waste Connections Inc.	118,117	8,823
* Verisk Analytics Inc. Class A	102,394	8,323
WestRock Co.	170,156	8,249
Republic Services Inc. Class A	162,209	8,183
Fastenal Co.	194,515	8,127
* Alliance Data Systems Corp.	37,630	8,073
Global Payments Inc.	103,934	7,978
Acuity Brands Inc.	29,659	7,848
WW Grainger Inc.	34,554	7,769
Dover Corp.	104,489	7,695
Masco Corp.	223,428	7,666
Martin Marietta Materials Inc.	42,698	7,648
* Mettler-Toledo International Inc.	17,929	7,527
AMETEK Inc.	156,921	7,498
Rockwell Collins Inc.	87,519	7,381
L-3 Communications Holdings Inc.	46,823	7,058
Pentair plc	109,678	7,046
Kansas City Southern	72,727	6,787
CH Robinson Worldwide Inc.	96,264	6,783
Textron Inc.	163,980	6,518

	Xylem Inc.	121,094	6,351
	Cintas Corp.	55,970	6,302
	Expeditors International of Washington Inc.	122,204	6,296
	Sealed Air Corp.	132,637	6,077
	Fortune Brands Home & Security Inc.	103,623	6,020
*	Vantiv Inc. Class A	105,314	5,926
	Xerox Corp.	579,443	5,870
*	Crown Holdings Inc.	94,024	5,368
	Total System Services Inc.	111,425	5,254
	JB Hunt Transport Services Inc.	61,010	4,950
*	Trimble Navigation Ltd.	168,338	4,808
	Fluor Corp.	93,583	4,803
	Wabtec Corp.	57,771	4,717
*	Stericycle Inc.	57,318	4,593
*	United Rentals Inc.	57,903	4,545
*	Sensata Technologies Holding NV	115,656	4,485
	Flowserve Corp.	88,110	4,250
*	Jacobs Engineering Group Inc.	81,845	4,233
	Owens Corning	77,246	4,124
	Macquarie Infrastructure Corp.	49,418	4,114
	Hubbell Inc. Class B	37,256	4,014
*	Arrow Electronics Inc.	61,269	3,919
	Avnet Inc.	85,693	3,519
	B/E Aerospace Inc.	64,857	3,350
	ManpowerGroup Inc.	46,106	3,332
	Robert Half International Inc.	83,084	3,146
*	First Data Corp. Class A	229,761	3,024
	Allison Transmission Holdings Inc.	95,747	2,746
	FLIR Systems Inc.	46,140	1,450
	AGCO Corp.	8	—
			1,546,698
Oil & Gas (7.1%)
	Exxon Mobil Corp.	2,797,340	244,152
	Chevron Corp.	1,272,659	130,982
	Schlumberger Ltd.	938,101	73,772
	Occidental Petroleum Corp.	515,271	37,574
	ConocoPhillips	835,869	36,335
	EOG Resources Inc.	371,716	35,949
	Kinder Morgan Inc.	1,280,924	29,628
	Halliburton Co.	551,561	24,754
	Phillips 66	299,597	24,132
	Anadarko Petroleum Corp.	373,311	23,653
	Pioneer Natural Resources Co.	114,508	21,258
	Spectra Energy Corp.	472,859	20,215
	Valero Energy Corp.	311,133	16,490
	Apache Corp.	256,115	16,358
	Williams Cos. Inc.	506,585	15,567
	Devon Energy Corp.	335,278	14,789
	Baker Hughes Inc.	288,814	14,576
	Marathon Petroleum Corp.	356,876	14,486
*	Concho Resources Inc.	94,998	13,048
	Noble Energy Inc.	290,192	10,371
	Hess Corp.	192,653	10,330
	National Oilwell Varco Inc.	255,230	9,377
	Marathon Oil Corp.	570,500	9,020
	Cimarex Energy Co.	64,195	8,626
	EQT Corp.	116,261	8,443

Cabot Oil & Gas Corp.	313,072	8,077
Tesoro Corp.	79,885	6,356
* Cheniere Energy Inc.	134,928	5,883
Range Resources Corp.	141,539	5,485
Helmerich & Payne Inc.	69,274	4,662
* FMC Technologies Inc.	152,674	4,530
OGE Energy Corp.	134,158	4,242
* Antero Resources Corp.	134,387	3,622
* Weatherford International plc	606,633	3,409
Core Laboratories NV	29,712	3,337
* Continental Resources Inc.	63,362	3,292
HollyFrontier Corp.	120,026	2,941
Energen Corp.	32,390	1,870
Murphy Oil Corp.	54,680	1,662
		923,253
Technology (17.5%)
Apple Inc.	3,453,385	390,405
Microsoft Corp.	4,994,034	287,656
* Facebook Inc. Class A	1,567,095	201,011
* Alphabet Inc. Class A	198,898	159,926
* Alphabet Inc. Class C	197,023	153,144
Intel Corp.	3,191,505	120,479
Cisco Systems Inc.	3,393,031	107,627
International Business Machines Corp.	580,334	92,186
Oracle Corp.	2,085,892	81,934
QUALCOMM Inc.	994,080	68,095
Texas Instruments Inc.	676,687	47,490
Broadcom Ltd.	253,381	43,713
* Adobe Systems Inc.	336,119	36,482
* salesforce.com Inc.	434,476	30,991
Hewlett Packard Enterprise Co.	1,121,995	25,525
* Yahoo! Inc.	577,551	24,892
NVIDIA Corp.	342,805	23,489
Applied Materials Inc.	728,708	21,971
* Cognizant Technology Solutions Corp. Class A	409,297	19,528
Intuit Inc.	163,896	18,030
HP Inc.	1,153,954	17,921
Corning Inc.	699,557	16,545
Analog Devices Inc.	207,401	13,367
* Cerner Corp.	205,337	12,680
* Micron Technology Inc.	701,298	12,469
Western Digital Corp.	190,291	11,126
Symantec Corp.	415,987	10,441
* Autodesk Inc.	144,198	10,430
Lam Research Corp.	107,923	10,221
* Red Hat Inc.	121,949	9,857
Skyworks Solutions Inc.	126,741	9,650
Linear Technology Corp.	162,128	9,613
Xilinx Inc.	171,350	9,311
* Palo Alto Networks Inc.	57,307	9,131
Microchip Technology Inc.	144,849	9,001
* Twitter Inc.	382,927	8,826
Motorola Solutions Inc.	112,778	8,603
* Citrix Systems Inc.	99,561	8,485
* ServiceNow Inc.	105,157	8,323
Seagate Technology plc	201,768	7,778
Harris Corp.	84,029	7,698

	Maxim Integrated Products Inc.	191,728	7,656
	KLA-Tencor Corp.	105,398	7,347
*	Dell Technologies Inc - VMware Inc	150,122	7,176
	CA Inc.	212,134	7,017
*	Workday Inc. Class A	76,157	6,983
	NetApp Inc.	188,439	6,750
*	Synopsys Inc.	102,214	6,066
	Juniper Networks Inc.	246,341	5,927
*	Akamai Technologies Inc.	111,661	5,917
	CDK Global Inc.	100,965	5,791
*	F5 Networks Inc.	44,533	5,551
*	ANSYS Inc.	58,899	5,455
*	Splunk Inc.	89,440	5,248
*	Qorvo Inc.	86,008	4,794
*	VeriSign Inc.	60,989	4,772
*	Gartner Inc.	53,231	4,708
*,^ VMware Inc. Class A		54,898	4,027
	Marvell Technology Group Ltd.	275,059	3,650
	Garmin Ltd.	69,806	3,358
*	NetSuite Inc.	27,246	3,016
	Computer Sciences Corp.	47,339	2,472
*	IMS Health Holdings Inc.	77,461	2,428
*	Nuance Communications Inc.	94,004	1,363
*	Premier Inc. Class A	30,646	991
	CSRA Inc.	20	1
			2,294,514
Telecommunications (2.7%)
	AT&T Inc.	4,150,148	168,538
	Verizon Communications Inc.	2,749,924	142,941
	CenturyLink Inc.	368,715	10,114
*	SBA Communications Corp. Class A	84,282	9,453
*	T-Mobile US Inc.	194,158	9,071
*	Level 3 Communications Inc.	194,556	9,023
	Frontier Communications Corp.	795,078	3,308
*	Sprint Corp.	405,765	2,690
*	Zayo Group Holdings Inc.	82,274	2,444
			357,582
Utilities (3.2%)
	NextEra Energy Inc.	315,049	38,537
	Duke Energy Corp.	464,750	37,199
	Southern Co.	660,143	33,865
	Dominion Resources Inc.	422,336	31,367
	American Electric Power Co. Inc.	331,564	21,290
	PG&E Corp.	339,510	20,768
	Exelon Corp.	621,593	20,693
	Sempra Energy	168,654	18,078
	Edison International	219,528	15,861
	PPL Corp.	457,550	15,817
	Consolidated Edison Inc.	205,467	15,472
	Public Service Enterprise Group Inc.	341,009	14,278
	Xcel Energy Inc.	342,523	14,091
	WEC Energy Group Inc.	213,039	12,757
	Eversource Energy	214,443	11,618
	DTE Energy Co.	121,273	11,360
	FirstEnergy Corp.	287,553	9,512
	Entergy Corp.	121,035	9,287

American Water Works Co. Inc.			120,139	8,991
Ameren Corp.			163,886	8,060
CMS Energy Corp.			188,715	7,928
ONEOK Inc.			141,979	7,296
CenterPoint Energy Inc.			277,068	6,436
SCANA Corp.			87,092	6,303
Alliant Energy Corp.			153,031	5,863
Pinnacle West Capital Corp.			75,215	5,716
AES Corp.			443,957	5,705
NiSource Inc.			216,615	5,222
* Calpine Corp.			243,729	3,081
Avangrid Inc.			41,895	1,750
				424,201
Total Common Stocks (Cost $9,200,912)				13,081,023
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	0.640%		297,190	29,722

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.360%	10/28/16	1,200	1,200
5 United States Treasury Bill	0.320%	12/8/16	100	100
				1,300
Total Temporary Cash Investments (Cost $31,020)				31,022
Total Investments (100.1%) (Cost $9,231,932)				13,112,045
Other Assets and Liabilities-Net (-0.1%)[3]				(14,651)
Net Assets (100%)				13,097,394

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,304,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $17,449,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing

Large-Cap Index Fund

services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,081,023	—	—
Temporary Cash Investments	29,722	1,300	—
Futures Contracts—Assets[1]	102	—	—
Total	13,110,847	1,300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Large-Cap Index Fund

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	172	18,579	86

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $9,231,932,000. Net unrealized appreciation of investment securities for tax purposes was $3,880,113,000, consisting of unrealized gains of $4,033,917,000 on securities that had risen in value since their purchase and $153,804,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (7.7%)
Newmont Mining Corp.	3,524,195	138,466
Alcoa Inc.	8,737,216	88,595
Freeport-McMoRan Inc.	7,940,508	86,234
International Flavors & Fragrances Inc.	528,776	75,599
Celanese Corp. Class A	961,463	63,995
Albemarle Corp.	746,736	63,838
Eastman Chemical Co.	883,196	59,775
Mosaic Co.	2,322,276	56,803
* Ashland Global Holdings Inc.	412,613	47,842
Avery Dennison Corp.	590,347	45,923
FMC Corp.	888,946	42,972
CF Industries Holdings Inc.	1,548,788	37,713
WR Grace & Co.	467,366	34,491
Reliance Steel & Aluminum Co.	456,514	32,883
Westlake Chemical Corp.	256,519	13,724
		888,853
Consumer Goods (16.5%)
Newell Brands Inc.	3,202,765	168,658
ConAgra Foods Inc.	2,918,180	137,476
Molson Coors Brewing Co. Class B	1,159,258	127,287
Dr Pepper Snapple Group Inc.	1,231,520	112,450
Clorox Co.	860,028	107,658
JM Smucker Co.	740,008	100,301
Genuine Parts Co.	939,701	94,393
Whirlpool Corp.	501,212	81,277
Tyson Foods Inc. Class A	987,975	73,772
DR Horton Inc.	2,349,337	70,950
Mattel Inc.	2,262,616	68,512
Coach Inc.	1,852,990	67,745
Delphi Automotive plc	905,945	64,612
Harley-Davidson Inc.	1,187,706	62,462
Hasbro Inc.	748,503	59,379
PVH Corp.	536,199	59,250
Lear Corp.	474,346	57,500
Bunge Ltd.	924,673	54,768
Lennar Corp. Class A	1,216,616	51,512
BorgWarner Inc.	1,352,218	47,571
PulteGroup Inc.	2,054,542	41,173
Leucadia National Corp.	2,154,799	41,027
Ralph Lauren Corp. Class A	374,542	37,881
Ingredion Inc.	239,166	31,823
* Edgewell Personal Care Co.	390,598	31,060
Goodyear Tire & Rubber Co.	869,477	28,084
^ Pilgrim's Pride Corp.	422,888	8,931
^ Coty Inc. Class A	292,728	6,879
Lennar Corp. Class B	62,621	2,102
		1,896,493

Consumer Services (10.9%)
Nielsen Holdings plc	2,254,859	120,793
Royal Caribbean Cruises Ltd.	1,143,908	85,736
Macy's Inc.	2,048,517	75,898
Best Buy Co. Inc.	1,822,335	69,577
Aramark	1,620,252	61,618
Foot Locker Inc.	898,853	60,870
Whole Foods Market Inc.	2,117,800	60,040
Interpublic Group of Cos. Inc.	2,661,871	59,493
Kohl's Corp.	1,218,293	53,300
Wynn Resorts Ltd.	540,069	52,613
AmerisourceBergen Corp. Class A	605,388	48,903
Darden Restaurants Inc.	795,345	48,771
* United Continental Holdings Inc.	910,299	47,763
News Corp. Class A	3,124,751	43,684
Bed Bath & Beyond Inc.	974,900	42,028
^ Nordstrom Inc.	806,567	41,845
* Liberty SiriusXM Group	1,184,040	39,559
Staples Inc.	4,321,145	36,946
H&R Block Inc.	1,464,741	33,909
Gap Inc.	1,450,205	32,253
* Liberty Interactive Corp. QVC Group Class A	1,405,688	28,128
* Rite Aid Corp.	3,475,049	26,723
Tiffany & Co.	351,760	25,548
* Discovery Communications Inc.	750,925	19,757
* Liberty SiriusXM Group	576,409	19,586
* Discovery Communications Inc. Class A	500,727	13,480
News Corp. Class B	198,909	2,828
Marriott International Inc. Class A	1,299	87
		1,251,736
Financials (25.2%)
Willis Towers Watson plc	871,140	115,661
Hartford Financial Services Group Inc.	2,563,644	109,775
M&T Bank Corp.	937,180	108,807
Principal Financial Group Inc.	1,910,347	98,402
KeyCorp	7,188,167	87,480
Citizens Financial Group Inc.	3,450,531	85,263
Invesco Ltd.	2,722,860	85,144
Regions Financial Corp.	8,337,555	82,292
* Markel Corp.	88,290	82,001
Cincinnati Financial Corp.	1,038,593	78,331
Host Hotels & Resorts Inc.	4,931,952	76,790
Kimco Realty Corp.	2,650,705	76,738
First Republic Bank	989,885	76,330
Macerich Co.	906,391	73,300
Lincoln National Corp.	1,546,374	72,649
SL Green Realty Corp.	666,374	72,035
Huntington Bancshares Inc.	7,206,910	71,060
Annaly Capital Management Inc.	6,612,849	69,435
Western Union Co.	3,239,869	67,454
UDR Inc.	1,773,991	63,846
FNF Group	1,729,409	63,832
Iron Mountain Inc.	1,661,253	62,347
XL Group Ltd.	1,826,610	61,429
* Arch Capital Group Ltd.	773,564	61,313
Ally Financial Inc.	3,052,239	59,427
Unum Group	1,555,999	54,942

Comerica Inc.	1,153,257	54,572
Everest Re Group Ltd.	277,838	52,781
Nasdaq Inc.	768,037	51,873
Raymond James Financial Inc.	845,789	49,233
CIT Group Inc.	1,339,808	48,635
Camden Property Trust	579,781	48,551
Torchmark Corp.	755,937	48,297
Reinsurance Group of America Inc. Class A	425,628	45,942
New York Community Bancorp Inc.	3,073,964	43,742
American Capital Agency Corp.	2,198,389	42,957
Zions Bancorporation	1,362,639	42,269
Voya Financial Inc.	1,330,319	38,340
WR Berkley Corp.	611,733	35,334
* Liberty Broadband Corp.	481,500	34,418
Jones Lang LaSalle Inc.	300,200	34,160
Axis Capital Holdings Ltd.	600,743	32,638
People's United Financial Inc.	2,060,170	32,592
Duke Realty Corp.	1,161,955	31,756
Lazard Ltd. Class A	859,804	31,262
* Alleghany Corp.	48,597	25,514
Assurant Inc.	199,561	18,409
Navient Corp.	1,051,548	15,216
* Liberty Broadband Corp. Class A	82,903	5,816
* Santander Consumer USA Holdings Inc.	351,609	4,276
Equifax Inc.	2,673	360
		2,885,026
Health Care (4.7%)
* Laboratory Corp. of America Holdings	679,501	93,418
* Henry Schein Inc.	543,314	88,549
Quest Diagnostics Inc.	923,499	78,156
Universal Health Services Inc. Class B	598,537	73,752
* Hologic Inc.	1,842,869	71,558
* Mallinckrodt plc	714,431	49,853
Perrigo Co. plc	452,201	41,752
Patterson Cos. Inc.	558,742	25,669
* Endo International plc	664,766	13,395
		536,102
Industrials (10.6%)
Ball Corp.	1,157,351	94,845
Fidelity National Information Services Inc.	1,088,789	83,869
WestRock Co.	1,670,591	80,990
Dover Corp.	1,031,071	75,928
Rockwell Collins Inc.	863,112	72,795
L-3 Communications Holdings Inc.	461,805	69,608
Textron Inc.	1,610,943	64,035
Xylem Inc.	1,190,334	62,433
Sealed Air Corp.	1,306,682	59,872
Xerox Corp.	5,721,497	57,959
* Crown Holdings Inc.	926,331	52,884
Fluor Corp.	925,125	47,477
Flowserve Corp.	866,213	41,786
* Jacobs Engineering Group Inc.	806,759	41,726
Owens Corning	762,389	40,704
Hubbell Inc. Class B	367,687	39,615
* Arrow Electronics Inc.	606,402	38,792
Pentair plc	539,947	34,686
Avnet Inc.	843,870	34,649

	ManpowerGroup Inc.	454,050	32,810
	Cintas Corp.	276,186	31,099
	Allison Transmission Holdings Inc.	943,567	27,061
*	United Rentals Inc.	285,516	22,410
	FLIR Systems Inc.	455,068	14,298
	AGCO Corp.	1,584	78
			1,222,409
Oil & Gas (5.3%)
	National Oilwell Varco Inc.	2,508,387	92,158
	Marathon Oil Corp.	5,627,747	88,975
	Devon Energy Corp.	1,652,149	72,876
	Tesoro Corp.	789,172	62,786
	Helmerich & Payne Inc.	682,093	45,905
*	FMC Technologies Inc.	1,498,962	44,474
	Cimarex Energy Co.	315,560	42,402
	OGE Energy Corp.	1,326,722	41,951
*	Weatherford International plc	5,937,171	33,367
	HollyFrontier Corp.	1,169,610	28,655
	Energen Corp.	321,706	18,569
	Murphy Oil Corp.	542,487	16,492
*	Continental Resources Inc.	310,464	16,132
			604,742
Other (0.0%)2
*	Safeway Inc CVR (Casa Ley) Expire 1/30/2018	1,233	—
*	Safeway Inc CVR (PDC) Expire 1/30/2017	1,233	—
			—
Technology (8.7%)
	Western Digital Corp.	1,869,372	109,302
	Symantec Corp.	4,088,864	102,630
	Motorola Solutions Inc.	1,107,494	84,480
	Seagate Technology plc	1,991,223	76,762
	Harris Corp.	828,578	75,906
	Maxim Integrated Products Inc.	1,883,269	75,199
	NetApp Inc.	1,848,348	66,208
*	Micron Technology Inc.	3,448,899	61,321
*	Synopsys Inc.	1,005,334	59,667
	Juniper Networks Inc.	2,416,873	58,150
	Xilinx Inc.	842,021	45,755
	KLA-Tencor Corp.	518,282	36,129
	Marvell Technology Group Ltd.	2,712,188	35,991
*	Dell Technologies Inc - VMware Inc	738,658	35,308
	Garmin Ltd.	688,327	33,115
	Computer Sciences Corp.	465,279	24,292
*	Nuance Communications Inc.	927,306	13,446
	NVIDIA Corp.	11,451	785
	CSRA Inc.	3,663	99
*	IMS Health Holdings Inc.	316	10
			994,555
Telecommunications (0.3%)
	Frontier Communications Corp.	7,771,754	32,330

Utilities (9.7%)
	WEC Energy Group Inc.	2,096,369	125,530
	Eversource Energy	2,107,007	114,158
	DTE Energy Co.	1,191,892	111,644
	American Water Works Co. Inc.	1,181,690	88,438

	Ameren Corp.			1,611,684	79,263
	CMS Energy Corp.			1,858,757	78,086
	ONEOK Inc.			1,397,768	71,831
	CenterPoint Energy Inc.			2,717,848	63,136
	SCANA Corp.			854,452	61,837
	Alliant Energy Corp.			1,510,121	57,853
	AES Corp.			4,378,301	56,261
	Pinnacle West Capital Corp.			737,299	56,027
	NiSource Inc.			2,136,500	51,511
	Entergy Corp.			594,578	45,622
*	Calpine Corp.			2,379,426	30,076
	Avangrid Inc.			409,636	17,116
					1,108,389
Total Common Stocks (Cost $10,129,025)					11,420,635
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
3,4 Vanguard Market Liquidity Fund		0.640%		569,114	56,917

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.318%	10/20/16	1,100	1,100
5	United States Treasury Bill	0.312%	12/8/16	200	200
5	United States Treasury Bill	0.300%	12/22/16	300	300
					1,600
Total Temporary Cash Investments (Cost $58,516)					58,517
Total Investments (100.1%) (Cost $10,187,541)					11,479,152
Other Assets and Liabilities-Net (-0.1%)4					(14,843)
Net Assets (100%)					11,464,309

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,685,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $19,154,000 of collateral received for securities on loan.
5 Securities with a value of $1,600,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,420,635	—	—
Temporary Cash Investments	56,917	1,600	—
Futures Contracts—Assets[1]	247	—	—
Total	11,477,799	1,600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	227	29,922	438
E-mini S&P Mid-Cap 400 Index	December 2016	61	9,453	106
				544

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $10,187,541,000. Net unrealized appreciation of investment securities for tax purposes was $1,291,611,000, consisting of unrealized gains of $1,588,765,000 on securities that had risen in value since their purchase and $297,154,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (0.4%)
*	Axalta Coating Systems Ltd.	1,101,669	31,144

Consumer Goods (10.4%)
*	Electronic Arts Inc.	1,463,294	124,965
*	Mohawk Industries Inc.	322,786	64,667
	Church & Dwight Co. Inc.	1,319,212	63,217
	McCormick & Co. Inc.	589,109	58,864
*	LKQ Corp.	1,494,201	52,984
	Hormel Foods Corp.	1,356,795	51,463
*	WhiteWave Foods Co. Class A	907,503	49,395
	Hanesbrands Inc.	1,934,855	48,855
	Snap-on Inc.	297,444	45,200
*	Michael Kors Holdings Ltd.	822,261	38,474
*,^ Under Armour Inc. Class A		939,220	36,329
*	Under Armour Inc.	955,010	32,337
*	NVR Inc.	18,948	31,072
*	WABCO Holdings Inc.	271,342	30,805
	Harman International Industries Inc.	357,118	30,159
*	lululemon athletica Inc.	488,208	29,771
^	Polaris Industries Inc.	312,739	24,218
			812,775
Consumer Services (13.4%)
	Ross Stores Inc.	2,046,095	131,564
*	Dollar Tree Inc.	1,146,632	90,504
	Expedia Inc.	631,866	73,751
*	Ulta Salon Cosmetics & Fragrance Inc.	303,456	72,216
*	MGM Resorts International	2,462,292	64,094
*	Chipotle Mexican Grill Inc. Class A	149,111	63,149
	Advance Auto Parts Inc.	358,290	53,428
*	CarMax Inc.	980,570	52,313
	Marriott International Inc./ Class A	749,053	50,434
	Tractor Supply Co.	684,479	46,100
	Alaska Air Group Inc.	630,393	41,518
	Wyndham Worldwide Corp.	562,675	37,885
*	TripAdvisor Inc.	578,289	36,536
	FactSet Research Systems Inc.	208,106	33,734
*	Norwegian Cruise Line Holdings Ltd.	813,773	30,679
	Signet Jewelers Ltd.	400,624	29,859
	Scripps Networks Interactive Inc. Class A	415,612	26,387
*	Liberty Interactive Corp. QVC Group Class A	1,089,579	21,803
	Williams-Sonoma Inc.	412,166	21,053
	Tiffany & Co.	272,598	19,799
*	AutoNation Inc.	367,018	17,877
*	Discovery Communications Inc.	576,503	15,168
*	Discovery Communications Inc. Class A	383,111	10,313
*	Hyatt Hotels Corp. Class A	113,089	5,566
			1,045,730

Financials (14.8%)
Equinix Inc.	364,009	131,134
Moody's Corp.	837,132	90,645
Realty Income Corp.	1,324,231	88,631
Equifax Inc.	611,168	82,251
Essex Property Trust Inc.	335,433	74,701
Digital Realty Trust Inc.	752,147	73,048
* IHS Markit Ltd.	1,834,215	68,875
AvalonBay Communities Inc.	351,574	62,524
Federal Realty Investment Trust	365,781	56,305
VEREIT Inc.	4,943,261	51,262
Extra Space Storage Inc.	611,949	48,595
Alexandria Real Estate Equities Inc.	399,269	43,428
Brixmor Property Group Inc.	1,558,474	43,310
* CBRE Group Inc. Class A	1,546,977	43,284
* E*TRADE Financial Corp.	1,401,609	40,815
* Affiliated Managers Group Inc.	275,836	39,913
MSCI Inc. Class A	460,311	38,638
SEI Investments Co.	743,359	33,905
* Liberty Broadband Corp.	373,218	26,678
Realogy Holdings Corp.	374,194	9,677
* Liberty Broadband Corp. Class A	63,553	4,459
Macerich Co.	260	21
Camden Property Trust	152	13
Lazard Ltd. Class A	228	8
		1,152,120
Health Care (12.2%)
* Edwards Lifesciences Corp.	1,090,249	131,440
CR Bard Inc.	376,199	84,374
* Incyte Corp.	818,345	77,162
* BioMarin Pharmaceutical Inc.	830,849	76,870
Dentsply Sirona Inc.	1,193,316	70,919
* Waters Corp.	391,934	62,118
* DaVita Inc.	847,686	56,007
* Centene Corp.	830,650	55,620
* IDEXX Laboratories Inc.	458,581	51,696
* Varian Medical Systems Inc.	478,248	47,600
ResMed Inc.	720,513	46,682
Cooper Cos. Inc.	248,103	44,475
* Quintiles Transnational Holdings Inc.	457,357	37,073
* Alkermes plc	776,194	36,504
* Jazz Pharmaceuticals plc	294,448	35,769
* Alnylam Pharmaceuticals Inc.	374,241	25,366
* Envision Healthcare Holdings Inc.	476,496	10,612
		950,287
Industrials (23.6%)
* Fiserv Inc.	1,125,709	111,974
Amphenol Corp. Class A	1,581,115	102,646
Roper Technologies Inc.	518,953	94,693
* FleetCor Technologies Inc.	450,298	78,230
Vulcan Materials Co.	681,464	77,503
* TransDigm Group Inc.	259,152	74,926
Waste Connections Inc.	898,316	67,104
* Verisk Analytics Inc. Class A	778,823	63,303
Fastenal Co.	1,479,921	61,831
* Alliance Data Systems Corp.	284,767	61,091

	Global Payments Inc.	787,331	60,436
	Acuity Brands Inc.	224,768	59,474
	WW Grainger Inc.	263,036	59,141
	Martin Marietta Materials Inc.	324,819	58,178
	Masco Corp.	1,691,146	58,023
*	Mettler-Toledo International Inc.	135,663	56,955
	AMETEK Inc.	1,190,312	56,873
	Kansas City Southern	553,001	51,606
	CH Robinson Worldwide Inc.	730,868	51,497
	Expeditors International of Washington Inc.	927,233	47,771
	Fortune Brands Home & Security Inc.	788,175	45,793
*	Vantiv Inc. Class A	801,346	45,092
	Total System Services Inc.	847,272	39,949
	JB Hunt Transport Services Inc.	461,631	37,457
*	Trimble Navigation Ltd.	1,276,090	36,445
	Wabtec Corp.	438,407	35,796
*	Stericycle Inc.	435,510	34,902
*	Sensata Technologies Holding NV	874,673	33,920
	Macquarie Infrastructure Corp.	375,573	31,263
	Pentair plc	418,575	26,889
	B/E Aerospace Inc.	495,815	25,614
	Cintas Corp.	214,064	24,104
	Robert Half International Inc.	634,964	24,040
*	First Data Corp. Class A	1,753,598	23,077
*	United Rentals Inc.	219,178	17,203
			1,834,799
Oil & Gas (5.1%)
*	Concho Resources Inc.	721,018	99,032
	EQT Corp.	884,654	64,244
	Cabot Oil & Gas Corp.	2,382,276	61,463
*	Cheniere Energy Inc.	1,025,953	44,731
	Range Resources Corp.	1,076,749	41,724
	Cimarex Energy Co.	243,196	32,678
*	Antero Resources Corp.	1,025,420	27,635
	Core Laboratories NV	226,589	25,453
			396,960
Technology (17.8%)
*	Cerner Corp.	1,556,588	96,119
	NVIDIA Corp.	1,301,498	89,179
*	Autodesk Inc.	1,093,030	79,059
	Lam Research Corp.	820,743	77,733
*	Red Hat Inc.	927,445	74,965
	Skyworks Solutions Inc.	960,227	73,112
	Linear Technology Corp.	1,227,746	72,793
*	Palo Alto Networks Inc.	435,886	69,450
	Microchip Technology Inc.	1,102,534	68,511
*	Twitter Inc.	2,899,661	66,837
*	Citrix Systems Inc.	757,592	64,562
*	ServiceNow Inc.	800,337	63,347
*	Workday Inc. Class A	578,909	53,080
*	Akamai Technologies Inc.	850,033	45,043
	CDK Global Inc.	768,887	44,103
*	F5 Networks Inc.	339,024	42,256
*	ANSYS Inc.	446,624	41,362
*	Splunk Inc.	680,459	39,929
*	Qorvo Inc.	654,953	36,507

*	VeriSign Inc.			464,775	36,364
*	Gartner Inc.			401,885	35,547
	Xilinx Inc.			648,997	35,267
	KLA-Tencor Corp.			400,601	27,926
*	NetSuite Inc.			207,809	23,002
*	IMS Health Holdings Inc.			606,693	19,014
*	Premier Inc. Class A			230,668	7,460
					1,382,527
Telecommunications (2.0%)
*	SBA Communications Corp. Class A			638,222	71,583
*	Level 3 Communications Inc.			1,473,024	68,319
*	Zayo Group Holdings Inc.			622,016	18,480
					158,382
Utilities (0.0%)
*	Calpine Corp.			630	8

Total Common Stocks (Cost $6,727,137)					7,764,732
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		0.640%		378,656	37,869

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.321%	12/1/16	400	400
4	United States Treasury Bill	0.275-0.312%	12/8/16	600	600
					1,000
Total Temporary Cash Investments (Cost $38,869)					38,869
Total Investments (100.2%) (Cost $6,766,006)					7,803,601
Other Asset and Liabilities-Net (-0.2%)3					(17,309)
Net Assets (100%)					7,786,292

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,487,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $9,709,000 of collateral received for securities on loan.
4 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Mid-Cap Growth Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,764,732	—	—
Temporary Cash Investments	37,869	1,000	—
Futures Contracts—Assets[1]	144	—	—
Total	7,802,745	1,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mid-Cap Growth Index Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	December 2016	165	17,823	264
E-mini S&P Mid-Cap 400 Index	December 2016	34	5,269	59
				323

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $6,766,006,000. Net unrealized appreciation of investment securities for tax purposes was $1,037,595,000, consisting of unrealized gains of $1,319,905,000 on securities that had risen in value since their purchase and $282,310,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 17, 2016
VANGUARD INDEX FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.